UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22555

FlexShares Trust

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 855-353-9383

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.9%
Aerospace & Defense - 2.0%
AAR Corp.	7,040	333,767
Aerojet Rocketdyne Holdings, Inc.*	11,220	378,114
Aerovironment, Inc.*(a)	1,540	113,359
Arconic, Inc.	5,500	119,295
Astronics Corp.*(a)	880	36,089
Axon Enterprise, Inc.*	4,620	313,837
Boeing Co. (The)	15,620	5,565,406
BWX Technologies, Inc.	1,760	115,738
Curtiss-Wright Corp.	2,860	380,466
Esterline Technologies Corp.*	4,400	375,320
General Dynamics Corp.	6,820	1,362,363
Harris Corp.	3,740	616,913
HEICO Corp.(a)	7,217	551,162
Hexcel Corp.	6,160	425,102
Huntington Ingalls Industries, Inc.	2,860	666,523
KLX, Inc.*	14,740	1,076,757
Kratos Defense & Security Solutions, Inc.*(a)	11,220	144,962
L3 Technologies, Inc.	2,860	613,298
Lockheed Martin Corp.	7,040	2,295,744
Mercury Systems, Inc.*(a)	3,300	137,709
Moog, Inc., Class A	5,280	396,053
National Presto Industries, Inc.(a)	440	54,846
Northrop Grumman Corp.	5,060	1,520,479
Raytheon Co.	9,240	1,829,797
Rockwell Collins, Inc.	3,300	458,667
Spirit AeroSystems Holdings, Inc., Class A	8,140	759,055
Teledyne Technologies, Inc.*	2,420	530,996
Textron, Inc.	10,340	705,912
TransDigm Group, Inc.	880	330,475
Triumph Group, Inc.(a)	16,500	344,025
United Technologies Corp.	22,440	3,046,006

		25,598,235

Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc.*	15,840	356,875
Atlas Air Worldwide Holdings, Inc.*	11,000	737,550
CH Robinson Worldwide, Inc.(a)	3,740	344,940
Echo Global Logistics, Inc.*	1,100	37,895
Expeditors International of Washington, Inc.	4,180	318,391
FedEx Corp.	7,920	1,947,291
Forward Air Corp.	2,860	182,754
Hub Group, Inc., Class A*	2,200	102,080
Park-Ohio Holdings Corp.	1,100	41,195
United Parcel Service, Inc., Class B	15,180	1,819,930
XPO Logistics, Inc.*(a)	7,700	767,844

		6,656,745

Airlines - 0.7%
Alaska Air Group, Inc.(a)	4,840	304,097

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Airlines - (continued)
Allegiant Travel Co.(a)	1,980	244,728
American Airlines Group, Inc.(a)	26,400	1,043,856
Delta Air Lines, Inc.	35,860	1,951,501
Hawaiian Holdings, Inc.(a)	13,860	555,786
JetBlue Airways Corp.*	21,340	384,120
SkyWest, Inc.	20,460	1,225,554
Southwest Airlines Co.	26,180	1,522,629
Spirit Airlines, Inc.*(a)	17,160	745,431
United Continental Holdings, Inc.*	16,060	1,291,224

		9,268,926

Auto Components - 0.7%
Adient plc(a)	3,080	146,700
American Axle & Manufacturing Holdings, Inc.*(a)	29,480	492,906
Aptiv plc	12,316	1,207,830
Autoliv, Inc.(a)	4,400	450,824
BorgWarner, Inc.	12,980	597,339
Cooper Tire & Rubber Co.(a)	13,860	395,703
Cooper-Standard Holdings, Inc.*	4,400	593,120
Dana, Inc.	52,800	1,127,280
Delphi Technologies plc	15,400	695,618
Dorman Products, Inc.*(a)	1,760	131,437
Gentex Corp.	8,800	204,160
Gentherm, Inc.*(a)	3,300	149,490
Goodyear Tire & Rubber Co. (The)(a)	14,080	340,877
LCI Industries(a)	6,820	627,099
Lear Corp.	2,200	396,286
Modine Manufacturing Co.*	11,660	203,467
Motorcar Parts of America, Inc.*(a)	3,080	66,528
Standard Motor Products, Inc.(a)	3,300	160,842
Superior Industries International, Inc.	220	4,037
Tenneco, Inc.	16,280	750,508
Visteon Corp.*(a)	3,960	463,637

		9,205,688

Automobiles - 0.4%
Ford Motor Co.	171,600	1,722,864
General Motors Co.	56,320	2,135,091
Harley-Davidson, Inc.	440	18,871
Tesla, Inc.*(a)	3,740	1,115,044
Thor Industries, Inc.(a)	4,620	438,207
Winnebago Industries, Inc.	5,940	237,006

		5,667,083

Banks - 8.3%
1st Source Corp.(a)	3,520	199,091
Ameris Bancorp	4,400	205,040
Associated Banc-Corp.	45,540	1,229,580
Banc of California, Inc.(a)	880	17,600
BancFirst Corp.	3,080	191,268
BancorpSouth Bank	7,920	260,568
Bank of America Corp.	454,080	14,021,990
Bank of Hawaii Corp.(a)	3,080	247,909
Bank of the Ozarks(a)	5,280	215,952
BankUnited, Inc.	44,000	1,709,840

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
Banner Corp.	3,300	207,801
BB&T Corp.	38,280	1,945,007
Berkshire Hills Bancorp, Inc.(a)	5,060	205,436
BOK Financial Corp.	220	21,413
Boston Private Financial Holdings, Inc.	6,160	88,704
Brookline Bancorp, Inc.	12,320	224,224
Bryn Mawr Bank Corp.	2,200	107,470
Cathay General Bancorp	24,860	1,033,927
Central Pacific Financial Corp.(a)	3,520	97,011
Chemical Financial Corp.	26,840	1,524,512
CIT Group, Inc.	12,100	640,453
Citigroup, Inc.	123,420	8,872,664
Citizens Financial Group, Inc.	27,280	1,085,198
City Holding Co.(a)	2,640	212,467
Columbia Banking System, Inc.(a)	7,700	315,161
Comerica, Inc.	4,840	469,190
Commerce Bancshares, Inc.	1,614	107,815
Community Bank System, Inc.(a)	4,840	306,130
Community Trust Bancorp, Inc.	1,980	96,674
Cullen/Frost Bankers, Inc.	440	48,616
Customers Bancorp, Inc.*	2,860	72,844
CVB Financial Corp.(a)	13,200	315,744
Eagle Bancorp, Inc.*	2,420	130,801
East West Bancorp, Inc.	2,860	185,156
Fifth Third Bancorp	37,180	1,100,156
First Bancorp*	33,660	276,685
First Citizens BancShares, Inc., Class A	1,980	805,504
First Commonwealth Financial Corp.(a)	12,100	204,127
First Financial Bancorp	12,540	380,589
First Financial Bankshares, Inc.(a)	3,740	211,684
First Horizon National Corp.	21,036	376,334
First Interstate BancSystem, Inc., Class A	3,960	170,874
First Merchants Corp.	7,700	363,440
First Midwest Bancorp, Inc.	7,480	199,492
First Republic Bank(a)	3,520	347,987
Flushing Financial Corp.	6,380	160,011
FNB Corp.(a)	37,840	485,487
Fulton Financial Corp.	37,400	648,890
Glacier Bancorp, Inc.(a)	5,720	244,244
Great Western Bancorp, Inc.(a)	10,120	423,522
Hancock Whitney Corp.	22,000	1,105,500
Hanmi Financial Corp.	3,300	82,665
Heartland Financial USA, Inc.(a)	1,100	64,625
Hilltop Holdings, Inc.	24,860	517,088
Home BancShares, Inc.(a)	9,020	209,174
Hope Bancorp, Inc.(a)	32,780	550,048
Huntington Bancshares, Inc.	73,040	1,127,738
IBERIABANK Corp.	17,600	1,462,560
Independent Bank Corp.	4,840	427,856
International Bancshares Corp.	9,900	440,055
Investors Bancorp, Inc.	13,860	173,527
JPMorgan Chase & Co.	161,260	18,536,837
KeyCorp	67,100	1,400,377
Lakeland Financial Corp.	5,280	256,027
LegacyTexas Financial Group, Inc.	9,240	404,989

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
M&T Bank Corp.	6,600	1,144,110
MB Financial, Inc.	5,940	287,793
NBT Bancorp, Inc.(a)	6,820	274,437
OFG Bancorp	26,840	446,886
Old National Bancorp(a)	31,240	607,618
PacWest Bancorp	5,500	276,210
Park National Corp.(a)	2,420	265,038
Peoples Bancorp, Inc.	1,100	39,842
People’s United Financial, Inc.(a)	7,040	128,339
Pinnacle Financial Partners, Inc.	3,520	220,000
PNC Financial Services Group, Inc. (The)	22,440	3,249,985
Popular, Inc.	29,260	1,452,174
Prosperity Bancshares, Inc.(a)	8,140	571,021
Regions Financial Corp.	43,340	806,557
Renasant Corp.	4,840	216,251
S&T Bancorp, Inc.	7,040	315,111
Sandy Spring Bancorp, Inc.	5,060	197,897
Signature Bank	1,760	193,090
Simmons First National Corp., Class A	4,986	148,583
South State Corp.	2,420	202,554
Southside Bancshares, Inc.	3,960	135,788
State Bank Financial Corp.	3,300	103,785
Sterling Bancorp	20,900	463,980
Stock Yards Bancorp, Inc.	3,960	151,074
SunTrust Banks, Inc.(a)	19,140	1,379,420
SVB Financial Group*	1,980	609,602
Synovus Financial Corp.	9,460	467,513
TCF Financial Corp.	42,460	1,066,171
Texas Capital Bancshares, Inc.*	2,860	259,688
Tompkins Financial Corp.(a)	2,640	226,195
TriCo Bancshares	1,540	59,783
Trustmark Corp.	14,960	526,442
UMB Financial Corp.(a)	2,860	205,605
Umpqua Holdings Corp.	52,360	1,115,268
Union Bankshares Corp.(a)	9,020	365,400
United Bankshares, Inc.(a)	23,980	886,061
United Community Banks, Inc.	4,620	138,739
US Bancorp	71,060	3,766,891
Valley National Bancorp(a)	71,280	830,412
Washington Trust Bancorp, Inc.	3,300	192,885
Webster Financial Corp.(a)	6,380	411,701
Wells Fargo & Co.	197,120	11,293,005
WesBanco, Inc.(a)	7,040	344,045
Westamerica Bancorp(a)	220	13,204
Western Alliance Bancorp*	7,040	399,309
Wintrust Financial Corp.	4,620	405,313
Zions Bancorp(a)	4,840	250,228

		106,882,351

Beverages - 1.0%
Boston Beer Co., Inc. (The), Class A*	440	120,978
Brown-Forman Corp., Class B(a)	10,615	564,930
Coca-Cola Bottling Co. Consolidated	660	95,779
Coca-Cola Co. (The)	107,360	5,006,197
Constellation Brands, Inc., Class A	5,280	1,110,015

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Beverages - (continued)
Keurig Dr Pepper, Inc.	6,820	163,748
Molson Coors Brewing Co., Class B	9,020	604,340
Monster Beverage Corp.*	11,440	686,629
PepsiCo, Inc.	37,840	4,351,600

		12,704,216

Biotechnology - 2.4%
AbbVie, Inc.	51,920	4,788,582
ACADIA Pharmaceuticals, Inc.*(a)	5,060	76,356
Achaogen, Inc.*(a)	4,840	34,461
Acorda Therapeutics, Inc.*	16,060	400,697
Agios Pharmaceuticals, Inc.*	1,320	114,061
Alder Biopharmaceuticals, Inc.*(a)	4,840	91,718
Alexion Pharmaceuticals, Inc.*(b)	5,720	760,531
Alkermes plc*	4,180	183,293
Alnylam Pharmaceuticals, Inc.*(a)	2,860	271,700
AMAG Pharmaceuticals, Inc.*(a)	10,560	232,848
Amgen, Inc.	33,880	6,659,114
Amicus Therapeutics, Inc.*(a)	12,320	179,256
Aquinox Pharmaceuticals, Inc.*	4,620	13,675
Arena Pharmaceuticals, Inc.*(a)	2,200	84,898
Array BioPharma, Inc.*(a)	4,180	64,330
Atara Biotherapeutics, Inc.*(a)	12,980	487,399
Biogen, Inc.*	7,260	2,427,526
BioMarin Pharmaceutical, Inc.*	3,520	353,971
Bluebird Bio, Inc.*(a)	880	136,312
Celgene Corp.*(b)	12,320	1,109,909
Clovis Oncology, Inc.*(a)	220	9,711
Coherus Biosciences, Inc.*(a)	9,020	171,831
Concert Pharmaceuticals, Inc.*	2,420	38,696
Curis, Inc.*	1	2
Eagle Pharmaceuticals, Inc.*(a)	1,540	122,045
Emergent BioSolutions, Inc.*	2,200	119,570
Epizyme, Inc.*	2,640	34,056
Esperion Therapeutics, Inc.*(a)	5,060	227,397
Exact Sciences Corp.*(a)	2,640	154,308
Exelixis, Inc.*(a)	6,380	132,066
Geron Corp.*(a)	220	790
Gilead Sciences, Inc.	57,640	4,486,121
Global Blood Therapeutics, Inc.*(a)	1,320	55,176
Halozyme Therapeutics, Inc.*	3,960	71,676
Heron Therapeutics, Inc.*(a)	220	8,239
ImmunoGen, Inc.*	7,480	69,564
Incyte Corp.*	4,840	322,054
Insmed, Inc.*(a)	2,860	71,128
Intrexon Corp.*(a)	2,420	35,477
Ionis Pharmaceuticals, Inc.*(a)	4,620	201,802
Iovance Biotherapeutics, Inc.*	20,240	287,408
Ironwood Pharmaceuticals, Inc.*	1,100	21,208
Keryx Biopharmaceuticals, Inc.*(a)	12,760	54,102
La Jolla Pharmaceutical Co.*(a)	1,980	65,479
Ligand Pharmaceuticals, Inc.*(a)	1,760	384,261
MacroGenics, Inc.*	1,540	31,801
MiMedx Group, Inc.*(a)	440	1,870
Minerva Neurosciences, Inc.*	14,740	118,657
Momenta Pharmaceuticals, Inc.*(a)	2,640	78,144
Myriad Genetics, Inc.*	1,760	77,000
Neurocrine Biosciences, Inc.*(a)	4,180	420,048

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Biotechnology - (continued)
Novavax, Inc.*(a)	38,940	49,454
OPKO Health, Inc.*(a)	120,120	675,074
PDL BioPharma, Inc.*(a)	64,240	161,242
Portola Pharmaceuticals, Inc.*(a)	2,420	86,636
Progenics Pharmaceuticals, Inc.*(a)	2,420	19,324
Puma Biotechnology, Inc.*(a)	1,100	52,965
Regeneron Pharmaceuticals, Inc.*	1,540	566,735
Repligen Corp.*(a)	1,980	95,693
Retrophin, Inc.*(a)	2,860	79,050
Rigel Pharmaceuticals, Inc.*(a)	220	620
Sage Therapeutics, Inc.*(a)	1,540	222,253
Sangamo Therapeutics, Inc.*(a)	14,960	204,204
Sarepta Therapeutics, Inc.*(a)	4,180	485,883
Seattle Genetics, Inc.*(a)	3,300	232,320
Sorrento Therapeutics, Inc.*	7,700	43,120
Syros Pharmaceuticals, Inc.*	5,280	53,434
TESARO, Inc.*(a)	880	30,650
TG Therapeutics, Inc.*(a)	2,420	28,435
Ultragenyx Pharmaceutical, Inc.*(a)	1,320	104,425
United Therapeutics Corp.*	1,980	243,362
Vertex Pharmaceuticals, Inc.*	7,920	1,386,396

		31,163,599

Building Products - 0.4%
AAON, Inc.(a)	4,400	166,100
American Woodmark Corp.*(a)	1,320	110,154
AO Smith Corp.(b)	8,800	523,864
Apogee Enterprises, Inc.(a)	4,840	245,678
Armstrong World Industries, Inc.*	220	14,938
Builders FirstSource, Inc.*	20,680	370,792
Fortune Brands Home & Security, Inc.	2,860	165,880
Gibraltar Industries, Inc.*	2,200	95,590
Griffon Corp.	6,380	114,202
Insteel Industries, Inc.	660	27,146
JELD-WEN Holding, Inc.*	13,860	380,318
Johnson Controls International plc	13,420	503,384
Lennox International, Inc.(a)	2,420	525,334
Masco Corp.	5,280	212,942
Masonite International Corp.*	1,320	90,090
NCI Building Systems, Inc.*	660	10,527
Owens Corning	4,840	301,145
Patrick Industries, Inc.*(a)	4,947	303,004
Quanex Building Products Corp.	440	7,788
Simpson Manufacturing Co., Inc.	1,760	128,410
Trex Co., Inc.*	5,280	410,467
Universal Forest Products, Inc.	4,620	170,201
USG Corp.*	12,100	522,962

		5,400,916

Capital Markets - 2.6%
Affiliated Managers Group, Inc.	1,540	246,415
Ameriprise Financial, Inc.	5,280	769,138
Artisan Partners Asset Management, Inc., Class A(a)	3,960	136,422
Bank of New York Mellon Corp. (The)	41,580	2,223,283
BGC Partners, Inc., Class A	52,800	567,072
BlackRock, Inc.	3,740	1,880,322

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Capital Markets - (continued)
Cboe Global Markets, Inc.(b)	4,620	448,741
Charles Schwab Corp. (The)	30,140	1,538,948
CME Group, Inc.	9,020	1,435,262
Cohen & Steers, Inc.(a)	880	36,863
Cowen, Inc.*(a)	18,480	290,136
E*TRADE Financial Corp.*	14,520	868,441
Eaton Vance Corp.	1,100	58,443
Evercore, Inc., Class A	2,200	248,600
FactSet Research Systems, Inc.(a)	660	132,898
Federated Investors, Inc., Class B	21,780	527,076
Franklin Resources, Inc.	9,240	317,117
Goldman Sachs Group, Inc. (The)	17,380	4,126,533
Interactive Brokers Group, Inc., Class A	6,380	381,907
Intercontinental Exchange, Inc.	15,400	1,138,249
INTL. FCStone, Inc.*	8,580	459,802
Invesco Ltd.	22,440	605,656
Investment Technology Group, Inc.	6,160	136,444
Janus Henderson Group plc(a)	18,040	587,202
Jefferies Financial Services, Inc.	17,600	426,800
Legg Mason, Inc.(a)	18,920	645,740
LPL Financial Holdings, Inc.	9,680	641,687
MarketAxess Holdings, Inc.(a)	2,420	468,923
Moody’s Corp.	4,620	790,574
Morgan Stanley	70,180	3,548,301
Morningstar, Inc.	220	29,040
MSCI, Inc.	2,640	438,742
Nasdaq, Inc.	1,980	180,972
Northern Trust Corp.(c)	7,514	820,679
Piper Jaffray Cos.	3,080	238,238
Raymond James Financial, Inc.	2,200	201,498
S&P Global, Inc.	5,940	1,190,614
SEI Investments Co.	3,960	237,362
State Street Corp.	14,960	1,321,118
Stifel Financial Corp.(a)	26,180	1,443,305
T. Rowe Price Group, Inc.	8,800	1,047,904
TD Ameritrade Holding Corp.	4,180	238,887
Virtu Financial, Inc., Class A	20,020	403,403
Waddell & Reed Financial, Inc., Class A(a)	24,860	514,851

		33,989,608

Chemicals - 2.0%
A Schulman, Inc.	8,140	352,869
AdvanSix, Inc.*	6,380	258,198
Air Products & Chemicals, Inc.	5,060	830,700
Albemarle Corp.(a)	4,620	435,204
American Vanguard Corp.	220	4,774
Ashland Global Holdings, Inc.(a)	2,200	180,642
Axalta Coating Systems Ltd.*	2,420	73,205
Balchem Corp.	2,420	242,702
Cabot Corp.	14,080	930,688
Celanese Corp., Series A(b)	5,280	623,621
CF Industries Holdings, Inc.(a)	3,740	166,131
Chemours Co. (The)	12,540	574,457
DowDuPont, Inc.	74,580	5,128,867
Eastman Chemical Co.	7,700	797,874
Ecolab, Inc.	6,600	928,620
Ferro Corp.*	12,540	282,401

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Chemicals - (continued)
FMC Corp.	7,920	711,850
FutureFuel Corp.	220	3,027
GCP Applied Technologies, Inc.*	13,860	404,019
HB Fuller Co.(a)	2,420	137,166
Huntsman Corp.	20,680	693,400
Innophos Holdings, Inc.	4,840	218,671
Innospec, Inc.	4,180	338,371
International Flavors & Fragrances, Inc.	2,200	292,072
Koppers Holdings, Inc.*	880	33,044
Kraton Corp.*(a)	7,920	380,873
Kronos Worldwide, Inc.(a)	12,540	285,159
LyondellBasell Industries NV, Class A	11,440	1,267,438
Minerals Technologies, Inc.	6,380	482,328
Mosaic Co. (The)	6,380	192,102
NewMarket Corp.	220	90,077
Olin Corp.	12,100	357,071
OMNOVA Solutions, Inc.*	1,540	14,399
Platform Specialty Products Corp.*	60,720	750,499
PolyOne Corp.	10,780	483,483
PPG Industries, Inc.	5,720	632,975
Praxair, Inc.	6,380	1,068,650
Quaker Chemical Corp.(a)	1,980	351,529
Rayonier Advanced Materials, Inc.(a)	11,660	210,346
RPM International, Inc.	2,640	169,937
Scotts Miracle-Gro Co. (The)(a)	2,860	227,170
Sensient Technologies Corp.(a)	3,520	244,147
Sherwin-Williams Co. (The)	2,200	969,606
Stepan Co.(a)	4,840	423,887
Tredegar Corp.	660	17,193
Trinseo SA	18,920	1,413,324
Tronox Ltd., Class A(a)	16,940	312,543
Valvoline, Inc.	4,400	99,396
Venator Materials plc*(a)	7,480	109,358
Westlake Chemical Corp.(a)	440	47,177
WR Grace & Co.	880	64,997

		25,308,237

Commercial Services & Supplies - 0.9%
ABM Industries, Inc.	11,880	370,656
ACCO Brands Corp.	28,820	368,896
Brady Corp., Class A	5,720	218,790
Brink’s Co. (The)(a)	5,940	474,309
Cintas Corp.	2,860	584,813
Copart, Inc.*	3,080	176,761
Covanta Holding Corp.(a)	42,680	768,240
Deluxe Corp.	13,860	816,770
Ennis, Inc.	7,480	162,690
Essendant, Inc.	13,860	230,492
Healthcare Services Group, Inc.(a)	6,600	265,716
Herman Miller, Inc.	10,560	399,696
HNI Corp.	8,360	361,737
Interface, Inc.(a)	2,640	59,136
KAR Auction Services, Inc.	6,820	405,449
Kimball International, Inc., Class B	7,920	127,908
Knoll, Inc.	4,180	94,259
LSC Communications, Inc.	9,460	142,090

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Commercial Services & Supplies - (continued)
Matthews International Corp., Class A	3,960	208,098
McGrath RentCorp	660	39,191
Mobile Mini, Inc.	2,420	103,213
MSA Safety, Inc.	1,540	155,355
Multi-Color Corp.(a)	2,420	160,567
Pitney Bowes, Inc.	54,340	474,388
Quad/Graphics, Inc.	17,160	352,810
Republic Services, Inc.	8,140	589,987
Rollins, Inc.	3,080	169,215
RR Donnelley & Sons Co.	14,520	85,668
SP Plus Corp.*	440	17,160
Steelcase, Inc., Class A	14,520	199,650
Stericycle, Inc.*	2,420	169,061
Team, Inc.*(a)	8,580	187,044
Tetra Tech, Inc.	7,040	428,032
UniFirst Corp.	1,760	329,384
US Ecology, Inc.	2,200	149,160
Viad Corp.(a)	1,320	75,768
Waste Management, Inc.	12,320	1,108,800

		11,030,959

Communications Equipment - 1.2%
Acacia Communications, Inc.*(a)	5,720	183,841
ADTRAN, Inc.	220	3,575
Applied Optoelectronics, Inc.*(a)	6,380	245,183
Arista Networks, Inc.*(b)	1,320	337,564
ARRIS International plc*	6,380	161,159
CalAmp Corp.*	1,100	25,036
Calix, Inc.*	440	3,102
Ciena Corp.*(a)	41,360	1,050,544
Cisco Systems, Inc.	165,660	7,005,761
CommScope Holding Co., Inc.*	3,520	113,027
EchoStar Corp., Class A*(a)	2,200	98,978
Extreme Networks, Inc.*	7,040	59,840
F5 Networks, Inc.*	1,320	226,222
Finisar Corp.*(a)	15,620	263,197
Harmonic, Inc.*	30,360	139,656
Infinera Corp.*	7,040	58,573
InterDigital, Inc.	3,300	272,085
Juniper Networks, Inc.	12,100	318,714
Lumentum Holdings, Inc.*(a)	18,040	942,590
Motorola Solutions, Inc.	3,520	426,976
NETGEAR, Inc.*(a)	4,400	289,740
NetScout Systems, Inc.*(a)	25,080	672,144
Oclaro, Inc.*	50,820	429,937
Palo Alto Networks, Inc.*	2,640	523,406
Plantronics, Inc.	2,200	151,052
Ubiquiti Networks, Inc.*(a)	880	72,671
ViaSat, Inc.*(a)	13,420	943,963
Viavi Solutions, Inc.*	41,360	418,563

		15,437,099

Construction & Engineering - 0.3%
AECOM*(a)	7,920	265,795
Aegion Corp.*(a)	5,280	130,839
Argan, Inc.	2,420	92,928
Comfort Systems USA, Inc.	4,180	232,199
Dycom Industries, Inc.*(a)	4,400	392,304
EMCOR Group, Inc.	4,180	321,651

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Construction & Engineering - (continued)
Fluor Corp.	6,820	349,525
Granite Construction, Inc.(a)	1,980	106,821
Jacobs Engineering Group, Inc.	1,100	74,393
KBR, Inc.	35,860	716,483
MasTec, Inc.*(a)	14,080	655,424
MYR Group, Inc.*	660	24,347
Primoris Services Corp.	3,080	83,191
Tutor Perini Corp.*(a)	9,240	170,940
Valmont Industries, Inc.	440	61,446

		3,678,286

Construction Materials - 0.1%
Eagle Materials, Inc.(a)	1,980	196,713
Martin Marietta Materials, Inc.(a)	1,980	394,852
Summit Materials, Inc., Class A*(a)	15,650	392,815
US Concrete, Inc.*(a)	1,100	55,550
Vulcan Materials Co.	3,520	394,240

		1,434,170

Consumer Finance - 1.0%
Ally Financial, Inc.	23,100	618,156
American Express Co.	25,520	2,539,750
Capital One Financial Corp.	21,780	2,054,290
Credit Acceptance Corp.*	1,540	590,744
Discover Financial Services	18,480	1,319,657
Encore Capital Group, Inc.*(a)	10,560	381,216
Enova International, Inc.*	9,240	286,440
EZCORP, Inc., Class A*(a)	14,300	163,735
FirstCash, Inc.	5,280	428,736
Green Dot Corp., Class A*	3,080	244,306
LendingClub Corp.*	122,100	503,052
Navient Corp.	75,240	993,920
Nelnet, Inc., Class A(a)	8,580	504,332
OneMain Holdings, Inc.*	11,000	365,750
PRA Group, Inc.*(a)	8,800	344,960
Santander Consumer USA Holdings, Inc.	12,540	241,270
SLM Corp.*(a)	47,080	531,533
Synchrony Financial	40,480	1,171,491
World Acceptance Corp.*	1,100	109,901

		13,393,239

Containers & Packaging - 0.5%
AptarGroup, Inc.(a)	1,100	112,673
Avery Dennison Corp.	1,980	227,066
Ball Corp.(a)(b)	11,220	437,243
Bemis Co., Inc.	16,280	747,415
Berry Global Group, Inc.*	10,340	505,109
Crown Holdings, Inc.*	4,180	189,229
Graphic Packaging Holding Co.(a)	21,560	313,267
International Paper Co.	20,900	1,122,957
Myers Industries, Inc.	440	9,482
Owens-Illinois, Inc.*	49,500	924,660
Packaging Corp. of America	1,760	198,704
Sealed Air Corp.(a)	3,960	174,517
Silgan Holdings, Inc.	4,840	133,148
Sonoco Products Co.	1,980	110,524
WestRock Co.	13,200	765,336

		5,971,330

Distributors - 0.1%
Core-Mark Holding Co., Inc.	5,280	127,670

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Distributors - (continued)
Genuine Parts Co.	2,420	235,490
LKQ Corp.*	9,240	309,725
Pool Corp.(a)	2,860	438,295

		1,111,180

Diversified Consumer Services - 0.4%
Adtalem Global Education, Inc.*	18,480	1,008,084
American Public Education, Inc.*	2,640	116,424
Bright Horizons Family Solutions, Inc.*	3,300	353,067
Capella Education Co.	1,760	183,040
Career Education Corp.*	16,500	303,600
Carriage Services, Inc.	3,520	87,965
Graham Holdings Co., Class B	440	245,960
Grand Canyon Education, Inc.*	4,400	512,732
H&R Block, Inc.(a)	5,940	149,451
Houghton Mifflin Harcourt Co.*	24,420	155,067
Service Corp. International(a)	10,560	415,536
Strayer Education, Inc.(a)	1,760	207,398
Weight Watchers International, Inc.*(a)	8,800	787,864

		4,526,188

Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B*	88,880	17,586,685
Cannae Holdings, Inc.*	1,540	28,105
Voya Financial, Inc.	14,080	711,322

		18,326,112

Diversified Telecommunication Services - 1.7%
AT&T, Inc.	312,378	9,986,725
ATN International, Inc.	1,760	112,429
CenturyLink, Inc.	46,420	871,303
Cincinnati Bell, Inc.*(a)	10,340	138,039
Cogent Communications Holdings, Inc.	3,300	171,435
Consolidated Communications Holdings, Inc.(a)	20,900	266,266
Frontier Communications Corp.(a)	30,360	158,479
Globalstar, Inc.*	133,320	74,659
Iridium Communications, Inc.*(a)	27,280	471,944
ORBCOMM, Inc.*(a)	2,640	25,238
Verizon Communications, Inc.	176,220	9,100,001
Vonage Holdings Corp.*	29,480	377,639
Windstream Holdings, Inc.*	13,947	49,094
Zayo Group Holdings, Inc.*	6,160	228,474

		22,031,725

Electric Utilities - 1.5%
ALLETE, Inc.	6,160	477,585
Alliant Energy Corp.	4,400	189,068
American Electric Power Co., Inc.	15,180	1,079,905
Duke Energy Corp.	25,960	2,118,855
Edison International	14,960	996,785
El Paso Electric Co.	5,500	342,650
Entergy Corp.	9,020	733,146
Evergy, Inc.	13,030	730,853
Eversource Energy	11,220	681,278
Exelon Corp.	41,360	1,757,800
FirstEnergy Corp.(a)	20,680	732,692
Hawaiian Electric Industries, Inc.	13,640	479,719
IDACORP, Inc.	3,520	331,725

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electric Utilities - (continued)
MGE Energy, Inc.	2,420	154,880
NextEra Energy, Inc.	11,660	1,953,516
OGE Energy Corp.	2,640	95,674
Otter Tail Corp.	1,540	74,536
PG&E Corp.	24,420	1,052,014
Pinnacle West Capital Corp.	1,980	159,251
PNM Resources, Inc.	8,800	346,280
Portland General Electric Co.	10,340	469,022
PPL Corp.	34,100	981,057
Southern Co. (The)	42,900	2,084,940
Xcel Energy, Inc.	22,880	1,072,157

		19,095,388

Electrical Equipment - 0.6%
Acuity Brands, Inc.	1,540	214,106
AMETEK, Inc.	3,740	290,972
AZZ, Inc.	1,320	71,544
Eaton Corp. plc	24,200	2,012,714
Emerson Electric Co.	21,340	1,542,455
Encore Wire Corp.(a)	1,320	64,350
EnerSys	9,900	812,493
Generac Holdings, Inc.*	9,680	520,300
Hubbell, Inc.(a)	660	81,345
Regal Beloit Corp.	14,300	1,229,085
Rockwell Automation, Inc.	2,200	412,632
Sensata Technologies Holding plc*(a)	1,760	95,691
Sunrun, Inc.*(a)	19,140	270,640
Vivint Solar, Inc.*(a)	880	5,016

		7,623,343

Electronic Equipment, Instruments & Components - 1.3%
Amphenol Corp., Class A	8,140	761,172
Anixter International, Inc.*	7,480	545,292
Arrow Electronics, Inc.*(b)	2,200	166,848
Avnet, Inc.	2,200	96,470
AVX Corp.	7,700	160,006
Badger Meter, Inc.(a)	2,640	137,676
Belden, Inc.(a)	12,760	826,210
Benchmark Electronics, Inc.	10,340	250,228
CDW Corp.	3,080	258,997
Cognex Corp.(a)	10,120	534,134
Coherent, Inc.*(a)	1,320	208,639
Corning, Inc.	50,600	1,678,908
CTS Corp.	6,820	238,018
Dolby Laboratories, Inc., Class A	880	56,716
ePlus, Inc.*	4,400	434,060
Fabrinet*(a)	11,000	430,320
Fitbit, Inc., Class A*(a)	440	2,609
Flex Ltd.*	9,020	125,919
FLIR Systems, Inc.	3,520	206,272
II-VI, Inc.*(a)	1,100	43,120
Insight Enterprises, Inc.*	11,660	586,148
IPG Photonics Corp.*	2,860	469,154
Jabil, Inc.	19,360	545,371
Keysight Technologies, Inc.*	1,540	89,320
Knowles Corp.*	1,320	22,915
Littelfuse, Inc.(a)	2,038	441,879
Mesa Laboratories, Inc.	220	44,491
Methode Electronics, Inc.	3,300	129,525

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electronic Equipment, Instruments & Components - (continued)
National Instruments Corp.	220	9,638
Novanta, Inc.*	3,300	205,755
PC Connection, Inc.(a)	3,960	134,046
Plexus Corp.*(a)	6,820	405,245
Rogers Corp.*	1,320	153,872
Sanmina Corp.*	22,440	653,004
ScanSource, Inc.*	5,060	208,725
SYNNEX Corp.	3,960	382,021
TE Connectivity Ltd.	7,260	679,318
Tech Data Corp.*(a)	11,440	954,211
Trimble, Inc.*	5,280	186,384
TTM Technologies, Inc.*(a)	22,000	381,920
VeriFone Systems, Inc.*	17,160	392,964
Vishay Intertechnology, Inc.(a)	46,860	1,171,500
Zebra Technologies Corp., Class A*	5,060	697,926

		16,106,946

Energy Equipment & Services - 1.4%
Archrock, Inc.	35,200	480,480
Baker Hughes a GE Co.(a)	16,720	578,178
Basic Energy Services, Inc.*	8,360	94,301
Bristow Group, Inc.*(a)	13,860	193,763
C&J Energy Services, Inc.*	16,060	373,556
Core Laboratories NV(a)	880	98,666
Diamond Offshore Drilling, Inc.*(a)	42,240	811,008
Ensco plc, Class A	15,180	112,787
Exterran Corp.*	12,980	359,806
Forum Energy Technologies, Inc.*(a)	7,920	104,148
Frank’s International NV(a)	18,700	157,641
Halliburton Co.	27,060	1,147,885
Helix Energy Solutions Group, Inc.*(a)	31,020	310,510
Helmerich & Payne, Inc.	6,600	404,910
Matrix Service Co.*	11,220	223,839
McDermott International, Inc.*	59,206	1,066,300
Nabors Industries Ltd.(a)	136,840	818,303
National Oilwell Varco, Inc.(a)	12,320	598,998
Newpark Resources, Inc.*(a)	5,060	55,913
Noble Corp. plc*(a)	158,620	926,341
Oceaneering International, Inc.(a)	33,000	902,880
Oil States International, Inc.*	2,860	99,814
Patterson-UTI Energy, Inc.	41,140	707,608
RPC, Inc.(a)	6,160	91,168
Schlumberger Ltd.	44,440	3,000,589
SEACOR Holdings, Inc.*	3,520	185,750
Superior Energy Services, Inc.*(a)	63,800	627,792
TETRA Technologies, Inc.*	44,440	191,536
Transocean Ltd.*(a)	102,080	1,313,770
Unit Corp.*	19,800	493,020
US Silica Holdings, Inc.(a)	12,760	344,009
Weatherford International plc*(a)	273,680	927,775

		17,803,044

Equity Real Estate Investment Trusts (REITs) - 3.6%
Acadia Realty Trust(a)	1,100	29,788
Agree Realty Corp.	1,100	58,564
Alexander & Baldwin, Inc.	3,300	79,035

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
Alexander’s, Inc.	220	81,506
Alexandria Real Estate Equities, Inc.	2,860	364,478
American Assets Trust, Inc.	2,860	109,910
American Campus Communities, Inc.	5,940	245,025
American Homes 4 Rent, Class A	7,700	170,478
American Tower Corp.(b)	12,540	1,858,930
Apartment Investment & Management Co., Class A	4,400	187,660
Apple Hospitality REIT, Inc.	50,160	902,378
Ashford Hospitality Trust, Inc.	22,660	179,014
AvalonBay Communities, Inc.	5,280	933,768
Boston Properties, Inc.	5,060	635,182
Braemar Hotels & Resorts, Inc.	660	7,544
Brandywine Realty Trust	13,420	221,296
Brixmor Property Group, Inc.	19,140	338,587
Camden Property Trust	2,420	224,068
CBL & Associates Properties, Inc.(a)	74,800	407,660
Chatham Lodging Trust	1,100	23,694
Chesapeake Lodging Trust	7,260	232,465
Colony Capital, Inc.(a)	162,580	1,001,493
CoreCivic, Inc.	43,340	1,111,238
CorEnergy Infrastructure Trust, Inc.(a)	1,100	41,833
CoreSite Realty Corp.	2,640	295,944
Corporate Office Properties Trust(a)	9,240	274,798
Cousins Properties, Inc.	9,240	86,117
Crown Castle International Corp.	12,100	1,341,043
CubeSmart	12,760	387,394
CyrusOne, Inc.	2,860	177,091
DCT Industrial Trust, Inc.	5,720	382,496
DDR Corp.	50,598	693,193
DiamondRock Hospitality Co.	38,060	453,675
Digital Realty Trust, Inc.	5,940	721,235
Douglas Emmett, Inc.	2,420	93,993
Duke Realty Corp.	11,220	326,726
EastGroup Properties, Inc.	1,100	104,852
Education Realty Trust, Inc.	4,180	172,885
Empire State Realty Trust, Inc., Class A	7,040	117,357
EPR Properties	3,520	234,045
Equinix, Inc.	2,420	1,063,058
Equity Commonwealth*	16,500	531,960
Equity LifeStyle Properties, Inc.	1,540	140,125
Equity Residential	6,820	446,233
Essex Property Trust, Inc.	1,980	476,091
Extra Space Storage, Inc.	5,060	475,488
Federal Realty Investment Trust	1,760	220,880
First Industrial Realty Trust, Inc.	9,460	307,923
Forest City Realty Trust, Inc., Class A	7,040	175,789
Franklin Street Properties Corp.	46,640	410,898
Front Yard Residential Corp.	37,840	365,534
Gaming and Leisure Properties, Inc.	3,960	143,827
GEO Group, Inc. (The)	28,160	728,781
Getty Realty Corp.(a)	880	25,212

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
GGP, Inc.	20,460	436,207
Global Net Lease, Inc.(a)	5,940	125,690
Government Properties Income Trust(a)	20,900	314,963
HCP, Inc.	22,880	592,592
Healthcare Realty Trust, Inc.	5,720	169,941
Healthcare Trust of America, Inc., Class A	5,060	138,239
Hersha Hospitality Trust(a)	6,380	137,744
Highwoods Properties, Inc.	3,740	183,671
Hospitality Properties Trust	9,680	273,654
Host Hotels & Resorts, Inc.	25,520	534,389
Hudson Pacific Properties, Inc.	5,720	195,967
InfraREIT, Inc.(a)	5,940	124,443
Investors Real Estate Trust	15,620	85,598
Invitation Homes, Inc.	13,134	303,527
iStar, Inc.*(a)	27,060	294,142
Kilroy Realty Corp.	1,540	112,343
Kimco Realty Corp.	28,600	477,334
Kite Realty Group Trust(a)	33,220	560,421
Lamar Advertising Co., Class A	2,860	210,582
LaSalle Hotel Properties(a)	33,000	1,144,110
Lexington Realty Trust	14,080	123,763
Liberty Property Trust	440	18,858
Life Storage, Inc.	4,620	443,335
LTC Properties, Inc.	3,080	129,883
Macerich Co. (The)	3,300	194,898
Mack-Cali Realty Corp.	11,220	218,453
Medical Properties Trust, Inc.	42,900	618,189
Mid-America Apartment Communities, Inc.	3,960	399,089
National Health Investors, Inc.	2,640	197,578
National Retail Properties, Inc.	3,080	137,399
New Senior Investment Group, Inc.	28,380	200,930
NorthStar Realty Europe Corp.	1,540	21,083
Omega Healthcare Investors, Inc.(a)	10,120	300,463
Outfront Media, Inc.	7,480	158,950
Paramount Group, Inc.	5,060	78,126
Pebblebrook Hotel Trust	2,420	93,291
Pennsylvania REIT(a)	29,040	308,405
Physicians Realty Trust	9,900	156,024
Piedmont Office Realty Trust, Inc., Class A	5,940	117,493
Preferred Apartment Communities, Inc., Class A	7,920	134,006
Prologis, Inc.	13,640	895,057
PS Business Parks, Inc.	880	112,438
Public Storage	3,520	766,762
QTS Realty Trust, Inc., Class A	1,100	47,025
Ramco-Gershenson Properties Trust	660	8,679
Rayonier, Inc.	4,400	154,044
Realty Income Corp.(a)	11,660	650,286
Regency Centers Corp.	5,060	321,968
Retail Opportunity Investments Corp.	5,280	99,845
RLJ Lodging Trust	4,620	104,366
Ryman Hospitality Properties, Inc.	5,500	467,555

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
Sabra Health Care REIT, Inc.(a)	65,120	1,407,243
Saul Centers, Inc.	660	35,165
SBA Communications Corp.*	2,640	417,780
Select Income REIT	28,380	591,723
Senior Housing Properties Trust	10,780	192,315
Simon Property Group, Inc.	6,160	1,085,454
SL Green Realty Corp.	1,320	136,105
Spirit Realty Capital, Inc.	220	1,841
STAG Industrial, Inc.	3,520	96,166
STORE Capital Corp.	11,440	314,028
Summit Hotel Properties, Inc.	33,440	473,176
Sun Communities, Inc.	3,960	383,962
Sunstone Hotel Investors, Inc.	7,700	125,279
Taubman Centers, Inc.	2,860	177,463
Terreno Realty Corp.	220	8,120
Tier REIT, Inc.	3,960	94,129
UDR, Inc.	7,480	287,830
Uniti Group, Inc.	16,940	299,499
Universal Health Realty Income Trust	2,640	177,698
Urban Edge Properties	5,500	124,740
Urstadt Biddle Properties, Inc., Class A	220	4,897
Ventas, Inc.	16,280	917,866
VEREIT, Inc.	66,880	510,294
Vornado Realty Trust	6,600	474,672
Washington Prime Group, Inc.(a)	70,400	565,312
Washington REIT	3,740	114,033
Weingarten Realty Investors	6,600	199,452
Welltower, Inc.	16,500	1,032,900
Weyerhaeuser Co.	25,520	872,274
Xenia Hotels & Resorts, Inc.	20,460	499,019

		46,534,470

Food & Staples Retailing - 1.4%
Andersons, Inc. (The)(a)	8,140	286,935
Casey’s General Stores, Inc.(a)	6,600	721,908
Costco Wholesale Corp.	15,180	3,320,018
Ingles Markets, Inc., Class A	4,180	124,355
Kroger Co. (The)	45,980	1,333,420
Performance Food Group Co.*(a)	25,520	914,892
PriceSmart, Inc.(a)	660	53,955
Rite Aid Corp.*(a)	376,200	756,162
Smart & Final Stores, Inc.*	10,120	59,708
SpartanNash Co.	12,540	300,458
Sprouts Farmers Market, Inc.*	31,460	676,075
SUPERVALU, Inc.*(a)	11,000	355,520
Sysco Corp.	13,640	916,745
United Natural Foods, Inc.*	23,760	765,072
Walgreens Boots Alliance, Inc.	23,100	1,562,022
Walmart, Inc.	69,080	6,164,009
Weis Markets, Inc.(a)	4,180	213,723

		18,524,977

Food Products - 1.0%
Archer-Daniels-Midland Co.	19,360	934,314
B&G Foods, Inc.(a)	22,660	711,524
Bunge Ltd.	5,500	380,215
Calavo Growers, Inc.(a)	1,320	122,100
Cal-Maine Foods, Inc.*	8,360	376,200

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food Products - (continued)
Campbell Soup Co.(a)	7,700	314,930
Conagra Brands, Inc.(a)	12,760	468,420
Darling Ingredients, Inc.*	27,060	543,635
Dean Foods Co.(a)	33,000	324,060
Flowers Foods, Inc.(a)	880	17,952
Fresh Del Monte Produce, Inc.	9,460	343,398
Freshpet, Inc.*(a)	880	25,520
General Mills, Inc.	5,280	243,197
Hain Celestial Group, Inc. (The)*	4,620	131,393
Hershey Co. (The)	3,300	324,093
Hormel Foods Corp.(a)	6,380	229,489
Ingredion, Inc.	2,200	222,860
J&J Snack Foods Corp.	1,540	223,238
JM Smucker Co. (The)(a)	3,080	342,250
Kellogg Co.(a)	5,060	359,412
Kraft Heinz Co. (The)	25,960	1,564,090
Lancaster Colony Corp.(a)	1,320	191,439
McCormick & Co., Inc. (Non-Voting)(a)	2,860	336,164
Mondelez International, Inc., Class A	38,060	1,651,043
Pilgrim’s Pride Corp.*	5,060	90,169
Pinnacle Foods, Inc.	5,500	365,310
Post Holdings, Inc.*(a)	4,620	399,907
Sanderson Farms, Inc.(a)	5,060	510,200
Seaboard Corp.	24	87,312
Tootsie Roll Industries, Inc.(a)	2,039	60,966
TreeHouse Foods, Inc.*(a)	18,480	877,615
Tyson Foods, Inc., Class A	9,240	532,686

		13,305,101

Gas Utilities - 0.2%
Atmos Energy Corp.(b)	1,540	141,480
Chesapeake Utilities Corp.	3,080	258,258
New Jersey Resources Corp.	8,360	386,650
Northwest Natural Gas Co.	220	14,333
ONE Gas, Inc.	4,180	322,027
South Jersey Industries, Inc.(a)	8,580	291,120
Southwest Gas Holdings, Inc.(a)	3,300	258,060
Spire, Inc.	7,920	567,072
UGI Corp.	3,960	210,434

		2,449,434

Health Care Equipment & Supplies - 2.3%
Abaxis, Inc.	1,100	91,300
Abbott Laboratories	58,960	3,864,238
ABIOMED, Inc.*	2,860	1,013,956
Align Technology, Inc.*(b)	3,740	1,333,871
AngioDynamics, Inc.*	1,540	32,556
Anika Therapeutics, Inc.*(a)	1,100	44,033
AtriCure, Inc.*(a)	1,100	31,515
Avanos Medical, Inc.*(a)	8,800	485,760
Baxter International, Inc.(b)	20,680	1,498,266
Becton Dickinson and Co.(b)	7,276	1,821,692
Boston Scientific Corp.*	31,240	1,049,976
Cantel Medical Corp.	2,860	265,151
Cardiovascular Systems, Inc.*	880	33,378
Cerus Corp.*	2,860	21,193
CONMED Corp.	5,280	390,720
Cooper Cos., Inc. (The)	880	229,240

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Health Care Equipment & Supplies - (continued)
Danaher Corp.	17,160	1,760,273
DENTSPLY SIRONA, Inc.	4,840	232,853
DexCom, Inc.*	3,960	376,715
Edwards Lifesciences Corp.*	5,720	814,814
Globus Medical, Inc., Class A*	5,720	294,466
Hill-Rom Holdings, Inc.	4,400	414,480
Hologic, Inc.*(a)	7,920	339,847
ICU Medical, Inc.*	1,100	315,480
IDEXX Laboratories, Inc.*	2,640	646,615
Insulet Corp.*(a)	2,200	182,952
Integer Holdings Corp.*	10,780	770,231
Integra LifeSciences Holdings Corp.*	5,720	356,527
Intuitive Surgical, Inc.*	2,640	1,341,621
Invacare Corp.(a)	7,040	125,664
Lantheus Holdings, Inc.*	5,500	79,475
Masimo Corp.*	4,840	481,193
Medtronic plc	34,320	3,096,694
Merit Medical Systems, Inc.*(a)	4,620	250,866
Natus Medical, Inc.*(a)	2,860	104,390
Neogen Corp.*	3,812	314,109
Nevro Corp.*(a)	1,320	74,263
NuVasive, Inc.*(a)	3,960	229,878
NxStage Medical, Inc.*	3,300	92,631
OraSure Technologies, Inc.*	880	14,775
Orthofix International NV*	4,840	292,772
Quidel Corp.*	220	14,929
ResMed, Inc.	2,860	302,531
Stryker Corp.	11,880	1,939,410
Surmodics, Inc.*	440	25,872
Teleflex, Inc.	2,420	659,958
Varian Medical Systems, Inc.*(a)	1,540	177,793
West Pharmaceutical Services, Inc.	4,840	530,706
Wright Medical Group NV*(a)	2,420	61,541
Zimmer Biomet Holdings, Inc.	7,260	911,275

		29,834,444

Health Care Providers & Services - 3.3%
Acadia Healthcare Co., Inc.*(a)	23,100	911,988
Aetna, Inc.	11,880	2,238,073
Amedisys, Inc.*(a)	4,840	453,169
American Renal Associates Holdings, Inc.*	2,860	46,017
AmerisourceBergen Corp.	8,140	666,096
AMN Healthcare Services, Inc.*(a)	20,020	1,211,210
Anthem, Inc.	12,100	3,061,300
BioTelemetry, Inc.*(a)	220	11,550
Brookdale Senior Living, Inc.*(a)	64,680	620,281
Capital Senior Living Corp.*(a)	6,820	68,132
Cardinal Health, Inc.	12,320	615,384
Centene Corp.*	9,460	1,232,922
Chemed Corp.	1,760	556,213
Cigna Corp.	7,260	1,302,589
Community Health Systems, Inc.*(a)	49,500	165,330
CorVel Corp.*	660	37,851
CVS Health Corp.	45,760	2,967,994
DaVita, Inc.*	4,180	293,770
Diplomat Pharmacy, Inc.*(a)	13,640	283,439

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Health Care Providers & Services - (continued)
Encompass Health Corp.	11,880	898,484
Ensign Group, Inc. (The)	13,200	476,124
Envision Healthcare Corp.*	5,060	223,955
Express Scripts Holding Co.*	23,980	1,905,451
HCA Healthcare, Inc.	13,420	1,667,167
Henry Schein, Inc.*(a)	2,860	227,113
Humana, Inc.	4,180	1,313,272
Laboratory Corp. of America Holdings*	4,840	848,646
LHC Group, Inc.*(a)	4,231	364,204
LifePoint Health, Inc.*	12,320	798,336
Magellan Health, Inc.*	5,940	432,135
McKesson Corp.	10,120	1,271,072
MEDNAX, Inc.*	28,820	1,233,208
Molina Healthcare, Inc.*(a)	12,540	1,305,289
Owens & Minor, Inc.(a)	19,580	369,475
Patterson Cos., Inc.(a)	220	5,394
Providence Service Corp. (The)*	2,420	169,594
Quest Diagnostics, Inc.	4,620	497,666
R1 RCM, Inc.*	10,560	84,691
Select Medical Holdings Corp.*	25,520	530,816
Surgery Partners, Inc.*(a)	2,200	33,220
Tenet Healthcare Corp.*	26,840	1,009,989
Tivity Health, Inc.*(a)	2,640	88,968
Triple-S Management Corp., Class B*	6,380	226,554
UnitedHealth Group, Inc.	30,580	7,743,468
Universal Health Services, Inc., Class B	5,720	698,412
US Physical Therapy, Inc.	1,320	138,270
WellCare Health Plans, Inc.*	3,080	823,654

		42,127,935

Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc.*(a)	62,700	767,448
athenahealth, Inc.*(a)	1,100	165,781
Cerner Corp.*(b)	3,080	191,206
Computer Programs & Systems, Inc.	220	6,864
HealthStream, Inc.	440	12,355
Medidata Solutions, Inc.*(a)	3,520	261,571
Omnicell, Inc.*(a)	3,520	209,440
Vocera Communications, Inc.*(a)	4,180	126,153

		1,740,818

Hotels, Restaurants & Leisure - 1.9%
Aramark	2,200	88,462
Belmond Ltd., Class A*	2,200	24,750
BJ’s Restaurants, Inc.	1,980	125,235
Bloomin’ Brands, Inc.	36,300	702,042
Boyd Gaming Corp.	14,300	534,105
Brinker International, Inc.(a)	11,220	529,247
Caesars Entertainment Corp.*(a)	17,380	196,394
Carnival Corp.	22,660	1,342,378
Cheesecake Factory, Inc. (The)(a)	9,460	530,044
Chipotle Mexican Grill, Inc.*(a)	660	286,216
Choice Hotels International, Inc.	1,980	153,648
Churchill Downs, Inc.(a)	1,100	314,545

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Hotels, Restaurants & Leisure - (continued)
Cracker Barrel Old Country Store, Inc.(a)	1,760	257,831
Darden Restaurants, Inc.	3,960	423,482
Denny’s Corp.*	12,540	182,457
Dine Brands Global, Inc.	4,620	328,159
Domino’s Pizza, Inc.	2,860	751,208
Dunkin’ Brands Group, Inc.(a)	1,980	137,867
Eldorado Resorts, Inc.*(a)	2,860	122,551
Fiesta Restaurant Group, Inc.*(a)	4,180	121,429
Hilton Worldwide Holdings, Inc.	3,960	311,494
Hyatt Hotels Corp., Class A	3,080	240,948
ILG, Inc.	14,740	506,024
International Speedway Corp., Class A(a)	1,760	76,208
Jack in the Box, Inc.(a)	2,640	222,394
Las Vegas Sands Corp.	7,700	553,630
Marriott International, Inc., Class A	9,020	1,153,117
Marriott Vacations Worldwide Corp.	3,300	393,063
McDonald’s Corp.	25,740	4,055,080
MGM Resorts International	11,000	345,070
Norwegian Cruise Line Holdings Ltd.*	6,820	341,205
Papa John’s International, Inc.(a)	3,080	129,237
Penn National Gaming, Inc.*	23,760	761,508
Pinnacle Entertainment, Inc.*	15,840	526,522
Red Robin Gourmet Burgers, Inc.*(a)	3,080	145,684
Red Rock Resorts, Inc., Class A	5,060	178,820
Royal Caribbean Cruises Ltd.	7,480	843,445
Ruth’s Hospitality Group, Inc.	3,080	89,166
Scientific Games Corp.*(a)	12,980	623,689
SeaWorld Entertainment, Inc.*(a)	18,920	402,996
Six Flags Entertainment Corp.(a)	3,300	214,335
Sonic Corp.	5,060	177,859
Starbucks Corp.	38,280	2,005,489
Texas Roadhouse, Inc.	4,180	262,671
Vail Resorts, Inc.	2,420	670,025
Wendy’s Co. (The)(a)	20,240	337,603
Wyndham Destinations, Inc.(a)	2,200	101,464
Wynn Resorts Ltd.	1,760	293,533
Yum! Brands, Inc.	9,900	784,971
Zoe’s Kitchen, Inc.*(a)	1,980	19,305

		23,918,605

Household Durables - 0.9%
Beazer Homes USA, Inc.*(a)	29,260	374,821
Cavco Industries, Inc.*	660	140,217
DR Horton, Inc.	19,360	846,032
Ethan Allen Interiors, Inc.	660	14,850
Garmin Ltd.	880	54,956
Hamilton Beach Brands Holding Co.*	56	1,422
Helen of Troy Ltd.*	8,140	932,437
Hooker Furniture Corp.	880	39,644
Hovnanian Enterprises, Inc., Class A*(a)	12,320	19,342
iRobot Corp.*(a)	1,540	122,045
KB Home	39,160	930,050

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Household Durables - (continued)
La-Z-Boy, Inc.	8,360	254,980
Leggett & Platt, Inc.(a)	2,420	105,439
Lennar Corp., Class A	20,850	1,089,830
Lennar Corp., Class B	429	18,533
LGI Homes, Inc.*(a)	4,840	250,180
M/I Homes, Inc.*	3,080	79,649
MDC Holdings, Inc.	8,786	255,146
Meritage Homes Corp.*	10,120	436,678
Mohawk Industries, Inc.*	1,980	372,953
Newell Brands, Inc.	22,880	599,227
NVR, Inc.*	201	554,645
PulteGroup, Inc.	16,720	476,353
Taylor Morrison Home Corp., Class A*	23,980	468,329
Tempur Sealy International, Inc.*(a)	7,700	376,299
Toll Brothers, Inc.	5,060	178,416
TRI Pointe Group, Inc.*(a)	69,960	991,333
Tupperware Brands Corp.	15,400	565,334
Universal Electronics, Inc.*(a)	2,860	99,957
Whirlpool Corp.	3,740	490,314
William Lyon Homes, Class A*	10,780	235,327

		11,374,738

Household Products - 0.8%
Central Garden & Pet Co., Class A*	9,680	388,362
Church & Dwight Co., Inc.	6,600	368,940
Clorox Co. (The)(a)	3,300	446,061
Colgate-Palmolive Co.	20,240	1,356,282
Energizer Holdings, Inc.(a)	3,300	210,144
Kimberly-Clark Corp.	6,380	726,427
Procter & Gamble Co. (The)	69,080	5,587,190
Spectrum Brands Holdings, Inc.*	10,395	908,211
WD-40 Co.(a)	1,540	246,631

		10,238,248

Independent Power and Renewable Electricity Producers - 0.2%
AES Corp.	19,800	264,528
NRG Energy, Inc.	21,780	689,773
NRG Yield, Inc., Class A	660	12,197
NRG Yield, Inc., Class C	26,840	499,224
Ormat Technologies, Inc.(a)	3,300	179,025
TerraForm Power, Inc., Class A(a)	9,020	92,274
Vistra Energy Corp.*	48,194	1,089,184

		2,826,205

Industrial Conglomerates - 1.0%
3M Co.	17,160	3,643,411
Carlisle Cos., Inc.(b)	1,540	189,174
General Electric Co.	390,500	5,322,515
Honeywell International, Inc.	21,120	3,371,808
Roper Technologies, Inc.	2,860	863,434

		13,390,342

Insurance - 3.2%
Aflac, Inc.(b)	43,780	2,037,521
Alleghany Corp.	440	276,879
Allstate Corp. (The)(b)	15,840	1,506,701
Ambac Financial Group, Inc.*	220	4,492
American Equity Investment Life Holding Co.	22,880	817,502
American Financial Group, Inc.	1,540	173,543

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Insurance - (continued)
American International Group, Inc.	36,740	2,028,415
American National Insurance Co.	2,860	368,911
AMERISAFE, Inc.(a)	1,540	96,712
AmTrust Financial Services, Inc.(a)	16,940	245,291
Aon plc	7,920	1,136,916
Arch Capital Group Ltd.*	13,200	403,392
Argo Group International Holdings Ltd.	8,095	506,342
Arthur J Gallagher & Co.	7,920	565,092
Aspen Insurance Holdings Ltd.	14,740	596,233
Assurant, Inc.	2,860	315,458
Assured Guaranty Ltd.	27,060	1,053,175
Athene Holding Ltd., Class A*	10,340	474,296
Axis Capital Holdings Ltd.(a)	2,860	161,762
Brighthouse Financial, Inc.*	1,540	66,882
Brown & Brown, Inc.	8,360	244,614
Chubb Ltd.	20,900	2,920,148
Cincinnati Financial Corp.	4,840	366,049
CNO Financial Group, Inc.	56,100	1,141,635
Employers Holdings, Inc.	3,080	143,066
Enstar Group Ltd.*	1,980	428,076
Erie Indemnity Co., Class A	220	27,333
Everest Re Group Ltd.	1,100	240,185
FBL Financial Group, Inc., Class A	2,860	233,662
First American Financial Corp.	8,800	492,800
Genworth Financial, Inc., Class A*	150,040	690,184
Hanover Insurance Group, Inc. (The)	5,940	744,995
Hartford Financial Services Group, Inc. (The)	13,860	730,422
HCI Group, Inc.	1,100	47,069
Health Insurance Innovations, Inc., Class A*	2,200	73,150
Heritage Insurance Holdings, Inc.(a)	2,200	37,774
Horace Mann Educators Corp.	9,680	423,016
James River Group Holdings Ltd.	3,300	136,587
Kemper Corp.	10,213	814,997
Lincoln National Corp.	14,520	988,812
Loews Corp.	15,620	793,184
Maiden Holdings Ltd.	7,480	65,076
Markel Corp.*	440	514,800
Marsh & McLennan Cos., Inc.	14,520	1,210,387
MBIA, Inc.*(a)	27,060	277,365
Mercury General Corp.(a)	3,520	181,034
MetLife, Inc.	45,540	2,083,000
National General Holdings Corp.	13,640	376,191
National Western Life Group, Inc., Class A	440	142,560
Navigators Group, Inc. (The)	6,160	371,756
Old Republic International Corp.	16,500	351,615
Primerica, Inc.	5,060	580,888
Principal Financial Group, Inc.	10,780	626,102
ProAssurance Corp.	3,300	136,290
Progressive Corp. (The)	21,780	1,307,018
Prudential Financial, Inc.	19,580	1,975,818
Reinsurance Group of America, Inc.	1,320	186,780
RenaissanceRe Holdings Ltd.(a)	1,980	261,063

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Insurance - (continued)
RLI Corp.(a)	2,860	213,814
Safety Insurance Group, Inc.	2,200	201,520
Selective Insurance Group, Inc.(a)	8,140	486,772
Stewart Information Services Corp.	3,080	139,955
Torchmark Corp.	4,840	426,259
Travelers Cos., Inc. (The)	14,520	1,889,633
United Fire Group, Inc.	5,280	318,331
Universal Insurance Holdings, Inc.(a)	7,040	312,576
Unum Group	8,800	349,624
White Mountains Insurance Group Ltd.	220	200,867
Willis Towers Watson plc	3,960	631,303
WMIH Corp.*	13,759	18,712
WR Berkley Corp.(a)	3,080	233,495
XL Group Ltd.	14,740	828,830

		41,452,707

Internet & Direct Marketing Retail - 2.6%
Amazon.com, Inc.*	12,100	21,507,024
Booking Holdings, Inc.*	1,320	2,677,910
Expedia Group, Inc.	3,520	471,117
Groupon, Inc.*	29,480	137,967
Liberty Expedia Holdings, Inc., Class A*	17,820	858,389
Liberty TripAdvisor Holdings, Inc., Class A*	21,560	358,974
Netflix, Inc.*	14,300	4,825,535
Nutrisystem, Inc.	3,960	158,400
PetMed Express, Inc.(a)	880	32,674
Qurate Retail, Inc.*	44,812	954,048
Shutterfly, Inc.*	1,760	144,778
TripAdvisor, Inc.*	7,480	433,765
Wayfair, Inc., Class A*(a)	2,200	239,404

		32,799,985

Internet Software & Services - 3.3%
Akamai Technologies, Inc.*	5,500	413,930
Alphabet, Inc., Class A*	7,480	9,179,606
Alphabet, Inc., Class C*	10,780	13,122,063
Blucora, Inc.*	14,740	512,215
Care.com, Inc.*	1,980	35,679
Cars.com, Inc.*(a)	18,480	524,277
Cimpress NV*	2,640	385,625
Cornerstone OnDemand, Inc.*	1,760	86,944
eBay, Inc.*	26,840	897,798
Endurance International Group Holdings, Inc.*	13,420	110,044
Envestnet, Inc.*	1,760	103,136
Etsy, Inc.*	3,080	125,849
Facebook, Inc., Class A*	71,720	12,377,438
Gogo, Inc.*(a)	1,100	3,938
GrubHub, Inc.*	3,520	429,053
IAC/InterActiveCorp*	1,100	161,975
j2 Global, Inc.(a)	5,060	429,290
LogMeIn, Inc.	2,200	178,310
MercadoLibre, Inc.(a)	1,100	377,201
NIC, Inc.(a)	2,420	39,688
Nutanix, Inc., Class A*	2,860	139,825
Pandora Media, Inc.*(a)	14,740	99,348

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Internet Software & Services - (continued)
Quotient Technology, Inc.*(a)	2,420	35,695
SPS Commerce, Inc.*	660	56,621
Stamps.com, Inc.*(a)	1,320	344,520
Twilio, Inc., Class A*	2,200	127,358
Twitter, Inc.*	16,060	511,832
VeriSign, Inc.*	2,860	415,358
Web.com Group, Inc.*	12,760	320,914
XO Group, Inc.*	2,420	68,196
Yelp, Inc.*	440	16,227
Zillow Group, Inc., Class A*(a)	6,600	372,042
Zillow Group, Inc., Class C*(a)	2,860	159,302

		42,161,297

IT Services - 3.6%
Accenture plc, Class A	20,020	3,189,787
Acxiom Corp.*	2,640	107,025
Alliance Data Systems Corp.	2,420	544,210
Automatic Data Processing, Inc.	13,200	1,781,868
Black Knight, Inc.*	2,290	118,278
Booz Allen Hamilton Holding Corp.	9,460	447,174
Broadridge Financial Solutions, Inc.	2,860	323,123
CACI International, Inc., Class A*	7,480	1,310,496
Cardtronics plc, Class A*(a)	14,300	362,076
Cass Information Systems, Inc.	482	32,463
Cognizant Technology Solutions Corp., Class A	17,820	1,452,330
Conduent, Inc.*(a)	56,540	1,015,458
Convergys Corp.	25,960	638,616
CoreLogic, Inc.*	6,380	310,706
CSG Systems International, Inc.	5,720	232,632
DXC Technology Co.	9,680	820,283
EPAM Systems, Inc.*	1,980	257,816
Euronet Worldwide, Inc.*	3,740	343,855
Everi Holdings, Inc.*	13,640	100,254
EVERTEC, Inc.	13,860	322,938
ExlService Holdings, Inc.*	1,320	78,725
Fidelity National Information Services, Inc.	6,820	703,347
First Data Corp., Class A*	33,660	782,932
Fiserv, Inc.*	14,960	1,129,181
FleetCor Technologies, Inc.*(a)	2,640	572,880
Gartner, Inc.*(a)	2,860	387,330
Genpact Ltd.	7,040	213,875
Global Payments, Inc.	4,400	495,308
International Business Machines Corp.	39,160	5,675,459
Jack Henry & Associates, Inc.	1,980	266,706
Leidos Holdings, Inc.	5,500	376,310
ManTech International Corp., Class A	4,840	289,674
Mastercard, Inc., Class A	26,180	5,183,640
MAXIMUS, Inc.	4,620	299,422
Net 1 UEPS Technologies, Inc.*	16,500	154,110
Paychex, Inc.	8,800	607,376
PayPal Holdings, Inc.*	29,700	2,439,558
Perficient, Inc.*	13,200	347,424
Presidio, Inc.*	6,380	89,065

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
IT Services - (continued)
Sabre Corp.	5,280	129,994
Science Applications International Corp.	3,300	278,421
Square, Inc., Class A*(a)	2,200	142,230
Sykes Enterprises, Inc.*	10,560	313,210
Syntel, Inc.*(a)	11,440	464,350
Teradata Corp.*	13,860	530,699
Total System Services, Inc.	5,280	483,331
Travelport Worldwide Ltd.	40,040	756,756
TTEC Holdings, Inc.	4,620	148,533
Unisys Corp.*(a)	7,920	101,772
Virtusa Corp.*	7,920	418,414
Visa, Inc., Class A	53,020	7,249,955
Western Union Co. (The)(a)	18,040	363,686
WEX, Inc.*	1,760	334,083
Worldpay, Inc.*	5,060	415,881

		45,935,025

Leisure Products - 0.2%
Acushnet Holdings Corp.	5,940	143,570
American Outdoor Brands Corp.*(a)	23,540	222,924
Brunswick Corp.	5,720	367,796
Callaway Golf Co.	5,940	114,285
Hasbro, Inc.(a)	3,080	306,799
Mattel, Inc.(a)	10,780	171,078
Nautilus, Inc.*	6,160	87,780
Polaris Industries, Inc.	2,640	278,309
Sturm Ruger & Co., Inc.(a)	4,840	262,328
Vista Outdoor, Inc.*(a)	19,140	310,834

		2,265,703

Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	5,940	392,277
Bio-Rad Laboratories, Inc., Class A*	220	67,463
Bio-Techne Corp.	2,420	388,749
Bruker Corp.	5,280	171,072
Cambrex Corp.*(a)	4,400	275,000
Charles River Laboratories International, Inc.*	3,300	410,190
Illumina, Inc.*	3,960	1,284,466
IQVIA Holdings, Inc.*	5,280	643,843
Mettler-Toledo International, Inc.*	880	521,409
NeoGenomics, Inc.*(a)	4,620	64,680
PerkinElmer, Inc.(a)	1,980	156,776
Thermo Fisher Scientific, Inc.	11,660	2,734,620
Waters Corp.*	1,540	303,796

		7,414,341

Machinery - 2.1%
Actuant Corp., Class A	1,100	31,405
AGCO Corp.	3,300	207,966
Alamo Group, Inc.	880	81,840
Albany International Corp., Class A	3,960	261,954
Altra Industrial Motion Corp.	1,320	57,948
American Railcar Industries, Inc.(a)	1,320	60,152
Astec Industries, Inc.(a)	1,760	86,469
Barnes Group, Inc.	7,040	477,664
Briggs & Stratton Corp.(a)	3,080	54,485
Caterpillar, Inc.	19,800	2,847,240

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Machinery - (continued)
Chart Industries, Inc.*	7,700	601,293
CIRCOR International, Inc.(a)	2,420	107,327
Colfax Corp.*	11,220	362,406
Columbus McKinnon Corp.	880	36,221
Crane Co.	5,500	498,135
Cummins, Inc.	8,140	1,162,473
Deere & Co.	10,780	1,560,836
Douglas Dynamics, Inc.	2,200	108,020
Dover Corp.	5,720	474,646
Energy Recovery, Inc.*(a)	4,840	39,156
EnPro Industries, Inc.	1,100	84,029
ESCO Technologies, Inc.(a)	660	41,085
Federal Signal Corp.	5,060	120,175
Flowserve Corp.(a)	660	29,258
Fortive Corp.	7,040	577,843
Franklin Electric Co., Inc.	1,540	76,153
Global Brass & Copper Holdings, Inc.	6,160	202,972
Gorman-Rupp Co. (The)	1,100	41,624
Graco, Inc.	2,640	121,810
Greenbrier Cos., Inc. (The)	8,360	473,594
Hillenbrand, Inc.	10,560	530,112
IDEX Corp.	1,540	236,513
Illinois Tool Works, Inc.	10,560	1,513,565
Ingersoll-Rand plc	6,380	628,494
ITT, Inc.	6,160	349,087
John Bean Technologies Corp.(a)	3,740	413,644
Kadant, Inc.	3,300	318,780
Kennametal, Inc.(a)	1,100	42,856
Lincoln Electric Holdings, Inc.	1,540	144,668
Lindsay Corp.(a)	220	20,711
Lydall, Inc.*	4,180	193,952
Manitowoc Co., Inc. (The)*(a)	4,287	113,563
Meritor, Inc.*	21,780	448,668
Middleby Corp. (The)*(a)	3,080	315,638
Mueller Industries, Inc.	4,840	160,252
Mueller Water Products, Inc., Class A	11,000	135,850
Navistar International Corp.*(a)	11,000	473,770
NN, Inc.(a)	8,800	189,200
Nordson Corp.	880	118,017
Oshkosh Corp.	4,400	331,100
PACCAR, Inc.	14,520	954,254
Parker-Hannifin Corp.	5,060	855,393
Pentair plc	2,640	117,876
Proto Labs, Inc.*(a)	440	54,846
RBC Bearings, Inc.*	1,760	255,869
Rexnord Corp.*(a)	36,520	1,104,365
Snap-on, Inc.(a)	1,320	223,859
SPX Corp.*	21,560	799,876
SPX FLOW, Inc.*	9,460	449,539
Standex International Corp.	1,980	205,227
Stanley Black & Decker, Inc.	4,620	690,551
Sun Hydraulics Corp.(a)	880	45,813
Tennant Co.(a)	1,100	89,485
Terex Corp.(a)	10,560	465,907
Timken Co. (The)	9,680	476,740
Titan International, Inc.	7,040	74,554
Toro Co. (The)	7,920	476,705

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Machinery - (continued)
TriMas Corp.*	9,900	293,040
Trinity Industries, Inc.	16,720	637,032
Wabash National Corp.	17,820	352,836
WABCO Holdings, Inc.*	1,540	193,547
Wabtec Corp.	1,760	194,163
Watts Water Technologies, Inc., Class A	2,200	188,210
Woodward, Inc.	4,400	366,124
Xylem, Inc.	3,300	252,648

		27,383,078

Marine - 0.0%(d)
Kirby Corp.*(a)	440	36,718
Matson, Inc.	11,660	419,760

		456,478

Media - 2.5%
Altice USA, Inc., Class A	7,260	124,364
AMC Entertainment Holdings, Inc., Class A(a)	19,800	322,740
AMC Networks, Inc., Class A*(a)	20,460	1,233,534
CBS Corp. (Non-Voting), Class B(b)	17,160	903,817
Central European Media Enterprises Ltd., Class A*(a)	12,540	48,593
Charter Communications, Inc., Class A*	6,820	2,077,236
Cinemark Holdings, Inc.(a)	32,340	1,161,653
Comcast Corp., Class A	179,300	6,415,354
Discovery, Inc., Class A*(a)	220	5,848
Discovery, Inc., Class C*	21,866	536,810
DISH Network Corp., Class A*(a)	13,640	430,478
Entercom Communications Corp., Class A(a)	42,680	322,234
Entravision Communications Corp., Class A(a)	30,140	146,179
EW Scripps Co. (The), Class A	3,960	51,876
Gannett Co., Inc.(a)	18,920	199,984
GCI Liberty, Inc., Class A*	1,100	52,921
Gray Television, Inc.*(a)	22,000	339,900
IMAX Corp.*	220	4,862
Interpublic Group of Cos., Inc. (The)	11,880	267,894
John Wiley & Sons, Inc., Class A	4,620	291,753
Liberty Broadband Corp., Class A*	220	17,455
Liberty Broadband Corp., Class C*	2,420	192,317
Liberty Media Corp-Liberty Braves, Class C*(a)	5,500	141,735
Liberty Media Corp-Liberty Formula One, Class A*(a)	13,640	457,076
Liberty Media Corp-Liberty SiriusXM, Class A*	2,420	114,079
Liberty Media Corp-Liberty SiriusXM, Class C*	5,280	249,374
Lions Gate Entertainment Corp., Class A	2,200	52,470
Lions Gate Entertainment Corp., Class B(a)	2,200	50,314
Live Nation Entertainment, Inc.*	10,120	498,714
Marcus Corp. (The)	4,180	161,139

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Media - (continued)
MDC Partners, Inc., Class A*	21,574	110,027
Meredith Corp.(a)	12,100	643,115
MSG Networks, Inc., Class A*(a)	17,820	419,661
National CineMedia, Inc.	19,360	159,914
New Media Investment Group, Inc.(a)	17,160	308,708
New York Times Co. (The), Class A	12,980	321,904
News Corp., Class A	4,400	66,308
News Corp., Class B	1,320	20,196
Nexstar Media Group, Inc., Class A(a)	8,800	655,160
Omnicom Group, Inc.(a)	8,800	605,704
Scholastic Corp.	4,180	174,557
Sinclair Broadcast Group, Inc., Class A(a)	13,860	357,588
Sirius XM Holdings, Inc.(a)	57,640	404,633
TEGNA, Inc.	72,380	798,351
Tribune Media Co., Class A	11,220	379,797
Twenty-First Century Fox, Inc., Class A	51,040	2,296,800
Twenty-First Century Fox, Inc., Class B	14,080	625,434
Viacom, Inc., Class A(a)	2,860	98,384
Viacom, Inc., Class B	10,560	306,768
Walt Disney Co. (The)	58,520	6,645,531
WideOpenWest, Inc.*(a)	12,760	138,829
World Wrestling Entertainment, Inc., Class A(a)	3,520	278,467

		32,688,539

Metals & Mining - 0.8%
AK Steel Holding Corp.*(a)	101,860	471,612
Alcoa Corp.*	1,980	85,675
Allegheny Technologies, Inc.*	18,920	525,976
Carpenter Technology Corp.	7,700	421,729
Century Aluminum Co.*(a)	18,920	242,365
Cleveland-Cliffs, Inc.*(a)	97,240	1,049,220
Coeur Mining, Inc.*	20,020	140,140
Commercial Metals Co.	32,340	722,475
Freeport-McMoRan, Inc.	58,080	958,320
Hecla Mining Co.(a)	44,440	142,208
Kaiser Aluminum Corp.	3,300	368,346
Materion Corp.	1,320	82,764
McEwen Mining, Inc.*(a)	15,840	35,482
Newmont Mining Corp.	19,360	710,125
Nucor Corp.	10,120	677,332
Reliance Steel & Aluminum Co.	440	39,688
Royal Gold, Inc.(a)	1,980	167,528
Ryerson Holding Corp.*	7,260	83,853
Schnitzer Steel Industries, Inc., Class A(a)	9,460	311,707
Steel Dynamics, Inc.	3,080	145,037
SunCoke Energy, Inc.*	32,560	371,509
TimkenSteel Corp.*(a)	25,520	354,728
United States Steel Corp.	35,200	1,282,336
Worthington Industries, Inc.(a)	14,520	679,826

		10,069,981

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
AG Mortgage Investment Trust, Inc.	15,400	300,762
AGNC Investment Corp.	32,780	638,227
Annaly Capital Management, Inc.	78,540	841,949
Anworth Mortgage Asset Corp.	36,300	182,952
Apollo Commercial Real Estate Finance, Inc.(a)	17,600	335,984
ARMOUR Residential REIT, Inc.	16,060	381,746
Blackstone Mortgage Trust, Inc., Class A(a)	33,880	1,122,783
Capstead Mortgage Corp.(a)	37,840	316,721
Chimera Investment Corp.	70,840	1,353,044
Exantas Capital Corp.	6,380	66,926
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,540	30,169
Invesco Mortgage Capital, Inc.(a)	33,660	558,419
Ladder Capital Corp.	21,560	344,745
MFA Financial, Inc.	90,200	726,110
MTGE Investment Corp.	6,820	136,741
New Residential Investment Corp.	32,120	574,627
New York Mortgage Trust, Inc.(a)	43,340	269,141
Orchid Island Capital, Inc.(a)	19,140	155,608
PennyMac Mortgage Investment Trust(a)	21,340	411,649
Redwood Trust, Inc.(a)	17,600	295,856
Starwood Property Trust, Inc.	880	20,099
Two Harbors Investment Corp.	9,460	146,630
Western Asset Mortgage Capital Corp.	5,500	60,885

		9,271,773

Multiline Retail - 0.5%
Big Lots, Inc.	8,140	353,520
Dillard’s, Inc., Class A(a)	4,840	388,507
Dollar General Corp.	10,780	1,058,057
Dollar Tree, Inc.*	14,300	1,305,304
JC Penney Co., Inc.*(a)	110,000	269,500
Kohl’s Corp.	6,600	487,542
Macy’s, Inc.	9,020	358,365
Nordstrom, Inc.	5,940	311,315
Sears Holdings Corp.*(a)	2,420	4,453
Target Corp.	28,820	2,325,197

		6,861,760

Multi-Utilities - 0.8%
Ameren Corp.	8,580	532,475
Avista Corp.	9,460	478,487
Black Hills Corp.(a)	7,480	448,575
CenterPoint Energy, Inc.	11,440	325,811
CMS Energy Corp.	6,380	308,409
Consolidated Edison, Inc.	11,220	885,595
Dominion Energy, Inc.(a)	22,220	1,593,396
DTE Energy Co.	7,040	764,122
MDU Resources Group, Inc.	220	6,380
NiSource, Inc.	5,720	149,750
NorthWestern Corp.	10,780	639,577
Public Service Enterprise Group, Inc.	22,440	1,157,006
SCANA Corp.	8,140	325,519

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Multi-Utilities - (continued)
Sempra Energy(a)	5,940	686,605
Unitil Corp.	2,640	134,402
Vectren Corp.	7,040	503,149
WEC Energy Group, Inc.	11,660	773,874

		9,713,132

Oil, Gas & Consumable Fuels - 5.5%
Anadarko Petroleum Corp.	16,060	1,174,789
Andeavor	9,460	1,419,568
Antero Resources Corp.*	7,260	149,120
Apache Corp.(a)	2,200	101,200
Arch Coal, Inc., Class A	8,360	707,172
Cabot Oil & Gas Corp.	16,280	382,580
California Resources Corp.*(a)	13,860	504,643
Callon Petroleum Co.*(a)	42,240	454,502
Carrizo Oil & Gas, Inc.*(a)	17,600	495,968
Cheniere Energy, Inc.*(a)	7,260	461,010
Chesapeake Energy Corp.*(a)	302,500	1,427,800
Chevron Corp.	79,640	10,056,143
Cimarex Energy Co.(a)	2,420	238,612
Clean Energy Fuels Corp.*	78,980	225,093
CNX Resources Corp.*	14,080	229,222
Concho Resources, Inc.*	4,154	605,931
ConocoPhillips	35,200	2,540,384
CONSOL Energy, Inc.*	1,760	73,269
Continental Resources, Inc.*(a)	4,180	266,977
CVR Energy, Inc.(a)	660	25,931
Delek US Holdings, Inc.	13,640	727,285
Denbury Resources, Inc.*(a)	49,060	221,261
Devon Energy Corp.	13,860	623,839
Diamondback Energy, Inc.(a)	2,860	377,377
Dorian LPG Ltd.*	765	6,502
Eclipse Resources Corp.*	28,600	46,046
Energen Corp.*	880	65,278
EOG Resources, Inc.	20,460	2,638,112
EP Energy Corp., Class A*	11,000	23,650
EQT Corp.	5,720	284,170
Extraction Oil & Gas, Inc.*(a)	6,600	99,792
Exxon Mobil Corp.	194,040	15,816,200
Gran Tierra Energy, Inc.*	132,440	441,025
Green Plains, Inc.(a)	12,100	200,860
Gulfport Energy Corp.*(a)	48,620	559,616
Halcon Resources Corp.*(a)	13,420	52,472
Hess Corp.(a)	7,040	462,035
HighPoint Resources Corp.*	26,840	175,534
HollyFrontier Corp.	15,620	1,164,940
International Seaways, Inc.*	1,980	43,105
Kinder Morgan, Inc.	60,940	1,083,513
Kosmos Energy Ltd.*(a)	4,180	31,684
Laredo Petroleum, Inc.*(a)	29,700	276,804
Marathon Oil Corp.	54,560	1,152,307
Marathon Petroleum Corp.	25,960	2,098,347
Matador Resources Co.*(a)	5,280	176,880
Midstates Petroleum Co., Inc.*(a)	9,240	121,136
Murphy Oil Corp.(a)	880	29,269
Newfield Exploration Co.*	4,400	126,368
Noble Energy, Inc.(a)	14,300	516,087
Oasis Petroleum, Inc.*(a)	85,800	1,048,476
Occidental Petroleum Corp.	13,860	1,163,270

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
ONEOK, Inc.	4,840	340,930
Parsley Energy, Inc., Class A*	6,820	214,353
PBF Energy, Inc., Class A	47,080	2,198,636
PDC Energy, Inc.*(a)	1,320	83,134
Peabody Energy Corp.	32,780	1,392,822
Phillips 66	16,720	2,062,245
Pioneer Natural Resources Co.	4,620	874,427
QEP Resources, Inc.*	87,560	909,748
Range Resources Corp.	66,220	1,021,775
Resolute Energy Corp.*(a)	4,180	128,493
REX American Resources Corp.*	1,320	101,640
Sanchez Energy Corp.*(a)	35,200	156,640
SemGroup Corp., Class A(a)	3,300	82,995
SM Energy Co.	7,040	193,670
Southwestern Energy Co.*(a)	177,540	912,556
SRC Energy, Inc.*(a)	59,180	669,918
Targa Resources Corp.(a)	9,460	483,122
Ultra Petroleum Corp.*	76,560	135,511
Valero Energy Corp.	20,020	2,369,367
W&T Offshore, Inc.*	16,940	117,564
Whiting Petroleum Corp.*(a)	22,660	1,125,069
WildHorse Resource Development Corp.*	4,840	106,141
Williams Cos., Inc. (The)	12,540	373,065
World Fuel Services Corp.(a)	220	6,123
WPX Energy, Inc.*	35,420	664,833

		70,117,931

Paper & Forest Products - 0.3%
Boise Cascade Co.	5,500	237,875
Clearwater Paper Corp.*(a)	4,180	94,468
Domtar Corp.	20,460	986,581
KapStone Paper and Packaging Corp.	26,180	910,540
Louisiana-Pacific Corp.	37,180	1,000,886
Mercer International, Inc.	18,260	327,767
Neenah, Inc.	2,640	231,792
PH Glatfelter Co.	2,640	43,217
Schweitzer-Mauduit International, Inc.	4,400	182,556
Verso Corp., Class A*	4,620	96,419

		4,112,101

Personal Products - 0.2%
Avon Products, Inc.*	152,240	242,062
Coty, Inc., Class A	12,980	174,062
Edgewell Personal Care Co.*(a)	5,060	272,532
Estee Lauder Cos., Inc. (The), Class A	5,940	801,543
Herbalife Nutrition Ltd.*	11,440	590,647
Inter Parfums, Inc.	2,420	145,684
Medifast, Inc.	1,320	226,617
Nu Skin Enterprises, Inc., Class A	6,600	480,810
Revlon, Inc., Class A*(a)	2,420	37,752
USANA Health Sciences, Inc.*	1,540	203,665

		3,175,374

Pharmaceuticals - 3.3%
Aerie Pharmaceuticals, Inc.*(a)	1,100	74,305
Akorn, Inc.*	1,980	36,670
Allergan plc	9,680	1,781,991

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Pharmaceuticals - (continued)
Amneal Pharmaceuticals, Inc.*(a)	2,860	54,826
Bristol-Myers Squibb Co.	52,800	3,102,000
Collegium Pharmaceutical, Inc.*(a)	6,600	127,182
Depomed, Inc.*(a)	23,100	204,666
Eli Lilly & Co.	24,640	2,434,678
Endo International plc*(a)	57,200	711,568
Horizon Pharma plc*	40,920	721,420
Innoviva, Inc.*(a)	22,220	314,413
Jazz Pharmaceuticals plc*	2,640	456,931
Johnson & Johnson	77,000	10,204,040
Lannett Co., Inc.*(a)	10,340	131,835
Mallinckrodt plc*(a)	32,120	753,214
Medicines Co. (The)*(a)	3,300	131,109
Merck & Co., Inc.	97,900	6,448,673
Mylan NV*	22,220	829,028
Nektar Therapeutics*(a)	5,940	312,444
Omeros Corp.*(a)	1,100	23,166
Pacira Pharmaceuticals, Inc.*	1,100	44,220
Perrigo Co. plc(a)	6,820	549,146
Pfizer, Inc.	278,520	11,121,304
Prestige Brands Holdings, Inc.*(a)	15,840	565,963
Supernus Pharmaceuticals, Inc.*(a)	440	23,298
Zoetis, Inc.	12,320	1,065,434

		42,223,524

Professional Services - 0.6%
ASGN, Inc.*	7,480	675,444
CBIZ, Inc.*	10,340	227,480
CoStar Group, Inc.*	1,540	640,409
Dun & Bradstreet Corp. (The)	660	83,087
Equifax, Inc.	2,860	358,930
Exponent, Inc.	5,280	258,192
Forrester Research, Inc.(a)	440	20,350
FTI Consulting, Inc.*	7,480	590,621
GP Strategies Corp.*	1,100	20,790
Heidrick & Struggles International, Inc.	1,540	62,986
Huron Consulting Group, Inc.*(a)	4,180	182,457
ICF International, Inc.	3,740	275,451
IHS Markit Ltd.*	4,180	221,666
Insperity, Inc.	4,400	418,440
Kelly Services, Inc., Class A	2,860	69,469
Kforce, Inc.	3,300	124,740
Korn/Ferry International(a)	11,440	754,811
ManpowerGroup, Inc.	1,320	123,103
Mistras Group, Inc.*	220	4,629
Navigant Consulting, Inc.*(a)	16,280	354,253
Nielsen Holdings plc(a)	13,420	316,175
Resources Connection, Inc.	3,080	48,972
Robert Half International, Inc.	2,420	183,339
TriNet Group, Inc.*	2,200	118,470
TrueBlue, Inc.*	16,280	440,374
Verisk Analytics, Inc.*	3,740	413,719
WageWorks, Inc.*	1,760	92,928

		7,081,285

Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A*	5,720	284,856
HFF, Inc., Class A	3,080	138,631
Howard Hughes Corp. (The)*	880	119,284

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
Jones Lang LaSalle, Inc.	2,200	376,222
Kennedy-Wilson Holdings, Inc.(a)	37,180	777,062
Newmark Group, Inc., Class A	5,060	70,536
Realogy Holdings Corp.(a)	31,900	697,653
St Joe Co. (The)*(a)	7,260	128,139

		2,592,383

Road & Rail - 1.0%
AMERCO(a)	440	165,915
ArcBest Corp.	7,480	348,194
Avis Budget Group, Inc.*	24,420	851,037
CSX Corp.	33,440	2,363,539
Genesee & Wyoming, Inc., Class A*	440	37,840
Heartland Express, Inc.(a)	3,080	59,105
Hertz Global Holdings, Inc.*(a)	16,720	254,646
JB Hunt Transport Services, Inc.	1,540	184,646
Kansas City Southern	1,320	153,476
Knight-Swift Transportation Holdings, Inc.(a)	11,880	386,694
Landstar System, Inc.	2,860	317,889
Marten Transport Ltd.	7,480	163,438
Norfolk Southern Corp.	11,000	1,859,000
Old Dominion Freight Line, Inc.	3,520	516,736
Ryder System, Inc.	12,540	981,882
Saia, Inc.*	6,160	464,156
Union Pacific Corp.	21,340	3,198,653
Werner Enterprises, Inc.(a)	1,100	40,975

		12,347,821

Semiconductors & Semiconductor Equipment - 3.4%
Advanced Energy Industries, Inc.*(a)	5,500	336,820
Advanced Micro Devices, Inc.*(a)	52,580	963,791
Ambarella, Inc.*(a)	440	17,239
Amkor Technology, Inc.*	27,280	236,790
Analog Devices, Inc.	7,700	740,278
Applied Materials, Inc.	35,640	1,733,173
Broadcom, Inc.(b)	14,960	3,317,679
Brooks Automation, Inc.(a)	4,620	141,280
Cabot Microelectronics Corp.	1,980	238,491
CEVA, Inc.*	220	6,622
Cirrus Logic, Inc.*	7,700	333,102
Cypress Semiconductor Corp.(a)	36,300	646,503
Diodes, Inc.*	880	32,701
Entegris, Inc.	15,620	549,043
First Solar, Inc.*	3,300	172,755
FormFactor, Inc.*	14,080	182,336
Inphi Corp.*(a)	2,200	69,168
Integrated Device Technology, Inc.*	11,880	409,029
Intel Corp.	214,060	10,296,286
KLA-Tencor Corp.	1,980	232,492
Kulicke & Soffa Industries, Inc.	11,660	307,358
Lam Research Corp.	6,380	1,216,283
Lattice Semiconductor Corp.*	7,040	54,138
Marvell Technology Group Ltd.	25,931	552,590
Maxim Integrated Products, Inc.	7,480	457,327
MaxLinear, Inc.*(a)	9,020	156,136
Microchip Technology, Inc.(a)	3,740	349,428

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Micron Technology, Inc.*	52,360	2,764,084
MKS Instruments, Inc.	4,840	456,412
Monolithic Power Systems, Inc.	3,300	437,844
Nanometrics, Inc.*	220	8,285
NVIDIA Corp.	17,380	4,255,667
ON Semiconductor Corp.*	11,440	252,252
PDF Solutions, Inc.*(a)	880	9,240
Photronics, Inc.*	9,020	81,180
Power Integrations, Inc.	1,540	110,110
Qorvo, Inc.*	9,020	737,475
QUALCOMM, Inc.	71,280	4,568,335
Rambus, Inc.*	10,560	130,522
Rudolph Technologies, Inc.*	1,540	44,044
Silicon Laboratories, Inc.*	2,420	230,505
Skyworks Solutions, Inc.	4,840	457,767
SolarEdge Technologies, Inc.*(a)	6,600	351,450
SunPower Corp.*(a)	4,400	31,944
Synaptics, Inc.*(a)	9,020	451,992
Teradyne, Inc.(a)	6,820	294,965
Texas Instruments, Inc.	28,820	3,208,242
Ultra Clean Holdings, Inc.*(a)	7,480	100,382
Universal Display Corp.(a)	1,320	127,116
Xcerra Corp.*	1,100	15,664
Xilinx, Inc.	5,500	396,385
Xperi Corp.(a)	4,620	76,923

		43,347,623

Software - 4.3%
8x8, Inc.*	6,820	136,059
ACI Worldwide, Inc.*(a)	10,340	267,185
Activision Blizzard, Inc.	20,460	1,502,173
Adobe Systems, Inc.*(b)	13,420	3,283,605
ANSYS, Inc.*	2,640	445,843
Aspen Technology, Inc.*	5,720	547,919
Autodesk, Inc.*(b)	5,720	734,677
Avaya Holdings Corp.*	4,620	95,080
Blackbaud, Inc.(a)	3,740	373,289
Bottomline Technologies DE, Inc.*(a)	440	23,716
CA, Inc.	21,120	933,715
Cadence Design Systems, Inc.*	5,500	242,495
CDK Global, Inc.	3,960	247,302
Citrix Systems, Inc.*	4,400	483,868
Dell Technologies, Inc., Class V*	8,140	753,113
Digimarc Corp.*(a)	660	19,866
Ebix, Inc.(a)	3,960	314,226
Electronic Arts, Inc.*	8,140	1,048,025
Ellie Mae, Inc.*(a)	2,640	261,941
Fair Isaac Corp.*	1,980	398,891
FireEye, Inc.*(a)	5,500	85,415
Fortinet, Inc.*	8,800	553,608
Glu Mobile, Inc.*	35,640	189,961
Guidewire Software, Inc.*(a)	2,200	189,640
Imperva, Inc.*	1,760	81,400
Intuit, Inc.	7,700	1,572,648
Manhattan Associates, Inc.*(a)	3,520	169,382
Microsoft Corp.	232,320	24,644,506
MicroStrategy, Inc., Class A*	880	114,532
Monotype Imaging Holdings, Inc.	1,760	36,344

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Software - (continued)
Nuance Communications, Inc.*	7,700	113,729
OneSpan, Inc.*	2,860	46,618
Oracle Corp.	94,160	4,489,549
Pegasystems, Inc.(a)	2,860	159,016
Progress Software Corp.	3,300	121,407
Proofpoint, Inc.*(a)	2,640	301,092
PTC, Inc.*	7,920	727,927
Qualys, Inc.*	1,320	114,972
RealPage, Inc.*	220	12,122
Red Hat, Inc.*	4,180	590,341
salesforce.com, Inc.*	22,880	3,137,992
ServiceNow, Inc.*	2,860	503,246
Snap, Inc., Class A*(a)	5,060	63,250
Splunk, Inc.*	3,740	359,414
SS&C Technologies Holdings, Inc.	7,480	396,964
Symantec Corp.	15,400	311,388
Synopsys, Inc.*	3,960	354,143
Tableau Software, Inc., Class A*(a)	2,640	272,105
Take-Two Interactive Software, Inc.*	5,940	671,339
TiVo Corp.	39,380	478,467
Tyler Technologies, Inc.*	1,760	395,982
Ultimate Software Group, Inc. (The)*(a)	1,540	426,410
Verint Systems, Inc.*	18,040	809,996
VMware, Inc., Class A*	1,320	190,859
Workday, Inc., Class A*	3,080	381,982
Zendesk, Inc.*	2,640	143,801

		55,324,535

Specialty Retail - 3.0%
Aaron’s, Inc.	20,680	895,651
Abercrombie & Fitch Co., Class A(a)	22,220	526,392
Advance Auto Parts, Inc.	2,640	372,847
American Eagle Outfitters, Inc.	76,120	1,916,702
Asbury Automotive Group, Inc.*	8,360	587,708
Ascena Retail Group, Inc.*(a)	74,360	273,645
AutoNation, Inc.*(a)	7,260	352,328
AutoZone, Inc.*(b)	880	620,866
Barnes & Noble Education, Inc.*	6,160	34,619
Barnes & Noble, Inc.(a)	9,680	59,048
Bed Bath & Beyond, Inc.(a)	44,660	836,482
Best Buy Co., Inc.	11,220	841,837
Buckle, Inc. (The)(a)	2,860	68,783
Burlington Stores, Inc.*	4,620	705,982
Caleres, Inc.	12,760	427,332
Camping World Holdings, Inc., Class A(a)	7,480	165,832
CarMax, Inc.*(a)(b)	10,780	805,050
Cato Corp. (The), Class A	3,520	87,648
Chico’s FAS, Inc.(a)	35,860	311,982
Children’s Place, Inc. (The)	3,080	378,532
Citi Trends, Inc.	2,200	62,502
Conn’s, Inc.*(a)	7,260	246,114
Dick’s Sporting Goods, Inc.(a)	22,880	781,123
DSW, Inc., Class A(a)	660	18,110
Express, Inc.*	21,560	207,623
Five Below, Inc.*(a)	1,540	149,627

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Specialty Retail - (continued)
Foot Locker, Inc.	23,100	1,127,511
GameStop Corp., Class A(a)	30,580	440,658
Gap, Inc. (The)	9,020	272,133
Genesco, Inc.*(a)	6,160	250,712
GNC Holdings, Inc., Class A*(a)	27,940	88,849
Group 1 Automotive, Inc.(a)	6,600	461,934
Haverty Furniture Cos., Inc.(a)	880	17,424
Hibbett Sports, Inc.*(a)	5,940	136,323
Home Depot, Inc. (The)	35,200	6,952,704
L Brands, Inc.(a)	10,560	334,435
Lithia Motors, Inc., Class A(a)	8,360	744,458
Lowe’s Cos., Inc.	26,840	2,666,286
Lumber Liquidators Holdings, Inc.*(a)	7,260	140,408
MarineMax, Inc.*(a)	2,640	49,500
Michaels Cos., Inc. (The)*(a)	29,260	597,197
Monro, Inc.(a)	1,980	133,551
Murphy USA, Inc.*(a)	6,820	540,417
Office Depot, Inc.	165,660	415,807
O’Reilly Automotive, Inc.*	2,420	740,520
Party City Holdco, Inc.*(a)	14,300	225,225
Penske Automotive Group, Inc.(a)	10,340	539,748
RH*(a)	5,500	747,230
Ross Stores, Inc.	10,780	942,495
Sally Beauty Holdings, Inc.*(a)	36,960	609,470
Shoe Carnival, Inc.	440	13,803
Signet Jewelers Ltd.(a)	18,700	1,079,738
Sleep Number Corp.*	3,960	112,820
Sonic Automotive, Inc., Class A(a)	16,280	331,298
Tailored Brands, Inc.(a)	13,420	270,547
Tiffany & Co.	1,760	242,106
TJX Cos., Inc. (The)	22,440	2,182,514
Tractor Supply Co.	6,820	532,233
Ulta Beauty, Inc.*	1,320	322,595
Urban Outfitters, Inc.*	24,420	1,084,248
Williams-Sonoma, Inc.(a)	14,960	875,010
Zumiez, Inc.*	5,500	124,575

		38,080,847

Technology Hardware, Storage & Peripherals - 2.9%
3D Systems Corp.*(a)	15,840	192,773
Apple, Inc.	154,220	29,346,524
Cray, Inc.*	2,200	54,890
Diebold Nixdorf, Inc.(a)	23,760	269,676
Electronics For Imaging, Inc.*(a)	5,940	202,673
Hewlett Packard Enterprise Co.	80,740	1,246,626
HP, Inc.	69,520	1,604,521
NCR Corp.*(a)	35,640	995,069
NetApp, Inc.	12,760	989,155
Pure Storage, Inc., Class A*	17,820	385,981
Seagate Technology plc	11,000	578,820
Super Micro Computer, Inc.*(a)	10,120	223,652
Western Digital Corp.	12,320	864,248
Xerox Corp.	11,660	302,810

		37,257,418

Textiles, Apparel & Luxury Goods - 1.0%
Carter’s, Inc.	3,740	392,064
Columbia Sportswear Co.	2,640	229,627
Crocs, Inc.*(a)	9,020	163,352

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Deckers Outdoor Corp.*(a)	11,440	1,290,775
Fossil Group, Inc.*(a)	10,120	265,144
G-III Apparel Group Ltd.*(a)	9,020	412,214
Hanesbrands, Inc.(a)	9,460	210,580
Lululemon Athletica, Inc.*	2,640	316,668
Michael Kors Holdings Ltd.*	11,440	763,391
Movado Group, Inc.(a)	3,520	175,296
NIKE, Inc., Class B	42,020	3,231,758
Oxford Industries, Inc.	3,960	364,795
Perry Ellis International, Inc.*	1,540	43,182
PVH Corp.	5,720	878,134
Skechers U.S.A., Inc., Class A*(a)	46,640	1,292,861
Steven Madden Ltd.	3,740	202,147
Tapestry, Inc.	7,260	342,091
Under Armour, Inc., Class A*(a)	6,820	136,196
Under Armour, Inc., Class C*(a)	1,760	32,982
Unifi, Inc.*	880	26,550
Vera Bradley, Inc.*(a)	12,320	163,733
VF Corp.(a)	14,300	1,316,601
Wolverine World Wide, Inc.	31,900	1,128,622

		13,378,763

Thrifts & Mortgage Finance - 0.6%
Beneficial Bancorp, Inc.	4,840	78,650
BofI Holding, Inc.*(a)	17,820	695,336
Capitol Federal Financial, Inc.	1,100	14,377
Dime Community Bancshares, Inc.	15,180	261,096
Essent Group Ltd.*	22,000	844,800
Federal Agricultural Mortgage Corp., Class C	4,400	414,876
Flagstar Bancorp, Inc.*	8,140	277,167
HomeStreet, Inc.*	5,720	169,312
LendingTree, Inc.*(a)	440	105,072
MGIC Investment Corp.*	99,440	1,241,011
New York Community Bancorp, Inc.	2,860	30,802
NMI Holdings, Inc., Class A*(a)	880	18,392
Northfield Bancorp, Inc.	4,400	73,304
Northwest Bancshares, Inc.	13,860	249,757
Ocwen Financial Corp.*	28,600	113,828
Oritani Financial Corp.	880	14,080
PHH Corp.*	2,200	23,914
Provident Financial Services, Inc.	12,100	309,034
Radian Group, Inc.	69,520	1,331,308
TFS Financial Corp.	2,420	36,833
TrustCo Bank Corp.(a)	16,720	152,152
United Financial Bancorp, Inc.	2,420	42,374
Walker & Dunlop, Inc.	9,680	573,637
Washington Federal, Inc.	12,320	413,336
WSFS Financial Corp.	4,620	261,954

		7,746,402

Tobacco - 0.6%
Altria Group, Inc.	55,000	3,227,400
Philip Morris International, Inc.	47,300	4,081,990
Universal Corp.	6,820	471,262
Vector Group Ltd.(a)	10,393	191,751

		7,972,403

Trading Companies & Distributors - 0.7%
Air Lease Corp.(a)	30,360	1,334,626

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Trading Companies & Distributors - (continued)
Applied Industrial Technologies, Inc.	4,840	361,306
Beacon Roofing Supply, Inc.*(a)	5,720	240,697
BMC Stock Holdings, Inc.*	3,960	87,120
CAI International, Inc.*	3,520	80,819
DXP Enterprises, Inc.*	3,520	145,517
Fastenal Co.(a)	2,420	137,771
GATX Corp.(a)	16,940	1,394,839
H&E Equipment Services, Inc.	4,620	169,970
HD Supply Holdings, Inc.*	1,760	77,405
Herc Holdings, Inc.*	1,540	87,503
Kaman Corp.	5,500	364,210
MRC Global, Inc.*	23,100	523,215
MSC Industrial Direct Co., Inc., Class A(a)	3,080	260,660
NOW, Inc.*(a)	33,880	506,506
Rush Enterprises, Inc., Class A*	11,000	495,990
Triton International Ltd.	13,200	464,640
United Rentals, Inc.*	3,960	589,248
Univar, Inc.*	15,620	429,394
Veritiv Corp.*(a)	3,300	126,390
Watsco, Inc.(a)	1,980	341,570
WESCO International, Inc.*	10,780	657,580
WW Grainger, Inc.	1,320	457,459

		9,334,435

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.(a)	19,140	869,147
Wesco Aircraft Holdings, Inc.*	10,120	120,934

		990,081

Water Utilities - 0.1%
American States Water Co.	4,180	251,301
American Water Works Co., Inc.	3,520	310,640
Aqua America, Inc.(b)	1,980	73,141
California Water Service Group	4,180	171,798
Connecticut Water Service, Inc.	440	28,345
SJW Group	660	42,689

		877,914

Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*(a)	4,180	96,600
NII Holdings, Inc.*	18,700	115,940
Shenandoah Telecommunications Co.	7,260	239,580
Spok Holdings, Inc.	2,420	35,090
Sprint Corp.*(a)	38,940	211,444
Telephone & Data Systems, Inc.	9,020	227,755
T-Mobile US, Inc.*	6,380	382,800
United States Cellular Corp.*	880	30,237

		1,339,446

TOTAL COMMON STOCKS (Cost $820,769,595)		1,271,454,015

	Number of Rights
RIGHTS - 0.0%(d)
Biotechnology - 0.0%(d)
Dyax Corp., CVR*‡(e)	7,175	21,812

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Number of Rights	Value ($)
RIGHTS - (continued)
Media - 0.0%(d)
Media General, Inc., CVR*‡(e)	22,261	2,226

TOTAL RIGHTS (Cost $–)		24,038

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(f) - 7.5%
BANK NOTES - 0.2%
Bank of America NA, Charlotte
(ICE LIBOR USD 1 Month + 0.22%), 2.31%, 1/15/2019(g) (Cost $2,000,000)	2,000,000	2,000,000

CERTIFICATES OF DEPOSIT - 3.2%
Barclays Bank plc, New York
(ICE LIBOR USD 1 Month + 0.27%), 2.36%, 8/3/2018(g)	4,000,000	4,000,000
Canadian Imperial Bank of Commerce, New York
(ICE LIBOR USD 1 Month + 0.40%), 2.47%, 9/17/2018(g)	4,000,000	4,000,000
Citibank NA, New York
(ICE LIBOR USD 1 Month + 0.33%), 2.40%, 9/12/2018(g)	3,000,000	3,000,000
Cooperatieve Rabobank UA, London
(ICE LIBOR USD 3 Month + 0.17%), 2.52%, 4/18/2019(g)	2,000,000	2,000,000
Mitsubishi UFJ Trust & Banking Corp., New York
(ICE LIBOR USD 1 Month + 0.31%), 2.38%, 10/26/2018(g)	2,000,000	2,000,560
Mizuho Bank Ltd., New York
(ICE LIBOR USD 1 Month + 0.25%), 2.34%, 12/10/2018(g)	3,000,000	3,000,000
Royal Bank of Canada
(ICE LIBOR USD 1 Month + 0.40%), 2.47%, 9/17/2018(g)	3,000,000	3,000,000
Standard Chartered, New York
2.41%, 11/9/2018	3,000,000	3,000,666
Sumitomo Mitsui Trust Bank Ltd., New York
(ICE LIBOR USD 1 Month + 0.24%), 2.31%, 10/15/2018(g)	2,000,000	2,000,160
Svenska Handelsbanken, New York
(ICE LIBOR USD 1 Month + 0.37%), 2.44%, 9/28/2018(g)	2,000,000	2,000,000
The Chiba Bank Ltd., New York Branch
2.18%, 9/26/2018	3,000,000	3,000,000

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(f) - (continued)
CERTIFICATES OF DEPOSIT - (continued)
The Sumitomo Bank Ltd., New York
(ICE LIBOR USD 1 Month + 0.23%), 2.31%, 8/22/2018(g)	2,000,000	2,000,000
2.35%, 11/1/2018	1,000,000	1,000,072
Toronto-Dominion Bank, New York
2.40%, 11/16/2018	2,000,000	2,000,360
Wells Fargo Bank (San Francisco) NA
(ICE LIBOR USD 3 Month + 0.14%), 2.47%, 10/26/2018(g)	3,000,000	3,000,976
Westpac Banking Corp., New York
(US Federal Funds Effective Rate (continuous series) + 0.45%), 2.36%, 2/15/2019(g)	2,000,000	2,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $41,000,010)		41,002,794

COMMERCIAL PAPER - 0.8%
ING (US) Funding LLC
(ICE LIBOR USD 1 Month + 0.19%), 2.28%, 8/10/2018(g)	3,000,000	3,000,000
Toyota Motor Credit Corp.
2.33%, 9/17/2018	4,000,000	3,987,937
Union Bank of Switzerland
(ICE LIBOR USD 1 Month + 0.43%), 2.52%, 2/1/2019(g)(h)	4,000,000	4,003,880

TOTAL COMMERCIAL PAPER (Cost $10,987,937)		10,991,817

FUNDING AGREEMENTS - 0.2%
United of Omaha Life Insurance
(ICE LIBOR USD 3 Month + 0.12%), 2.46%, 8/30/2018(g) (Cost $3,000,000)	3,000,000	3,000,000

REPURCHASE AGREEMENTS - 3.1%
Citigroup Global Markets, Inc., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $19,712,458, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 2.38%, maturing 11/30/2019 - 1/31/2023; total market value $20,079,198	19,711,412	19,711,412
Citigroup Global Markets, Inc., 2.18%, dated 7/31/2018, due 8/7/2018, repurchase price $5,002,119, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 0.63%, maturing 1/15/2024 - 1/15/2028; total market value $4,912,702	5,000,000	5,000,000

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(f) - (continued)
REPURCHASE AGREEMENTS - (continued)
ML Pierce Fenner & Smith, Inc., 2.46%, dated 7/31/2018, due 10/31/2018, repurchase price $6,037,720, collateralized by various Common Stocks; total market value $6,625,443	6,000,000	6,000,000
NBC Global Finance Ltd., 2.08%, dated 7/31/2018, due 8/1/2018, repurchase price $9,000,520, collateralized by various Common Stocks; total market value $10,057,030	9,000,000	9,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $39,711,412)		39,711,412

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $96,699,359)		96,706,023

Total Investments — 106.4% (Cost $917,468,954)		1,368,184,076
Liabilities in excess of other assets — (6.4%)		(82,110,872)

Net Assets — 100.0%		1,286,073,204

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $151,037,617, collateralized in the form of cash with a value of $96,681,916 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $19,799,643 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from August 16, 2018 – August 15, 2047 and $39,362,769 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from October 19, 2018 – July 22, 2068; a total value of $155,844,328.

(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.
(d)	Represents less than 0.05% of net assets.
(e)

Security fair valued as of July 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2018 amounted to $24,038, which represents approximately 0.00% of net assets of the Fund.

(f)	The security was purchased with cash collateral held from securities on loan at July 31, 2018. The total value of securities purchased was $96,706,023.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2018.
(h)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.

Percentages shown are based on Net Assets.

Abbreviations

CVR	Contingent Value Rights
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investment in a company which was affiliated for the period ending July 31, 2018, was as follows:

Security	Value October 31, 2017	Purchases at Cost	Sales Proceeds	Shares July 31, 2018	Value July 31, 2018	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain
Northern Trust Corp.	$686,811	$27,406	$10,579	7,514	$820,679	$112,382	$9,382	$4,659

Futures Contracts

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open futures contracts as of July 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	31	09/21/2018	USD	$2,592,220	$(11,764)
S&P 500 E-Mini Index	64	09/21/2018	USD	9,014,720	145,778
S&P Midcap 400 E-Mini Index	15	09/21/2018	USD	2,979,000	(5,035)

					$128,979

Abbreviations:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.6%
Aerospace & Defense - 0.7%
Airbus SE	18,480	2,291,988
BAE Systems plc	97,360	834,215
Bombardier, Inc., Class B*	48,735	183,411
CAE, Inc.	7,384	153,692
Cobham plc*	74,453	122,128
Dassault Aviation SA	55	101,677
Elbit Systems Ltd.	412	49,361
Leonardo SpA	32,554	390,421
LISI	3,196	110,876
Maxar Technologies Ltd.	3,111	152,324
Meggitt plc	37,200	278,241
MTU Aero Engines AG	1,440	304,962
QinetiQ Group plc	30,657	108,820
Rolls-Royce Holdings plc*	37,600	488,779
Saab AB, Class B	1,995	92,069
Safran SA	10,240	1,270,618
Senior plc	77,040	320,554
Singapore Technologies Engineering Ltd.	17,900	44,970
Thales SA	3,680	484,185
Ultra Electronics Holdings plc	6,262	135,616

		7,918,907

Air Freight & Logistics - 0.4%
Bollore SA	63,077	293,885
Cia de Distribucion Integral Logista Holdings SA	2,159	51,180
Deutsche Post AG (Registered)	23,680	836,468
Freightways Ltd.	12,987	70,290
ID Logistics Group*	81	13,344
Kerry Logistics Network Ltd.	40,500	53,056
Kintetsu World Express, Inc.	14,000	280,900
Konoike Transport Co. Ltd.	30,100	477,556
Mainfreight Ltd.	3,192	60,152
Oesterreichische Post AG	1,673	79,357
Panalpina Welttransport Holding AG (Registered)	680	97,123
PostNL NV(a)	306,463	1,211,632
Royal Mail plc	42,800	263,254
Singapore Post Ltd.	83,600	82,292
Yamato Holdings Co. Ltd.	12,500	361,019

		4,231,508

Airlines - 0.5%
Air Canada*	21,040	380,239
Air France-KLM*(a)	30,160	275,605
Air New Zealand Ltd.	30,617	67,639
ANA Holdings, Inc.	4,500	164,820
Cathay Pacific Airways Ltd.	81,000	125,105
Chorus Aviation, Inc.(a)	91,840	518,452
Dart Group plc	76,800	927,334
Deutsche Lufthansa AG (Registered)	11,920	334,728

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Airlines - (continued)
easyJet plc	16,480	349,990
Exchange Income Corp.(a)	15,520	396,344
Finnair OYJ	44,960	419,002
International Consolidated Airlines Group SA, DI	66,480	619,156
Japan Airlines Co. Ltd.	8,500	313,074
Norwegian Air Shuttle ASA*(a)	8,901	260,563
Qantas Airways Ltd.	53,415	266,842
SAS AB*(a)	60,102	118,131
Singapore Airlines Ltd.	12,000	86,917
WestJet Airlines Ltd.(a)	5,913	83,200
Wizz Air Holdings plc*(b)	2,172	98,751

		5,805,892

Auto Components - 2.5%
Aisan Industry Co. Ltd.	29,008	263,544
Aisin Seiki Co. Ltd.	17,300	802,099
ARB Corp. Ltd.	997	15,587
Autoneum Holding AG(a)	1,520	347,911
Brembo SpA	9,407	128,998
Bridgestone Corp.	34,400	1,350,309
Burelle SA	77	118,473
CIE Automotive SA	3,217	98,994
Cie Generale des Etablissements Michelin SCA	8,560	1,102,721
Cie Plastic Omnium SA	5,760	241,745
Continental AG	3,807	877,513
Daikyonishikawa Corp.	33,604	497,125
Denso Corp.	20,400	1,003,052
Dometic Group AB(c)	11,110	108,109
Eagle Industry Co. Ltd.(a)	12,600	203,509
ElringKlinger AG	12,393	157,330
Exedy Corp.	2,800	89,673
Faurecia SA	4,240	288,433
FCC Co. Ltd.	13,300	388,521
Futaba Industrial Co. Ltd.	16,200	94,358
Gestamp Automocion SA(b)	12,716	95,817
G-Tekt Corp.	9,900	171,309
GUD Holdings Ltd.(a)	10,212	107,801
Hella GmbH & Co. KGaA	1,806	106,395
HI-LEX Corp.	27,164	674,125
Ichikoh Industries Ltd.	17,400	230,052
Kasai Kogyo Co. Ltd.	32,000	398,499
Keihin Corp.	12,300	252,505
Koito Manufacturing Co. Ltd.	3,200	204,967
KYB Corp.	19,300	901,724
Leoni AG	23,760	1,211,263
Linamar Corp.	5,282	241,179
Magna International, Inc.	18,560	1,129,566
Martinrea International, Inc.	54,080	584,413
Mitsuba Corp.	13,300	114,299
Musashi Seimitsu Industry Co. Ltd.	18,500	628,015
NGK Spark Plug Co. Ltd.	7,400	212,203
NHK Spring Co. Ltd.(a)	17,000	169,332
Nifco, Inc.(a)	2,400	72,253
Nippon Seiki Co. Ltd.	47,800	998,360
Nissin Kogyo Co. Ltd.	13,700	233,637

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Auto Components - (continued)
NOK Corp.	20,600	411,853
Nokian Renkaat OYJ	2,182	94,693
Pacific Industrial Co. Ltd.	50,300	820,958
Piolax, Inc.	24,000	581,240
Pirelli & C SpA*(b)	18,630	162,875
Press Kogyo Co. Ltd.	96,000	603,752
SAF-Holland SA(a)	26,320	437,915
Showa Corp.(a)	40,900	685,442
Stanley Electric Co. Ltd.	3,800	132,901
Sumitomo Electric Industries Ltd.	24,000	367,483
Sumitomo Riko Co. Ltd.	36,500	406,280
Sumitomo Rubber Industries Ltd.	17,400	286,943
Tachi-S Co. Ltd.	35,900	599,723
TI Fluid Systems plc(b)	169,440	573,438
Tokai Rika Co. Ltd.	2,600	53,700
Topre Corp.	6,000	157,584
Toyo Tire & Rubber Co. Ltd.(a)	12,600	197,993
Toyoda Gosei Co. Ltd.	7,800	196,498
Toyota Boshoku Corp.	10,700	197,387
Toyota Industries Corp.	9,400	528,194
TPR Co. Ltd.	16,900	427,407
TS Tech Co. Ltd.	9,100	373,544
Unipres Corp.	17,600	355,962
Valeo SA	15,680	770,548
Yokohama Rubber Co. Ltd. (The)(a)	8,000	170,377

		26,510,408

Automobiles - 2.6%
Bayerische Motoren Werke AG	15,520	1,501,582
Bayerische Motoren Werke AG (Preference)	7,360	609,699
Daimler AG (Registered)	49,680	3,438,276
Ferrari NV	3,680	489,998
Fiat Chrysler Automobiles NV*	52,160	890,913
Honda Motor Co. Ltd.	90,300	2,706,419
Isuzu Motors Ltd.	35,400	477,049
Mazda Motor Corp.	16,600	206,128
Mitsubishi Motors Corp.	25,300	192,112
Nissan Motor Co. Ltd.	104,000	980,632
Peugeot SA	35,600	1,025,100
Piaggio & C SpA	30,294	80,107
Porsche Automobil Holding SE (Preference)	5,200	352,279
Renault SA	8,000	704,745
Subaru Corp.	30,100	874,981
Suzuki Motor Corp.	16,700	977,324
Toyota Motor Corp.	145,300	9,482,013
Volkswagen AG	3,343	579,290
Volkswagen AG (Preference)	9,200	1,638,566
Yamaha Motor Co. Ltd.	26,300	690,980

		27,898,193

Banks - 11.3%
77 Bank Ltd. (The)	10,300	247,517
ABN AMRO Group NV, CVA(b)	14,080	390,441
Aichi Bank Ltd. (The)	8,400	393,211
Akita Bank Ltd. (The)	16,000	430,230
Aozora Bank Ltd.	4,300	160,376

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
Australia & New Zealand Banking Group Ltd.	142,480	3,103,445
Awa Bank Ltd. (The)	14,000	90,048
Banca Monte dei Paschi di Siena SpA*(a)	60,183	187,169
Banca Popolare di Sondrio SCPA	49,067	212,879
Banco Bilbao Vizcaya Argentaria SA	323,360	2,378,292
Banco BPM SpA*	16,020	50,984
Banco Comercial Portugues SA, Class R*(a)	812,240	255,077
Banco de Sabadell SA	176,640	295,239
Banco Espirito Santo SA (Registered)*‡(d)	48,647	—
Banco Santander SA	810,720	4,571,695
Bank Hapoalim BM	74,720	527,974
Bank Leumi Le-Israel BM	74,400	465,950
Bank of East Asia Ltd. (The)	51,633	205,291
Bank of Georgia Group plc	24,880	595,678
Bank of Ireland Group plc	43,120	370,574
Bank of Iwate Ltd. (The)	13,700	582,562
Bank of Kyoto Ltd. (The)	2,600	125,657
Bank of Montreal(a)	31,520	2,496,181
Bank of Nova Scotia (The)	60,320	3,571,481
Bank of Okinawa Ltd. (The)	4,240	166,661
Bank of Queensland Ltd.	798	6,591
Bank of the Ryukyus Ltd.	40,061	633,804
Bankia SA	83,832	330,653
Bankinter SA	27,809	268,828
Banque Cantonale de Geneve	1,280	235,313
Banque Cantonale Vaudoise (Registered)	186	139,218
Barclays plc	763,280	1,941,991
BAWAG Group AG(b)	4,800	226,447
Bendigo & Adelaide Bank Ltd.(a)	3,078	26,795
Berner Kantonalbank AG (Registered)(a)	3,600	738,182
BNP Paribas SA	57,200	3,725,818
BPER Banca(a)	66,480	371,890
Caisse Regionale de Credit Agricole Mutuel de Paris et d’Ile-de-France	7,600	819,877
CaixaBank SA	160,640	743,745
Canadian Imperial Bank of Commerce	22,640	2,064,379
Canadian Western Bank	1,531	42,908
Chiba Bank Ltd. (The)	33,600	238,928
Chugoku Bank Ltd. (The)	30,500	322,601
Collector AB*	16,848	139,209
comdirect bank AG	7,483	110,844
Commerzbank AG*	28,960	312,959
Commonwealth Bank of Australia	49,680	2,762,152
Concordia Financial Group Ltd.	51,221	274,545
Credit Agricole SA	49,680	698,409
Credito Emiliano SpA	31,418	233,430
Credito Valtellinese SpA*	6,256,080	777,376
CYBG plc(a)	74,966	339,851
Dah Sing Banking Group Ltd.	24,640	52,312
Dah Sing Financial Holdings Ltd.	5,340	33,821

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
Daishi Bank Ltd. (The)	800	33,875
Danske Bank A/S	32,960	958,945
DBS Group Holdings Ltd.	61,529	1,209,065
DNB ASA	54,800	1,106,789
Erste Group Bank AG*	15,280	660,784
FIBI Holdings Ltd.	9,011	227,673
FinecoBank Banca Fineco SpA	6,110	71,848
Fukui Bank Ltd. (The)	8,100	185,242
Fukuoka Financial Group, Inc.	30,000	163,748
Graubuendner Kantonalbank	81	117,409
Gunma Bank Ltd. (The)	14,900	79,066
Hang Seng Bank Ltd.	24,000	653,282
Heartland Bank Ltd.(a)	206,010	239,830
Hokkoku Bank Ltd. (The)	25,700	1,084,800
Hokuetsu Bank Ltd. (The)	26,800	568,848
HSBC Holdings plc	646,240	6,192,487
Hyakugo Bank Ltd. (The)	66,400	280,572
Hyakujushi Bank Ltd. (The)	240,000	778,274
ING Groep NV	190,000	2,912,699
Intesa Sanpaolo SpA	868,640	2,677,072
Intesa Sanpaolo SpA (Retirement Savings Plan)	14,727	47,024
Israel Discount Bank Ltd., Class A	72,098	227,730
Iyo Bank Ltd. (The)	29,000	199,482
Juroku Bank Ltd. (The)	33,900	919,122
Jyske Bank A/S (Registered)	6,960	394,279
KBC Group NV	10,160	781,736
Keiyo Bank Ltd. (The)	85,000	373,593
Kiyo Bank Ltd. (The)	58,300	981,736
Kyushu Financial Group, Inc.	64,000	327,032
Laurentian Bank of Canada	28,560	1,022,632
Liberbank SA*	630,320	371,703
Liechtensteinische Landesbank AG	9,520	568,315
Lloyds Banking Group plc	3,520,560	2,880,767
Luzerner Kantonalbank AG (Registered)	259	134,471
Mebuki Financial Group, Inc.	48,610	172,832
Mediobanca Banca di Credito Finanziario SpA	54,240	563,810
Metro Bank plc*(a)	5,084	213,406
Mitsubishi UFJ Financial Group, Inc.	699,400	4,307,364
Miyazaki Bank Ltd. (The)	16,000	484,545
Mizrahi Tefahot Bank Ltd.	12,033	233,714
Mizuho Financial Group, Inc.	1,224,000	2,127,840
Musashino Bank Ltd. (The)	35,200	1,084,867
Nanto Bank Ltd. (The)	34,346	894,702
National Australia Bank Ltd.	72,320	1,523,097
National Bank of Canada	20,640	1,010,916
NatWest Markets plc*	117,680	394,253
Nishi-Nippon Financial Holdings, Inc.	7,600	90,434
Nordea Bank AB	146,960	1,564,175
North Pacific Bank Ltd.	38,600	138,621
Norwegian Finans Holding ASA*	2,660	32,486
Ogaki Kyoritsu Bank Ltd. (The)	26,800	699,807
Oita Bank Ltd. (The)	16,600	584,277
Oversea-Chinese Banking Corp. Ltd.	140,603	1,195,017

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
Raiffeisen Bank International AG	2,465	82,285
Resona Holdings, Inc.	136,000	772,578
Ringkjoebing Landbobank A/S	1,100	62,193
Royal Bank of Canada	41,200	3,213,410
San-In Godo Bank Ltd. (The)	24,800	231,960
Sbanken ASA(b)	65,100	631,240
Senshu Ikeda Holdings, Inc.	171,100	606,813
Seven Bank Ltd.	48,600	146,746
Shiga Bank Ltd. (The)	5,000	26,398
Shikoku Bank Ltd. (The)	41,400	530,352
Shizuoka Bank Ltd. (The)	19,100	176,087
Skandinaviska Enskilda Banken AB, Class A	106,921	1,144,832
Skandinaviska Enskilda Banken AB, Class C	7,040	77,719
Societe Generale SA	35,200	1,569,589
Spar Nord Bank A/S	78,400	845,904
SpareBank 1 Nord Norge	64,560	491,294
Sparebank 1 Oestlandet	16,416	174,087
SpareBank 1 SMN	104,080	1,089,689
SpareBank 1 SR-Bank ASA	8,041	89,418
St Galler Kantonalbank AG (Registered)	110	56,556
Standard Chartered plc	62,480	563,872
Sumitomo Mitsui Financial Group, Inc.	66,000	2,620,779
Sumitomo Mitsui Trust Holdings, Inc.	22,400	887,676
Svenska Handelsbanken AB, Class A	32,283	399,195
Svenska Handelsbanken AB, Class B(a)	31,546	397,801
Swedbank AB, Class A	64,320	1,524,082
Sydbank A/S	4,698	174,425
TBC Bank Group plc	28,560	658,610
Toho Bank Ltd. (The)	22,732	90,164
Tokyo Kiraboshi Financial Group, Inc.	16,000	367,340
TOMONY Holdings, Inc.	106,100	475,810
Toronto-Dominion Bank (The)	54,960	3,257,499
Unicaja Banco SA(b)	141,840	239,646
UniCredit SpA	99,193	1,759,946
Unione di Banche Italiane SpA	38,394	159,117
United Overseas Bank Ltd.	50,226	996,920
Valiant Holding AG (Registered)	11,280	1,205,479
Van Lanschot Kempen NV, CVA	27,040	746,660
Virgin Money Holdings UK plc	256,400	1,333,559
Walliser Kantonalbank (Registered)	2,080	224,808
Westpac Banking Corp.	94,320	2,065,661
Yamagata Bank Ltd. (The)	2,200	49,664
Yamaguchi Financial Group, Inc.(a)	19,000	214,883
Yamanashi Chuo Bank Ltd. (The)	160,000	604,610

		120,272,937

Beverages - 1.3%
AG Barr plc	4,785	42,493
Anheuser-Busch InBev SA/NV	28,276	2,864,772
Asahi Group Holdings Ltd.	16,800	813,736

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Beverages - (continued)
Britvic plc	16,720	176,337
C&C Group plc	253,849	1,021,735
Carlsberg A/S, Class B	3,120	376,424
Coca-Cola Amatil Ltd.	36,160	257,523
Coca-Cola Bottlers Japan Holdings, Inc.	3,354	120,599
Coca-Cola European Partners plc	8,000	329,920
Coca-Cola HBC AG, DI*	7,695	275,968
Cott Corp.	6,871	109,609
Davide Campari-Milano SpA	13,794	116,367
Diageo plc	77,600	2,852,206
Fevertree Drinks plc	3,795	171,495
Heineken Holding NV	4,640	448,710
Heineken NV(a)	8,640	874,853
Ito En Ltd.(a)	800	35,626
Kirin Holdings Co. Ltd.	28,738	733,469
Molson Coors Canada, Inc., Class B	11,508	808,830
Pernod Ricard SA	6,640	1,071,752
Remy Cointreau SA	571	78,034
Royal Unibrew A/S	1,210	100,814
Sapporo Holdings Ltd.(a)	1,800	43,384
Suntory Beverage & Food Ltd.	3,000	127,434
Takara Holdings, Inc.	8,600	100,105
Treasury Wine Estates Ltd.	22,080	302,351

		14,254,546

Biotechnology - 0.6%
Abcam plc	10,049	194,827
Bavarian Nordic A/S*	3,807	116,292
BioGaia AB, Class B	1,134	55,690
Biotest AG (Preference)	972	28,034
Cellectis SA*	2,498	73,713
CSL Ltd.	13,760	2,011,160
Galapagos NV*	1,680	185,207
Genmab A/S*	1,134	194,484
Genus plc	6,007	225,989
Grifols SA	10,080	293,083
Grifols SA (Preference), Class B	9,922	209,198
HEALIOS KK*(a)	1,100	15,015
Idorsia Ltd.*	1,863	46,330
Knight Therapeutics, Inc.*	11,684	76,727
Mesoblast Ltd.*(a)	67,149	94,096
PeptiDream, Inc.*(a)	2,500	97,039
SanBio Co. Ltd.*	2,200	59,157
Shire plc	44,400	2,534,096
Sirtex Medical Ltd.	4,314	101,823
Swedish Orphan Biovitrum AB*	6,345	171,722
Vitrolife AB	4,445	57,934

		6,841,616

Building Products - 1.2%
AGC, Inc.	13,200	550,688
Aica Kogyo Co. Ltd.	1,500	55,208
Arbonia AG*	3,800	64,485
Assa Abloy AB, Class B	31,920	633,383
Belimo Holding AG (Registered)	21	88,561
Bunka Shutter Co. Ltd.	57,800	478,655
Central Glass Co. Ltd.(a)	32,200	766,311
Cie de Saint-Gobain	33,680	1,500,432

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Building Products - (continued)
Daikin Industries Ltd.	8,600	1,023,334
Geberit AG (Registered)	1,280	571,087
GWA Group Ltd.	98,160	238,619
Inwido AB	22,194	164,058
James Halstead plc	23,166	117,905
Kingspan Group plc	4,776	221,962
Lindab International AB	77,200	527,169
LIXIL Group Corp.	5,200	106,193
Nibe Industrier AB, Class B	9,994	112,445
Nichias Corp.	13,000	160,264
Nichiha Corp.	8,000	293,371
Nippon Sheet Glass Co. Ltd.	82,700	862,166
Nitto Boseki Co. Ltd.	33,800	838,810
Noritz Corp.	4,400	73,897
Okabe Co. Ltd.	36,900	361,616
Polypipe Group plc	29,851	147,074
Reliance Worldwide Corp. Ltd.	52,795	233,524
Rockwool International A/S, Class A	220	78,778
Rockwool International A/S, Class B	82	32,866
Sanwa Holdings Corp.	9,800	111,009
Schweiter Technologies AG	136	149,463
Sekisui Jushi Corp.	11,200	201,208
Takara Standard Co. Ltd.	41,376	733,339
Takasago Thermal Engineering Co. Ltd.	17,200	336,963
Tarkett SA(a)	5,258	141,376
TOTO Ltd.	3,900	181,517
Uponor OYJ	4,466	68,035

		12,225,771

Capital Markets - 2.4%
3i Group plc	67,760	842,266
Amundi SA(b)	3,180	219,674
Anima Holding SpA(b)	27,311	146,866
Arko Holdings Ltd.*	62,127	31,330
Ashmore Group plc	23,895	114,281
ASX Ltd.	2,924	142,790
Avanza Bank Holding AB	1,367	63,009
Azimut Holding SpA(a)	1,350	22,690
Banca Generali SpA	7,557	204,075
Bolsas y Mercados Espanoles SHMSF SA	1,925	62,030
Brederode SA*	9,518	621,419
Brewin Dolphin Holdings plc	14,682	67,599
Brookfield Asset Management, Inc., Class A	31,840	1,342,318
Bure Equity AB(a)	35,556	420,850
Burford Capital Ltd.	9,671	233,167
China LNG Group Ltd.*(a)	324,000	52,437
China Smarter Energy Group Holdings Ltd.*	162,000	18,374
CI Financial Corp.	3,159	55,149
Close Brothers Group plc	15,997	333,227
CMBC Capital Holdings Ltd.*	680,000	38,995
Credit Suisse Group AG (Registered)*	60,720	979,493
Daiwa Securities Group, Inc.	51,900	301,738

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Capital Markets - (continued)
Deutsche Bank AG (Registered)	90,560	1,185,477
Deutsche Boerse AG	6,002	791,451
DWS Group GmbH & Co. KGaA*(b)	7,360	233,718
EFG International AG*	60,400	450,865
Encavis AG	3,696	26,812
Euronext NV(b)	1,650	102,610
Fairfax India Holdings Corp.*(b)	9,963	160,404
Fiera Capital Corp.	49,914	459,270
Financiere de Tubize SA	1,549	121,069
Flow Traders(b)	3,572	106,157
GAM Holding AG*	22,160	224,510
Gimv NV	15,478	919,990
GMO Financial Holdings, Inc.	13,600	108,251
Guoco Group Ltd.	4,000	65,909
Haitong International Securities Group Ltd.	245,848	110,907
Hargreaves Lansdown plc	5,061	137,821
Hong Kong Exchanges & Clearing Ltd.	36,237	1,069,495
IG Group Holdings plc	8,113	97,962
IGM Financial, Inc.	158	4,739
Intermediate Capital Group plc	18,080	251,869
Investec plc	39,520	286,055
IP Group plc*	18,946	30,817
Jafco Co. Ltd.	300	10,948
Japan Exchange Group, Inc.	19,000	336,922
Julius Baer Group Ltd.*	9,280	510,306
Jupiter Fund Management plc	38,835	223,125
Kingston Financial Group Ltd.	260,000	64,278
Leonteq AG*	920	51,158
London Stock Exchange Group plc	9,920	572,162
Macquarie Group Ltd.	11,840	1,081,044
Magellan Financial Group Ltd.(a)	16,706	306,507
Man Group plc	102,160	232,505
Marusan Securities Co. Ltd.	3,500	29,266
Mason Group Holdings Ltd.*	2,078,905	40,269
Monex Group, Inc.(a)	15,400	76,491
Natixis SA	74,320	534,792
NEX Group plc	9,118	120,801
Nomura Holdings, Inc.	139,800	660,035
Okasan Securities Group, Inc.	143,000	679,614
Partners Group Holding AG	560	425,657
Pendal Group Ltd.	25,924	179,036
Rathbone Brothers plc	1,140	36,727
Ratos AB, Class B	38,880	144,784
Rothschild & Co.	6,720	244,924
Sanne Group plc	13,604	125,986
SBI Holdings, Inc.	11,200	304,663
Schroders plc	6,198	253,094
Schroders plc (Non-Voting)	4,377	136,361
St James’s Place plc	29,360	464,274
Thomson Reuters Corp.	13,280	550,579
TMX Group Ltd.	1,545	99,274
Tokai Tokyo Financial Holdings, Inc.	13,200	75,705
TP ICAP plc	37,017	135,960
UBS Group AG (Registered)*	189,120	3,116,659
Value Partners Group Ltd.	8,000	6,229

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Capital Markets - (continued)
Vontobel Holding AG (Registered)	339	23,542
Vostok New Ventures Ltd., SDR*	8,501	73,337
VZ Holding AG	217	69,155
Yunfeng Financial Group Ltd.*	136,000	81,630

		25,337,734

Chemicals - 3.0%
ADEKA Corp.	4,200	70,800
Air Liquide SA	12,052	1,544,108
Air Water, Inc.	6,000	109,130
Akzo Nobel NV	7,476	691,911
Arkema SA	3,680	461,795
Asahi Kasei Corp.	59,600	793,584
BASF SE	26,000	2,499,414
Borregaard ASA	6,375	60,563
C Uyemura & Co. Ltd.	4,300	322,673
Chr Hansen Holding A/S(a)	2,880	298,437
Chugoku Marine Paints Ltd.	25,800	246,614
CI Takiron Corp.	63,100	363,019
Clariant AG (Registered)*	12,428	297,393
Corbion NV	3,198	109,635
Covestro AG(b)	4,960	476,463
Croda International plc	4,720	318,241
Daicel Corp.	15,700	172,232
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	16,000	506,700
Denka Co. Ltd.	2,600	89,075
DIC Corp.	2,899	94,268
DuluxGroup Ltd.	12,466	70,894
Elementis plc	37,899	129,356
EMS-Chemie Holding AG (Registered)	114	73,121
Essentra plc	27,894	176,071
Evonik Industries AG	8,480	314,032
Frutarom Industries Ltd.	975	98,416
FUCHS PETROLUB SE	216	11,373
FUCHS PETROLUB SE (Preference)	2,151	121,510
Fujimori Kogyo Co. Ltd.	3,600	121,244
Fuso Chemical Co. Ltd.(a)	1,100	28,055
Givaudan SA (Registered)	240	563,152
Hexpol AB	8,424	90,601
Hitachi Chemical Co. Ltd.	10,300	203,166
Incitec Pivot Ltd.	54,091	152,401
Ishihara Sangyo Kaisha Ltd.*	16,200	198,846
Israel Chemicals Ltd.	29,862	142,703
Israel Corp. Ltd. (The)	243	54,608
Johnson Matthey plc(a)	10,720	528,730
JSP Corp.	10,200	258,690
JSR Corp.	8,300	158,748
K+S AG (Registered)	5,994	158,430
Kaneka Corp.	22,000	192,996
Kansai Paint Co. Ltd.	6,100	139,830
Kanto Denka Kogyo Co. Ltd.(a)	34,400	321,136
Kemira OYJ	4,535	59,588
KH Neochem Co. Ltd.	9,800	315,169
Koninklijke DSM NV	5,599	597,068
Konishi Co. Ltd.	16,000	264,142
Kumiai Chemical Industry Co. Ltd.	29,948	270,212

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Chemicals - (continued)
Kuraray Co. Ltd.	9,500	133,665
Kureha Corp.	3,800	261,051
LANXESS AG	2,603	214,109
Lenzing AG(a)	2,085	264,692
Linde AG	5,680	1,402,946
Lintec Corp.	1,800	52,823
Methanex Corp.	5,200	358,888
Mitsubishi Chemical Holdings Corp.	72,500	631,282
Mitsubishi Gas Chemical Co., Inc.	9,000	200,197
Mitsui Chemicals, Inc.	8,300	222,441
Nihon Parkerizing Co. Ltd.	7,600	112,364
Nippon Kayaku Co. Ltd.	15,100	171,450
Nippon Paint Holdings Co. Ltd.	5,200	225,764
Nippon Shokubai Co. Ltd.	400	28,515
Nippon Soda Co. Ltd.	56,198	328,834
Nissan Chemical Corp.	3,800	169,564
Nitto Denko Corp.	3,300	238,258
NOF Corp.	2,000	65,660
Novozymes A/S, Class B	6,960	366,733
Nufarm Ltd.	15,554	82,674
Nutrien Ltd.	19,212	1,042,494
OCI NV*	2,358	71,347
Okamoto Industries, Inc.	3,000	34,438
Orica Ltd.	4,722	61,712
Osaka Soda Co. Ltd.(a)	16,800	496,766
Sakata INX Corp.	32,400	464,842
Sanyo Chemical Industries Ltd.	11,400	526,514
Sekisui Plastics Co. Ltd.	8,100	74,314
Shikoku Chemicals Corp.	10,000	142,576
Shin-Etsu Chemical Co. Ltd.	10,500	1,057,129
Shin-Etsu Polymer Co. Ltd.	23,200	208,290
Showa Denko KK(a)	9,700	460,997
Sika AG (Registered)	4,800	683,152
Sirius Minerals plc*(a)	374,953	178,933
SOL SpA	3,009	38,235
Solvay SA	4,800	658,504
Sumitomo Bakelite Co. Ltd.	15,000	150,750
Sumitomo Chemical Co. Ltd.	75,000	429,471
Sumitomo Seika Chemicals Co. Ltd.	8,000	398,070
Symrise AG	3,600	325,517
Synthomer plc	12,732	88,349
T Hasegawa Co. Ltd.	900	19,497
Taiyo Holdings Co. Ltd.	900	38,673
Taiyo Nippon Sanso Corp.(a)	7,200	109,987
Takasago International Corp.	16,000	545,292
Teijin Ltd.	8,200	152,367
Tenma Corp.	8,100	147,253
Tessenderlo Group SA*	779	31,355
Toagosei Co. Ltd.	6,900	80,564
Tokai Carbon Co. Ltd.(a)	11,000	201,545
Tokuyama Corp.	2,500	78,614
Tokyo Ohka Kogyo Co. Ltd.	700	25,295
Toray Industries, Inc.	35,000	270,739
Tosoh Corp.	21,900	356,066
Toyo Ink SC Holdings Co. Ltd.(a)	1,600	43,666
Ube Industries Ltd.	9,400	251,501
Umicore SA	6,160	360,375

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Chemicals - (continued)
Victrex plc	3,740	154,734
Wacker Chemie AG	884	128,825
Yara International ASA	6,240	275,647
Zeon Corp.	8,000	89,977

		31,826,625

Commercial Services & Supplies - 1.1%
Babcock International Group plc	23,840	223,471
Bell System24 Holdings, Inc.	5,600	98,753
Bilfinger SE	2,914	150,156
Bingo Industries Ltd.(b)	9,500	19,563
Boyd Group Income Fund	300	27,147
Brambles Ltd.	17,658	129,694
Bravida Holding AB(b)	12,702	101,338
Caverion OYJ*(a)	9,768	81,889
CITIC Envirotech Ltd.	528,000	242,415
Cleanaway Waste Management Ltd.	120,181	166,177
Coor Service Management Holding AB(b)	51,151	424,970
Dai Nippon Printing Co. Ltd.	3,900	84,905
Daiseki Co. Ltd.	2,500	68,340
Derichebourg SA	18,063	109,477
dormakaba Holding AG*(a)	212	135,980
Downer EDI Ltd.	45,280	248,419
Duskin Co. Ltd.	5,700	144,002
Edenred(a)	5,681	223,806
Elis SA	7,560	173,904
Elis SA - XLON	4,520	104,556
G4S plc(a)	139,600	505,412
HomeServe plc	11,489	152,515
Intrum AB(a)	9,332	251,394
ISS A/S	12,178	455,581
IWG plc	39,525	157,304
Kokuyo Co. Ltd.	5,600	94,601
Lassila & Tikanoja OYJ	28,289	569,312
Loomis AB, Class B	3,071	96,395
Mitie Group plc(a)	212,373	428,456
Mitsubishi Pencil Co. Ltd.	1,800	34,669
Nippon Kanzai Co. Ltd.	1,300	24,992
Okamura Corp.	17,000	244,354
Park24 Co. Ltd.	2,200	61,712
PayPoint plc	3,648	44,647
Pilot Corp.	500	28,765
Prestige International, Inc.	2,000	23,245
Prosegur Cash SA(b)	25,272	68,010
Prosegur Cia de Seguridad SA	11,866	78,999
Realord Group Holdings Ltd.*	32,000	18,840
Relia, Inc.	2,100	30,241
Renewi plc	695,756	638,861
Rentokil Initial plc	58,560	260,637
Restore plc	5,184	34,001
Ritchie Bros Auctioneers, Inc.	4,230	140,578
Sato Holdings Corp.	1,100	32,084
Secom Co. Ltd.	5,400	411,488
Securitas AB, Class B	7,047	126,960
Serco Group plc*	57,046	75,653
SG Fleet Group Ltd.(a)	19,475	51,251
SmartGroup Corp. Ltd.	918	8,299

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Commercial Services & Supplies - (continued)
Societe BIC SA	1,944	185,947
Sohgo Security Services Co. Ltd.	2,900	132,383
SPIE SA	2,168	41,170
Tomra Systems ASA	2,590	53,597
Toppan Forms Co. Ltd.	21,400	217,174
Toppan Printing Co. Ltd.	46,000	352,993
Transcontinental, Inc., Class A	60,400	1,434,848
Waste Connections, Inc.	9,200	713,106

		11,239,436

Communications Equipment - 0.2%
Nokia OYJ	208,400	1,132,873
Sierra Wireless, Inc.*(a)	7,371	119,453
Telefonaktiebolaget LM Ericsson, Class A	28,338	224,149
Telefonaktiebolaget LM Ericsson, Class B	72,971	572,038

		2,048,513

Construction & Engineering - 2.7%
ACS Actividades de Construccion y Servicios SA	17,118	751,485
Aecon Group, Inc.	294	3,719
AF Gruppen ASA	2,860	44,406
Arcadis NV(a)	64,204	1,174,906
Ausdrill Ltd.	143,792	195,083
Badger Daylighting Ltd.(a)	2,812	63,778
Balfour Beatty plc	48,322	186,102
Boskalis Westminster(a)	218	6,693
Bouygues SA	15,200	668,885
Chiyoda Corp.	4,000	31,874
Cie d’Entreprises CFE	842	105,218
CIMIC Group Ltd.	5,661	203,391
COMSYS Holdings Corp.	4,300	106,521
Dai-Dan Co. Ltd.	16,000	380,633
Daiho Corp.	80,000	476,684
Eiffage SA	3,040	340,471
Elecnor SA	16,640	242,592
Electra Ltd.	960	222,087
Ferrovial SA	22,692	469,418
FLSmidth & Co. A/S	2,798	184,300
Fomento de Construcciones y Contratas SA*	3,420	44,498
Galliford Try plc	75,960	929,148
Gold-Finance Holdings Ltd.*(b)	89,827	27,130
Hazama Ando Corp.	32,000	253,279
Hibiya Engineering Ltd.	17,600	351,717
HOCHTIEF AG	602	108,262
Hong Kong International Construction Investment Management Group Co. Ltd.	162,000	37,779
Implenia AG (Registered)	11,068	876,496
JGC Corp.	13,400	258,926
John Laing Group plc(a)(b)	403,600	1,543,795
Kajima Corp.	71,000	552,448
Kandenko Co. Ltd.	3,000	31,169
Keller Group plc	64,480	911,790
Kier Group plc(a)	65,280	828,052
Kinden Corp.	7,500	120,198
Koninklijke BAM Groep NV(a)	146,788	603,527

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Construction & Engineering - (continued)
Koninklijke Volkerwessels NV(a)	26,926	581,263
Kumagai Gumi Co. Ltd.	6,500	227,041
Kyowa Exeo Corp.	3,900	105,391
Kyudenko Corp.	2,100	83,857
Lehto Group OYJ(a)	30,568	364,099
Maeda Corp.	16,100	188,845
Maeda Road Construction Co. Ltd.	3,000	57,861
Maire Tecnimont SpA	80,560	418,323
Mirait Holdings Corp.(a)	13,700	210,016
Monadelphous Group Ltd.	9,080	99,496
Mota-Engil SGPS SA*	16,605	55,663
NCC AB, Class B	246	3,978
Nippo Corp.	2,000	37,520
Nippon Densetsu Kogyo Co. Ltd.	1,700	34,990
Nippon Koei Co. Ltd.	8,000	219,761
Nippon Road Co. Ltd. (The)	8,000	428,801
Nishimatsu Construction Co. Ltd.	2,600	73,977
Obayashi Corp.	56,400	586,975
Obrascon Huarte Lain SA(a)	51,553	181,743
Okumura Corp.	3,000	98,356
Peab AB	3,999	32,246
Penta-Ocean Construction Co. Ltd.	17,100	107,238
Porr Ag	8,080	286,456
Raito Kogyo Co. Ltd.	32,000	349,616
RCR Tomlinson Ltd.(d)	28,512	59,348
Sacyr SA*(d)	6,373	20,357
Sacyr SA(a)	305,955	977,293
Salini Impregilo SpA(a)	51,840	137,081
Sanki Engineering Co. Ltd.	33,600	343,684
Shapir Engineering and Industry Ltd.	18,954	54,914
Shikun & Binui Ltd.*	65,043	120,611
Shimizu Corp.	30,600	319,285
Shinnihon Corp.	16,200	204,490
SHO-BOND Holdings Co. Ltd.	600	41,862
Skanska AB, Class B(a)	591	11,139
SNC-Lavalin Group, Inc.	10,640	470,791
Star Group, Inc. (The)*	6,337	216,879
Strabag SE	2,511	101,067
Sumitomo Mitsui Construction Co. Ltd.	137,640	1,077,119
Sweco AB, Class B	3,381	90,965
Taikisha Ltd.	12,500	361,801
Taisei Corp.	11,500	637,976
Takamatsu Construction Group Co. Ltd.	13,400	401,018
Toa Corp.	16,000	413,793
Toda Corp.	9,000	78,551
Toenec Corp.	8,000	236,555
Tokyu Construction Co. Ltd.	64,800	651,821
Toshiba Plant Systems & Services Corp.	3,800	83,882
Totetsu Kogyo Co. Ltd.	1,800	54,431
Veidekke ASA(a)	14,056	138,019
Vinci SA(a)	17,360	1,746,838
WSP Global, Inc.	1,210	68,715
YIT OYJ(a)	107,831	733,034
Yokogawa Bridge Holdings Corp.	35,100	645,935

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Construction & Engineering - (continued)
Yurtec Corp.	32,200	264,354

		28,933,580

Construction Materials - 0.4%
Adelaide Brighton Ltd.	26,716	136,641
Boral Ltd.	63,831	315,556
Breedon Group plc*	96,947	103,517
Brickworks Ltd.(a)	21,280	246,469
Buzzi Unicem SpA(a)	5,653	124,679
Buzzi Unicem SpA (Retirement Savings Plan)	1,925	23,965
Cementir Holding SpA	22,032	179,161
CRH plc	27,245	933,850
CSR Ltd.	54,796	172,718
Fletcher Building Ltd.(a)	45,569	218,094
Forterra plc(b)	61,520	240,483
HeidelbergCement AG	4,800	407,851
Ibstock plc(b)	81,173	261,512
Imerys SA	1,473	114,439
James Hardie Industries plc, CHDI	14,099	225,346
LafargeHolcim Ltd. (Registered)*	10,560	540,160
Sumitomo Osaka Cement Co. Ltd.(a)	17,000	80,793
Vicat SA	2,147	139,045
Wienerberger AG	4,646	114,048

		4,578,327

Consumer Finance - 0.6%
Acom Co. Ltd.(a)	56,000	222,619
AEON Financial Service Co. Ltd.	4,800	98,753
Aiful Corp.*(a)	2,100	6,697
Allied Properties HK Ltd.	1,678,000	382,766
Arrow Global Group plc(a)	89,280	299,224
B2Holding ASA	12,936	27,722
Cembra Money Bank AG	3,464	318,058
Credit Corp. Group Ltd.(a)	6,029	92,239
Credit Saison Co. Ltd.	24,000	372,843
Eclipx Group Ltd.(a)	175,200	399,848
Hitachi Capital Corp.	9,700	258,574
Hoist Finance AB(a)(b)	28,107	218,802
Hong Leong Finance Ltd.	200,000	393,741
J Trust Co. Ltd.(a)	52,300	416,755
Jaccs Co. Ltd.	22,400	486,261
Provident Financial plc*	185,542	1,630,678
Resurs Holding AB(b)	75,054	583,413
Sun Hung Kai & Co. Ltd.	185,996	108,557

		6,317,550

Containers & Packaging - 0.4%
Amcor Ltd.	24,720	276,939
BillerudKorsnas AB	4,325	51,610
Cascades, Inc.	42,540	407,430
CCL Industries, Inc., Class B	5,147	260,908
DS Smith plc	65,061	430,133
FP Corp.	600	32,964
Fuji Seal International, Inc.	2,000	74,772
Huhtamaki OYJ	2,051	73,793
Intertape Polymer Group, Inc.(a)	31,760	419,320
Mayr Melnhof Karton AG	275	37,453
Orora Ltd.	44,370	119,734
Pack Corp. (The)	9,200	292,175

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Containers & Packaging - (continued)
Pact Group Holdings Ltd.(a)	24,422	98,220
Papeles y Cartones de Europa SA	14,160	276,684
Rengo Co. Ltd.(a)	16,800	153,232
RPC Group plc	8,667	92,634
Smurfit Kappa Group plc	12,080	495,828
Toyo Seikan Group Holdings Ltd.	5,600	102,655
Vidrala SA	1,180	113,076
Winpak Ltd.	4,494	162,778

		3,972,338

Distributors - 0.2%
Arata Corp.(a)	11,500	618,456
Bapcor Ltd.	25,156	130,533
Canon Marketing Japan, Inc.	3,700	77,345
Doshisha Co. Ltd.	1,800	40,490
Inchcape plc	42,800	396,088
Jardine Cycle & Carriage Ltd.	10,322	254,922
PALTAC Corp.	800	42,165
Uni-Select, Inc.	22,080	367,322

		1,927,321

Diversified Consumer Services - 0.2%
AA plc(a)	377,475	554,571
AcadeMedia AB*(b)	15,809	92,660
Benesse Holdings, Inc.	1,600	58,103
Enercare, Inc.	9,424	136,872
G8 Education Ltd.(a)	418,560	774,782
IDP Education Ltd.	6,853	49,825
InvoCare Ltd.(a)	11,624	122,533

		1,789,346

Diversified Financial Services - 1.1%
Ackermans & van Haaren NV	784	143,102
Aker ASA, Class A	760	59,421
AMP Ltd.	78,246	197,772
Banca Farmafactoring SpA(b)	27,378	171,220
Banca IFIS SpA(a)	21,998	689,799
Banca Mediolanum SpA	2,063	14,833
Banque Nationale de Belgique	120	383,308
Challenger Ltd.	29,871	276,244
ClearView Wealth Ltd.	71,280	58,289
Corp. Financiera Alba SA	2,511	144,696
doBank SpA(b)	34,080	416,697
Element Fleet Management Corp.	323,839	1,557,014
Eurazeo SA	4,080	315,787
EXOR NV	5,520	363,494
FFP	330	44,326
Fuyo General Lease Co. Ltd.	700	43,586
Goldin Financial Holdings Ltd.*	60,000	23,932
GRENKE AG	495	54,761
Groupe Bruxelles Lambert SA	2,720	289,229
HAL Trust(a)	1,739	316,195
IBJ Leasing Co. Ltd.	29,638	761,469
Industrivarden AB, Class A	10,218	223,977
Industrivarden AB, Class C	250	5,275
Investor AB, Class A	2,092	90,665
Investor AB, Class B	20,960	914,587
Japan Securities Finance Co. Ltd.	40,000	222,619
KBC Ancora	1,377	75,660
Kinnevik AB, Class B	10,525	363,788

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Diversified Financial Services - (continued)
L E Lundbergforetagen AB, Class B(a)	1,348	44,092
Mitsubishi UFJ Lease & Finance Co. Ltd.	45,800	276,584
Onex Corp.	5,457	408,102
ORIX Corp.	81,700	1,321,038
Pargesa Holding SA	1,265	105,928
Ricoh Leasing Co. Ltd.	19,000	619,528
Sofina SA	330	59,848
SRH NV*‡(d)	2,857	—
Standard Life Aberdeen plc	97,440	399,172
Tokyo Century Corp.	8,600	468,644
Wendel SA(a)	1,377	200,912
Zenkoku Hosho Co. Ltd.	1,600	70,323

		12,195,916

Diversified Telecommunication Services - 1.6%
BCE, Inc.	4,050	171,954
Bezeq The Israeli Telecommunication Corp. Ltd.	3,283	3,476
BT Group plc	360,240	1,103,392
Cellnex Telecom SA(a)(b)	8,326	221,237
Chorus Ltd.	38,130	111,883
Com Hem Holding AB	5,606	100,297
Deutsche Telekom AG (Registered)*	85,520	1,415,887
Ei Towers SpA	2,755	183,739
Elisa OYJ	5,239	227,848
Euskaltel SA(b)	23,652	220,147
Gamma Communications plc	1,701	17,538
HKBN Ltd.	51,500	79,805
HKT Trust & HKT Ltd.	168,400	224,901
Infrastrutture Wireless Italiane SpA(b)	5,179	42,418
Inmarsat plc(a)	392,595	2,933,363
Koninklijke KPN NV(a)	53,946	156,221
Nippon Telegraph & Telephone Corp.	28,300	1,306,543
Orange SA	125,680	2,149,163
PCCW Ltd.	206,035	120,253
Proximus SADP	122	2,988
Singapore Telecommunications Ltd.	152,000	358,422
Spark New Zealand Ltd.	74,170	195,415
SpeedCast International Ltd.	65,120	300,143
Sunrise Communications Group AG*(b)	2,795	246,327
Swisscom AG (Registered)	324	152,280
TalkTalk Telecom Group plc(a)	121,905	183,415
Telecom Italia SpA*	311,908	240,647
Telecom Italia SpA (Retirement Savings Plan)	358,572	239,142
Telefonica Deutschland Holding AG	14,053	61,611
Telefonica SA	217,920	1,961,030
Telekom Austria AG*	1,426	12,414
Telenor ASA	22,800	446,356
Telia Co. AB	90,480	435,587
Telstra Corp. Ltd.	118,560	250,310

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Diversified Telecommunication Services - (continued)
TELUS Corp.	12,055	440,257
Vocus Group Ltd.*(a)	394,160	706,175

		17,022,584

Electric Utilities - 1.1%
Acciona SA	1,497	128,775
Alpiq Holding AG (Registered)*	1,052	92,448
AusNet Services	147,818	179,117
BKW AG	1,400	94,465
Chubu Electric Power Co., Inc.	31,400	482,613
Chugoku Electric Power Co., Inc. (The)(a)	4,206	55,233
CK Infrastructure Holdings Ltd.	24,000	178,154
CLP Holdings Ltd.	69,000	788,293
Contact Energy Ltd.	20,140	79,251
Direct Energie	1,386	68,273
EDP - Energias de Portugal SA	135,920	554,867
Electricite de France SA	14,335	214,690
Elia System Operator SA/NV	1,089	67,914
Emera, Inc.	5,346	173,067
Endesa SA	14,240	329,565
Enel SpA	370,080	2,065,468
EVN AG	2,240	44,608
Fortis, Inc.	7,409	243,382
Fortum OYJ	11,120	279,475
Genesis Energy Ltd.	13,435	23,324
HK Electric Investments & HK Electric Investments Ltd.(a)(b)	111,500	113,956
Hokkaido Electric Power Co., Inc.	10,100	64,963
Hokuriku Electric Power Co.*(a)	15,000	157,048
Hydro One Ltd.(b)	23,280	339,723
Iberdrola SA*(d)	4,701	36,578
Iberdrola SA	164,536	1,280,227
Infratil Ltd.	37,798	89,036
Kansai Electric Power Co., Inc. (The)	44,100	625,610
Kyushu Electric Power Co., Inc.	32,000	375,630
Mercury NZ Ltd.	17,270	39,505
Okinawa Electric Power Co., Inc. (The)	11,215	243,857
Orsted A/S(b)	5,600	345,644
Red Electrica Corp. SA	10,125	214,900
Romande Energie Holding SA (Registered)	76	91,354
Shikoku Electric Power Co., Inc.	8,600	114,549
Spark Infrastructure Group	1,230	2,103
SSE plc	42,240	692,604
Terna Rete Elettrica Nazionale SpA	71,360	399,940
Tohoku Electric Power Co., Inc.	12,700	160,991
Tokyo Electric Power Co. Holdings, Inc.*	82,715	394,585
Trustpower Ltd.	25,928	104,145
Verbund AG	3,625	143,021

		12,172,951

Electrical Equipment - 1.0%
ABB Ltd. (Registered)	49,680	1,139,629
Daihen Corp.	81,000	514,481
Fagerhult AB	8,445	79,774
Fuji Electric Co. Ltd.	24,000	176,237

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electrical Equipment - (continued)
Fujikura Ltd.	28,700	183,830
Furukawa Electric Co. Ltd.	2,900	101,943
Futaba Corp.	3,400	61,931
Huber + Suhner AG (Registered)	867	52,545
Legrand SA	7,520	552,915
Mabuchi Motor Co. Ltd.	2,000	98,088
Melrose Industries plc	211,040	597,680
Mitsubishi Electric Corp.	49,600	669,737
Nidec Corp.	8,155	1,178,738
Nissin Electric Co. Ltd.	39,200	338,631
Nitto Kogyo Corp.	16,300	278,850
NKT A/S*(a)	25,743	693,380
Nordex SE*	20,960	235,384
OSRAM Licht AG	1,782	79,606
Prysmian SpA	9,428	242,136
Sanyo Denki Co. Ltd.	3,100	169,207
Schneider Electric SE	14,240	1,146,979
Senvion SA*(a)	8,586	79,665
SGL Carbon SE*	1,825	21,588
Siemens Gamesa Renewable Energy SA*	8,096	114,478
Signify NV(b)	6,399	177,595
Sinfonia Technology Co. Ltd.(a)	160,000	557,442
Somfy SA	275	24,583
TKH Group NV, CVA	2,194	137,468
Ushio, Inc.	5,900	76,530
Vestas Wind Systems A/S	7,440	480,362
VPower Group International Holdings Ltd.(b)	81,000	38,192

		10,299,604

Electronic Equipment, Instruments & Components - 1.9%
Alps Electric Co. Ltd.(a)	17,400	499,741
ALSO Holding AG (Registered)*	4,400	481,778
Amano Corp.	2,600	53,282
Anritsu Corp.	6,200	88,563
AT&S Austria Technologie & Systemtechnik AG(a)	19,920	468,479
Azbil Corp.	1,500	65,593
Barco NV(a)	440	62,396
Canon Electronics, Inc.	13,200	278,056
Celestica, Inc.*	108,391	1,280,379
CMK Corp.	56,000	387,708
CONEXIO Corp.	10,200	202,925
Daiwabo Holdings Co. Ltd.	16,000	823,298
Datalogic SpA	535	18,028
Dexerials Corp.	53,600	528,147
Electrocomponents plc	24,158	227,402
Evertz Technologies Ltd.	1,712	20,894
FIH Mobile Ltd.*(a)	2,876,000	436,138
Halma plc	17,040	314,496
Hamamatsu Photonics KK	3,400	143,666
Hexagon AB, Class B	7,520	458,909
Hi-P International Ltd.	64,800	59,978
Hirose Electric Co. Ltd.	782	94,938
Hitachi High-Technologies Corp.	1,700	69,251
Hitachi Ltd.	228,000	1,585,857
Hochiki Corp.	900	16,763
Horiba Ltd.	800	54,958

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electronic Equipment, Instruments & Components - (continued)
Hosiden Corp.	58,700	490,303
Ibiden Co. Ltd.(a)	8,100	132,781
Inficon Holding AG (Registered)*	110	51,600
Ingenico Group SA	1,000	83,027
Iriso Electronics Co. Ltd.	1,200	69,895
Isra Vision AG	567	34,896
Japan Aviation Electronics Industry Ltd.	2,044	35,132
Japan Display, Inc.*(a)	587,000	755,119
Jenoptik AG	2,585	103,925
Kaga Electronics Co. Ltd.	18,400	410,277
Keyence Corp.	2,700	1,420,913
Kyocera Corp.	11,600	672,332
Lagercrantz Group AB, Class B	1,944	20,377
LEM Holding SA (Registered)	27	36,818
Macnica Fuji Electronics Holdings, Inc.	24,000	405,003
Murata Manufacturing Co. Ltd.	6,800	1,184,563
Mycronic AB(a)	3,001	30,619
Nichicon Corp.	5,100	63,647
Nippon Ceramic Co. Ltd.	900	23,509
Nippon Electric Glass Co. Ltd.	10,600	341,370
Nippon Signal Co. Ltd.	41,500	400,022
Nissha Co. Ltd.(a)	41,800	861,840
Nohmi Bosai Ltd.	10,100	201,477
Oki Electric Industry Co. Ltd.	50,000	609,702
Omron Corp.	8,300	373,700
Optex Group Co. Ltd.	1,000	29,346
Renishaw plc	1,617	116,024
Ryosan Co. Ltd.	1,400	52,716
Sanshin Electronics Co. Ltd.(a)	8,100	141,319
Shimadzu Corp.	7,000	198,856
Siix Corp.(a)	2,028	46,162
Spectris plc	5,986	181,777
Taiyo Yuden Co. Ltd.(a)	2,500	74,258
TDK Corp.	4,300	458,272
Topcon Corp.(a)	2,200	37,951
Truly International Holdings Ltd.*	462,000	70,650
V Technology Co. Ltd.	300	52,877
Venture Corp. Ltd.	18,100	221,779
VSTECS Holdings Ltd.	324,000	175,478
Yaskawa Electric Corp.(a)	6,400	209,827
Yokogawa Electric Corp.	8,000	141,576

		19,743,338

Energy Equipment & Services - 0.7%
Aker Solutions ASA*(b)	7,535	51,606
BW Offshore Ltd.*	88,720	482,949
CES Energy Solutions Corp.	31,144	106,923
CGG SA*	592,800	1,623,037
Enerflex Ltd.	75,425	853,310
Ensign Energy Services, Inc.(a)	59,803	259,973
Fugro NV, CVA*(a)	6,156	88,847
Hunting plc*	21,556	221,119
John Wood Group plc(a)	32,080	273,442
Modec, Inc.	8,100	225,764
Ocean Yield ASA	7,224	59,318
Odfjell Drilling Ltd.*(a)	40,528	155,948
Pason Systems, Inc.	2,356	36,118

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Energy Equipment & Services - (continued)
Petrofac Ltd.	41,280	332,150
Petroleum Geo-Services ASA*	62,000	303,102
Precision Drilling Corp.*	46,916	169,719
Saipem SpA*	22,351	116,925
SBM Offshore NV	9,020	140,208
Schoeller-Bleckmann Oilfield Equipment AG	202	23,091
Secure Energy Services, Inc.	18,144	109,812
ShawCor Ltd.	4,484	91,264
Subsea 7 SA(a)	10,602	153,878
TechnipFMC plc	16,640	541,632
Tecnicas Reunidas SA(a)	9,330	315,489
Tenaris SA	11,856	216,821
TGS NOPEC Geophysical Co. ASA	1,140	43,516
Vallourec SA*	23,467	151,566
WorleyParsons Ltd.(a)	15,647	213,796

		7,361,323

Equity Real Estate Investment Trusts (REITs) - 2.7%
Abacus Property Group	212,400	590,539
Activia Properties, Inc.	15	66,866
Advance Residence Investment Corp.	41	106,547
Aedifica SA	1,145	109,320
AEON REIT Investment Corp.(a)	29	30,959
ALE Property Group(a)	9,405	37,825
Allied Properties REIT	6,211	202,502
alstria office REIT-AG	6,756	104,977
Altarea SCA	280	61,526
Argosy Property Ltd.	64,665	47,546
Artis REIT(a)	41,718	403,402
Ascendas REIT	120,000	242,415
Ascott Residence Trust	55,364	44,330
Assura plc	336,144	249,570
Aventus Retail Property Fund Ltd.	294,666	501,635
Befimmo SA	1,377	82,814
Beni Stabili SpA SIIQ	174,762	154,383
Big Yellow Group plc	17,823	222,454
Boardwalk REIT	5,589	196,431
British Land Co. plc (The)	23,328	202,025
BWP Trust(a)	52,734	129,760
Canadian Apartment Properties REIT	5,068	168,739
CapitaLand Mall Trust	10,900	17,295
CapitaLand Retail China Trust	95,662	108,922
CDL Hospitality Trusts	36,800	43,793
Champion REIT	132,000	89,826
Charter Hall Group	16,271	80,921
Charter Hall Long Wale REIT(a)	74,960	237,390
Charter Hall Retail REIT(a)	207,440	636,891
Choice Properties REIT	136,283	1,304,214
Cofinimmo SA	491	64,343
Comforia Residential REIT, Inc.	34	79,518
Covivio	3,033	316,372
Cromwell Property Group(a)	1,063,521	877,590
Daiwa House REIT Investment Corp.	42	103,555
Derwent London plc	7,442	304,869

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
Dexus	58,720	440,017
Dream Global REIT	24,960	267,045
Dream Office REIT	7,025	129,385
Eurocommercial Properties NV, CVA	7,229	306,190
Far East Hospitality Trust	53,300	27,016
First REIT	26,713	25,314
Folkestone Education Trust(a)	52,383	105,921
Fonciere des Murs SCA	3,726	115,094
Frasers Centrepoint Trust	25,000	41,688
Frasers Commercial Trust	23,000	23,992
Frasers Hospitality Trust	39,200	20,445
Frasers Logistics & Industrial Trust(b)	125,180	96,554
GDI Property Group	211,653	199,825
Gecina SA	2,633	449,480
Global One Real Estate Investment Corp.	48	48,755
GLP J-Reit	63	67,199
Goodman Group	54,640	391,165
Goodman Property Trust	19,085	19,295
GPT Group (The)	110,880	425,329
Granite REIT	5,920	245,348
Great Portland Estates plc	10,614	99,672
Growthpoint Properties Australia Ltd.	18,673	51,778
Hamborner REIT AG	6,058	64,644
Hammerson plc	29,079	199,037
Hankyu Reit, Inc.	26	31,588
Hansteen Holdings plc	22,562	32,555
Heiwa Real Estate REIT, Inc.	73	70,365
Hibernia REIT plc	137,840	234,823
Hulic Reit, Inc.	23	35,525
ICADE	2,407	233,191
Ichigo Office REIT Investment	346	285,603
Immobiliare Grande Distribuzione SIIQ SpA	15,018	127,062
Inmobiliaria Colonial Socimi SA	12,081	130,258
InterRent REIT	1,944	16,155
Invesco Office J-Reit, Inc.	5,600	782,919
Investa Office Fund	27,070	103,839
Invincible Investment Corp.	121	53,344
Japan Hotel REIT Investment Corp.	77	56,336
Japan Logistics Fund, Inc.	19	36,663
Japan Prime Realty Investment Corp.	25	89,892
Japan Rental Housing Investments, Inc.	26	21,136
Japan Retail Fund Investment Corp.	52	94,719
Kenedix Office Investment Corp.	9	54,511
Kenedix Residential Next Investment Corp.	34	50,420
Keppel DC REIT	139,440	144,428
Keppel REIT	80,733	69,388
Killam Apartment REIT	41,520	486,632
Kiwi Property Group Ltd.	3,973	3,665
Klepierre SA	11,760	444,028
Land Securities Group plc	6,075	75,131
LaSalle Logiport REIT	858	844,663

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
Link REIT	59,801	592,893
Lippo Malls Indonesia Retail Trust(a)	383,400	88,717
LondonMetric Property plc	95,159	234,920
Manulife US REIT(b)	18,544	15,855
Mapletree Commercial Trust	32,090	38,188
Mapletree Industrial Trust	32,742	48,104
Mapletree Logistics Trust	72,123	66,756
Mapletree North Asia Commercial Trust(b)	49,500	41,817
MCUBS MidCity Investment Corp.	100	73,432
Merlin Properties Socimi SA	23,520	348,123
Mirvac Group	143,760	243,666
Mori Trust Hotel Reit, Inc.	320	441,093
National Storage REIT(a)	62,370	79,286
NewRiver REIT plc(a)	199,677	717,678
Nippon Accommodations Fund, Inc.	8	37,806
Nippon Building Fund, Inc.	40	222,262
Nippon Prologis REIT, Inc.	41	82,813
NIPPON REIT Investment Corp.	33	102,148
Nomura Real Estate Master Fund, Inc.	159	224,992
Northview Apartment REIT	22,080	447,875
NorthWest Healthcare Properties REIT	38,480	329,829
Orix JREIT, Inc.	134	208,530
OUE Hospitality Trust	60,500	36,221
Parkway Life REIT	12,500	25,343
Precinct Properties New Zealand Ltd.	22,735	21,360
Premier Investment Corp.	90	90,691
Primary Health Properties plc	109,786	163,021
Property for Industry Ltd.	51,499	60,655
RDI REIT plc	673,840	314,672
Regal REIT	681,000	204,808
Reit 1 Ltd.	132,880	521,027
Retail Estates NV	666	60,314
Safestore Holdings plc	12,195	89,582
Scentre Group	230,080	726,926
Secure Income REIT plc	14,030	69,935
Segro plc	46,292	403,811
Sekisui House Reit, Inc.	55	35,474
Shaftesbury plc	23,773	290,637
Shopping Centres Australasia Property Group	100,734	179,726
Societe Fonciere Lyonnaise SA	972	66,418
SPH REIT	44,800	32,910
Starhill Global REIT	72,900	37,486
Stockland	61,560	189,919
Sunlight REIT	55,000	38,409
Suntec REIT	148,800	201,125
Terreis(a)	968	48,702
Tokyu REIT, Inc.(a)	40	54,494
Tritax Big Box REIT plc	105,902	211,571
Unibail-Rodamco-Westfield	3,280	728,600
Unibail-Rodamco-Westfield, CHDI*	5	55
UNITE Group plc (The)	9,133	104,947

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
United Urban Investment Corp.	84	130,120
Vicinity Centres	4,212	8,329
Vital Healthcare Property Trust	43,976	63,321
Viva Energy REIT	389,040	630,483
Warehouses De Pauw CVA, CVA	851	114,308
Wereldhave NV	28,026	1,042,124
Workspace Group plc	10,154	144,650

		28,520,048

Food & Staples Retailing - 1.3%
Aeon Co. Ltd.	33,413	676,528
Ain Holdings, Inc.	800	59,317
Alimentation Couche-Tard, Inc., Class B	9,200	422,197
Arcs Co. Ltd.	10,918	272,609
Axfood AB	3,184	64,557
Axial Retailing, Inc.	1,100	40,142
Belc Co. Ltd.	800	38,306
Carrefour SA(a)	6,158	110,671
Cawachi Ltd.	800	15,673
cocokara fine, Inc.(a)	3,500	204,797
Colruyt SA	1,990	119,028
Cosmos Pharmaceutical Corp.	100	21,967
Create SD Holdings Co. Ltd.	2,000	49,669
Daikokutenbussan Co. Ltd.	400	17,688
Dairy Farm International Holdings Ltd.	7,600	62,092
Empire Co. Ltd., Class A	1,666	34,318
FamilyMart UNY Holdings Co. Ltd.(a)	2,737	254,286
Genky DrugStores Co. Ltd.	7,600	262,408
George Weston Ltd.	4,114	341,949
Greggs plc	8,343	115,349
Heiwado Co. Ltd.	1,200	30,584
ICA Gruppen AB(a)	4,604	152,846
Inageya Co. Ltd.	2,398	38,903
Itochu-Shokuhin Co. Ltd.	400	21,583
J Sainsbury plc	105,840	453,992
Jeronimo Martins SGPS SA	15,135	225,432
Kato Sangyo Co. Ltd.	9,500	321,646
Kesko OYJ, Class A	562	31,103
Kesko OYJ, Class B	2,318	130,347
Kobe Bussan Co. Ltd.	400	19,689
Koninklijke Ahold Delhaize NV	70,640	1,798,101
Kusuri no Aoki Holdings Co. Ltd.	600	43,952
Loblaw Cos. Ltd.	10,160	536,716
MARR SpA	1,155	31,217
Matsumotokiyoshi Holdings Co. Ltd.	3,600	155,655
Metcash Ltd.(a)	120,880	236,338
Metro, Inc.	10,703	360,548
Ministop Co. Ltd.	1,000	18,894
North West Co., Inc. (The)	95	2,168
Olam International Ltd.	35,100	57,499
Qol Co. Ltd.	1,500	24,602
Rallye SA(a)	3,827	45,136
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	243	11,493
Seven & i Holdings Co. Ltd.	24,300	988,802

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food & Staples Retailing - (continued)
Sheng Siong Group Ltd.	51,500	40,480
Shufersal Ltd.	3,578	21,600
Sligro Food Group NV(a)	1,155	47,840
Sogo Medical Co. Ltd.	2,000	39,325
Sonae SGPS SA	76,391	86,923
Sugi Holdings Co. Ltd.	800	42,809
Sundrug Co. Ltd.	1,600	63,891
Tesco plc	296,478	1,012,320
Tsuruha Holdings, Inc.	900	110,470
United Super Markets Holdings, Inc.	2,000	22,959
Valor Holdings Co. Ltd.	10,400	222,791
Welcia Holdings Co. Ltd.	1,800	91,174
Wesfarmers Ltd.	28,560	1,050,110
Wm Morrison Supermarkets plc	157,840	541,013
Woolworths Group Ltd.	30,320	678,225
Yaoko Co. Ltd.	1,800	92,943
Yokohama Reito Co. Ltd.	26,800	240,372

		13,326,042

Food Products - 2.9%
a2 Milk Co. Ltd.*(a)	45,245	322,197
AAK AB	5,004	81,212
Agrana Beteiligungs AG	2,268	60,504
Ajinomoto Co., Inc.	22,100	390,017
Ariake Japan Co. Ltd.(a)	800	68,394
Aryzta AG*(a)	85,102	1,203,892
Associated British Foods plc	5,184	166,943
Austevoll Seafood ASA	8,913	129,965
Australian Agricultural Co. Ltd.*(a)	146,610	137,872
Bakkafrost P/F	2,188	134,680
Bakkavor Group plc*(a)(b)	141,440	346,948
Barry Callebaut AG (Registered)	38	64,869
Bega Cheese Ltd.(a)	7,095	38,556
Bell Food Group AG (Registered)(a)	1,920	561,455
Bellamy’s Australia Ltd.*	1,296	10,598
Bonduelle SCA(a)	11,452	416,722
Bourbon Corp.	8,100	190,814
Calbee, Inc.	3,200	105,771
Chocoladefabriken Lindt & Spruengli AG	43	296,657
Chocoladefabriken Lindt & Spruengli AG (Registered)	6	481,212
Costa Group Holdings Ltd.	13,860	81,089
Cranswick plc	2,274	97,661
Dairy Crest Group plc	38,825	247,004
Danone SA	17,122	1,346,458
DyDo Group Holdings, Inc.(a)	500	27,425
Ebro Foods SA	4,297	93,013
Elders Ltd.(a)	82,000	457,801
Emmi AG (Registered)*	41	33,608
First Resources Ltd.	24,300	28,739
ForFarmers NV	16,757	190,575
Fraser and Neave Ltd.	89,100	134,831
Freedom Foods Group Ltd.(a)	4,139	18,308
Fuji Oil Holdings, Inc.	3,400	111,622
Fujicco Co. Ltd.	2,000	43,684
Fujiya Co. Ltd.	400	8,490

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food Products - (continued)
Glanbia plc	5,838	96,109
GrainCorp Ltd., Class A(a)	10,837	59,697
Greencore Group plc	500,080	1,163,052
Greenyard NV(a)	7,938	99,009
Grieg Seafood ASA	51,200	608,634
House Foods Group, Inc.(a)	2,400	75,683
Inghams Group Ltd.(a)	92,400	252,093
Itoham Yonekyu Holdings, Inc.	6,500	52,783
Japfa Ltd.	182,200	99,713
Kagome Co. Ltd.	900	27,416
Kameda Seika Co. Ltd.	900	45,908
Kerry Group plc, Class A	4,960	526,373
Kikkoman Corp.	4,000	189,030
Kotobuki Spirits Co. Ltd.	1,000	46,632
KWS Saat SE	141	55,597
LDC SA	1,458	213,242
Leroy Seafood Group ASA	18,318	144,254
Lotus Bakeries	13	37,114
Maple Leaf Foods, Inc.	8,026	192,020
Marine Harvest ASA	19,105	418,222
Marudai Food Co. Ltd.	31,000	132,098
Maruha Nichiro Corp.	4,400	163,320
MEIJI Holdings Co. Ltd.	3,800	298,053
Mitsui Sugar Co. Ltd.	11,800	357,352
Morinaga & Co. Ltd.	1,100	50,902
Morinaga Milk Industry Co. Ltd.(a)	1,200	39,450
Naturex*	590	93,471
Nestle SA (Registered)	92,160	7,512,436
NH Foods Ltd.	12,000	475,969
Nichirei Corp.	3,500	81,137
Nippon Flour Mills Co. Ltd.(a)	63,700	1,073,806
Nippon Suisan Kaisha Ltd.	44,000	215,794
Nisshin Oillio Group Ltd. (The)	25,400	704,547
Nisshin Seifun Group, Inc.	7,090	138,392
Nissin Foods Holdings Co. Ltd.	1,500	103,314
Norway Royal Salmon ASA	12,594	319,978
Origin Enterprises plc	106,560	753,070
Orkla ASA	25,066	212,286
Premium Brands Holdings Corp.	1,100	86,167
Prima Meat Packers Ltd.	28,000	140,325
Riken Vitamin Co. Ltd.	8,800	334,108
S Foods, Inc.	4,500	176,277
Sakata Seed Corp.	2,800	104,556
Salmar ASA	3,732	190,647
Saputo, Inc.	4,455	148,397
Savencia SA	4,480	394,185
Schouw & Co. A/S	1,480	137,604
Showa Sangyo Co. Ltd.	23,000	605,101
Sipef SA	5,680	396,095
Starzen Co. Ltd.	8,000	425,228
Strauss Group Ltd.	952	19,491
Suedzucker AG	1,602	23,374
Synlait Milk Ltd.*	30,856	228,554
Tassal Group Ltd.	123,861	384,887
Tate & Lyle plc	1,134	9,282
Toyo Suisan Kaisha Ltd.	2,800	101,054
Vilmorin & Cie SA	3,840	262,840
Viscofan SA	825	56,952
Vitasoy International Holdings Ltd.	16,000	56,989

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food Products - (continued)
Wessanen	3,410	50,791
WH Group Ltd.(b)	329,500	264,536
Wilmar International Ltd.	232,000	533,431
Yakult Honsha Co. Ltd.	4,300	308,844
Yamazaki Baking Co. Ltd.	2,900	71,891

		30,769,148

Gas Utilities - 0.3%
AltaGas Ltd.	9,963	202,550
APA Group	58,519	419,804
Gas Natural SDG SA	19,840	538,096
Hong Kong & China Gas Co. Ltd.	248,317	506,941
Italgas SpA	28,609	164,725
Nippon Gas Co. Ltd.	2,000	96,480
Osaka Gas Co. Ltd.	11,700	224,196
Rubis SCA	4,037	238,300
Saibu Gas Co. Ltd.	3,300	87,438
Shizuoka Gas Co. Ltd.	66,200	615,044
Superior Plus Corp.(a)	18,859	185,548
Toho Gas Co. Ltd.	2,000	67,983
Tokyo Gas Co. Ltd.	7,700	187,341

		3,534,446

Health Care Equipment & Supplies - 0.9%
Ambu A/S, Class B	8,766	345,009
Ansell Ltd.	6,098	130,603
Arjo AB, Class B	4,131	14,034
Asahi Intecc Co. Ltd.	5,600	213,364
BioMerieux	825	68,729
Carl Zeiss Meditec AG	715	55,591
Cochlear Ltd.	1,232	186,251
Coloplast A/S, Class B	3,920	427,877
ConvaTec Group plc(b)	50,058	143,803
DiaSorin SpA	869	93,340
Draegerwerk AG & Co. KGaA	10,930	666,288
Draegerwerk AG & Co. KGaA (Preference)	876	67,289
Eiken Chemical Co. Ltd.	1,600	34,862
Elekta AB, Class B(a)	6,069	85,269
Essilor International Cie Generale d’Optique SA	6,000	885,962
Fisher & Paykel Healthcare Corp. Ltd.	12,815	129,122
Fukuda Denshi Co. Ltd.	3,563	236,812
GN Store Nord A/S	3,824	182,574
Hogy Medical Co. Ltd.	1,200	41,486
Hoya Corp.	10,800	646,418
Koninklijke Philips NV	30,596	1,343,889
Mani, Inc.	1,300	55,802
Mazor Robotics Ltd.*	2,094	65,115
Menicon Co. Ltd.	1,600	41,108
Nagaileben Co. Ltd.	1,500	39,664
Nakanishi, Inc.	5,100	106,383
Nanosonics Ltd.*(a)	26,752	62,844
Nihon Kohden Corp.	2,300	61,846
Nikkiso Co. Ltd.	25,100	262,570
Nipro Corp.(a)	5,200	63,223
Olympus Corp.	9,100	367,853
Paramount Bed Holdings Co. Ltd.	800	33,768
Sartorius AG (Preference)	1,400	227,692

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Health Care Equipment & Supplies - (continued)
Sectra AB, Class B*	1,654	45,178
Siemens Healthineers AG*(b)	3,645	162,469
Smith & Nephew plc	28,080	486,392
Sonova Holding AG (Registered)	1,520	280,663
Straumann Holding AG (Registered)	219	170,333
Sysmex Corp.	4,200	396,587
Terumo Corp.	9,500	520,234
William Demant Holding A/S*	2,796	133,757
Ypsomed Holding AG (Registered)*(a)	81	11,954

		9,594,007

Health Care Providers & Services - 0.6%
Alfresa Holdings Corp.	12,300	293,710
Ambea AB(b)	860	7,311
Amplifon SpA	3,837	86,019
As One Corp.	700	48,839
Australian Pharmaceutical Industries Ltd.(a)	122,067	153,358
BML, Inc.	3,300	82,426
Capio AB(b)	58,897	351,912
Chartwell Retirement Residences	14,947	175,874
EBOS Group Ltd.	1,980	27,229
Estia Health Ltd.	4,374	10,470
Fagron	8,568	158,595
Fresenius Medical Care AG & Co. KGaA	6,400	625,574
Fresenius SE & Co. KGaA	12,560	970,219
Healthscope Ltd.	71,257	115,480
Japan Lifeline Co. Ltd.(a)	3,000	64,481
Korian SA(a)	4,471	156,730
Medipal Holdings Corp.	7,100	143,789
Metlifecare Ltd.	60,480	254,048
NichiiGakkan Co. Ltd.	9,200	103,720
NMC Health plc	1,466	72,998
Orpea(a)	1,278	175,925
Primary Health Care Ltd.(a)	101,280	264,273
Raffles Medical Group Ltd.(a)	4,037	3,322
Ramsay Health Care Ltd.(a)	8,880	371,262
RHOEN-KLINIKUM AG	2,259	66,396
Ryman Healthcare Ltd.	13,156	109,002
Ship Healthcare Holdings, Inc.	3,300	127,796
Sienna Senior Living, Inc.	2,835	35,710
Sigma Healthcare Ltd.(a)	537,280	195,713
Sonic Healthcare Ltd.	17,207	333,607
Spire Healthcare Group plc(b)	57,943	188,497
Summerset Group Holdings Ltd.	11,425	60,125
Suzuken Co. Ltd.	3,380	147,501
Terveystalo OYJ*(b)	2,916	34,392
Toho Holdings Co. Ltd.(a)	4,200	103,105
Town Health International Medical Group Ltd.*(d)	398,000	34,996
UDG Healthcare plc	17,005	187,373

		6,341,777

Health Care Technology - 0.0%(e)
CompuGroup Medical SE	624	34,812
M3, Inc.	5,000	189,610

		224,422

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Hotels, Restaurants & Leisure - 1.7%
888 Holdings plc	12,393	40,511
Accor SA	7,600	391,976
Aeon Fantasy Co. Ltd.	500	22,132
Arcland Service Holdings Co. Ltd.	1,400	26,364
Ardent Leisure Group	43,861	62,115
Aristocrat Leisure Ltd.	18,560	444,280
Atom Corp.(a)	5,800	52,694
Autogrill SpA	6,257	68,451
Basic-Fit NV*(b)	3,008	98,194
bet-at-home.com AG	1,296	89,770
Carnival plc	10,080	585,093
Cherry AB, Class B*	5,700	41,064
Cie des Alpes	9,920	343,564
Colowide Co. Ltd.(a)	3,500	88,360
Compass Group plc	58,720	1,262,841
Corporate Travel Management Ltd.(a)	3,366	71,791
Create Restaurants Holdings, Inc.	2,200	26,375
Crown Resorts Ltd.	17,574	176,371
Dalata Hotel Group plc*	16,255	129,330
Domino’s Pizza Enterprises Ltd.(a)	1,940	72,038
Domino’s Pizza Group plc(a)	41,025	169,731
Doutor Nichires Holdings Co. Ltd.	2,700	50,725
EI Group plc*	422,080	847,105
Elior Group SA(b)	11,178	183,103
Evolution Gaming Group AB(b)	1,265	102,075
Flight Centre Travel Group Ltd.	3,119	157,692
Fuji Kyuko Co. Ltd.(a)	1,000	30,284
Galaxy Entertainment Group Ltd.	67,000	538,329
Genting Singapore Ltd.	144,000	135,400
GL Ltd.	310,200	177,739
Great Canadian Gaming Corp.*	2,860	103,175
Greene King plc(a)	251,040	1,695,245
GVC Holdings plc	27,967	429,223
Hiday Hidaka Corp.	1,992	42,317
HIS Co. Ltd.(a)	800	24,120
Ichibanya Co. Ltd.	1,000	42,657
InterContinental Hotels Group plc	7,541	465,612
J D Wetherspoon plc	3,795	60,683
Kindred Group plc, SDR	4,675	60,416
Kisoji Co. Ltd.	1,700	41,050
KOMEDA Holdings Co. Ltd.	1,200	23,016
Kyoritsu Maintenance Co. Ltd.	1,600	79,185
Macau Legend Development Ltd.	456,000	80,773
Mandarin Oriental International Ltd.	8,000	18,720
Marston’s plc(a)	386,618	479,507
McDonald’s Holdings Co. Japan Ltd.	1,100	52,475
Melco International Development Ltd.	21,000	59,544
Melia Hotels International SA	8,344	109,833
Merlin Entertainments plc(b)	44,469	229,712
Miramar Hotel & Investment	160,000	305,028
Mitchells & Butlers plc	119,077	395,496
MOS Food Services, Inc.	2,100	59,094
NagaCorp Ltd.	244,000	274,250
NH Hotel Group SA	12,299	90,444

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Hotels, Restaurants & Leisure - (continued)
Ohsho Food Service Corp.	1,504	89,079
Oriental Land Co. Ltd.	8,000	866,893
Paddy Power Betfair plc - SGMX	2,652	288,389
Paddy Power Betfair plc - XDUB	1,701	185,591
Pandox AB	6,600	124,090
Parques Reunidos Servicios Centrales SAU(b)	7,480	113,601
Playtech plc	26,589	187,575
Plenus Co. Ltd.(a)	1,000	16,134
Radisson Hospitality AB*	48,502	198,169
Rank Group plc	58,239	138,733
Restaurant Brands International, Inc.	3,902	248,715
Restaurant Brands International, Inc.*	3,458	220,414
Restaurant Brands New Zealand Ltd.	6,220	32,395
Ringer Hut Co. Ltd.(a)	1,700	36,372
Round One Corp.	2,700	40,039
Royal Holdings Co. Ltd.	1,600	42,180
Saizeriya Co. Ltd.	1,300	26,908
Sands China Ltd.	69,200	356,267
Scandic Hotels Group AB(b)	37,798	395,336
Shangri-La Asia Ltd.	32,000	52,360
SJM Holdings Ltd.	76,000	92,298
SkiStar AB(a)	1,414	33,071
Skylark Holdings Co. Ltd.(a)	3,700	53,679
Sodexo SA(a)	567	62,812
SSP Group plc	26,098	233,339
St Marc Holdings Co. Ltd.	1,400	34,006
Star Entertainment Grp Ltd. (The)	38,963	143,667
Tabcorp Holdings Ltd.	39,123	135,822
Thomas Cook Group plc	516,560	649,816
Tokyo Dome Corp.	7,000	58,469
Toridoll Holdings Corp.	1,600	35,462
Tosho Co. Ltd.	800	28,480
TUI AG, DI	22,904	490,023
Whitbread plc	4,960	254,721
William Hill plc	16,330	63,727
Wynn Macau Ltd.	18,000	52,987
Yoshinoya Holdings Co. Ltd.(a)	4,900	82,732
Zensho Holdings Co. Ltd.	3,600	80,046

		17,951,469

Household Durables - 1.8%
Alpine Electronics, Inc.	3,600	80,046
Bang & Olufsen A/S*	1,701	41,301
Barratt Developments plc	34,720	243,205
Bellway plc	8,960	342,843
Berkeley Group Holdings plc	7,040	344,732
Bonava AB, Class B	84,931	1,114,493
Bovis Homes Group plc	106,581	1,612,681
Breville Group Ltd.	4,514	36,040
Cairn Homes plc*	33,544	66,722
Casio Computer Co. Ltd.	10,000	163,034
Clarion Co. Ltd.	13,000	34,259
Countryside Properties plc(b)	322,400	1,415,897
Crest Nicholson Holdings plc(a)	175,853	878,411
De’ Longhi SpA	4,522	133,121

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Household Durables - (continued)
Duni AB	3,648	46,915
Ekornes ASA	21,920	370,746
Electrolux AB, Series B	3,797	89,193
ES-Con Japan Ltd.(a)	32,400	211,292
Fiskars OYJ Abp	6,414	144,240
Forbo Holding AG (Registered)	81	128,373
Foster Electric Co. Ltd.(a)	5,237	69,848
Fujitsu General Ltd.(a)	10,100	154,829
Glenveagh Properties plc*(b)	14,904	19,531
Haseko Corp.	18,700	247,073
Husqvarna AB, Class B	22,273	176,378
Iida Group Holdings Co. Ltd.	15,400	301,149
JM AB(a)	1,842	33,993
Kaufman & Broad SA	14,612	747,813
Man Wah Holdings Ltd.(a)	94,400	69,532
McCarthy & Stone plc(a)(b)	326,800	464,260
Metall Zug AG (Registered)	80	248,485
Nagawa Co. Ltd.	500	20,547
Nikon Corp.	16,400	275,726
Nobia AB	126,880	955,223
Panasonic Corp.	72,200	927,493
Persimmon plc	16,160	526,131
Pressance Corp.	21,000	318,546
Q Technology Group Co. Ltd.(b)	81,000	58,321
Redrow plc	24,592	173,228
Rinnai Corp.	1,000	86,296
Sangetsu Corp.	2,256	43,270
SEB SA	1,535	292,034
Sekisui Chemical Co. Ltd.	20,100	358,762
Sekisui House Ltd.(a)	27,400	465,438
Sony Corp.	40,000	2,082,544
Starts Corp., Inc.	5,200	120,222
Sumitomo Forestry Co. Ltd.	24,000	390,423
Tamron Co. Ltd.	6,800	127,629
Taylor Wimpey plc	240,160	551,145
Techtronic Industries Co. Ltd.	91,000	506,770
Token Corp.	1,710	131,374
TomTom NV*	19,325	198,074
Zojirushi Corp.	14,600	187,554

		18,827,185

Household Products - 0.4%
Earth Corp.	600	30,231
Essity AB, Class A	7,533	194,186
Essity AB, Class B	20,320	508,546
Henkel AG & Co. KGaA	3,120	334,756
Henkel AG & Co. KGaA (Preference)	7,120	893,474
Lion Corp.	7,900	142,629
Pigeon Corp.	2,400	115,133
Reckitt Benckiser Group plc	17,717	1,579,641
Unicharm Corp.	16,800	509,823

		4,308,419

Independent Power and Renewable Electricity Producers - 0.2%
Algonquin Power & Utilities Corp.	26,230	257,465
Boralex, Inc., Class A	5,761	87,964
ContourGlobal plc(b)	37,746	112,890
Drax Group plc	46,730	223,002
EDP Renovaveis SA	6,490	67,052

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Independent Power and Renewable Electricity Producers - (continued)
Electric Power Development Co. Ltd.	200	5,405
ERG SpA	2,090	47,049
Infigen Energy*	127,984	62,319
Innergex Renewable Energy, Inc.	559	5,783
Meridian Energy Ltd.	28,875	61,726
Northland Power, Inc.	2,116	38,647
Renewables Infrastructure Group Ltd. (The)	730,560	1,050,310
Scatec Solar ASA(b)	988	7,616
TransAlta Renewables, Inc.	4,536	41,841
Uniper SE	10,640	332,273

		2,401,342

Industrial Conglomerates - 1.0%
CIR-Compagnie Industriali Riunite SpA	322,720	392,702
CK Hutchison Holdings Ltd.	140,356	1,525,696
DCC plc	4,720	436,498
Discount Investment Corp. Ltd. (Registered)	93,760	266,536
Hopewell Holdings Ltd.	8,000	28,341
Indus Holding AG	2,853	179,259
Investment AB Latour, Class B	15,323	170,729
Italmobiliare SpA	4,005	96,064
Jardine Matheson Holdings Ltd.	16,100	1,086,750
Jardine Strategic Holdings Ltd.	8,900	354,932
Keppel Corp. Ltd.	30,500	153,923
Lifco AB, Class B	2,000	89,796
Nisshinbo Holdings, Inc.	11,200	122,666
Nolato AB, Class B	710	63,675
NWS Holdings Ltd.	53,401	96,497
Rheinmetall AG	1,708	206,439
Sembcorp Industries Ltd.	17,200	33,862
Shun Tak Holdings Ltd.	1,228,000	497,638
Siemens AG (Registered)	24,400	3,447,604
Smiths Group plc	16,720	353,990
TOKAI Holdings Corp.	21,395	211,389
Toshiba Corp.*	240,000	735,394

		10,550,380

Insurance - 4.9%
Admiral Group plc	13,847	359,825
Aegon NV	109,607	723,562
Ageas	10,080	540,760
AIA Group Ltd.	386,600	3,374,741
Allianz SE (Registered)	22,240	4,921,784
ASR Nederland NV	8,647	387,497
Assicurazioni Generali SpA	59,200	1,052,858
AUB Group Ltd.	2,255	21,977
Aviva plc	182,800	1,198,939
AXA SA	94,400	2,385,779
Baloise Holding AG (Registered)	4,000	625,051
Beazley plc	41,840	307,897
CBL Corp. Ltd.(d)	102,937	222,152
Clal Insurance Enterprises Holdings Ltd.*	4,941	80,724
CNP Assurances	17,513	409,822
Coface SA	57,942	519,310
Dai-ichi Life Holdings, Inc.	50,400	946,407

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Insurance - (continued)
Direct Insurance Financial Investments Ltd.	3,564	39,847
Direct Line Insurance Group plc	35,073	158,218
E-L Financial Corp. Ltd.	400	253,456
esure Group plc	311,202	832,767
Fairfax Financial Holdings Ltd.	1,200	677,419
Gjensidige Forsikring ASA	945	15,183
Great Eastern Holdings Ltd.	6,800	138,018
Great-West Lifeco, Inc.	6,399	158,009
Grupo Catalana Occidente SA	2,102	89,893
Hannover Rueck SE	2,960	394,822
Harel Insurance Investments & Financial Services Ltd.	19,063	146,431
Hastings Group Holdings plc(b)	50,133	163,747
Helvetia Holding AG (Registered)	253	149,756
Hiscox Ltd.	14,720	308,557
IDI Insurance Co. Ltd.	4,367	264,577
Industrial Alliance Insurance & Financial Services, Inc.	2,430	99,850
Insurance Australia Group Ltd.	63,200	377,742
Intact Financial Corp.(a)	6,720	512,206
Japan Post Holdings Co. Ltd.	10,800	118,864
Japan Post Insurance Co. Ltd.(a)	7,600	161,111
Jardine Lloyd Thompson Group plc	6,537	120,906
Just Group plc(a)	440,000	625,075
Lancashire Holdings Ltd.	2,106	15,829
Legal & General Group plc	254,000	875,276
Manulife Financial Corp.	93,680	1,738,332
Mapfre SA	120,645	379,581
Medibank Pvt Ltd.	78,651	181,839
Menora Mivtachim Holdings Ltd.	23,911	258,350
Migdal Insurance & Financial Holding Ltd.*	382,487	374,728
MS&AD Insurance Group Holdings, Inc.	21,200	646,189
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	6,880	1,527,477
nib holdings Ltd.	28,964	121,440
NN Group NV	21,347	944,632
Old Mutual Ltd.*	187,360	428,868
Phoenix Group Holdings	52,565	475,080
Phoenix Holdings Ltd. (The)	21,712	115,994
Poste Italiane SpA(b)	18,839	175,591
Power Corp. of Canada	10,240	232,720
Power Financial Corp.	6,237	146,105
Protector Forsikring ASA*(a)	7,614	57,474
Prudential plc	133,040	3,150,000
QBE Insurance Group Ltd.	42,000	315,350
RSA Insurance Group plc	68,720	580,704
Sabre Insurance Group plc*(a)(b)	164,000	598,053
Saga plc	1,050,435	1,711,362
Sampo OYJ, Class A	11,443	581,881
SCOR SE	12,800	497,973
Societa Cattolica di Assicurazioni SC	115,200	1,060,795
Sompo Holdings, Inc.	19,800	801,976
Sony Financial Holdings, Inc.	8,500	162,802
Steadfast Group Ltd.	52,828	114,675

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Insurance - (continued)
Storebrand ASA	17,930	152,907
Sun Life Financial, Inc.	32,320	1,320,602
Suncorp Group Ltd.	20,574	228,962
Swiss Life Holding AG (Registered)*	2,400	862,303
Swiss Re AG	14,640	1,342,444
T&D Holdings, Inc.	32,100	477,457
Talanx AG	3,690	141,182
Tokio Marine Holdings, Inc.	41,700	1,974,734
Topdanmark A/S	1,650	70,797
Tryg A/S	2,365	57,906
Unipol Gruppo SpA	72,238	300,730
UnipolSai Assicurazioni SpA(a)	27,841	63,473
UNIQA Insurance Group AG	4,884	48,945
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,645	103,806
Vittoria Assicurazioni SpA	22,160	361,441
Wuestenrot & Wuerttembergische AG	17,200	375,530
Zurich Insurance Group AG*	7,280	2,240,622

		52,280,456

Internet & Direct Marketing Retail - 0.2%
ASKUL Corp.(a)	500	14,874
ASOS plc*	1,589	126,521
Belluna Co. Ltd.	16,300	189,589
boohoo Group plc*	34,236	90,357
Dustin Group AB(b)	25,840	266,148
HelloFresh SE*	1,701	28,759
N Brown Group plc	50,220	95,652
Ocado Group plc*	32,104	465,763
On the Beach Group plc(b)	3,564	20,734
Start Today Co. Ltd.	4,000	160,265
Takkt AG	17,200	324,413
Trade Me Group Ltd.	9,564	31,579
Webjet Ltd.(a)	6,292	62,444
Zalando SE*(b)	2,863	164,344
zooplus AG*	527	91,383

		2,132,825

Internet Software & Services - 0.2%
Auto Trader Group plc(b)	28,947	161,492
carsales.com Ltd.	634	6,570
Delivery Hero SE*(b)	608	34,559
DeNA Co. Ltd.	4,000	75,219
Dip Corp.	1,400	35,431
Domain Holdings Australia Ltd.(a)	12,474	29,489
GMO internet, Inc.	1,200	25,417
Gree, Inc.	8,100	44,791
Gurunavi, Inc.	1,800	16,209
Infomart Corp.	5,500	68,492
Internet Initiative Japan, Inc.	2,300	44,771
Just Eat plc*	13,319	138,547
Kakaku.com, Inc.	1,600	33,618
Moneysupermarket.com Group plc	30,328	124,958
NetEnt AB*	4,549	19,497
NEXTDC Ltd.*	16,647	89,226
Rightmove plc	3,213	205,296
Rocket Internet SE*(b)	1,646	57,238
Scout24 AG(b)	2,584	134,542

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Internet Software & Services - (continued)
Shopify, Inc., Class A*	2,832	394,174
SMS Co. Ltd.	3,200	64,892
SUNeVision Holdings Ltd.	134,000	95,627
Takeaway.com NV*(a)(b)	1,022	68,280
United Internet AG (Registered)	3,122	168,033
XING SE	165	53,767

		2,190,135

IT Services - 0.8%
Afterpay Touch Group Ltd.*	2,660	28,040
Alten SA	1,130	112,317
Altran Technologies SA	6,101	58,214
Amadeus IT Group SA	13,520	1,154,793
Atea ASA	10,346	148,067
Atos SE(a)	3,013	404,888
Bechtle AG	1,192	107,043
CANCOM SE	2,336	126,494
Capgemini SE	5,120	657,774
CGI Group, Inc., Class A*	8,640	557,287
Computacenter plc	9,339	191,842
Computershare Ltd.	17,644	238,590
Digital Garage, Inc.	1,300	48,776
DTS Corp.	2,000	75,844
Econocom Group SA/NV(a)	132,126	467,183
Equiniti Group plc(b)	16,869	47,354
Evry A/S(b)	114,800	455,830
FDM Group Holdings plc	3,850	48,078
Formula Systems 1985 Ltd.	4,749	168,494
Fujitsu Ltd.	103,000	699,671
Global Dominion Access SA*(b)	2,113	11,051
Indra Sistemas SA*	15,067	183,167
Infocom Corp.	800	21,869
Itochu Techno-Solutions Corp.	2,400	45,539
Keywords Studios plc	1,064	25,486
Link Administration Holdings Ltd.	6,763	38,612
Matrix IT Ltd.	2,464	25,891
NEC Networks & System Integration Corp.	20,500	492,081
NET One Systems Co. Ltd.	8,100	176,052
Nihon Unisys Ltd.	2,600	59,809
Nomura Research Institute Ltd.	4,215	201,826
NS Solutions Corp.	800	21,054
NTT Data Corp.	33,300	378,693
Obic Co. Ltd.	1,500	128,372
Otsuka Corp.	3,400	132,428
Reply SpA	880	59,616
SCSK Corp.(a)	900	42,451
Softcat plc	12,119	128,449
Sopra Steria Group	663	117,447
Tieto OYJ	1,598	49,810
TIS, Inc.	2,300	110,130
Transcosmos, Inc.	2,100	54,048
Wirecard AG	2,720	508,410
Worldline SA*(b)	1,045	62,358

		8,871,228

Leisure Products - 0.2%
Amer Sports OYJ*	5,748	184,614
Bandai Namco Holdings, Inc.	9,200	366,964
Beneteau SA	2,358	38,791

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Leisure Products - (continued)
BRP, Inc.	3,584	167,033
Heiwa Corp.	8,850	197,888
Sega Sammy Holdings, Inc.	5,300	84,277
Shimano, Inc.	2,800	401,465
Spin Master Corp.*(b)	2,688	110,039
Technogym SpA(b)	4,905	53,517
Thule Group AB(b)	2,805	65,635
Tomy Co. Ltd.	75,700	624,860
Trigano SA	414	59,581
Universal Entertainment Corp.*(a)	300	9,782
Yamaha Corp.	4,600	214,508
Yonex Co. Ltd.	10,000	60,747

		2,639,701

Life Sciences Tools & Services - 0.2%
Clinigen Group plc	5,270	69,544
EPS Holdings, Inc.	1,900	36,306
Eurofins Scientific SE	121	66,059
Evotec AG*	8,740	181,618
Genfit*(a)	3,645	103,294
Gerresheimer AG	755	64,311
Lonza Group AG (Registered)*	2,160	666,109
MorphoSys AG*	1,667	219,233
QIAGEN NV*	6,889	248,831
Sartorius Stedim Biotech	770	91,716
Siegfried Holding AG (Registered)*	165	71,250
Tecan Group AG (Registered)	779	197,819

		2,016,090

Machinery - 2.9%
Aalberts Industries NV	1,980	89,888
Ag Growth International, Inc.	912	38,841
Aida Engineering Ltd.	19,300	183,621
Alfa Laval AB	6,238	171,595
Alimak Group AB(b)	2,416	40,090
Alstom SA	3,962	177,920
Amada Holdings Co. Ltd.	10,600	105,867
ANDRITZ AG	20	1,135
Asahi Diamond Industrial Co. Ltd.	8,100	58,684
Atlas Copco AB, Class A*	21,520	616,708
Atlas Copco AB, Class B*	12,480	327,320
ATS Automation Tooling Systems, Inc.*	1,400	21,032
Aumann AG(b)	385	26,893
Beijer Alma AB	2,304	32,594
Bobst Group SA (Registered)	200	18,545
Bodycote plc	16,467	216,006
Bucher Industries AG (Registered)	275	89,389
Burckhardt Compression Holding AG	76	27,636
Cargotec OYJ, Class B	3,484	173,168
CKD Corp.	14,100	213,881
CNH Industrial NV	39,600	464,961
Concentric AB	914	15,811
Construcciones y Auxiliar de Ferrocarriles SA	5,520	245,430
Conzzeta AG (Registered)	55	60,111
Daetwyler Holding AG	334	61,672
Daifuku Co. Ltd.	4,800	209,469

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Machinery - (continued)
Daiwa Industries Ltd.	1,600	18,067
Danieli & C Officine Meccaniche SpA	3,209	78,848
Danieli & C Officine Meccaniche SpA (Retirement Savings Plan)	3,477	61,024
Deutz AG	11,766	107,037
DMG Mori AG	1,007	53,433
DMG Mori Co. Ltd.	10,100	153,476
Duerr AG	2,992	131,350
Ebara Corp.	4,100	123,432
FANUC Corp.	6,200	1,214,079
Fluidra SA	912	12,848
Fuji Corp.(a)	4,900	86,234
Fujitec Co. Ltd.	59,000	840,674
Furukawa Co. Ltd.(a)	17,000	258,022
Georg Fischer AG (Registered)	121	156,200
Harmonic Drive Systems, Inc.(a)	1,500	58,692
Heidelberger Druckmaschinen AG*	13,984	40,185
Hirata Corp.	1,700	112,837
Hitachi Construction Machinery Co. Ltd.	5,100	162,650
Hitachi Zosen Corp.	101,000	471,887
Hoshizaki Corp.	1,900	191,120
IHI Corp.	2,500	87,212
IMA Industria Macchine Automatiche SpA	495	41,701
IMI plc	17,499	285,093
Interpump Group SpA	3,884	122,428
Interroll Holding AG (Registered)	34	60,788
Japan Steel Works Ltd. (The)	8,600	210,352
JTEKT Corp.	18,500	266,411
Jungheinrich AG (Preference)	4,524	166,633
KION Group AG	2,720	186,942
Kitz Corp.	84,300	747,057
Koenig & Bauer AG	388	30,190
Komatsu Ltd.	27,700	810,907
Komax Holding AG (Registered)*	165	46,267
Komori Corp.	4,400	54,794
Kone OYJ, Class B(a)	11,520	630,681
Konecranes OYJ(a)	4,673	180,924
Krones AG	330	40,851
KSB SE & Co. KGaA (Preference)	162	66,910
Kubota Corp.	27,687	462,398
Kurita Water Industries Ltd.	3,400	99,017
Kyokuto Kaihatsu Kogyo Co. Ltd.	24,000	391,067
Makino Milling Machine Co. Ltd.	80,000	641,772
Makita Corp.	6,600	295,390
MAN SE	189	21,218
MAN SE (Preference)	413	45,907
Max Co. Ltd.	26,000	368,144
Meidensha Corp.	178,000	667,858
Metso OYJ	4,427	162,128
MINEBEA MITSUMI, Inc.	16,011	285,349
Mitsubishi Heavy Industries Ltd.	5,811	217,354
Mitsuboshi Belting Ltd.	43,000	530,105
Miura Co. Ltd.	3,300	86,170
Morgan Advanced Materials plc	39,032	182,682
Morita Holdings Corp.	9,000	183,232
Nabtesco Corp.	2,300	70,989

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Machinery - (continued)
Nachi-Fujikoshi Corp.(a)	3,300	153,296
NFI Group, Inc.	4,543	174,358
NGK Insulators Ltd.	8,700	152,021
Nilfisk Holding A/S*	1,053	54,575
Nitta Corp.	3,400	134,099
Noritake Co. Ltd.	8,000	435,948
Norma Group SE	1,114	70,646
NSK Ltd.	9,100	98,772
NTN Corp.(a)	43,800	191,336
Obara Group, Inc.	600	35,162
OC Oerlikon Corp. AG (Registered)*	4,758	74,061
Oiles Corp.	8,620	177,036
OKUMA Corp.(a)	1,000	56,101
OSG Corp.	1,500	33,647
Outotec OYJ*(a)	6,765	55,693
Palfinger AG(a)	2,657	103,835
Pfeiffer Vacuum Technology AG	302	49,611
Picanol	324	32,375
Rational AG	55	37,711
Rotork plc	23,256	109,791
Ryobi Ltd.	25,700	855,213
Sandvik AB	35,280	645,849
Schindler Holding AG	1,522	354,826
Schindler Holding AG (Registered)	602	136,332
Shima Seiki Manufacturing Ltd.(a)	1,300	70,261
Shinmaywa Industries Ltd.	76,200	920,336
Sintokogio Ltd.	2,200	20,282
SKF AB, Class A	2,427	49,995
SKF AB, Class B	19,678	404,912
SMC Corp.	2,000	669,644
Sodick Co. Ltd.	47,100	427,914
Spirax-Sarco Engineering plc	2,749	250,437
Stabilus SA	1,549	131,943
Star Micronics Co. Ltd.(a)	5,900	105,624
Sulzer AG (Registered)(a)	566	69,464
Sumitomo Heavy Industries Ltd.	5,200	179,775
Tadano Ltd.	6,500	83,616
Takeuchi Manufacturing Co. Ltd.	11,800	273,654
Takuma Co. Ltd.	16,200	197,977
THK Co. Ltd.	2,500	67,559
Toshiba Machine Co. Ltd.(a)	98,245	478,323
Trelleborg AB, Class B	14,023	292,061
Tsubaki Nakashima Co. Ltd.	5,600	132,121
Tsubakimoto Chain Co.	11,000	100,724
Union Tool Co.	500	16,549
Valmet OYJ	5,005	103,946
VAT Group AG*(a)(b)	357	46,987
Vesuvius plc	177,920	1,480,838
Volvo AB, Class A	14,160	249,146
Volvo AB, Class B	82,238	1,442,772
Vossloh AG	1,458	75,573
Wacker Neuson SE	5,236	135,270
Wartsila OYJ Abp	15,360	332,302
Weir Group plc (The)	9,128	233,307
YAMABIKO Corp.	32,000	418,510

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Machinery - (continued)
Yangzijiang Shipbuilding Holdings Ltd.	22,600	15,689

		30,467,088

Marine - 0.3%
AP Moller - Maersk A/S, Class B	160	230,228
Clarkson plc	2,422	81,015
Dfds A/S	2,869	189,066
Golden Ocean Group Ltd.	3,321	30,653
Hapag-Lloyd AG(b)	836	33,923
Iino Kaiun Kaisha Ltd.	12,400	58,489
Irish Continental Group plc	11,810	72,408
Kuehne + Nagel International AG (Registered)	2,400	383,879
Mitsui OSK Lines Ltd.	16,000	413,078
Nippon Yusen KK	8,100	155,502
Orient Overseas International Ltd.(a)(d)	7,000	73,638
Pacific Basin Shipping Ltd.*(a)	3,280,000	856,872
SITC International Holdings Co. Ltd.	182,000	176,732
Stolt-Nielsen Ltd.	21,577	369,711
Wallenius Wilhelmsen Logistics*	19,252	94,165
Wilh Wilhelmsen Holding ASA, Class A	2,416	60,494
Wilh Wilhelmsen Holding ASA, Class B	2,216	55,758

		3,335,611

Media - 1.7%
Altice Europe NV*(a)	11,083	36,984
Altice Europe NV, Class B*	23,845	79,124
Altice USA, Inc., Class A	3,073	52,640
APG SGA SA	324	115,200
APN Outdoor Group Ltd.	17,328	81,154
Ascential plc	19,337	106,534
Atresmedia Corp. de Medios de Comunicacion SA(a)	51,600	404,510
Avex, Inc.	32,000	437,949
Axel Springer SE	2,916	218,018
Cineworld Group plc	74,861	266,119
Cogeco Communications, Inc.	5,431	294,492
Cogeco, Inc.	2,835	136,437
Corus Entertainment, Inc., Class B(a)	57,600	179,613
CTS Eventim AG & Co. KGaA	1,375	64,868
CyberAgent, Inc.	2,200	115,365
Daiichikosho Co. Ltd.	1,100	52,081
Daily Mail & General Trust plc, Class A	15,425	150,843
Dentsu, Inc.	10,100	423,164
Entertainment One Ltd.	71,200	334,733
Euromoney Institutional Investor plc	3,918	69,794
EVENT Hospitality and Entertainment Ltd.	2,282	23,377
Evergrande Health Industry Group Ltd.*	125,000	145,276
Fairfax Media Ltd.	2,072,679	1,248,072
Hakuhodo DY Holdings, Inc.	7,400	113,307

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Media - (continued)
Informa plc	63,117	653,574
IPSOS	35,920	1,202,847
ITV plc	144,800	313,118
JCDecaux SA	7,862	257,018
Kinepolis Group NV	1,030	65,922
Lagardere SCA	151	4,415
Macromill, Inc.	8,100	190,307
Mediaset Espana Comunicacion SA	31,520	248,424
Mediaset SpA*(a)	56,848	193,093
Metropole Television SA	8,095	174,561
Modern Times Group MTG AB, Class B	1,045	38,415
Nine Entertainment Co. Holdings Ltd.(a)	617,912	1,028,957
Nippon Television Holdings, Inc.	8,100	130,176
NOS SGPS SA	1,360	7,928
NRJ Group(a)	13,770	141,138
oOh!media Ltd.	6,533	23,555
Pearson plc	40,880	495,811
Promotora de Informaciones SA, Class A*(a)	156,320	332,882
ProSiebenSat.1 Media SE	4,941	133,777
Publicis Groupe SA(a)	3,628	232,028
Quebecor, Inc., Class B	8,092	168,490
RAI Way SpA(b)	8,120	46,221
REA Group Ltd.	2,748	177,321
RTL Group SA	243	18,126
Sanoma OYJ	64,572	640,307
Schibsted ASA, Class A	2,349	81,305
Schibsted ASA, Class B	3,483	113,288
SES SA, FDR	15,280	305,631
Seven West Media Ltd.(a)	778,875	480,583
Shaw Communications, Inc., Class B	5,802	121,254
Shochiku Co. Ltd.	300	36,234
Singapore Press Holdings Ltd.(a)	115,300	246,473
SKY Network Television Ltd.	197,040	363,532
SKY Perfect JSAT Holdings, Inc.	15,200	72,374
Sky plc	38,960	778,597
Southern Cross Media Group Ltd.(a)	442,790	414,754
Stroeer SE & Co. KGaA	1,820	111,798
Tamedia AG (Registered)	2,528	379,200
Telenet Group Holding NV*	5,813	280,086
Toei Animation Co. Ltd.	900	32,240
Toei Co. Ltd.	2,000	209,398
Toho Co. Ltd.	4,100	121,967
Vector, Inc.	1,500	32,348
Vivendi SA	28,080	729,381
Wowow, Inc.	3,630	109,769
WPP AUNZ Ltd.	17,974	12,293
WPP plc(a)	57,280	895,633
Zenrin Co. Ltd.	2,400	65,392

		18,061,595

Metals & Mining - 4.3%
Acerinox SA	13,671	197,947
Agnico Eagle Mines Ltd.	9,007	377,021
Aichi Steel Corp.	1,800	68,903

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Metals & Mining - (continued)
Alumina Ltd.	94,737	199,310
AMG Advanced Metallurgical Group NV	557	32,977
Anglo American plc(a)	76,320	1,734,754
Antofagasta plc	8,683	114,241
APERAM SA	4,224	199,570
ArcelorMittal	26,960	867,948
Asahi Holdings, Inc.	32,800	655,766
Aurubis AG	2,452	200,885
B2Gold Corp.*	52,817	131,434
Barrick Gold Corp.	19,454	217,849
Bekaert SA	1,102	31,023
BHP Billiton Ltd.	90,240	2,338,563
BHP Billiton plc	119,760	2,756,392
BlueScope Steel Ltd.	30,560	401,205
Boliden AB	14,480	431,769
Centamin plc	132,669	207,094
Centerra Gold, Inc.*	137,840	625,679
Detour Gold Corp.*	153,873	1,515,094
Dowa Holdings Co. Ltd.	2,200	70,556
Endeavour Mining Corp.*	5,941	108,599
Eramet	818	81,258
Evolution Mining Ltd.(a)	42,290	87,713
Evraz plc	12,821	93,676
Ferrexpo plc	183,634	469,961
First Majestic Silver Corp.*(a)	7,212	47,803
First Quantum Minerals Ltd.	22,400	349,075
Fortescue Metals Group Ltd.	30,592	99,383
Fortuna Silver Mines, Inc.*	16,264	88,690
Franco-Nevada Corp.	4,543	332,944
Fresnillo plc	14,447	196,899
Galaxy Resources Ltd.*(a)	97,360	206,276
Glencore plc*	650,880	2,855,934
Goldcorp, Inc.	34,059	425,345
Granges AB	69,440	870,119
Hill & Smith Holdings plc	4,063	80,318
Hitachi Metals Ltd.	4,740	51,152
Hochschild Mining plc	46,419	106,253
Hudbay Minerals, Inc.	185,010	961,995
IAMGOLD Corp.*	26,072	143,176
Iluka Resources Ltd.	2,673	22,752
Independence Group NL(a)	36,717	122,829
Ivanhoe Mines Ltd., Class A*	53,330	106,087
JFE Holdings, Inc.	21,300	431,080
KAZ Minerals plc*	17,892	198,649
Kinross Gold Corp.*	58,977	212,897
Kirkland Lake Gold Ltd.	21,200	462,916
Kobe Steel Ltd.	16,200	158,758
Kyoei Steel Ltd.(a)	14,300	278,999
Labrador Iron Ore Royalty Corp.	57,631	1,098,619
Lundin Gold, Inc.*	17,172	65,945
Lundin Mining Corp.(a)	25,589	141,506
Mineral Resources Ltd.	22,320	274,609
Mitsui Mining & Smelting Co. Ltd.	3,000	118,322
Nevsun Resources Ltd.	25,643	95,127
Newcrest Mining Ltd.	27,360	439,942
Nippon Denko Co. Ltd.(a)	24,300	72,071
Nippon Light Metal Holdings Co. Ltd.	66,500	149,705

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Metals & Mining - (continued)
Nippon Steel & Sumitomo Metal Corp.	38,210	758,977
Nisshin Steel Co. Ltd.	5,500	77,090
Nittetsu Mining Co. Ltd.	8,000	383,062
Norsk Hydro ASA	66,400	378,972
Northern Star Resources Ltd.	33,407	178,810
Novagold Resources, Inc.*	18,010	77,601
OceanaGold Corp.	486,040	1,493,210
OM Holdings Ltd.*	245,835	230,270
Orocobre Ltd.*(a)	10,611	36,444
Osaka Steel Co. Ltd.	1,000	18,483
Outokumpu OYJ(a)	8,217	55,763
OZ Minerals Ltd.	13,621	96,094
Pan American Silver Corp.	7,565	124,340
Polymetal International plc	20,121	175,360
Pretium Resources, Inc.*(a)	135,437	1,109,918
Randgold Resources Ltd.	4,640	345,106
Regis Resources Ltd.	73,200	242,699
Resolute Mining Ltd.(a)	629,292	596,465
Rio Tinto Ltd.	15,840	956,167
Rio Tinto plc	60,720	3,342,489
Salzgitter AG	6,106	302,205
Sandfire Resources NL	145,600	798,804
Sandstorm Gold Ltd.*	16,268	71,969
Sanyo Special Steel Co. Ltd.(a)	14,300	369,444
Saracen Mineral Holdings Ltd.*	177,840	247,887
SEMAFO, Inc.*	22,315	65,471
Sims Metal Management Ltd.	5,940	75,731
South32 Ltd.	274,880	729,514
SSAB AB, Class A	13,394	66,082
SSAB AB, Class B	21,454	85,142
SSR Mining, Inc.*	9,309	96,665
St Barbara Ltd.	92,160	282,268
Sumitomo Metal Mining Co. Ltd.	16,800	602,573
Tahoe Resources, Inc.*(a)	273,120	1,225,054
Teck Resources Ltd., Class B	27,120	706,745
thyssenkrupp AG	15,360	410,120
Toho Titanium Co. Ltd.	200	2,187
Toho Zinc Co. Ltd.	3,300	121,900
Tokyo Steel Manufacturing Co. Ltd.(a)	76,500	654,016
Topy Industries Ltd.(a)	16,100	440,111
Torex Gold Resources, Inc.*(a)	11,202	82,681
Trevali Mining Corp.*(a)	271,440	166,783
UACJ Corp.(a)	25,200	545,467
Vedanta Resources plc	7,796	83,856
voestalpine AG	5,280	264,845
Wheaton Precious Metals Corp.	12,207	255,578
Yamana Gold, Inc.	59,028	188,146
Yodogawa Steel Works Ltd.	18,800	492,085

		45,594,011

Multiline Retail - 0.4%
B&M European Value Retail SA	23,899	129,379
Canadian Tire Corp. Ltd., Class A(a)	2,432	330,935
Dollarama, Inc.	9,186	331,599
Don Quijote Holdings Co. Ltd.	3,400	158,549
Europris ASA*(b)	71,442	185,898

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Multiline Retail - (continued)
Fuji Co. Ltd.	8,100	157,818
H2O Retailing Corp.	11,315	180,429
Harvey Norman Holdings Ltd.(a)	5,610	14,805
Hudson’s Bay Co.(a)	88,468	712,772
Isetan Mitsukoshi Holdings Ltd.	14,400	173,279
Izumi Co. Ltd.(a)	1,300	78,274
J Front Retailing Co. Ltd.	10,700	156,285
Marks & Spencer Group plc(a)	32,562	131,557
Marui Group Co. Ltd.	5,500	108,880
Next plc	6,946	540,854
Parco Co. Ltd.	17,600	199,049
Ryohin Keikaku Co. Ltd.	600	192,157
Seria Co. Ltd.	1,000	45,917
Takashimaya Co. Ltd.	2,000	16,688

		3,845,124

Multi-Utilities - 0.8%
A2A SpA	173,628	319,256
ACEA SpA	6,912	109,422
AGL Energy Ltd.	32,960	538,809
Centrica plc	187,566	365,984
E.ON SE	52,900	596,922
Engie SA	72,160	1,166,412
Hera SpA	68,753	228,141
Innogy SE*	7,840	337,986
Iren SpA	59,110	167,510
Just Energy Group, Inc.	22,842	86,315
Keppel Infrastructure Trust	106,600	40,720
National Grid plc	210,160	2,242,084
REN - Redes Energeticas Nacionais SGPS SA(a)	138,849	407,126
RWE AG	24,747	649,755
RWE AG (Preference) (Non-Voting)	6,955	147,292
Suez	6,723	95,221
Telecom Plus plc	7,522	101,827
Veolia Environnement SA	27,200	621,708

		8,222,490

Oil, Gas & Consumable Fuels - 5.5%
Aker BP ASA	4,404	157,624
Beach Energy Ltd.	224,160	318,283
Birchcliff Energy Ltd.	34,070	134,762
BP plc	600,880	4,518,775
Brightoil Petroleum Holdings Ltd.*(d)	50,147	9,586
BW LPG Ltd.*(b)	69,845	317,107
Cairn Energy plc*	66,766	213,871
Caltex Australia Ltd.	15,120	365,981
Cameco Corp.	13,932	150,448
Canadian Natural Resources Ltd.	28,000	1,027,957
Cenovus Energy, Inc.	56,240	563,696
China Aviation Oil Singapore Corp. Ltd.	192,000	211,562
Cosmo Energy Holdings Co. Ltd.	7,000	246,382
Crescent Point Energy Corp.(a)	30,051	204,725
Delek Energy Systems Ltd.	157	53,694
Delek Group Ltd.	399	56,800
DNO ASA*(a)	148,080	313,979
Enagas SA	4,779	133,753

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Enbridge Income Fund Holdings, Inc.(a)	9,882	247,278
Enbridge, Inc.	45,405	1,611,145
Encana Corp.	31,840	438,962
Enerplus Corp.	16,456	214,484
Eni SpA	67,840	1,306,850
Equinor ASA	25,468	677,079
Euronav NV(a)	8,816	74,733
Freehold Royalties Ltd.	11,172	105,370
Frontera Energy Corp.*	21,600	314,544
Galp Energia SGPS SA	7,324	150,737
Gaztransport Et Technigaz SA	4,560	299,051
Gibson Energy, Inc.	7,625	106,703
Husky Energy, Inc.	11,656	198,027
Idemitsu Kosan Co. Ltd.	5,800	260,622
Imperial Oil Ltd.	7,600	260,046
Inpex Corp.	10,000	109,925
Inter Pipeline Ltd.	824	15,695
Itochu Enex Co. Ltd.	48,100	466,648
Jerusalem Oil Exploration*	8,000	403,649
JXTG Holdings, Inc.	156,750	1,147,549
Kelt Exploration Ltd.*	5,548	42,356
Keyera Corp.(a)	10,400	300,817
Koninklijke Vopak NV	2,356	111,037
Lundin Petroleum AB	4,170	137,678
MEG Energy Corp.*	202,480	1,318,764
Naphtha Israel Petroleum Corp. Ltd.	27,742	158,634
Neste OYJ	5,280	436,281
New Hope Corp. Ltd.	225,920	535,757
New Zealand Refining Co. Ltd. (The)	67,959	112,428
NexGen Energy Ltd.*(a)	34,998	71,232
NuVista Energy Ltd.*	7,121	45,997
Oil Refineries Ltd.	182,503	83,984
OMV AG	6,960	393,822
Origin Energy Ltd.*	78,400	569,421
Paramount Resources Ltd., Class A*(a)	6,095	68,346
Parex Resources, Inc.*	6,710	118,327
Parkland Fuel Corp.	2,333	63,038
Pembina Pipeline Corp.	9,200	330,691
Peyto Exploration & Development Corp.(a)	152,960	1,259,394
PrairieSky Royalty Ltd.	486	9,212
Premier Oil plc*(a)	617,360	1,036,572
Raging River Exploration, Inc.*	29,160	123,180
Repsol SA	69,239	1,375,197
Royal Dutch Shell plc, Class A	242,565	8,320,528
Royal Dutch Shell plc, Class B	197,629	6,925,592
San-Ai Oil Co. Ltd.	20,100	257,131
Santos Ltd.*	83,040	393,850
Saras SpA	338,326	811,510
Showa Shell Sekiyu KK	10,200	166,932
Snam SpA	20,007	86,029
Stobart Group Ltd.	33,858	104,371
Suncor Energy, Inc.	50,320	2,117,150
TORC Oil & Gas Ltd.	28,276	165,269
TOTAL SA	139,308	9,105,031

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Tourmaline Oil Corp.(a)	12,883	254,296
TransCanada Corp.	22,146	995,209
Tullow Oil plc*	37,552	111,571
United Energy Group Ltd.	7,040,000	1,013,769
Vermilion Energy, Inc.(a)	5,227	179,773
Washington H Soul Pattinson & Co. Ltd.(a)	8,285	134,391
Whitecap Resources, Inc.	30,035	198,157
Whitehaven Coal Ltd.(a)	24,365	98,353
Woodside Petroleum Ltd.	25,654	689,233

		58,238,392

Paper & Forest Products - 0.8%
Ahlstrom-Munksjo OYJ	7,185	137,872
Altri SGPS SA	86,720	887,834
Canfor Corp.*	7,392	161,920
Canfor Pulp Products, Inc.	27,680	579,324
Daiken Corp.	12,500	278,944
Daio Paper Corp.(a)	3,745	51,488
Ence Energia y Celulosa SA	96,960	915,526
Hokuetsu Corp.	21,100	117,620
Holmen AB, Class B	4,070	90,733
Interfor Corp.*	56,080	885,564
Metsa Board OYJ	6,595	68,445
Mondi plc	19,520	536,944
Navigator Co. SA (The)	6,520	37,259
Nippon Paper Industries Co. Ltd.	8,100	132,347
Norbord, Inc.	3,136	112,723
Oji Holdings Corp.	44,000	260,211
Semapa-Sociedade de Investimento e Gestao	24,841	584,211
Stella-Jones, Inc.	1,045	34,873
Stora Enso OYJ, Class R	28,480	471,021
Svenska Cellulosa AB SCA, Class A	3,160	33,411
Svenska Cellulosa AB SCA, Class B	14,939	154,821
Tokushu Tokai Paper Co. Ltd.	8,000	308,737
UPM-Kymmene OYJ	19,680	699,087
West Fraser Timber Co. Ltd.	2,213	137,335
Western Forest Products, Inc.	298,080	554,035

		8,232,285

Personal Products - 1.1%
Asaleo Care Ltd.	101,493	52,815
Beiersdorf AG	2,720	316,980
Blackmores Ltd.(a)	798	87,846
BWX Ltd.(a)	10,773	45,249
Ci:z Holdings Co. Ltd.	1,800	79,677
Fancl Corp.(a)	2,500	130,650
Interparfums SA	541	23,896
Kao Corp.	14,500	1,054,015
Kobayashi Pharmaceutical Co. Ltd.	1,400	116,437
Kose Corp.	700	133,759
L’Oreal SA	7,689	1,884,770
Mandom Corp.	2,600	80,945
Milbon Co. Ltd.	1,000	49,223
Noevir Holdings Co. Ltd.	1,900	124,585
Ontex Group NV(a)	61,813	1,868,860
Oriflame Holding AG	2,061	68,680

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Personal Products - (continued)
Pola Orbis Holdings, Inc.	2,000	77,363
Shiseido Co. Ltd.	14,900	1,092,809
Unilever NV, CVA(a)	48,560	2,797,700
Unilever plc	36,160	2,065,702
YA-MAN Ltd.	800	12,664

		12,164,625

Pharmaceuticals - 3.6%
ALK-Abello A/S*	532	98,926
Almirall SA(a)	4,648	66,566
ASKA Pharmaceutical Co. Ltd.	24,000	278,506
Astellas Pharma, Inc.	62,000	1,006,655
AstraZeneca plc	41,600	3,200,460
Aurora Cannabis, Inc.*(a)	20,320	109,559
Bausch Health Cos., Inc.*	3,969	86,178
Bayer AG (Registered)	27,868	3,106,138
Boiron SA	370	29,222
BTG plc*	27,344	190,462
Canopy Growth Corp.*(a)	10,052	264,965
Chugai Pharmaceutical Co. Ltd.	8,500	430,543
Daiichi Sankyo Co. Ltd.	18,700	772,123
Dechra Pharmaceuticals plc	5,318	208,300
Eisai Co. Ltd.	9,100	778,955
Faes Farma SA	26,904	117,574
Galenica AG*(b)	3,128	178,833
GlaxoSmithKline plc	138,684	2,877,227
GW Pharmaceuticals plc*(d)	1	10
H Lundbeck A/S	1,852	134,175
Haw Par Corp. Ltd.	3,200	32,440
Hikma Pharmaceuticals plc	7,104	152,919
Hisamitsu Pharmaceutical Co., Inc.	1,900	138,503
Hutchison China MediTech Ltd.*	715	44,738
Indivior plc*	25,760	103,332
Ipsen SA	770	128,068
JCR Pharmaceuticals Co. Ltd.	600	28,622
Kaken Pharmaceutical Co. Ltd.	1,500	77,586
Kissei Pharmaceutical Co. Ltd.	1,400	39,209
Kyowa Hakko Kirin Co. Ltd.	5,000	94,560
Mayne Pharma Group Ltd.*	148,797	109,510
Merck KGaA	2,800	287,907
Mitsubishi Tanabe Pharma Corp.	12,700	237,345
Mochida Pharmaceutical Co. Ltd.	1,600	115,633
Nippon Shinyaku Co. Ltd.	2,000	113,454
Novartis AG (Registered)	75,040	6,309,424
Novo Nordisk A/S, Class B	48,960	2,446,366
Ono Pharmaceutical Co. Ltd.	16,600	390,680
Orion OYJ, Class A	1,474	51,308
Orion OYJ, Class B	6,647	229,120
Otsuka Holdings Co. Ltd.	17,300	795,917
Recipharm AB, Class B*	3,741	68,293
Recordati SpA	3,719	139,158
Roche Holding AG - BR	972	241,135
Roche Holding AG - Genusschein	22,324	5,480,655
Rohto Pharmaceutical Co. Ltd.	2,000	59,854
Sanofi	32,320	2,812,377
Santen Pharmaceutical Co. Ltd.	16,100	268,237
Seikagaku Corp.	1,800	24,602
Shionogi & Co. Ltd.	9,300	504,795
STADA Arzneimittel AG	2,195	209,570

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Pharmaceuticals - (continued)
Sumitomo Dainippon Pharma Co. Ltd.(a)	10,400	200,958
Taisho Pharmaceutical Holdings Co. Ltd.	2,500	282,071
Takeda Pharmaceutical Co. Ltd.(a)	13,700	572,159
Teva Pharmaceutical Industries Ltd.	39,040	930,157
Torii Pharmaceutical Co. Ltd.	700	16,878
Towa Pharmaceutical Co. Ltd.	400	22,190
Tsumura & Co.	900	29,145
UCB SA	4,000	343,807
United Laboratories International Holdings Ltd. (The)	130,000	123,918
Vifor Pharma AG	1,511	286,480
Virbac SA*	532	75,941
ZERIA Pharmaceutical Co. Ltd.	1,800	39,750

		38,594,148

Professional Services - 1.2%
Adecco Group AG (Registered)	5,520	340,010
AF AB, Class B	3,322	82,648
ALS Ltd.	13,503	74,784
Applus Services SA	16,915	245,017
Benefit One, Inc.	1,000	28,676
Bertrandt AG	2,165	219,118
Brunel International NV	2,003	32,810
Bureau Veritas SA	3,536	91,145
Capita plc	1,406,440	2,988,734
Cerved Group SpA	16,425	188,914
DKSH Holding AG(a)	660	48,300
en-japan, Inc.	1,700	80,338
Experian plc	29,440	723,700
Funai Soken Holdings, Inc.	2,700	58,708
Groupe Crit	2,480	210,375
Hays plc	34,264	89,307
Intertek Group plc	4,720	364,058
Intertrust NV(a)(b)	16,080	280,335
IPH Ltd.(a)	55,242	201,228
JAC Recruitment Co. Ltd.	1,300	27,709
McMillan Shakespeare Ltd.	17,577	212,334
Meitec Corp.	2,400	118,778
Morneau Shepell, Inc.	2,428	52,346
Nihon M&A Center, Inc.	2,400	63,806
Nomura Co. Ltd.	3,000	63,811
Outsourcing, Inc.	3,000	64,400
Pagegroup plc	20,728	162,732
Persol Holdings Co. Ltd.	5,700	123,940
Randstad NV	6,080	386,000
Recruit Holdings Co. Ltd.	54,600	1,490,111
RELX NV(a)	31,600	687,524
RELX plc	38,480	839,166
RWS Holdings plc	3,113	18,866
SEEK Ltd.	5,653	89,806
SGS SA (Registered)	204	532,873
Stantec, Inc.	1,027	26,795
Synergie SA	4,160	194,453
TechnoPro Holdings, Inc.	1,900	120,341
Teleperformance	1,680	308,219
Wolters Kluwer NV	9,440	569,494

		12,501,709

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - 3.2%
ADLER Real Estate AG*	27,280	455,803
ADO Group Ltd.*	8,847	181,108
ADO Properties SA(b)	5,760	328,887
Aedas Homes SAU*(b)	486	17,230
Aeon Mall Co. Ltd.	7,690	134,235
Africa Israel Properties Ltd.*	10,480	231,174
Airport City Ltd.*	17,368	197,160
Allreal Holding AG (Registered)*	1,456	226,783
Alrov Properties and Lodgings Ltd.	7,840	241,231
Altus Group Ltd.	4,352	93,591
Amot Investments Ltd.	14,530	73,273
Aroundtown SA	13,148	109,840
Atrium Ljungberg AB, Class B	7,605	132,253
Aveo Group(a)	240,160	423,128
Azrieli Group Ltd.	2,518	120,466
Bayside Land Corp.	144	63,364
Big Shopping Centers Ltd.	3,240	209,089
Blue Square Real Estate Ltd.	6,696	232,833
Bukit Sembawang Estates Ltd.	96,000	394,211
CA Immobilien Anlagen AG	1,760	61,614
Capital & Counties Properties plc	51,118	184,667
CapitaLand Ltd.	131,600	312,251
Carmila SA, REIT(a)	6,697	181,791
Castellum AB	17,520	316,341
Catena AB	11,760	251,889
City Developments Ltd.	21,400	157,360
CK Asset Holdings Ltd.	160,000	1,224,394
CLS Holdings plc	27,443	79,736
Colliers International Group, Inc.	1,940	158,478
Corestate Capital Holding SA	10,240	556,532
D Carnegie & Co. AB*(a)	6,592	123,039
Daejan Holdings plc	4,720	377,679
Daibiru Corp.	3,300	33,902
Daikyo, Inc.	3,300	66,065
Daito Trust Construction Co. Ltd.	2,300	383,505
Daiwa House Industry Co. Ltd.	35,000	1,271,931
Deutsche EuroShop AG	36,400	1,284,509
Deutsche Wohnen SE	10,400	506,941
Dios Fastigheter AB	74,080	473,404
Emperor International Holdings Ltd.	1,180,000	338,339
Fabege AB	12,308	174,425
Far East Consortium International Ltd.	882,019	494,560
Fastighets AB Balder, Class B*	8,540	248,622
FastPartner AB	6,642	41,085
First Capital Realty, Inc.	16,482	256,724
FirstService Corp.	1,780	147,554
Gazit-Globe Ltd.	3,498	32,203
Goldcrest Co. Ltd.	9,100	156,409
Grainger plc	22,537	90,581
Grand City Properties SA	2,508	65,204
Great Eagle Holdings Ltd.	8,646	42,585
GSH Corp. Ltd.	603,500	201,713
Heiwa Real Estate Co. Ltd.	11,700	209,981
Hemfosa Fastigheter AB	10,627	145,982
Henderson Land Development Co. Ltd.	28,763	160,362

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
Hiag Immobilien Holding AG*	355	44,465
HKR International Ltd.	657,600	408,111
Ho Bee Land Ltd.	131,100	242,689
Hufvudstaden AB, Class A	2,610	40,398
Hulic Co. Ltd.	20,900	204,258
Hysan Development Co. Ltd.	19,000	103,993
Ichigo, Inc.	14,300	63,618
IMMOFINANZ AG*	4,089	107,647
Intershop Holding AG	131	66,823
Japan Asset Marketing Co. Ltd.*(a)	53,700	60,925
Jerusalem Economy Ltd.*	1,782	4,315
Jeudan A/S	112	17,590
K Wah International Holdings Ltd.	1,162,089	672,331
Kabuki-Za Co. Ltd.	1,000	52,260
Kenedix, Inc.(a)	13,500	77,064
Kerry Properties Ltd.	39,000	197,556
Klovern AB, Class B	369,920	487,526
Kowloon Development Co. Ltd.	183,000	213,150
Kungsleden AB	39,840	321,702
Lai Sun Development Co. Ltd.	248,324	424,677
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	143,500	59,067
LEG Immobilien AG	2,640	297,279
LendLease Group	23,600	353,166
Leopalace21 Corp.	21,500	117,929
Melisron Ltd.	3,992	156,745
Mitsubishi Estate Co. Ltd.	26,700	462,730
Mitsui Fudosan Co. Ltd.	20,200	481,090
Mobimo Holding AG (Registered)	232	57,648
Morguard Corp.	3,120	397,692
New World Development Co. Ltd.	190,362	271,213
Nexity SA	2,826	174,256
Nomura Real Estate Holdings, Inc.	5,800	126,166
Norstar Holdings, Inc.	17,863	309,252
Norwegian Property ASA	16,948	23,922
NTT Urban Development Corp.	3,200	32,903
Open House Co. Ltd.	2,000	109,166
Oxley Holdings Ltd.	715,488	189,213
PATRIZIA Immobilien AG	3,248	73,308
Peet Ltd.	12,636	11,272
Perennial Real Estate Holdings Ltd.	299,200	174,733
Platzer Fastigheter Holding AB, Class B	5,103	36,647
Property & Building Corp. Ltd.	3,185	246,648
PSP Swiss Property AG (Registered)	1,501	141,458
Raysum Co. Ltd.	8,100	126,196
Relo Group, Inc.	2,270	61,343
S IMMO AG	44,560	969,756
Sagax AB, Class B	5,743	74,904
Savills plc	113,360	1,317,482
SEA Holdings Ltd.	195,170	278,560
Shinoken Group Co. Ltd.	16,000	281,294
Sino Land Co. Ltd.	182,066	312,757
Sirius Real Estate Ltd.	88,371	67,698
St Modwen Properties plc	2,689	14,286
Sumitomo Realty & Development Co. Ltd.	9,000	328,676

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
Summit Real Estate Holdings Ltd.	41,440	353,298
Sun Frontier Fudousan Co. Ltd.	16,200	194,215
Sun Hung Kai Properties Ltd.	83,435	1,307,800
Swire Pacific Ltd., Class B	242,500	435,731
Swire Properties Ltd.	47,600	187,436
Swiss Prime Site AG (Registered)*	2,560	234,925
TAG Immobilien AG	7,460	168,898
TAI Cheung Holdings Ltd.	320,000	344,991
Takara Leben Co. Ltd.(a)	8,936	30,335
Tateru, Inc.(a)	2,500	41,585
Technopolis OYJ	52,800	238,466
TLG Immobilien AG	2,046	53,528
Tokyu Fudosan Holdings Corp.	28,000	189,602
Tosei Corp.	16,200	158,903
Tricon Capital Group, Inc.(a)	86,240	721,316
United Engineers Ltd.	77,800	153,165
United Industrial Corp. Ltd.	5,656	13,088
Unizo Holdings Co. Ltd.	14,200	262,333
UOL Group Ltd.	26,999	142,204
Vonovia SE	16,045	777,409
Wallenstam AB, Class B	20,754	213,527
Wharf Holdings Ltd. (The)	57,000	188,495
Wharf Real Estate Investment Co. Ltd.	38,000	276,750
Wheelock & Co. Ltd.	24,000	170,049
Wihlborgs Fastigheter AB	8,338	99,336
Wing Tai Holdings Ltd.	59,200	90,020
Wing Tai Properties Ltd.	320,000	250,384
Yanlord Land Group Ltd.	81,000	90,443

		34,013,801

Road & Rail - 1.8%
ALD SA(b)	6,073	108,575
Canadian National Railway Co.	25,040	2,233,214
Canadian Pacific Railway Ltd.	5,120	1,014,484
Central Japan Railway Co.	11,100	2,304,980
ComfortDelGro Corp. Ltd.	134,700	232,531
DSV A/S	5,840	490,148
East Japan Railway Co.	13,100	1,221,762
Europcar Mobility Group(b)	78,906	794,448
Firstgroup plc*	814,477	943,389
Fukuyama Transporting Co. Ltd.	1,000	48,508
Go-Ahead Group plc (The)	26,336	532,703
Hamakyorex Co. Ltd.	8,000	276,219
Hankyu Hanshin Holdings, Inc.	5,400	214,427
Hitachi Transport System Ltd.(a)	2,700	73,566
Keikyu Corp.(a)	6,000	98,035
Keio Corp.	2,800	137,074
Keisei Electric Railway Co. Ltd.	5,100	169,256
Kintetsu Group Holdings Co. Ltd.	8,600	341,111
Kyushu Railway Co.	2,100	64,347
MTR Corp. Ltd.	42,881	240,439
Nankai Electric Railway Co. Ltd.	3,000	82,276
National Express Group plc	394,480	2,093,640
Nikkon Holdings Co. Ltd.	2,600	70,261
Nippon Express Co. Ltd.	3,700	241,290
Nishi-Nippon Railroad Co. Ltd.	1,000	26,282
Odakyu Electric Railway Co. Ltd.	16,200	342,119
Sankyu, Inc.	2,333	122,548

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Road & Rail - (continued)
Seino Holdings Co. Ltd.(a)	7,500	130,583
Senko Group Holdings Co. Ltd.	131,600	1,032,203
Sixt SE	550	71,303
Sixt SE (Preference)	238	19,855
Stagecoach Group plc(a)	237,417	497,045
Stef SA	2,880	333,605
TFI International, Inc.	6,708	222,570
Tobu Railway Co. Ltd.	4,000	117,563
Tokyu Corp.	21,800	374,304
Tonami Holdings Co. Ltd.	5,000	294,354
Trancom Co. Ltd.	3,400	249,062
Transport International Holdings Ltd.	157,631	455,990
VTG AG	4,240	276,328
West Japan Railway Co.	8,300	578,346

		19,170,743

Semiconductors & Semiconductor Equipment - 1.0%
Advantest Corp.(a)	3,100	73,221
AIXTRON SE*	2,085	30,019
ams AG*(a)	3,360	242,531
ASM International NV(a)	677	39,163
ASM Pacific Technology Ltd.(a)	5,000	60,181
ASML Holding NV	13,680	2,937,153
BE Semiconductor Industries NV	4,004	87,139
Dialog Semiconductor plc*(a)	65,620	1,139,012
Disco Corp.	800	135,573
Infineon Technologies AG	34,000	901,453
Japan Material Co. Ltd.	3,900	54,316
Landing International Development Ltd.*(a)	165,600	163,761
Lasertec Corp.	500	14,740
Melexis NV	495	46,073
Meyer Burger Technology AG*	51,597	36,378
Nordic Semiconductor ASA*(a)	112,378	677,250
NuFlare Technology, Inc.	3,300	202,233
Rohm Co. Ltd.	2,200	186,707
Sanken Electric Co. Ltd.	110,000	595,498
SCREEN Holdings Co. Ltd.	1,800	131,052
Shindengen Electric Manufacturing Co. Ltd.	8,000	378,774
Shinko Electric Industries Co. Ltd.	5,800	55,337
Siltronic AG	754	131,583
SMA Solar Technology AG	992	41,924
SOITEC*	816	70,032
STMicroelectronics NV	25,760	560,764
SUMCO Corp.	4,100	87,281
Tokyo Electron Ltd.	4,700	804,257
Tokyo Seimitsu Co. Ltd.	1,400	47,338
Tower Semiconductor Ltd.*	3,423	69,802
u-blox Holding AG*	81	15,054
Ulvac, Inc.	1,700	66,442

		10,082,041

Software - 1.1%
Alfa Financial Software Holdings plc*(b)	11,745	25,267
Altium Ltd.	5,461	82,818
AVEVA Group plc	2,580	89,007
BlackBerry Ltd.*	15,570	152,710

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Software - (continued)
Blue Prism Group plc*	912	21,390
Capcom Co. Ltd.	2,600	67,218
Constellation Software, Inc.	644	466,445
Dassault Systemes SE	4,100	613,083
Descartes Systems Group, Inc. (The)*	4,000	127,742
Enghouse Systems Ltd.	1,672	99,601
Fidessa Group plc	1,795	90,769
Fuji Soft, Inc.	1,600	64,892
GB Group plc	4,779	33,852
Gemalto NV*	5,670	330,913
Hilan Ltd.	1,569	35,144
IGG, Inc.	795,000	1,027,290
IRESS Ltd.	8,665	74,464
Justsystems Corp.	5,600	113,261
Kinaxis, Inc.*	1,436	96,814
Koei Tecmo Holdings Co. Ltd.	1,440	29,459
Konami Holdings Corp.	2,200	103,180
Lectra	810	21,087
LINE Corp.*(a)	900	39,235
Micro Focus International plc	11,549	189,367
Miroku Jyoho Service Co. Ltd.	1,000	24,004
Nemetschek SE	770	107,031
Nexon Co. Ltd.*	9,800	140,513
Nice Ltd.*	2,136	232,823
Nintendo Co. Ltd.	3,300	1,083,688
NSD Co. Ltd.	2,580	55,269
Open Text Corp.	11,280	419,405
Oracle Corp. Japan	800	67,036
Paradox Interactive AB	952	20,868
Sage Group plc (The)	30,000	244,772
SAP SE	31,360	3,663,773
SimCorp A/S	2,552	218,036
Software AG	1,320	62,366
Sophos Group plc(b)	11,880	75,238
Square Enix Holdings Co. Ltd.	1,800	84,903
Systena Corp.	5,200	63,409
Technology One Ltd.(a)	33,615	123,448
Temenos AG (Registered)*	1,377	221,850
Trend Micro, Inc.	2,500	147,177
Ubisoft Entertainment SA*	2,066	228,292
WiseTech Global Ltd.(a)	4,953	56,151

		11,335,060

Specialty Retail - 2.0%
ABC-Mart, Inc.	700	37,833
Accent Group Ltd.(a)	254,240	270,273
Alpen Co. Ltd.(a)	10,600	228,496
AOKI Holdings, Inc.(a)	20,100	287,117
Aoyama Trading Co. Ltd.	2,000	66,018
AP Eagers Ltd.(a)	40,226	256,576
Arcland Sakamoto Co. Ltd.	27,500	384,224
AT-Group Co. Ltd.	16,000	405,646
Autobacs Seven Co. Ltd.	2,100	35,982
Automotive Holdings Group Ltd.(a)	119,307	242,131
BCA Marketplace plc	677,120	2,091,740
Bic Camera, Inc.	4,100	61,679
Bilia AB, Class A	41,794	357,220
CECONOMY AG	470	3,863

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Specialty Retail - (continued)
Chiyoda Co. Ltd.	2,800	57,856
Chow Sang Sang Holdings International Ltd.(a)	261,000	456,999
Chow Tai Fook Jewellery Group Ltd.	16,200	15,999
Clas Ohlson AB, Class B(a)	48,640	428,743
DCM Holdings Co. Ltd.(a)	26,000	232,500
Delek Automotive Systems Ltd.	405	2,139
Dixons Carphone plc	55,277	128,269
Dufry AG (Registered)*(a)	2,575	340,992
Dunelm Group plc	324	2,229
EDION Corp.(a)	60,100	599,175
Fast Retailing Co. Ltd.(a)	1,900	827,452
Fenix Outdoor International AG	609	69,865
Fielmann AG	927	65,132
Fnac Darty SA*	13,683	1,243,961
Geo Holdings Corp.	12,400	155,858
Giordano International Ltd.	1,070,000	606,781
GrandVision NV(b)	10,800	248,308
Halfords Group plc	119,040	510,301
Hennes & Mauritz AB, Class B(a)	14,160	220,461
Hikari Tsushin, Inc.	600	100,500
Hornbach Baumarkt AG	8,445	250,485
Hornbach Holding AG & Co. KGaA	9,600	668,333
IDOM, Inc.	32,400	118,092
Industria de Diseno Textil SA	27,920	916,332
JB Hi-Fi Ltd.(a)	9,194	163,010
JD Sports Fashion plc	25,787	158,272
JINS, Inc.	900	50,652
Joshin Denki Co. Ltd.	5,800	175,130
Joyful Honda Co. Ltd.	8,400	127,193
Kathmandu Holdings Ltd.	68,445	143,520
Kingfisher plc	154,720	602,164
Kohnan Shoji Co. Ltd.	24,000	522,709
Komeri Co. Ltd.	1,000	23,772
K’s Holdings Corp.	14,100	158,332
Leon’s Furniture Ltd.	23,760	333,771
LIXIL VIVA Corp.	16,000	264,427
L’Occitane International SA	81,000	142,034
Luk Fook Holdings International Ltd.	16,672	59,276
Maisons du Monde SA(b)	4,322	132,290
Mekonomen AB(a)	5,265	94,196
Nishimatsuya Chain Co. Ltd.	1,300	14,006
Nitori Holdings Co. Ltd.	2,600	391,719
Nojima Corp.	32,000	655,780
PAL GROUP Holdings Co. Ltd.	9,800	230,336
Pets at Home Group plc(a)	209,827	319,554
Premier Investments Ltd.(a)	6,508	84,037
Sa Sa International Holdings Ltd.	197,119	105,001
Shimachu Co. Ltd.	9,400	298,106
Shimamura Co. Ltd.(a)	100	9,344
Sleep Country Canada Holdings, Inc.(b)	5,192	123,300
SMCP SA*(b)	3,969	115,309
Sports Direct International plc*	25,620	138,965
Super Retail Group Ltd.(a)	117,779	809,026
Superdry plc	708	11,553

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Specialty Retail - (continued)
T-Gaia Corp.	7,600	183,720
United Arrows Ltd.	4,400	170,788
USS Co. Ltd.	6,200	117,198
Valora Holding AG (Registered)*	428	131,642
VT Holdings Co. Ltd.(a)	31,300	158,821
WH Smith plc	4,859	122,696
Xebio Holdings Co. Ltd.	5,000	74,370
XXL ASA(a)(b)	90,880	557,731
Yamada Denki Co. Ltd.(a)	27,000	133,625
Yellow Hat Ltd.	16,100	464,561

		21,567,496

Technology Hardware, Storage & Peripherals - 0.6%
Brother Industries Ltd.	16,300	330,980
Canon, Inc.	25,300	817,492
China Goldjoy Group Ltd.	8,428,000	515,530
Eizo Corp.	9,400	417,768
Elecom Co. Ltd.	13,700	324,693
FUJIFILM Holdings Corp.	24,000	986,457
Konica Minolta, Inc.	18,900	169,009
Logitech International SA (Registered)	3,669	161,658
Maxell Holdings Ltd.	6,500	106,785
MCJ Co. Ltd.	64,000	471,681
Melco Holdings, Inc.	8,000	304,449
NEC Corp.	11,700	324,013
Neopost SA(a)	20,720	535,780
Razer, Inc.*(b)	324,000	75,559
Ricoh Co. Ltd.	27,400	266,314
Riso Kagaku Corp.	1,700	35,248
S&T AG*	228	6,483
Seiko Epson Corp.	8,300	149,258
Toshiba TEC Corp.	19,000	110,327

		6,109,484

Textiles, Apparel & Luxury Goods - 1.3%
adidas AG	5,520	1,221,659
Asics Corp.	12,200	197,593
Brunello Cucinelli SpA	1,556	64,631
Burberry Group plc	14,000	386,940
Cie Financiere Richemont SA (Registered)	13,680	1,202,182
Coats Group plc	98,856	107,630
Delta-Galil Industries Ltd.	7,360	212,633
Descente Ltd.	2,800	53,103
Gildan Activewear, Inc.	14,000	360,323
Goldwin, Inc.	1,200	85,224
Gunze Ltd.	700	41,397
Hermes International	945	598,846
HUGO BOSS AG	1,391	125,451
Japan Wool Textile Co. Ltd. (The)	59,800	523,531
Kering SA(a)	2,320	1,237,819
Kurabo Industries Ltd.	184,000	573,664
Luxottica Group SpA	5,520	373,957
LVMH Moet Hennessy Louis Vuitton SE	8,240	2,881,276
Moncler SpA(a)	3,061	135,095
Onward Holdings Co. Ltd.(a)	6,000	40,683
OVS SpA*(b)	68,960	225,277
Pacific Textiles Holdings Ltd.	480,000	402,490

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Pandora A/S	2,511	178,646
Puma SE	208	104,406
Regina Miracle International Holdings Ltd.(a)(b)	20,000	15,802
Salvatore Ferragamo SpA	2,964	68,615
Samsonite International SA*	60,600	229,360
Seiko Holdings Corp.	8,300	181,956
Seiren Co. Ltd.	19,300	345,000
Stella International Holdings Ltd.	269,000	305,435
Swatch Group AG (The)	833	374,345
Swatch Group AG (The) (Registered)	1,997	164,702
Ted Baker plc	4,738	137,105
Texwinca Holdings Ltd.(a)	50,000	22,046
Tod’s SpA(a)	245	15,637
TSI Holdings Co. Ltd.	4,800	34,175
Wacoal Holdings Corp.	1,500	41,205
Yondoshi Holdings, Inc.	1,400	31,592

		13,301,431

Thrifts & Mortgage Finance - 0.5%
Aareal Bank AG	7,920	364,185
Charter Court Financial Services Group plc*(b)	84,720	376,347
Deutsche Pfandbriefbank AG(b)	93,520	1,466,269
Equitable Group, Inc.(a)	4,536	219,484
First National Financial Corp.	12,320	280,181
Genworth Mortgage Insurance Australia Ltd.(a)	76,302	152,584
Home Capital Group, Inc.*	55,520	652,424
OneSavings Bank plc	163,040	930,324
Paragon Banking Group plc	182,400	1,191,531

		5,633,329

Tobacco - 0.7%
British American Tobacco plc	65,600	3,614,994
Imperial Brands plc	44,800	1,717,154
Japan Tobacco, Inc.	26,000	737,681
Scandinavian Tobacco Group A/S, Class A(b)	33,920	552,437
Swedish Match AB	6,240	341,453

		6,963,719

Trading Companies & Distributors - 2.3%
AddTech AB, Class B	4,329	98,143
Advan Co. Ltd.	6,400	58,832
Ahlsell AB(b)	31,347	183,910
Ashtead Group plc	15,680	481,502
BayWa AG	5,184	176,204
Beijer Ref AB	3,795	82,927
Bossard Holding AG (Registered), Class A	579	116,151
Brenntag AG	3,645	218,701
Bunzl plc	17,201	511,061
Cramo OYJ	25,944	554,296
Diploma plc	6,602	113,968
Ferguson plc	8,084	637,312
Finning International, Inc.	4,307	112,670
Grafton Group plc	186,640	1,875,360
Hanwa Co. Ltd.	4,200	160,211
Howden Joinery Group plc	33,782	211,420

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Trading Companies & Distributors - (continued)
IMCD NV	2,440	177,433
Inaba Denki Sangyo Co. Ltd.	17,000	716,053
Inabata & Co. Ltd.	28,100	412,940
Indutrade AB	2,198	57,836
ITOCHU Corp.	89,200	1,577,774
Iwatani Corp.(a)	2,197	74,188
Jacquet Metal Service SA	9,920	292,494
Japan Pulp & Paper Co. Ltd.	9,500	409,483
Kamei Corp.	16,000	223,405
Kanamoto Co. Ltd.	33,123	1,028,251
Kanematsu Corp.	86,800	1,242,991
Kloeckner & Co. SE	64,115	706,667
Marubeni Corp.	99,000	752,450
MISUMI Group, Inc.	8,500	215,803
Mitani Corp.	5,200	241,558
Mitsubishi Corp.	88,600	2,467,091
Mitsui & Co. Ltd.	96,800	1,615,783
MonotaRO Co. Ltd.	1,400	70,163
Nagase & Co. Ltd.	4,900	79,142
Nippon Steel & Sumikin Bussan Corp.	600	30,713
Nishio Rent All Co. Ltd.	17,100	540,772
Ramirent OYJ	65,120	652,599
Reece Ltd.	5,999	54,586
Rexel SA	1,782	27,908
Richelieu Hardware Ltd.	5,260	113,724
Russel Metals, Inc.	41,680	887,381
Seven Group Holdings Ltd.(a)	10,640	151,709
SIG plc	378,080	602,079
Sojitz Corp.	65,700	237,703
Sumitomo Corp.	66,300	1,086,837
Toromont Industries Ltd.	3,554	182,313
Toyota Tsusho Corp.	16,900	574,455
Travis Perkins plc	4,131	64,809
Yamazen Corp.	74,200	756,318
Yuasa Trading Co. Ltd.	16,000	520,279

		24,438,358

Transportation Infrastructure - 0.6%
Aena SME SA(b)	3,360	610,935
Aeroports de Paris	1,475	330,323
Ansaldo STS SpA*	2,145	31,623
ASTM SpA	7,857	214,199
Atlantia SpA	18,720	555,688
Atlas Arteria Ltd.	39,038	189,796
Auckland International Airport Ltd.	22,540	102,429
BBA Aviation plc	53,589	246,034
Enav SpA(b)	12,657	65,250
Flughafen Zurich AG (Registered)	1,576	330,482
Fraport AG Frankfurt Airport Services Worldwide	1,690	168,829
Getlink	16,112	212,932
Hamburger Hafen und Logistik AG	1,220	28,164
Hong Kong Aircraft Engineering Co. Ltd.	34,800	307,105
Hutchison Port Holdings Trust	461,700	117,733
James Fisher & Sons plc	3,402	80,415
Kamigumi Co. Ltd.	6,500	135,644
Nissin Corp.	8,100	185,531

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Transportation Infrastructure - (continued)
Port of Tauranga Ltd.	5,225	17,715
Qube Holdings Ltd.(a)	109,704	211,225
SATS Ltd.	19,000	72,438
Societa Iniziative Autostradali e Servizi SpA	4,167	74,012
Sumitomo Warehouse Co. Ltd. (The)	122,000	785,796
Sydney Airport	68,770	361,444
Transurban Group	56,928	495,147
Westshore Terminals Investment Corp.(a)	5,020	93,614

		6,024,503

Water Utilities - 0.0%(e)
Pennon Group plc	16,200	159,675
United Utilities Group plc	1,134	10,698

		170,373

Wireless Telecommunication Services - 0.9%
1&1 Drillisch AG	979	58,247
Cellcom Israel Ltd.*	21,851	124,591
Freenet AG	3,078	88,235
Hutchison Telecommunications Hong Kong Holdings Ltd.(a)	708,000	253,529
KDDI Corp.	97,900	2,722,554
M1 Ltd.(a)	121,500	146,375
Millicom International Cellular SA, SDR	415	26,591
NTT DOCOMO, Inc.	42,300	1,085,652
Okinawa Cellular Telephone Co.	10,900	417,733
Rogers Communications, Inc., Class B	15,440	786,467
SmarTone Telecommunications Holdings Ltd.	4,740	4,905
SoftBank Group Corp.	23,741	1,963,924
StarHub Ltd.(a)	137,700	173,984
Tele2 AB, Class B	8,165	109,699
Vodafone Group plc	724,800	1,768,407

		9,730,893

TOTAL COMMON STOCKS (Cost $899,359,782)		1,047,003,693

CLOSED END FUNDS - 0.1%
Capital Markets - 0.0%(e)
HBM Healthcare Investments AG Class A*	1,600	266,020

Real Estate Management & Development - 0.1%
UK Commercial Property REIT Ltd.	582,240	663,702

TOTAL CLOSED END FUNDS (Cost $840,778)		929,722

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GVC Holdings plc, CVR*‡(d)	96,369	—

Household Durables - 0.0%
Glenveagh Properties plc, expiring 8/9/2018, price 1.15 EUR*‡(d)	2,484	—

TOTAL RIGHTS (Cost $—)		—

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(f) - 1.6%
REPURCHASE AGREEMENTS - 1.6%
Citigroup Global Markets, Inc., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $14,001,348, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 2.38%, maturing 11/30/2019 - 1/31/2023; total market value $14,261,835	14,000,605	14,000,605
Citigroup Global Markets, Inc., 2.18%, dated 7/31/2018, due 8/7/2018, repurchase price $1,000,424, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 0.63%, maturing 1/15/2024 - 1/15/2028; total market value $982,540	1,000,000	1,000,000
NBC Global Finance Ltd., 2.08%, dated 7/31/2018, due 8/1/2018, repurchase price $2,300,133, collateralized by various Common Stocks; total market value $2,570,130	2,300,000	2,300,000

		17,300,605

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $17,300,605)		17,300,605

Total Investments — 100.3% (Cost $917,501,165)		1,065,234,020
Liabilities in excess of other assets — (0.3%)		(3,019,958)

Net Assets — 100.0%		1,062,214,062

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2018 (Unaudited)

(a)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $71,865,106, collateralized in the form of cash with a value of $17,300,605 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $12,434,604 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.00%, and maturity dates ranging from August 16, 2018 – May 15, 2047 and $47,189,780 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from August 22, 2018 – July 22, 2068; a total value of $76,924,989.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(d)

Security fair valued as of July 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2018 amounted to $456,665, which represents approximately 0.04% of net assets of the Fund.

(e)	Represents less than 0.05% of net assets.
(f)	The security was purchased with cash collateral held from securities on loan at July 31, 2018. The total value of securities purchased was $17,300,605.

Percentages shown are based on Net Assets.

Abbreviations

CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
CVR	Contingent Value Rights
DI	Depositary Interest
EUR	Euro
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Futures Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open futures contracts as of July 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
EURO STOXX 50 Index	110	09/21/2018	EUR	$4,536,869	$111,846
FTSE 100 Index	27	09/21/2018	GBP	2,728,191	20,247
Hang Seng Index	1	08/30/2018	HKD	181,148	1,252
S&P/TSX 60 Index	11	09/20/2018	CAD	1,654,393	42,938
SGX Nikkei 225 Index	37	09/13/2018	JPY	3,725,121	25,633
SPI 200 Index	10	09/20/2018	AUD	1,155,615	32,779
Yen Denominated Nikkei 225 Index	1	09/13/2018	JPY	101,059	2,213

					$236,908

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2018:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	372,436	Goldman Sachs & Co.	DKK	2,338,011	09/19/2018	$3,822
USD	2,900,000	Toronto-Dominion Bank (The)	JPY	318,418,550	09/19/2018	45,980
USD	2,874	Goldman Sachs & Co.	SGD	3,828	09/19/2018	59

Total unrealized appreciation						$49,861

AUD	127,519	Citibank NA	USD	97,012	09/19/2018	$(2,198)
CAD	791,897	BNP Paribas SA	USD	611,917	09/19/2018	(3,183)
CHF	15,008	BNP Paribas SA	USD	15,359	09/19/2018	(135)
EUR	2,170,652	Societe Generale	USD	2,577,245	09/19/2018	(28,159)
GBP	1,120,467	Citibank NA	USD	1,505,876	09/19/2018	(33,057)
JPY	474,377,755	Citibank NA	USD	4,325,465	09/19/2018	(73,566)
SEK	618,850	Citibank NA	USD	72,365	09/19/2018	(1,669)
USD	1,200,000	Toronto-Dominion Bank (The)	EUR	1,026,198	09/19/2018	(5,106)

Total unrealized depreciation						$(147,073)

Net unrealized depreciation						$(97,212)

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2018 (Unaudited)

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2018:

Australia	5.5%
Austria	0.4
Belgium	1.2
Canada	8.8
Denmark	1.2
Finland	1.1
France	7.3
Germany	6.4
Hong Kong	3.0
Ireland	0.5
Israel	0.9
Italy	2.5
Japan	26.4
Netherlands	2.8
New Zealand	0.4
Norway	1.3
Portugal	0.3
Singapore	1.2
Spain	2.6
Sweden	2.9
Switzerland	5.1
United Kingdom	16.9
United States	0.0 †
Other[1]	1.3

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.2%
Aerospace & Defense - 0.1%
Aselsan Elektronik Sanayi ve Ticaret A/S	16,029	88,618
AviChina Industry & Technology Co. Ltd., Class H(a)	60,000	36,854
Bharat Electronics Ltd.	17,280	29,314
Embraer SA	41,200	211,119
Hanwha Aerospace Co. Ltd.*	1,767	35,620
Korea Aerospace Industries Ltd.*	3,648	114,627
LIG Nex1 Co. Ltd.	430	13,358
United Aircraft Corp. PJSC*^	25,155,036	266,073

		795,583

Air Freight & Logistics - 0.4%
Aramex PJSC	24,595	29,127
Blue Dart Express Ltd.	318	17,186
GD Express Carrier Bhd.	51,838	6,057
Gulf Warehousing Co.	30,120	346,947
Hyundai Glovis Co. Ltd.	2,760	338,015
Kerry TJ Logistics Co. Ltd.	14,000	18,315
Pos Malaysia Bhd.	20,800	22,565
Sinotrans Ltd., Class H	3,720,000	1,720,829

		2,499,041

Airlines - 0.6%
Aegean Airlines SA	7,106	67,679
Aeroflot PJSC	40,920	80,630
Air Arabia PJSC	4,101,480	1,194,774
Air China Ltd., Class H	240,000	220,819
AirAsia Group Bhd.	200,600	175,679
Asiana Airlines, Inc.*	20,520	78,235
Azul SA (Preference)*	12,000	77,079
Bangkok Airways PCL, NVDR	52,000	20,006
Cebu Air, Inc.	338,400	448,290
China Airlines Ltd.*	360,000	116,300
China Eastern Airlines Corp. Ltd., Class H	176,000	109,675
China Southern Airlines Co. Ltd., Class H	240,000	169,131
Eva Airways Corp.	104,000	51,297
Gol Linhas Aereas Inteligentes SA (Preference)*	3,500	12,867
Grupo Aeromexico SAB de CV*	10,400	15,913
Hanjin Kal Corp.	5,520	90,795
InterGlobe Aviation Ltd.(b)	5,040	68,318
Jeju Air Co. Ltd.	172	6,527
Jet Airways India Ltd.*	1,248	5,623
Korean Air Lines Co. Ltd.	6,000	156,617
Latam Airlines Group SA	19,440	220,657
SpiceJet Ltd.*	7,072	10,193
Thai Airways International PCL, NVDR*	31,200	13,129
Turk Hava Yollari AO*	90,396	318,200

		3,728,433

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Auto Components - 1.4%
Apollo Tyres Ltd.	14,352	61,270
Asahi India Glass Ltd.	3,952	19,591
Balkrishna Industries Ltd.	5,520	97,211
Bharat Forge Ltd.	11,640	108,727
Bosch Ltd.	480	131,017
Cayman Engley Industrial Co. Ltd.	58,000	305,024
Ceat Ltd.	936	18,911
Cheng Shin Rubber Industry Co. Ltd.	120,000	185,405
China First Capital Group Ltd.*	158,000	102,687
Cub Elecparts, Inc.	2,811	28,602
Depo Auto Parts Ind Co. Ltd.*	175,000	447,589
Endurance Technologies Ltd.*(b)	1,456	29,452
Exide Industries Ltd.	15,469	63,095
Fuyao Glass Industry Group Co. Ltd., Class H(b)	27,600	100,064
Global PMX Co. Ltd.*	1,000	4,067
Halla Holdings Corp.	12,960	535,824
Hankook Tire Co. Ltd.	9,120	361,979
Hanon Systems	9,600	91,825
Hiroca Holdings Ltd.	91,000	289,818
Hota Industrial Manufacturing Co. Ltd.	9,826	41,725
Hu Lane Associate, Inc.	3,000	13,131
Hyundai Mobis Co. Ltd.	8,760	1,785,438
Hyundai Wia Corp.	2,040	85,893
Kenda Rubber Industrial Co. Ltd.	29,307	30,969
Kumho Tire Co., Inc.*	3,552	19,814
Macauto Industrial Co. Ltd.	6,000	21,167
Mahindra CIE Automotive Ltd.*	6,379	23,949
Mando Corp.	1,800	67,420
Minda Industries Ltd.	5,154	30,412
Minth Group Ltd.	42,000	158,427
Motherson Sumi Systems Ltd.	38,760	182,028
MRF Ltd.	36	41,723
Nan Kang Rubber Tire Co. Ltd.	20,000	16,561
Nemak SAB de CV(b)	62,400	51,367
Nexen Corp.	33,600	183,221
Nexen Tire Corp.	3,532	33,942
Nexteer Automotive Group Ltd.	44,000	62,576
S&T Motiv Co. Ltd.	14,880	449,599
Sebang Global Battery Co. Ltd.	11,640	330,892
SL Corp.	22,920	419,000
Sri Trang Agro-Industry PCL, NVDR*	20,800	7,002
Sundaram Finance Holdings Ltd.	1,310	2,266
Sundram Fasteners Ltd.	3,224	30,855
Tianneng Power International Ltd.	1,250,000	1,720,370
Tong Yang Industry Co. Ltd.	27,400	40,276
Tung Thih Electronic Co. Ltd.	3,000	11,171
Tupy SA	3,600	19,291
TYC Brother Industrial Co. Ltd.	309,000	305,326
WABCO India Ltd.	172	16,706
Xinyi Glass Holdings Ltd.	166,000	195,465

		9,380,140

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Automobiles - 1.7%
Astra International Tbk. PT	1,200,000	595,007
BAIC Motor Corp. Ltd., Class H(b)	240,000	199,410
Bajaj Auto Ltd.	3,720	146,446
Brilliance China Automotive Holdings Ltd.	156,000	203,569
BYD Co. Ltd., Class H(a)	35,500	200,863
China Motor Corp.	61,000	52,703
Chongqing Changan Automobile Co. Ltd., Class B	1,536,000	1,340,818
Dongfeng Motor Group Co. Ltd., Class H	346,000	347,008
DRB-Hicom Bhd.	84,000	45,875
Ford Otomotiv Sanayi A/S	11,640	139,898
Geely Automobile Holdings Ltd.	641,000	1,462,174
Great Wall Motor Co. Ltd., Class H(a)	360,000	258,285
Guangzhou Automobile Group Co. Ltd., Class H	324,400	304,261
Hero MotoCorp Ltd.	6,000	288,202
Hyundai Motor Co.	18,960	2,194,896
Hyundai Motor Co. (2nd Preference)	4,560	357,495
Hyundai Motor Co. (3rd Preference)	312	21,532
Hyundai Motor Co. (Preference)	2,280	166,722
Kia Motors Corp.	32,520	921,543
Mahindra & Mahindra Ltd.	36,720	501,093
Maruti Suzuki India Ltd.	7,200	999,442
Oriental Holdings Bhd.	10,400	16,092
Ssangyong Motor Co.*	70,320	294,506
Tata Motors Ltd.*	49,680	191,299
Tata Motors Ltd., Class A*	25,527	53,558
Tofas Turk Otomobil Fabrikasi A/S	6,639	31,106
TVS Motor Co. Ltd.	7,446	56,084
UMW Holdings Bhd.	20,800	30,701
Yadea Group Holdings Ltd.(b)	40,000	15,496
Yulon Motor Co. Ltd.	120,000	82,903

		11,518,987

Banks - 16.5%
Absa Group Ltd.	53,160	697,599
Abu Dhabi Commercial Bank PJSC	196,320	378,407
AFFIN Bank Bhd.	37,910	23,968
Agricultural Bank of China Ltd., Class H	3,360,000	1,627,088
Akbank Turk A/S	234,888	345,944
Akbank Turk A/S, ADR	20,016	60,048
Al Khalij Commercial Bank PQSC	252,240	765,518
Alior Bank SA*	7,920	157,354
Alliance Bank Malaysia Bhd.	84,000	82,863
Alpha Bank AE*	81,960	179,040
AMMB Holdings Bhd.	180,000	178,007
Axis Bank Ltd.*	106,837	857,360
Banco Bradesco SA*	109,160	810,132
Banco Bradesco SA (Preference)*	420,000	3,413,307

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
Banco Davivienda SA (Preference)	191,160	2,361,989
Banco de Bogota SA	7,200	170,701
Banco de Chile	1,626,974	252,414
Banco de Credito e Inversiones SA	2,785	191,796
Banco del Bajio SA(b)	48,000	113,267
Banco do Brasil SA*	136,800	1,183,501
Banco do Estado do Rio Grande do Sul SA (Preference), Class B	300,000	1,256,172
Banco Santander Brasil SA	24,000	233,059
Banco Santander Chile	3,806,760	312,790
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	96,000	161,655
Bancolombia SA	34,680	401,622
Bancolombia SA (Preference)	57,000	654,976
Bangkok Bank PCL, NVDR	60,000	371,506
Bank Al Habib Ltd.	1,740,000	1,180,137
Bank Alfalah Ltd.	180,000	82,668
Bank Central Asia Tbk. PT	621,900	1,003,795
Bank Danamon Indonesia Tbk. PT	135,200	61,646
Bank Handlowy w Warszawie SA	2,012	41,267
Bank Mandiri Persero Tbk. PT	1,116,000	514,660
Bank Millennium SA*	25,240	63,434
Bank Negara Indonesia Persero Tbk. PT	444,000	227,850
Bank of Ayudhya PCL, NVDR	101,000	118,395
Bank of Baroda*	83,880	187,545
Bank of China Ltd., Class H	9,600,000	4,502,017
Bank of Chongqing Co. Ltd., Class H	999,000	635,264
Bank of Communications Co. Ltd., Class H	2,686,000	1,937,361
Bank of Gansu Co. Ltd., Class H*(b)	3,000,000	986,345
Bank of the Philippine Islands	113,473	209,403
Bank of Zhengzhou Co. Ltd., Class H*(b)	1,680,000	909,885
Bank Pan Indonesia Tbk. PT*	325,900	17,515
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	249,600	35,657
Bank Pembangunan Daerah Jawa Timur Tbk. PT	12,639,400	569,737
Bank Permata Tbk. PT*	5,484,000	205,365
Bank Polska Kasa Opieki SA	9,480	289,975
Bank Rakyat Indonesia Persero Tbk. PT	3,156,000	671,908
Bank Tabungan Negara Persero Tbk. PT	552,000	90,341
Bank Zachodni WBK SA	1,920	192,596
BDO Unibank, Inc.	105,600	262,484
BIMB Holdings Bhd.	14,180	13,849
BNK Financial Group, Inc.	29,520	236,709
BOC Hong Kong Holdings Ltd.	209,000	1,012,087
Canara Bank*	26,880	111,500
Capitec Bank Holdings Ltd.	3,720	270,231
Central Bank of India*	39,520	40,277
Chang Hwa Commercial Bank Ltd.	312,668	184,860
China Banking Corp.	51,084	31,888

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
China CITIC Bank Corp. Ltd., Class H	1,477,000	946,753
China Construction Bank Corp., Class H	13,560,000	12,286,193
China Development Financial Holding Corp.	1,800,000	658,522
China Everbright Bank Co. Ltd., Class H	406,000	177,981
China Merchants Bank Co. Ltd., Class H	480,000	1,874,821
China Minsheng Banking Corp. Ltd., Class H	935,100	692,344
China Zheshang Bank Co. Ltd., Class H	136,000	69,325
Chong Hing Bank Ltd.	301,000	558,491
Chongqing Rural Commercial Bank Co. Ltd., Class H	309,000	188,618
CIMB Group Holdings Bhd.	293,310	421,385
City Union Bank Ltd.	9,675	24,249
Commercial Bank PQSC (The)	15,000	168,086
Commercial International Bank Egypt SAE	64,680	303,709
Credicorp Ltd.	3,960	904,583
Credit Agricole Egypt SAE	11,960	29,250
Credit Bank of Moscow PJSC*	844,272	66,895
CTBC Financial Holding Co. Ltd.	2,448,000	1,659,241
DCB Bank Ltd.	1,720	4,109
DGB Financial Group, Inc.	19,920	166,497
Doha Bank QPSC	19,344	135,530
Dubai Islamic Bank PJSC	205,440	281,329
E.Sun Financial Holding Co. Ltd.	603,151	420,634
East West Banking Corp.*	1,020,000	277,352
Eurobank Ergasias SA*	137,880	142,774
Far Eastern International Bank	366,555	123,925
Federal Bank Ltd.*	58,440	75,834
First Abu Dhabi Bank PJSC	352,440	1,304,925
First Financial Holding Co. Ltd.	600,000	412,556
Grupo Aval Acciones y Valores SA (Preference)	495,240	196,261
Grupo Elektra SAB de CV(a)	3,600	132,482
Grupo Financiero Banorte SAB de CV, Class O	163,100	1,135,992
Grupo Financiero Inbursa SAB de CV, Class O	108,000	177,694
Grupo Security SA	129,688	61,520
Guangzhou Rural Commercial Bank Co. Ltd., Class H(b)	1,693,000	1,100,310
Habib Bank Ltd.	84,000	120,442
Habib Metropolitan Bank Ltd.	900,000	305,644
Hana Financial Group, Inc.	37,080	1,488,305
Harbin Bank Co. Ltd., Class H(b)	5,160,000	1,137,585
Hong Leong Bank Bhd.	36,000	168,797
Hong Leong Financial Group Bhd.	12,600	56,041
Hua Nan Financial Holdings Co. Ltd.	514,911	308,637
Huishang Bank Corp. Ltd., Class H	94,600	40,988
ICICI Bank Ltd.	175,920	780,385
IDBI Bank Ltd.*	75,601	64,869

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
IDFC Bank Ltd.	56,935	33,246
Indian Bank*	9,984	52,070
IndusInd Bank Ltd.	17,640	513,141
Industrial & Commercial Bank of China Ltd., Class H	9,751,000	7,219,603
Industrial Bank of Korea	33,960	475,103
ING Bank Slaski SA	2,040	107,114
Intercorp Financial Services, Inc.(b)	1,040	44,044
Itau CorpBanca	12,999,000	136,940
Itau Unibanco Holding SA (Preference)	192,000	2,299,921
Itausa - Investimentos Itau SA	49,109	141,184
Itausa - Investimentos Itau SA (Preference)	275,011	762,811
JB Financial Group Co. Ltd.	202,800	1,078,675
Karur Vysya Bank Ltd. (The)	12,376	18,053
Kasikornbank PCL, NVDR	66,100	431,130
KB Financial Group, Inc.	50,159	2,403,369
Kiatnakin Bank PCL, NVDR	48,000	104,599
King’s Town Bank Co. Ltd.	120,000	126,217
Komercni banka A/S	4,440	192,803
Kotak Mahindra Bank Ltd.	48,000	914,597
Krung Thai Bank PCL, NVDR	444,000	253,562
Kwangju Bank Co. Ltd.	39,120	384,678
LH Financial Group PCL, NVDR	290,449	14,055
Malayan Banking Bhd.	292,656	706,262
Masraf Al Rayan QSC	21,960	233,713
mBank SA	840	98,228
MCB Bank Ltd.	60,000	100,355
Mega Financial Holding Co. Ltd.	620,000	551,872
Metropolitan Bank & Trust Co.	94,804	131,571
Moneta Money Bank A/S(b)	17,472	59,929
National Bank of Greece SA*	321,774	104,740
National Bank of Pakistan*	52,000	21,098
Nedbank Group Ltd.(a)	28,080	584,934
Oriental Bank of Commerce*	192,360	226,335
OTP Bank Nyrt	12,480	469,894
Philippine National Bank*	836,400	734,734
Piraeus Bank SA*	44,277	139,877
Postal Savings Bank of China Co. Ltd., Class H(a)(b)	480,000	321,747
Powszechna Kasa Oszczednosci Bank Polski SA*	47,400	540,544
Public Bank Bhd.	147,400	872,434
Punjab National Bank*	94,920	117,774
Qatar International Islamic Bank QSC	2,042	31,418
Qatar Islamic Bank SAQ	7,200	263,005
Qatar National Bank QPSC	13,560	651,744
RBL Bank Ltd.(b)	6,656	55,598
RHB Bank Bhd.	205,267	274,699
Rizal Commercial Banking Corp.	43,139	24,370
Sberbank of Russia PJSC	1,362,120	4,690,334
Sberbank of Russia PJSC (Preference)	126,240	369,065
Security Bank Corp.	13,750	52,561
Shengjing Bank Co. Ltd., Class H(b)	1,020,000	614,822

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
Shinhan Financial Group Co. Ltd.	59,760	2,326,508
Siam Commercial Bank PCL (The), NVDR	204,000	858,431
SinoPac Financial Holdings Co. Ltd.	1,363,900	512,342
Sociedad Matriz del Banco de Chile SA, Class B	297,840	146,137
South Indian Bank Ltd. (The)	1,448,400	385,402
Standard Bank Group Ltd.	163,832	2,549,644
State Bank of India*	102,600	439,054
Taichung Commercial Bank Co. Ltd.	222,689	73,832
Taishin Financial Holding Co. Ltd.	1,239,959	607,545
Taiwan Business Bank	360,000	118,769
Taiwan Cooperative Financial Holding Co. Ltd.	491,160	300,016
Thanachart Capital PCL, NVDR	72,000	110,911
Tisco Financial Group PCL, NVDR	20,800	48,765
TMB Bank PCL, NVDR	1,320,000	91,253
Turkiye Garanti Bankasi A/S	245,280	355,254
Turkiye Halk Bankasi A/S	55,440	78,264
Turkiye Is Bankasi A/S, Class C	153,960	159,323
Turkiye Sinai Kalkinma Bankasi A/S	2,283,960	400,123
Turkiye Vakiflar Bankasi TAO, Class D	101,520	85,203
Union Bank of India*	4,560	5,748
Union Bank of Taiwan*	231,356	78,217
Union Bank of the Philippines	16,100	25,633
Union National Bank PJSC	138,436	131,533
United Bank Ltd.	60,000	84,974
Vijaya Bank	413,880	374,437
VTB Bank PJSC	586,829,880	454,059
Woori Bank	69,240	1,046,043
Yapi ve Kredi Bankasi A/S*	314,844	135,969
Yes Bank Ltd.	101,280	543,345

		109,069,903

Beverages - 0.6%
Ambev SA (Preference)	252,000	1,302,043
Anadolu Efes Biracilik ve Malt Sanayii A/S	10,922	46,100
Arca Continental SAB de CV	25,000	165,765
Becle SAB de CV	34,400	47,879
Carabao Group PCL, NVDR	13,100	18,801
Carlsberg Brewery Malaysia Bhd.	10,400	48,968
China Resources Beer Holdings Co. Ltd.	89,107	400,843
Cia Cervecerias Unidas SA	9,000	121,997
Coca-Cola Embonor SA (Preference), Class B	4,368	11,026
Coca-Cola Femsa SAB de CV, Series L	29,200	182,627
Coca-Cola Icecek A/S	360	2,177
Distell Group Holdings Ltd.*	12,360	121,253
Embotelladora Andina SA (Preference), Class B	9,513	39,506
Emperador, Inc.	145,600	19,960

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Beverages - (continued)
Fomento Economico Mexicano SAB de CV	126,400	1,238,597
Fraser & Neave Holdings Bhd.	3,700	33,987
Heineken Malaysia Bhd.	7,700	42,923
Hey Song Corp.	2,000	2,012
Hite Jinro Co. Ltd.	1,790	29,123
Lotte Chilsung Beverage Co. Ltd.	15	18,786
Muhak Co. Ltd.	761	10,306
Tibet Water Resources Ltd.*	52,000	20,211
Tsingtao Brewery Co. Ltd., Class H	18,000	96,226
United Breweries Ltd.	3,744	59,548
United Spirits Ltd.*	16,800	143,796
Varun Beverages Ltd.	774	8,493
Vina Concha y Toro SA	19,880	42,728

		4,275,681

Biotechnology - 0.4%
3SBio, Inc.(b)	68,480	146,086
Amicogen, Inc.*	1,224	41,032
Biocon Ltd.	7,488	64,021
Celltrion, Inc.*	5,859	1,421,998
China Biologic Products Holdings, Inc.*(a)	1,300	132,574
Genexine Co. Ltd.*	650	46,368
Green Cross Cell Corp.	258	7,911
Green Cross Corp.	300	47,736
Green Cross Holdings Corp.	1,787	47,604
Hugel, Inc.*	104	44,374
iNtRON Biotechnology, Inc.*	460	14,043
Medy-Tox, Inc.	240	154,000
OBI Pharma, Inc.*	9,000	46,008
PharmaEngine, Inc.*	4,172	18,875
PharmaEssentia Corp.*	11,000	62,161
Pharmicell Co. Ltd.*	3,360	39,798
Seegene, Inc.*	999	23,308
SillaJen, Inc.*	3,663	170,928
TaiMed Biologics, Inc.*	8,000	66,898
Tanvex BioPharma, Inc.*	18,000	52,035
ViroMed Co. Ltd.*	775	138,283

		2,786,041

Building Products - 0.3%
Astral Polytechnik Ltd.	1,823	29,666
China Lesso Group Holdings Ltd.	104,000	64,013
Dynasty Ceramic PCL, NVDR	104,000	6,815
Elementia SAB de CV*(b)	10,400	7,786
IS Dongseo Co. Ltd.	24,000	603,942
Kajaria Ceramics Ltd.	2,608	16,879
KCC Corp.	360	109,096
Kyung Dong Navien Co. Ltd.	208	11,528
LG Hausys Ltd.	9,840	591,992
National Central Cooling Co. PJSC	1,114,920	561,535
Taiwan Glass Industry Corp.	56,000	30,365
Trakya Cam Sanayii A/S	47,628	42,690

		2,076,307

Capital Markets - 2.4%
B3 SA - Brasil Bolsa Balcao*	120,000	759,932
Banco BTG Pactual SA*	10,400	54,815

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Capital Markets - (continued)
Bolsa Mexicana de Valores SAB de CV	24,100	45,891
Brait SE*	54,120	177,663
Bursa Malaysia Bhd.	17,700	34,050
Capital Securities Corp.	240,000	88,195
China Bills Finance Corp.	71,000	31,773
China Cinda Asset Management Co. Ltd., Class H	1,080,000	302,785
China Everbright Ltd.	94,000	166,027
China Galaxy Securities Co. Ltd., Class H	420,000	217,302
China Huarong Asset Management Co. Ltd., Class H(b)	1,320,000	336,428
China International Capital Corp. Ltd., Class H(b)	48,000	82,700
China investment Fund International Holdings Co. Ltd.*	32,000	53,339
China Merchants Securities Co. Ltd., Class H(b)	1,512,000	1,930,668
CITIC Securities Co. Ltd., Class H	300,000	598,689
Coronation Fund Managers Ltd.	16,810	76,371
CSC Financial Co. Ltd., Class H*(b)	1,392,500	942,275
Daishin Securities Co. Ltd.	4,440	46,438
Daishin Securities Co. Ltd. (Preference)	8,400	66,230
Daou Technology, Inc.	4,800	101,694
Dubai Financial Market PJSC	67,052	17,707
Edelweiss Financial Services Ltd.	26,040	117,488
Egypt Kuwait Holding Co. SAE	78,720	89,741
Egyptian Financial Group-Hermes Holding Co.*	26,913	26,183
Everbright Securities Co. Ltd., Class H(b)	1,200,000	1,338,065
GF Securities Co. Ltd., Class H	181,400	253,821
Guotai Junan International Holdings Ltd.(a)	142,800	33,302
Guotai Junan Securities Co. Ltd., Class H(b)	48,000	99,583
Haitong Securities Co. Ltd., Class H	432,000	436,011
Hanwha Investment & Securities Co. Ltd.*	229,800	520,755
Huarong International Financial Holdings Ltd.	2,160,000	283,517
Huatai Securities Co. Ltd., Class H*(b)	96,000	150,964
IIFL Holdings Ltd.	10,800	106,132
Indiabulls Ventures Ltd.	10,413	90,790
Investec Ltd.	21,720	157,742
Jih Sun Financial Holdings Co. Ltd.	94,813	29,979
JM Financial Ltd.	11,544	19,878
JSE Ltd.	4,205	53,386
KIWOOM Securities Co. Ltd.	960	79,725
Korea Investment Holdings Co. Ltd.	2,760	176,162
Kresna Graha Investama Tbk. PT*	187,300	9,417

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Capital Markets - (continued)
Macquarie Korea Infrastructure Fund	12,967	104,904
Masterlink Securities Corp.	120,000	40,962
Meritz Securities Co. Ltd.	35,280	111,329
Mirae Asset Daewoo Co. Ltd.	23,160	168,527
Moscow Exchange MICEX-RTS PJSC	87,240	144,008
NH Investment & Securities Co. Ltd.	8,760	101,801
NH Investment & Securities Co. Ltd. (Preference)	1,352	10,853
Norte Grande SA	52,221,627	416,274
Orient Securities Co. Ltd., Class H(a)(b)	1,392,000	1,014,666
President Securities Corp.	1,320,000	605,801
PSG Konsult Ltd.	3,256	2,473
Reinet Investments SCA*	10,440	202,396
Samsung Securities Co. Ltd.	3,840	111,563
Shinyoung Securities Co. Ltd.	7,680	397,508
Sociedad de Inversiones Oro Blanco SA	1,595,152	12,838
Warsaw Stock Exchange	1,040	11,007
Waterland Financial Holdings Co. Ltd.	149,140	54,806
Yuanta Financial Holding Co. Ltd.	1,487,929	685,301
Yuanta Securities Korea Co. Ltd.*	152,160	495,117
Zeder Investments Ltd.	1,674,360	708,156

		15,603,903

Chemicals - 3.1%
AECI Ltd.	187,560	1,515,658
Aekyung Petrochemical Co. Ltd.	26,160	268,931
AK Holdings, Inc.	9,720	670,794
Akzo Nobel India Ltd.	832	22,529
Alexandria Mineral Oils Co.	34,684	21,351
Alpek SAB de CV	41,600	70,318
Asia Polymer Corp.	18,544	10,328
Asian Paints Ltd.	17,280	365,674
Barito Pacific Tbk. PT	213,400	26,860
BASF India Ltd.	836	23,619
Batu Kawan Bhd.	26,400	113,004
Bayer CropScience Ltd.	562	36,659
Berger Paints India Ltd.	10,816	49,746
Braskem SA (Preference), Class A	12,000	174,762
Castrol India Ltd.	9,090	23,107
Chambal Fertilizers and Chemicals Ltd.	5,408	11,552
China General Plastics Corp.	617,550	584,992
China Lumena New Materials Corp.*‡(c)	888,000	—
China Man-Made Fiber Corp.*	2,040,000	703,012
China Petrochemical Development Corp.*	198,700	91,516
China Steel Chemical Corp.	8,000	38,022
China Synthetic Rubber Corp.	39,901	62,561
Ciech SA	47,040	715,895
Coremax Corp.	4,000	13,981
Coromandel International Ltd.	1,898	11,764
D&L Industries, Inc.	110,800	21,240

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Chemicals - (continued)
DCM Shriram Ltd.	74,400	357,810
Dongjin Semichem Co. Ltd.	1,144	11,812
Dongyue Group Ltd.	120,000	98,023
Eastern Polymer Group PCL, NVDR	52,200	13,493
Ecopro Co. Ltd.*	624	21,309
EID Parry India Ltd.	1,204	3,995
Engro Corp. Ltd.	36,000	98,297
Engro Fertilizers Ltd.	69,500	44,405
Eternal Materials Co. Ltd.	46,010	41,180
Everlight Chemical Industrial Corp.	54,000	32,279
Fauji Fertilizer Co. Ltd.	41,500	33,364
Finolex Industries Ltd.*	3,922	32,798
Foosung Co. Ltd.*	1,768	18,334
Formosa Chemicals & Fibre Corp.	240,000	944,666
Formosa Plastics Corp.	279,000	1,025,266
Fufeng Group Ltd.(a)	2,182,000	1,006,587
Grand Pacific Petrochemical	90,000	84,079
Grupa Azoty SA	8,640	98,435
Gujarat Fluorochemicals Ltd.	1,704	18,846
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	69,840	425,030
Hansol Chemical Co. Ltd.	528	36,580
Hanwha Chemical Corp.	11,640	220,074
Himadri Speciality Chemical Ltd.	7,638	15,379
Ho Tung Chemical Corp.*	120,000	32,926
Huabao International Holdings Ltd.	47,000	28,689
Huchems Fine Chemical Corp.	2,040	57,809
Indorama Ventures PCL, NVDR	113,900	203,699
Kansai Nerolac Paints Ltd.	7,592	52,673
Kolon Industries, Inc.	2,160	118,171
Korea Petrochemical Ind Co. Ltd.	512	114,195
Kumho Petrochemical Co. Ltd.	2,280	230,313
LCY Chemical Corp.	58,000	97,570
LG Chem Ltd.	2,799	938,296
LG Chem Ltd. (Preference)	480	92,683
Lotte Chemical Corp.	2,040	655,594
Lotte Chemical Titan Holding Bhd.(b)	60,000	78,081
LOTTE Fine Chemical Co. Ltd.	2,040	112,153
Mexichem SAB de CV	60,000	209,818
Misr Fertilizers Production Co. SAE	1,204	6,342
Namhae Chemical Corp.	1,040	13,992
Nan Ya Plastics Corp.	313,000	868,024
Nantex Industry Co. Ltd.	463,230	433,512
OCI Co. Ltd.	1,080	95,386
Omnia Holdings Ltd.	2,184	21,584
Oriental Union Chemical Corp.	34,000	36,705
Petkim Petrokimya Holding A/S	56,628	51,218
Petronas Chemicals Group Bhd.	168,000	369,063
PhosAgro PJSC	1,080	39,532
PI Industries Ltd.	3,911	45,983
Pidilite Industries Ltd.	7,920	129,730
PTT Global Chemical PCL, NVDR	204,000	501,262
Rain Industries Ltd.	2,912	8,343

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Chemicals - (continued)
Sasol Ltd.	35,040	1,386,218
Scientex Bhd.	8,700	16,908
Shinkong Synthetic Fibers Corp.	61,000	26,401
Sidi Kerir Petrochemicals Co.	3,797	5,180
Sinofert Holdings Ltd.*	172,000	21,261
Sinopec Shanghai Petrochemical Co. Ltd., Class H	416,000	249,691
SK Chemicals Co. Ltd.*	600	48,112
SK Discovery Co. Ltd.	20,160	597,420
SK Materials Co. Ltd.	312	50,566
SKC Co. Ltd.	2,186	83,833
SKCKOLONPI, Inc.	520	23,754
Sociedad Quimica y Minera de Chile SA (Preference), Class B	5,640	271,565
Soda Sanayii A/S	30,857	40,166
Solar Industries India Ltd.	1,040	18,106
Songwon Industrial Co. Ltd.	187	4,413
Soulbrain Co. Ltd.	416	22,201
Supreme Industries Ltd.	1,204	21,135
Taekwang Industrial Co. Ltd.	52	68,054
Taiwan Fertilizer Co. Ltd.	37,000	51,970
Taiwan Styrene Monomer	840,000	607,761
Tata Chemicals Ltd.	6,720	67,498
TOA Paint Thailand PCL, NVDR	12,000	14,067
TSRC Corp.	34,000	35,539
UPC Technology Corp.	53,136	32,370
UPL Ltd.*	22,390	210,250
USI Corp.	1,418,527	641,752

		20,589,453

Commercial Services & Supplies - 0.2%
Blue Label Telecoms Ltd.	1,196,640	843,209
China Everbright International Ltd.	155,000	188,833
Cleanaway Co. Ltd.	3,000	18,178
Eastern Media International Corp.*	480,000	232,835
ECOVE Environment Corp.	1,000	5,667
Greentown Service Group Co. Ltd.(b)	68,000	67,072
KEPCO Plant Service & Engineering Co. Ltd.	1,144	35,231
Novus Holdings Ltd.	1	—	(d)
S-1 Corp.	1,080	83,704
Sunny Friend Environmental Technology Co. Ltd.	3,000	23,421
Taiwan Secom Co. Ltd.	11,165	32,349
Taiwan Shin Kong Security Co. Ltd.	8,240	9,959

		1,540,458

Communications Equipment - 0.3%
Accton Technology Corp.	27,000	89,959
Advanced Ceramic X Corp.	4,000	35,017
Arcadyan Technology Corp.	263,000	627,991
BYD Electronic International Co. Ltd.(a)	60,000	70,038
Sangsangin Co. Ltd.*	753	15,347
Sercomm Corp.	380,000	841,576
Wistron NeWeb Corp.	29,503	73,435

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Communications Equipment - (continued)
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H*(a)(b)	6,000	23,129
ZTE Corp., Class H*	48,000	82,088

		1,858,580

Construction & Engineering - 1.9%
BES Engineering Corp.	55,000	14,660
Budimex SA	460	15,700
CH Karnchang PCL, NVDR	737	587
China Communications Construction Co. Ltd., Class H	548,000	605,463
China Energy Engineering Corp. Ltd., Class H	720,000	95,423
China Railway Construction Corp. Ltd., Class H	240,000	289,634
China Railway Group Ltd., Class H	480,000	416,559
China State Construction International Holdings Ltd.(a)	225,750	268,985
Continental Holdings Corp.	777,000	333,754
Daelim Industrial Co. Ltd.	3,272	229,316
Daewoo Engineering & Construction Co. Ltd.*	25,680	130,391
Dilip Buildcon Ltd.(b)	1,768	20,862
Engineers India Ltd.	7,880	15,620
Gamuda Bhd.	60,000	57,122
GEK Terna Holding Real Estate Construction SA*	142,174	896,630
GMR Infrastructure Ltd.*	102,144	26,435
GS Engineering & Construction Corp.	7,560	306,144
HDC Holdings Co. Ltd.	3,003	71,407
Hyundai Engineering & Construction Co. Ltd.	9,120	476,932
IJM Corp. Bhd.	147,900	71,312
IRB Infrastructure Developers Ltd.	13,440	39,368
Kalpataru Power Transmission Ltd.	4,716	25,758
KEC International Ltd.	516	2,503
KEPCO Engineering & Construction Co., Inc.	602	11,463
Kumho Industrial Co. Ltd.	34,320	320,604
Larsen & Toubro Ltd.	19,984	379,442
Larsen & Toubro Ltd., GDR(b)	296	5,577
Malaysian Resources Corp. Bhd.	83,200	15,862
Metallurgical Corp. of China Ltd., Class H	4,920,000	1,442,052
NCC Ltd.	15,600	21,051
PP Persero Tbk. PT	4,512,000	650,829
Rich Development Co. Ltd.	1,080,000	359,835
Sadbhav Engineering Ltd.	3,224	12,880
Salfacorp SA	10,456	16,162
Samsung Engineering Co. Ltd.*	8,685	131,985
Sinopec Engineering Group Co. Ltd., Class H	2,100,000	2,140,905
Sino-Thai Engineering & Construction PCL, NVDR*	41,571	26,739
Sunway Construction Group Bhd.	25,800	12,123

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Construction & Engineering - (continued)
Taeyoung Engineering & Construction Co. Ltd.	73,080	947,267
Tekfen Holding A/S	23,760	94,382
United Integrated Services Co. Ltd.	329,000	627,608
Voltas Ltd.	5,928	49,089
Waskita Karya Persero Tbk. PT	219,600	32,285
Wijaya Karya Persero Tbk. PT	111,166	11,949
Wilson Bayly Holmes-Ovcon Ltd.	93,960	996,788

		12,717,442

Construction Materials - 1.7%
ACC Ltd.	1,926	42,958
Ambuja Cements Ltd.	31,680	106,560
Anhui Conch Cement Co. Ltd., Class H(a)	69,500	445,050
Asia Cement China Holdings Corp.	720,000	554,188
Asia Cement Co. Ltd.	2,760	333,080
Asia Cement Corp.	125,020	166,617
BBMG Corp., Class H(a)	4,080,000	1,606,596
Cahya Mata Sarawak Bhd.	32,900	25,494
Cementos Argos SA	26,160	83,299
Cementos Argos SA (Preference)	10,296	28,508
Cementos Pacasmayo SAA	4,992	11,511
CEMEX Latam Holdings SA*	7,998	20,208
Cemex SAB de CV*	804,000	598,508
Century Textiles & Industries Ltd.	1,872	25,003
Chia Hsin Cement Corp.	840,000	404,717
China National Building Material Co. Ltd., Class H	480,050	520,600
China Resources Cement Holdings Ltd.	240,000	273,424
China Shanshui Cement Group Ltd.*(c)	541,000	34,471
Corp. Moctezuma SAB de CV	24,000	100,404
Dalmia Bharat Ltd.	720	27,773
DG Khan Cement Co. Ltd.	360,000	334,537
Eagle Cement Corp.	62,400	18,683
Goldsun Building Materials Co. Ltd.*	2,040,000	659,698
Grasim Industries Ltd.	18,196	271,987
Grupo Argos SA	19,560	131,336
Grupo Argos SA (Preference)	6,000	36,134
Grupo Cementos de Chihuahua SAB de CV	12,000	77,837
Hanil Cement Co. Ltd.(c)	480	61,574
Huaxin Cement Co. Ltd., Class B	372,000	601,152
India Cements Ltd. (The)	2,408	4,110
Indocement Tunggal Prakarsa Tbk. PT	108,000	105,791
JK Lakshmi Cement Ltd.	657	3,245
Lafarge Malaysia Bhd.*	23,500	18,326
Lucky Cement Ltd.	10,400	46,267
Magnesita Refratarios SA	44,200	806,546
Maple Leaf Cement Factory Ltd.	360,000	157,342
POSCO Chemtech Co. Ltd.	1,144	50,468
PPC Ltd.*	54,720	26,652
Prism Johnson Ltd.*	10,157	16,090

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Construction Materials - (continued)
Qatar National Cement Co. QSC	360	5,593
Qatari Investors Group QSC	1,720	14,512
Ramco Cements Ltd. (The)	3,536	37,017
Semen Baturaja Persero Tbk. PT	86,000	19,204
Semen Indonesia Persero Tbk. PT	180,000	94,868
Shree Cement Ltd.	480	119,101
Siam Cement PCL (The), NVDR	36,000	484,761
Siam City Cement PCL, NVDR	4,700	33,622
Ssangyong Cement Industrial Co. Ltd.	6,660	31,316
Taiwan Cement Corp.	225,200	289,463
Tipco Asphalt PCL, NVDR	41,600	18,506
Titan Cement Co. SA*	5,292	128,482
TPI Polene PCL, NVDR	377,200	21,541
T’way Holdings, Inc.*	59,520	229,854
UltraTech Cement Ltd.	5,640	344,865
Union Andina de Cementos SAA	32,705	28,467
Waskita Beton Precast Tbk. PT	490,200	14,550
West China Cement Ltd.	4,320,000	759,715

		11,512,181

Consumer Finance - 0.7%
AEON Credit Service M Bhd.	4,400	16,193
AEON Thana Sinsap Thailand PCL, NVDR	3,500	17,674
AU Small Finance Bank Ltd.(b)	2,288	21,480
Bajaj Finance Ltd.	9,720	382,345
Capital First Ltd.	1,376	10,898
Cholamandalam Investment and Finance Co. Ltd.	1,997	41,656
Chong Sing Holdings FinTech Group Ltd.*(a)	960,000	73,402
Gentera SAB de CV(a)	1,812,000	1,955,822
KRUK SA	858	51,011
Krungthai Card PCL, NVDR	62,000	53,577
Mahindra & Mahindra Financial Services Ltd.	15,523	116,299
Manappuram Finance Ltd.	18,492	28,418
Muangthai Capital PCL, NVDR	39,400	47,666
Muthoot Finance Ltd.	3,784	22,320
Safmar Financial Investment	91,339	1,065,664
Samsung Card Co. Ltd.	3,360	106,328
Shriram City Union Finance Ltd.	1,537	43,032
Shriram Transport Finance Co. Ltd.	8,880	178,950
Srisawad Corp. PCL, NVDR	24,821	28,909
Sundaram Finance Ltd.	1,310	28,610
Transaction Capital Ltd.	17,028	22,346
Unifin Financiera SAB de CV SOFOM ENR	4,600	12,785
Yixin Group Ltd.*(b)	180,000	66,750
Yulon Finance Corp.	11,000	40,243

		4,432,378

Containers & Packaging - 0.7%
Beijing Enterprises Clean Energy Group Ltd.*	3,777,142	84,716
Cheng Loong Corp.	1,783,000	1,004,663
CPMC Holdings Ltd.	960,000	429,404
Dongwon Systems Corp.	344	10,317

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Containers & Packaging - (continued)
Greatview Aseptic Packaging Co. Ltd.	40,000	25,997
Klabin SA	48,000	258,102
Lock&Lock Co. Ltd.	728	13,504
Nampak Ltd.*	1,089,360	1,249,973
Taiwan Hon Chuan Enterprise Co. Ltd.	480,000	835,696
Vitro SAB de CV, Series A	228,000	724,360
Youyuan International Holdings Ltd.*	720,000	286,270

		4,923,002

Distributors - 0.1%
Dah Chong Hong Holdings Ltd.	1,440,000	682,643
Imperial Holdings Ltd.	13,080	213,084
Inscobee, Inc.*	5,160	34,457
Inter Cars SA	402	29,738

		959,922

Diversified Consumer Services - 0.2%
Advtech Ltd.	41,880	50,197
China Education Group Holdings Ltd.*(b)	31,000	51,198
China Maple Leaf Educational Systems Ltd.	56,000	48,027
China Yuhua Education Corp. Ltd.(a)(b)	66,000	49,287
Curro Holdings Ltd.*(a)	7,904	18,615
Daekyo Co. Ltd.	1,248	8,278
Estacio Participacoes SA	16,600	114,669
Fu Shou Yuan International Group Ltd.	42,000	38,750
Kroton Educacional SA	84,000	252,672
Lung Yen Life Service Corp.	14,000	26,432
Ser Educacional SA(b)	72,000	339,047
Virscend Education Co. Ltd.(b)	67,000	40,727
Wisdom Education International Holdings Co. Ltd.(b)	40,000	35,631

		1,073,530

Diversified Financial Services - 1.4%
Aditya Birla Capital Ltd.*	14,160	30,246
Al Waha Capital PJSC	1,590,360	779,344
Alexander Forbes Group Holdings Ltd.	1,488,360	571,539
Amanat Holdings PJSC	49,192	16,071
Ayala Corp.	14,400	270,890
Bajaj Holdings & Investment Ltd.	1,560	66,061
Bank of Greece	9,723	167,802
Chailease Holding Co. Ltd.	64,260	209,904
China Shandong Hi-Speed Financial Group Ltd.*	474,000	13,893
Corp. Financiera Colombiana SA*	4,814	39,588
Far East Horizon Ltd.	120,000	115,609
FirstRand Ltd.	207,120	1,095,311
Fubon Financial Holding Co. Ltd.	904,000	1,497,119
Grupo de Inversiones Suramericana SA	25,560	319,360
Grupo de Inversiones Suramericana SA (Preference)	12,441	149,761
GT Capital Holdings, Inc.	11,789	215,334

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Diversified Financial Services - (continued)
Haci Omer Sabanci Holding A/S	149,280	258,176
Hankook Tire Worldwide Co. Ltd.	2,460	40,683
IDFC Ltd.	1,382,400	942,276
IGB Bhd.*	516,000	370,022
Inversiones La Construccion SA	3,744	62,129
L&T Finance Holdings Ltd.	25,376	65,118
Meritz Financial Group, Inc.	4,139	46,250
Metro Pacific Investments Corp.	804,000	71,308
NICE Holdings Co. Ltd.	31,800	453,413
Power Finance Corp. Ltd.	51,840	65,985
PSG Group Ltd.	5,400	96,055
Reliance Capital Ltd.	15,600	95,973
Remgro Ltd.	31,080	515,289
RMB Holdings Ltd.	45,960	289,084
Rural Electrification Corp. Ltd.	66,720	113,768
TI Financial Holdings Ltd.	3,206	29,360

		9,072,721

Diversified Telecommunication Services - 1.4%
Asia Pacific Telecom Co. Ltd.*	104,000	27,041
Bharti Infratel Ltd.	33,360	139,425
China Communications Services Corp. Ltd., Class H	4,188,000	2,652,474
China Telecom Corp. Ltd., Class H	1,742,000	823,588
China Unicom Hong Kong Ltd.	340,000	418,980
Chunghwa Telecom Co. Ltd.	223,000	772,130
CITIC Telecom International Holdings Ltd.	2,400,000	678,973
Emirates Telecommunications Group Co. PJSC	101,640	480,093
Hellenic Telecommunications Organization SA	18,245	236,958
Jasmine International PCL, NVDR	76,400	12,400
LG Uplus Corp.	27,000	371,698
Link Net Tbk. PT	31,200	9,152
Magyar Telekom Telecommunications plc	51,120	73,857
O2 Czech Republic A/S	3,092	36,625
Oi SA*	511,100	402,714
Oi SA (Preference)*	288,000	210,826
Ooredoo QPSC	13,680	264,132
Orange Polska SA*	33,592	45,749
Rostelecom PJSC	116,520	131,277
Rostelecom PJSC (Preference)	15,392	15,292
Tata Communications Ltd.*	5,003	42,206
Telecom Egypt Co.	37,657	29,519
Telefonica Brasil SA (Preference)	24,000	262,319
Telekom Malaysia Bhd.	60,000	58,598
Telekomunikasi Indonesia Persero Tbk. PT	2,940,000	727,864
Telesites SAB de CV*	60,200	44,459
Telkom SA SOC Ltd.	39,480	151,877
TIME dotCom Bhd.	18,200	36,713
True Corp. PCL, NVDR	636,000	119,477

		9,276,416

Electric Utilities - 1.1%
Adani Transmission Ltd.*	14,456	35,799
Alupar Investimento SA	3,500	15,233
Celsia SA ESP	11,648	18,101

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electric Utilities - (continued)
Centrais Eletricas Brasileiras SA*	18,900	86,887
Centrais Eletricas Brasileiras SA (Preference), Class B*	12,000	61,587
CESC Ltd.	4,160	57,290
CEZ A/S	9,360	245,710
Cia de Transmissao de Energia Eletrica Paulista (Preference)	4,900	80,009
Cia Energetica de Minas Gerais (Preference)	108,000	236,604
Cia Paranaense de Energia	6,600	33,381
Cia Paranaense de Energia (Preference)	8,600	46,930
EDP - Energias do Brasil SA	36,000	130,808
Enea SA*	28,560	74,824
Enel Americas SA	3,720,240	654,798
Enel Chile SA	3,924,120	415,538
ENEL RUSSIA PJSC	10,978,800	216,242
Energa SA*	25,680	62,854
Energisa SA	14,100	113,764
Engie Energia Chile SA	15,830	32,148
Equatorial Energia SA	8,500	138,588
Federal Grid Co. Unified Energy System PJSC	34,396,800	93,933
First Philippine Holdings Corp.	400,800	471,707
Holding Co. ADMIE IPTO SA*	20,180	40,187
Inter RAO UES PJSC	4,490,520	298,121
Interconexion Electrica SA ESP	52,680	258,909
Korea District Heating Corp.	5,040	294,205
Korea Electric Power Corp.	32,160	957,340
Light SA	114,500	398,669
Manila Electric Co.	15,600	111,510
Mosenergo PJSC	880,464	33,886
PGE Polska Grupa Energetyczna SA*	89,040	239,362
Power Grid Corp. of India Ltd.	87,600	232,838
Public Power Corp. SA*	22,308	46,330
Reliance Infrastructure Ltd.	16,800	97,722
ROSSETI PJSC	2,682,436	32,982
RusHydro PJSC	17,642,760	191,929
Tata Power Co. Ltd. (The)	50,856	55,278
Tauron Polska Energia SA*	78,960	48,585
Tenaga Nasional Bhd.	168,000	648,029
TGC-1 PJSC	1,060,781,760	162,354
Torrent Power Ltd.	5,978	20,958
Transmissora Alianca de Energia Eletrica SA	17,600	94,684

		7,586,613

Electrical Equipment - 0.4%
ABB India Ltd.	2,058	36,558
AcBel Polytech, Inc.*	720,000	458,614
Amara Raja Batteries Ltd.	2,733	32,828
Bharat Heavy Electricals Ltd.	37,473	40,458
Bizlink Holding, Inc.	5,103	32,504
CG Power and Industrial Solutions Ltd.*	12,473	11,648
China High Speed Transmission Equipment Group Co. Ltd.	20,000	24,901

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electrical Equipment - (continued)
Doosan Heavy Industries & Construction Co. Ltd.*	8,040	108,168
ElSewedy Electric Co.	8,798	91,724
Finolex Cables Ltd.	2,600	23,484
GE T&D India Ltd.	3,640	14,836
Graphite India Ltd.	2,600	38,435
Gunkul Engineering PCL, NVDR	120,400	10,857
Havells India Ltd.	15,120	139,855
HEG Ltd.	499	31,261
Korea Electric Terminal Co. Ltd.	10,080	415,401
Kung Long Batteries Industrial Co. Ltd.*	5,000	24,989
LS Corp.	3,600	241,362
LS Industrial Systems Co. Ltd.	608	39,405
Shanghai Electric Group Co. Ltd., Class H(a)	54,000	18,098
Shihlin Electric & Engineering Corp.	26,000	34,056
Sterlite Technologies Ltd.	5,616	28,225
Taihan Electric Wire Co. Ltd.*	7,800	8,158
Teco Electric and Machinery Co. Ltd.	120,000	87,607
V-Guard Industries Ltd.	1,032	3,226
Voltronic Power Technology Corp.	3,323	57,746
Walsin Lihwa Corp.	312,000	211,981
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(a)	24,000	30,554
Zhuzhou CRRC Times Electric Co. Ltd., Class H	31,900	191,266

		2,488,205

Electronic Equipment, Instruments & Components - 3.7%
AAC Technologies Holdings, Inc.	42,500	541,598
Asia Optical Co., Inc.	13,000	37,921
AU Optronics Corp.	1,130,000	487,228
Aurora Corp.	4,900	14,181
BH Co. Ltd.*	42,000	927,368
Career Technology MFG. Co. Ltd.	11,000	19,582
Chang Wah Electromaterials, Inc.	56,000	225,910
Cheng Uei Precision Industry Co. Ltd.	600,000	648,723
Chilisin Electronics Corp.*	11,000	45,633
China Railway Signal & Communication Corp. Ltd., Class H(b)	81,008	57,397
China Youzan Ltd.*	232,000	27,791
Chin-Poon Industrial Co. Ltd.	480,000	596,590
Chroma ATE, Inc.	20,000	112,694
Chunghwa Precision Test Tech Co. Ltd.	1,000	25,479
Compeq Manufacturing Co. Ltd.	137,000	136,042
Concraft Holding Co. Ltd.	3,355	30,411
Coretronic Corp.	692,000	1,075,952
Co-Tech Development Corp.	360,000	454,498
Daeduck Electronics Co.	59,280	450,966
Delta Electronics Thailand PCL, NVDR	25,200	52,831
Delta Electronics, Inc.	120,000	417,456
E Ink Holdings, Inc.	48,000	61,540

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electronic Equipment, Instruments & Components - (continued)
Egis Technology, Inc.	2,000	8,819
Elite Material Co. Ltd.	40,000	114,980
FLEXium Interconnect, Inc.	37,138	131,015
Flytech Technology Co. Ltd.	3,235	8,179
Foxconn Technology Co. Ltd.	120,000	297,511
General Interface Solution Holding Ltd.	24,000	162,671
Genius Electronic Optical Co. Ltd.	3,000	47,380
G-treeBNT Co. Ltd.*	525	14,150
Hana Microelectronics PCL, NVDR	22,400	24,238
HannStar Display Corp.	360,000	105,011
Hollysys Automation Technologies Ltd.	2,100	48,720
Holy Stone Enterprise Co. Ltd.	4,000	28,026
Hon Hai Precision Industry Co. Ltd.	1,947,900	5,332,006
Honeywell Automation India Ltd.	104	29,899
Iljin Materials Co. Ltd.	936	44,430
Inari Amertron Bhd.	78,000	47,011
Innolux Corp.	1,080,000	405,697
Interflex Co. Ltd.*	19,440	318,019
KCE Electronics PCL, NVDR	27,600	34,220
Kingboard Holdings Ltd.	74,500	259,658
Kingboard Laminates Holdings Ltd.(a)	105,500	126,108
Kingpak Technology, Inc.*	2,000	12,282
L&F Co. Ltd.	574	26,169
Largan Precision Co. Ltd.	6,000	1,009,342
LG Display Co. Ltd.	11,280	214,276
LG Innotek Co. Ltd.	907	132,160
Lotes Co. Ltd.	3,000	20,579
Merry Electronics Co. Ltd.*	10,000	53,244
Pan-International Industrial Corp.	727,000	495,131
Partron Co. Ltd.	1,768	11,127
Posiflex Technology, Inc.*	8,000	29,398
Redington India Ltd.	426,480	671,561
Samsung Electro-Mechanics Co. Ltd.	3,360	461,056
Samsung SDI Co. Ltd.	3,240	663,264
SFA Engineering Corp.	2,640	86,493
Simplo Technology Co. Ltd.	23,200	134,514
Sinbon Electronics Co. Ltd.	3,253	9,436
Sunny Optical Technology Group Co. Ltd.	39,400	650,211
Supreme Electronics Co. Ltd.*	667,000	752,755
Synnex Technology International Corp.	169,000	240,963
Taiwan Union Technology Corp.	9,000	34,543
Telcon RF Pharmaceutical, Inc.*	4,800	31,795
Thinking Electronic Industrial Co. Ltd.	12,000	33,671
Tong Hsing Electronic Industries Ltd.	6,000	19,893
Tongda Group Holdings Ltd.(a)	6,900,000	1,389,294
TPK Holding Co. Ltd.	45,000	89,077
Tripod Technology Corp.	24,000	66,166
Unimicron Technology Corp.	75,000	39,810

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electronic Equipment, Instruments & Components - (continued)
Unitech Printed Circuit Board Corp.*	960,000	664,794
VS Industry Bhd.	2,280,000	942,288
Wah Lee Industrial Corp.	305,000	534,004
Walsin Technology Corp.	16,378	185,639
Wintek Corp.*‡(c)	64,000	—
WPG Holdings Ltd.*	190,000	263,458
WT Microelectronics Co. Ltd.	56,182	82,858
Yageo Corp.	15,575	397,337
Zhen Ding Technology Holding Ltd.	66,150	155,576

		24,639,703

Energy Equipment & Services - 0.4%
Bumi Armada Bhd.*	145,600	25,610
China Oilfield Services Ltd., Class H	96,000	88,083
Dialog Group Bhd.	264,000	215,616
Gulf International Services QSC*	8,280	38,751
Sapura Energy Bhd.*	5,436,000	809,048
Serba Dinamik Holdings Bhd.	25,800	24,753
Sinopec Oilfield Service Corp., Class H*(a)	3,600,000	490,879
TMK PJSC	564,600	636,558
Wison Engineering Services Co. Ltd.*	1,440,000	225,712
Yinson Holdings Bhd.	34,400	39,012

		2,594,022

Equity Real Estate Investment Trusts (REITs) - 0.9%
Arrowhead Properties Ltd.	1,762,320	803,210
Concentradora Fibra Danhos SA de CV	41,600	68,334
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	164,160	58,856
Fibra Uno Administracion SA de CV	168,000	241,659
Fortress REIT Ltd., Class A	130,920	155,020
Fortress REIT Ltd., Class B(a)	129,120	144,017
Grivalia Properties REIC AE	2,704	27,114
Growthpoint Properties Ltd.	165,281	329,963
Hyprop Investments Ltd.	14,400	112,891
IGB REIT	68,800	29,619
Investec Property Fund Ltd.	984,205	1,112,032
KLCCP Stapled Group	18,100	34,285
Korea Asset In Trust Co. Ltd.	77,280	380,649
Pavilion REIT	46,200	18,639
PLA Administradora Industrial S de RL de CV*	25,800	40,029
Prologis Property Mexico SA de CV	10,400	20,640
Redefine Properties Ltd.	310,440	251,931
Resilient REIT Ltd.	49,176	194,095
SA Corporate Real Estate Ltd.	4,512,840	1,543,470
Sunway REIT	39,400	16,768
Vukile Property Fund Ltd.	32,833	48,978
YTL Hospitality REIT	43,000	12,588
Yuexiu REIT	94,000	63,847

		5,708,634

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food & Staples Retailing - 1.0%
Al Meera Consumer Goods Co. QSC	199	8,843
Almacenes Exito SA	24,840	139,621
Atacadao Distribuicao Comercio e Industria Ltda*	15,300	63,698
Avenue Supermarts Ltd.*(b)	3,848	92,847
Berli Jucker PCL	500	857
Berli Jucker PCL, NVDR	71,500	122,498
BGF retail Co. Ltd.	600	90,645
Bid Corp. Ltd.	19,920	400,750
BIM Birlesik Magazalar A/S	11,040	159,224
Cencosud SA	78,360	213,979
Cia Brasileira de Distribuicao (Preference)*	8,700	192,566
Clicks Group Ltd.	13,440	198,295
Cosco Capital, Inc.	4,848,000	556,874
CP ALL PCL, NVDR	264,000	595,131
Dino Polska SA*(b)	1,806	49,488
Dis-Chem Pharmacies Ltd.(a)(b)	17,784	39,454
Dongsuh Cos., Inc.	2,427	55,324
E-MART, Inc.	1,200	234,390
Eurocash SA	4,433	22,428
Grupo Comercial Chedraui SA de CV	10,400	25,528
GS Retail Co. Ltd.	1,264	37,570
Hyundai Greenfood Co. Ltd.	2,808	34,013
InRetail Peru Corp.*(b)	1,980	51,084
Magnit PJSC	8,317	550,224
Massmart Holdings Ltd.	5,304	47,680
Philippine Seven Corp.*	12,771	27,656
Pick n Pay Stores Ltd.	21,240	120,788
President Chain Store Corp.	36,000	395,701
Puregold Price Club, Inc.	86,860	74,012
Raia Drogasil SA*	12,000	237,531
Robinsons Retail Holdings, Inc.	25,190	40,509
Shoprite Holdings Ltd.	27,000	448,696
SMU SA*	125,632	37,600
SPAR Group Ltd. (The)	11,280	164,979
Sun Art Retail Group Ltd.	130,000	165,665
Taiwan TEA Corp.	8,000	4,037
Wal-Mart de Mexico SAB de CV	300,000	875,127

		6,575,312

Food Products - 2.5%
Alicorp SAA	26,859	96,303
Astra Agro Lestari Tbk. PT	20,800	15,687
Avanti Feeds Ltd.	2,250	15,881
AVI Ltd.	17,640	147,463
Binggrae Co. Ltd.	321	17,275
Boustead Plantations Bhd.	60,200	18,956
BRF SA*	36,600	220,673
Britannia Industries Ltd.	1,920	183,142
Camil Alimentos SA*	240,000	404,403
Century Pacific Food, Inc.	17,700	5,166
Charoen Pokphand Enterprise	306,000	581,734
Charoen Pokphand Foods PCL, NVDR	206,300	168,971

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food Products - (continued)
Charoen Pokphand Indonesia Tbk. PT	368,400	115,476
China Agri-Industries Holdings Ltd.	240,000	95,117
China Foods Ltd.	46,789	24,387
China Huishan Dairy Holdings Co. Ltd.*‡(c)	158,000	—
China Huiyuan Juice Group Ltd.*(c)	24,000	6,178
China Mengniu Dairy Co. Ltd.*	156,000	483,080
China Modern Dairy Holdings Ltd.*	185,000	30,884
China Shengmu Organic Milk Ltd.*(b)	6,960,000	439,038
CJ CheilJedang Corp.	1,320	398,838
CJ CheilJedang Corp. (Preference)	104	12,086
CP Pokphand Co. Ltd.	720,000	68,815
Daesang Corp.	34,560	760,002
Dali Foods Group Co. Ltd.(b)	120,000	100,623
Dongwon F&B Co. Ltd.	79	18,750
Dongwon Industries Co. Ltd.	240	68,225
Dutch Lady Milk Industries Bhd.	700	11,520
Easy Bio, Inc.	69,600	475,344
Edita Food Industries SAE(c)	27,033	28,567
Farmsco	688	7,104
FGV Holdings Bhd.	106,100	45,155
Genting Plantations Bhd.	10,400	23,921
GlaxoSmithKline Consumer Healthcare Ltd.	442	41,793
Great Wall Enterprise Co. Ltd.	72,800	94,525
Gruma SAB de CV, Class B	11,400	147,389
Grupo Bimbo SAB de CV, Series A	108,000	229,556
Grupo Nutresa SA	16,080	149,933
Haitai Confectionery & Foods Co. Ltd.	946	10,909
Harim Holdings Co. Ltd.	3,240	35,335
Hatsun Agro Products Ltd.	2,184	20,819
Health and Happiness H&H International Holdings Ltd.*	10,000	74,295
Indofood CBP Sukses Makmur Tbk. PT	111,600	67,525
Indofood Sukses Makmur Tbk. PT	252,000	110,971
Industrias Bachoco SAB de CV, Series B	7,300	36,173
IOI Corp. Bhd.	168,000	190,937
Japfa Comfeed Indonesia Tbk. PT	7,418,600	1,106,102
JBS SA	120,000	288,129
Kernel Holding SA	5,304	73,541
KRBL Ltd.	2,726	13,744
Kuala Lumpur Kepong Bhd.	17,600	107,202
Lien Hwa Industrial Corp.	51,660	66,655
Lotte Food Co. Ltd.	16	12,644
M Dias Branco SA*	6,500	66,390
Marfrig Global Foods SA*	14,400	31,432
Mayora Indah Tbk. PT	197,600	42,343
Multiexport Foods SA	976,433	482,268
Namchow Holdings Co. Ltd.	6,000	11,132
Namyang Dairy Products Co. Ltd.	35	20,055

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food Products - (continued)
Naturecell Co. Ltd.*	2,520	16,220
Nestle India Ltd.	1,320	202,666
Nestle Malaysia Bhd.	2,300	83,513
Nong Shim Holdings Co. Ltd.	134	11,679
NongShim Co. Ltd.	208	54,666
Oceana Group Ltd.	3,395	20,271
Orion Corp.	1,440	171,850
Orion Holdings Corp.	4,440	89,899
Ottogi Corp.	94	74,114
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	122,600	8,545
Pioneer Foods Group Ltd.(a)	6,240	55,260
PPB Group Bhd.	28,680	116,413
Pulmuone Co. Ltd.	3,000	360,703
QL Resources Bhd.	49,530	73,107
RCL Foods Ltd.	491,400	643,383
Salim Ivomas Pratama Tbk. PT	6,060,000	200,879
Samyang Corp.	6,000	419,971
Samyang Foods Co. Ltd.	86	6,512
Samyang Holdings Corp.	10,680	1,088,383
San Miguel Food and Beverage, Inc.	9,690	12,645
Sao Martinho SA	7,300	37,893
Sarawak Oil Palms Bhd.	456,000	347,749
Sawit Sumbermas Sarana Tbk. PT	135,700	11,622
Sime Darby Plantation Bhd.	180,000	232,472
SLC Agricola SA	3,800	53,510
SPC Samlip Co. Ltd.	191	18,952
Standard Foods Corp.	17,652	34,135
Taokaenoi Food & Marketing PCL, Class R, NVDR	48,800	22,882
Tata Global Beverages Ltd.	12,584	45,300
Thai Union Group PCL, NVDR	114,400	56,392
Thai Vegetable Oil PCL, NVDR	15,570	13,689
Tiger Brands Ltd.	9,120	243,687
Tingyi Cayman Islands Holding Corp.	110,000	254,283
Tongaat Hulett Ltd.	185,040	1,193,410
Ulker Biskuvi Sanayi A/S*	9,138	32,539
Uni-President China Holdings Ltd.	69,000	79,753
Uni-President Enterprises Corp.	286,000	754,844
United Plantations Bhd.	3,700	24,576
Universal Robina Corp.	52,800	127,265
Want Want China Holdings Ltd.	380,000	314,280
Yashili International Holdings Ltd.*	34,000	6,846
Yihai International Holding Ltd.	9,000	20,415
Zhou Hei Ya International Holdings Co. Ltd.(a)(b)	43,000	31,453

		16,289,187

Gas Utilities - 0.7%
Aygaz A/S	166,320	351,003
Beijing Enterprises Holdings Ltd.	62,000	301,422
China Gas Holdings Ltd.	133,640	541,566
China Resources Gas Group Ltd.	42,000	199,104
China Tian Lun Gas Holdings Ltd.	604,500	761,099
Cia de Gas de Sao Paulo - COMGAS (Preference), Class A	7	111

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Gas Utilities - (continued)
ENN Energy Holdings Ltd.	43,000	437,554
GAIL India Ltd.	32,958	180,272
Grupo Energia Bogota SA ESP	98,072	68,227
Gujarat Gas Ltd.	774	8,895
Gujarat State Petronet Ltd.	8,528	24,619
Indraprastha Gas Ltd.	20,760	92,001
Infraestructura Energetica Nova SAB de CV	29,200	142,502
Korea Gas Corp.*	3,840	200,127
Mahanagar Gas Ltd.(b)	1,456	19,356
Perusahaan Gas Negara Persero Tbk.	2,760,000	325,382
Petronas Gas Bhd.	26,700	123,089
SUI Northern Gas Pipeline	623,900	492,068
Towngas China Co. Ltd.*	58,339	57,989
Zhongyu Gas Holdings Ltd.	52,000	58,778

		4,385,164

Health Care Equipment & Supplies - 0.1%
Dentium Co. Ltd.	344	27,984
DIO Corp.*	520	16,177
Ginko International Co. Ltd.*	3,000	23,764
Hartalega Holdings Bhd.	96,000	145,240
Kossan Rubber Industries	34,400	37,150
Lifetech Scientific Corp.*	82,000	23,094
Microport Scientific Corp.	11,035	12,726
Osstem Implant Co. Ltd.*	612	28,449
Pihsiang Machinery Manufacturing Co. Ltd.*(c)	5,000	2,825
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	76,000	58,110
St Shine Optical Co. Ltd.	3,000	65,950
Top Glove Corp. Bhd.	41,600	103,770
Value Added Technology Co. Ltd.	510	14,338
Yestar Healthcare Holdings Co. Ltd.	75,000	23,894

		583,471

Health Care Providers & Services - 0.3%
Apollo Hospitals Enterprise Ltd.	5,520	76,611
Bangkok Chain Hospital PCL, NVDR	72,800	35,667
Bangkok Dusit Medical Services PCL, NVDR	252,000	200,721
Bumrungrad Hospital PCL, NVDR	18,800	102,561
Celltrion Healthcare Co. Ltd.*	2,685	219,140
Chabiotech Co. Ltd.*	1,560	19,593
China Resources Phoenix Healthcare Holdings Co. Ltd.	30,000	27,870
Chularat Hospital PCL, NVDR	183,100	12,548
Dr Lal PathLabs Ltd.(b)	430	5,893
Fleury SA	7,200	52,477
Fortis Healthcare Ltd.*	9,651	19,651
Global Cord Blood Corp.	2,900	22,649
IHH Healthcare Bhd.	144,000	209,358
Instituto Hermes Pardini SA	1,800	8,826
KPJ Healthcare Bhd.	145,424	37,563
Life Healthcare Group Holdings Ltd.	78,283	143,433
Medipost Co. Ltd.*	223	16,546

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Health Care Providers & Services - (continued)
Mitra Keluarga Karyasehat Tbk. PT*(b)	312,000	43,273
Narayana Hrudayalaya Ltd.*(b)	946	3,583
Netcare Ltd.	79,261	163,620
Odontoprev SA	12,000	42,581
Qualicorp Consultoria e Corretora de Seguros SA	12,000	64,046
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	115,300	305,619
Siloam International Hospitals Tbk. PT*	32,500	7,032
Sinopharm Group Co. Ltd., Class H	67,600	286,005
Universal Medical Financial & Technical Advisory Services Co. Ltd.(b)	88,500	71,728
Vibhavadi Medical Center PCL, NVDR	382,700	27,607

		2,226,201

Health Care Technology - 0.0%(e)
Alibaba Health Information Technology Ltd.*	160,000	163,932

Hotels, Restaurants & Leisure - 0.7%
Alsea SAB de CV	24,300	83,726
AmRest Holdings SE*	411	49,005
Berjaya Sports Toto Bhd.	1,476,000	856,915
Bloomberry Resorts Corp.	239,200	47,205
Central Plaza Hotel PCL	1,600	2,104
Central Plaza Hotel PCL, NVDR	31,200	41,028
China Travel International Investment Hong Kong Ltd.	120,200	48,251
Coffee Day Enterprises Ltd.*(b)	1,720	6,715
CVC Brasil Operadora e Agencia de Viagens SA	7,800	91,566
Delta Corp. Ltd.	1,376	5,139
EIH Ltd.	3,182	7,824
Famous Brands Ltd.*	4,669	40,232
Formosa International Hotels Corp.	2,311	10,795
Genting Bhd.	120,000	258,303
Genting Malaysia Bhd.	192,000	238,996
Gourmet Master Co. Ltd.	4,868	43,808
Grand Korea Leisure Co. Ltd.	1,040	22,917
Haichang Ocean Park Holdings Ltd.*(b)	49,000	12,176
Hana Tour Service, Inc.	403	28,064
Huayi Tencent Entertainment Co. Ltd.*	400,000	19,880
Indian Hotels Co. Ltd. (The)	22,940	44,484
Jollibee Foods Corp.	26,400	134,225
Jubilant Foodworks Ltd.	4,440	90,948
Kangwon Land, Inc.	6,960	161,766
Magnum Bhd.	1,464,000	792,325
Melco Resorts And Entertainment Philippines Corp.*	17,200	2,232
Minor International PCL, NVDR	144,000	164,472

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Hotels, Restaurants & Leisure - (continued)
MK Restaurants Group PCL, NVDR	10,400	23,288
Modetour Network, Inc.	520	11,714
OPAP SA	13,200	147,419
Orbis SA	832	20,341
Paradise Co. Ltd.	2,112	33,229
Thomas Cook India Ltd.*	2,244	8,597
Tsogo Sun Holdings Ltd.	61,680	102,464
Wowprime Corp.	7,000	19,664
Xiabuxiabu Catering Management China Holdings Co. Ltd.(b)	11,500	24,826
Yum China Holdings, Inc.	22,400	808,192

		4,504,835

Household Durables - 1.0%
AmTRAN Technology Co. Ltd.*	1,320,000	564,840
Arcelik A/S	6,720	17,262
Coway Co. Ltd.	3,120	261,615
Crompton Greaves Consumer Electricals Ltd.	26,160	92,723
Cyrela Brazil Realty SA Empreendimentos e Participacoes	17,300	53,374
Dom Development SA	13,653	273,310
Ez Tec Empreendimentos e Participacoes SA	2,900	13,370
Haier Electronics Group Co. Ltd.*	74,000	215,951
Hanssem Co. Ltd.	650	56,014
Hyundai Livart Furniture Co. Ltd.	21,840	436,351
Kinpo Electronics	2,280,000	755,929
LG Electronics, Inc.	13,080	874,611
LG Electronics, Inc. (Preference)	2,280	61,960
MRV Engenharia e Participacoes SA	24,000	84,394
Nien Made Enterprise Co. Ltd.	8,000	69,119
PIK Group PJSC*	33,871	185,918
Skyworth Digital Holdings Ltd.	3,232,000	1,264,439
Socovesa SA	23,620	12,367
Symphony Ltd.	1,272	20,044
Tatung Co. Ltd.*	104,000	132,488
TCL Electronics Holdings Ltd.	1,080,000	525,745
TTK Prestige Ltd.	202	18,241
Vestel Elektronik Sanayi ve Ticaret A/S*	146,280	276,231
Whirlpool of India Ltd.	1,664	42,183
Wuxi Little Swan Co. Ltd., Class B	5,200	27,666

		6,336,145

Household Products - 0.2%
Hindustan Unilever Ltd.	41,956	1,059,296
Jyothy Laboratories Ltd.	3,300	10,597
Kimberly-Clark de Mexico SAB de CV, Class A	58,000	106,619
Unilever Indonesia Tbk. PT	72,000	215,950
Vinda International Holdings Ltd.	20,000	36,446

		1,428,908

Independent Power and Renewable Electricity Producers - 1.4%
Aboitiz Power Corp.	93,600	65,567
Adani Power Ltd.*	43,621	19,939
AES Gener SA	216,720	57,439

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Independent Power and Renewable Electricity Producers - (continued)
AES Tiete Energia SA	2	1
AES Tiete Energia SA—UNIT	5,573	15,013
AES Tiete Energia SA (Preference)	30	16
B Grimm Power PCL, NVDR	41,600	31,259
Banpu Power PCL, NVDR	41,600	30,509
BCPG PCL, NVDR	41,600	22,132
CGN Power Co. Ltd., Class H(b)	1,320,000	349,885
China Everbright Greentech Ltd.(b)	34,000	34,662
China Longyuan Power Group Corp. Ltd., Class H	390,000	363,304
China Power Clean Energy Development Co. Ltd.	720,000	340,404
China Power International Development Ltd.	544,332	135,265
China Resources Power Holdings Co. Ltd.	214,000	412,884
Cia Energetica de Sao Paulo (Preference), Class B	8,600	39,856
Cikarang Listrindo Tbk. PT(b)	189,200	13,383
Colbun SA	437,640	97,345
CPFL Energias Renovaveis SA	10,400	45,015
Datang International Power Generation Co. Ltd., Class H	240,000	69,426
Electricity Generating PCL, NVDR	12,600	87,484
Energy Development Corp.*	368,200	35,291
Eneva SA*	144,000	479,150
Engie Brasil Energia SA	12,000	119,436
First Gen Corp.	2,052,000	599,699
GCL New Energy Holdings Ltd.*(a)	13,200,000	580,338
Global Power Synergy PCL, NVDR	17,200	35,672
Glow Energy PCL, NVDR	24,800	69,696
Gulf Energy Development PCL, NVDR	36,000	68,440
Huadian Fuxin Energy Corp. Ltd., Class H	4,560,000	1,080,851
Huadian Power International Corp. Ltd., Class H	2,880,000	1,350,605
Huaneng Power International, Inc., Class H(a)	524,000	393,310
Huaneng Renewables Corp. Ltd., Class H	540,000	200,939
Hub Power Co. Ltd. (The)	31,200	24,154
JSW Energy Ltd.*	22,880	21,984
Kot Addu Power Co. Ltd.	863,500	393,926
Malakoff Corp. Bhd.	188,100	44,885
NHPC Ltd.	292,440	101,266
NTPC Ltd.	118,320	267,136
OGK-2 PJSC	46,680,600	275,681
Reliance Power Ltd.*	1,239,240	605,290
SPCG PCL, NVDR	672,000	420,126
Super Energy Corp. PCL, NVDR*	638,800	14,016
Taiwan Cogeneration Corp.	18,000	15,140
Terna Energy SA*	6,618	43,518
TPI Polene Power PCL, NVDR	156,000	28,368

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Independent Power and Renewable Electricity Producers - (continued)
Unipro PJSC	1,105,000	47,850
Zorlu Enerji Elektrik Uretim A/S*	30,788	9,596

		9,557,151

Industrial Conglomerates - 2.0%
3M India Ltd.*	131	44,734
Aamal Co.	9,622	26,955
Aboitiz Equity Ventures, Inc.	140,400	151,623
AG Anadolu Grubu Holding A/S	22,320	80,477
Alfa SAB de CV, Class A	336,000	456,668
Alliance Global Group, Inc.*	552,000	123,902
AntarChile SA	14,074	240,743
BGF Co. Ltd.	5,520	46,927
Bidvest Group Ltd. (The)	19,920	284,838
Boustead Holdings Bhd.	31,200	18,267
CITIC Ltd.	795,000	1,122,522
CJ Corp.	2,040	256,220
CJ Corp. (Preference)	208	11,788
DMCI Holdings, Inc.	672,000	149,319
Dogan Sirketler Grubu Holding A/S*	2,083,680	424,461
Doosan Corp.	1,587	147,542
Doosan Corp. (Preference)	416	28,188
Dubai Investments PJSC	157,320	86,516
Enka Insaat ve Sanayi A/S	224,880	223,552
Far Eastern New Century Corp.	480,000	511,139
Fosun International Ltd.	300,000	548,225
Godrej Industries Ltd.	3,377	31,938
Grupo Carso SAB de CV, Series A1	30,600	127,113
Hanwha Corp.	4,800	137,952
Hanwha Corp. (Preference)	1,425	19,299
HAP Seng Consolidated Bhd.	30,000	72,325
Hong Leong Industries Bhd.	8,600	23,018
Hosken Consolidated Investments Ltd.	72,720	779,455
Hyosung Corp.	989	39,343
Industries Qatar QSC	9,000	307,745
Jaiprakash Associates Ltd.*	41,807	8,991
JG Summit Holdings, Inc.	168,000	177,158
KAP Industrial Holdings Ltd.	63,408	34,611
KOC Holding A/S	126,360	358,050
Kolon Corp.	11,880	434,887
LG Corp.	16,680	1,124,277
Lotte Corp.*	4,680	220,058
LT Group, Inc.	131,600	44,606
MMC Corp. Bhd.	57,500	20,793
Mytilineos Holdings SA	13,200	132,824
Quinenco SA	12,939	40,008
Reunert Ltd.	286,680	1,785,902
Samsung C&T Corp.	5,520	609,413
San Miguel Corp.	55,200	144,691
Shanghai Industrial Holdings Ltd.	51,000	118,935
Siemens Ltd.	2,760	39,791
Sigdo Koppers SA	16,555	25,878
Sime Darby Bhd.	164,300	101,854
SK Holdings Co. Ltd.	4,320	1,017,584
SM Investments Corp.	28,800	515,206

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Industrial Conglomerates - (continued)
Turkiye Sise ve Cam Fabrikalari A/S	78,480	79,935

		13,558,246

Insurance - 3.2%
Anadolu Anonim Turk Sigorta Sirketi	307,680	265,749
Bajaj Finserv Ltd.	2,040	207,530
Bangkok Life Assurance PCL, NVDR	22,140	21,960
BB Seguridade Participacoes SA	39,300	256,201
Cathay Financial Holding Co. Ltd.	1,047,000	1,802,342
China Life Insurance Co. Ltd.	480,000	508,003
China Life Insurance Co. Ltd., Class H	431,000	1,075,420
China Pacific Insurance Group Co. Ltd., Class H	168,000	655,117
China Reinsurance Group Corp., Class H	10,560,000	2,206,967
China Taiping Insurance Holdings Co. Ltd.	84,200	288,101
DB Insurance Co. Ltd.	6,360	366,710
Discovery Ltd.	27,480	356,645
General Insurance Corp. of India(b)	20,640	107,298
Hanwha General Insurance Co. Ltd.	88,320	524,243
Hanwha Life Insurance Co. Ltd.	25,920	119,793
HDFC Standard Life Insurance Co. Ltd.(b)	18,960	138,967
Hyundai Marine & Fire Insurance Co. Ltd.	7,560	247,686
ICICI Lombard General Insurance Co. Ltd.(b)	3,640	41,274
ICICI Prudential Life Insurance Co. Ltd.(b)	10,400	63,466
ING Life Insurance Korea Ltd.(b)	4,680	176,549
IRB Brasil Resseguros S/A	7,200	102,347
Korean Reinsurance Co.	14,160	139,872
Liberty Holdings Ltd.	15,600	137,555
Lotte Non-Life Insurance Co. Ltd.	103,080	246,953
LPI Capital Bhd.	9,127	37,631
Max Financial Services Ltd.*	5,068	36,739
Mercuries & Associates Holding Ltd.	720,000	597,374
Mercuries Life Insurance Co. Ltd.*	104,000	58,091
Meritz Fire & Marine Insurance Co. Ltd.	6,240	102,638
Mirae Asset Life Insurance Co. Ltd.	216,240	1,045,777
MMI Holdings Ltd.	83,520	108,395
New China Life Insurance Co. Ltd., Class H	42,400	195,057
People’s Insurance Co. Group of China Ltd. (The), Class H	881,000	392,945
PICC Property & Casualty Co. Ltd., Class H	852,000	960,884
Ping An Insurance Group Co. of China Ltd., Class H(a)	300,000	2,783,176

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Insurance - (continued)
Porto Seguro SA*	7,300	96,384
Powszechny Zaklad Ubezpieczen SA	33,960	390,062
Qatar Insurance Co. SAQ	16,440	163,903
Qualitas Controladora SAB de CV, Class I	336,000	898,749
Rand Merchant Investment Holdings Ltd.	50,280	153,196
Samsung Fire & Marine Insurance Co. Ltd.	4,039	985,694
Samsung Fire & Marine Insurance Co. Ltd. (Preference)	194	32,083
Samsung Life Insurance Co. Ltd.	5,160	444,203
Sanlam Ltd.	100,920	588,165
Santam Ltd.	2,471	56,969
Shin Kong Financial Holding Co. Ltd.*	1,152,000	436,506
Shinkong Insurance Co. Ltd.	360,000	409,813
Sul America SA	12,000	70,499
ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)(b)	8,100	37,108

		21,138,789

Internet & Direct Marketing Retail - 0.2%
B2W Cia Digital*	10,747	80,531
CJ ENM Co. Ltd.	1,356	281,103
Cogobuy Group(b)	960,000	396,373
GS Home Shopping, Inc.	480	85,303
Hyundai Home Shopping Network Corp.	293	28,812
Infibeam Incorporation Ltd.	2,580	6,764
momo.com, Inc.	1,000	6,533
NS Shopping Co. Ltd.	31,320	351,375

		1,236,794

Internet Software & Services - 2.5%
Cafe24 Corp.*	360	51,490
HC Group, Inc.	50,000	28,036
Info Edge India Ltd.	2,280	45,439
Kakao Corp.	3,033	305,022
NAVER Corp.	1,680	1,075,296
PChome Online, Inc.*	5,763	25,696
SINA Corp.*	3,400	273,632
Tencent Holdings Ltd.	321,400	14,548,120
Tian Ge Interactive Holdings Ltd.(b)	25,000	17,363

		16,370,094

IT Services - 0.9%
AGTech Holdings Ltd.*	84,000	7,814
Chinasoft International Ltd.*	136,000	106,240
Cielo SA	60,000	229,194
Digital China Holdings Ltd.*	58,000	30,156
eClerx Services Ltd.	728	13,720
HCL Technologies Ltd.	32,520	457,600
Hexaware Technologies Ltd.	3,640	24,689
Infosys Ltd.	113,160	2,252,270
Larsen & Toubro Infotech Ltd.(b)	1,456	39,759
Mindtree Ltd.	4,608	62,637
Mphasis Ltd.	3,418	57,398
My EG Services Bhd.	130,600	39,839

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
IT Services - (continued)
Nan Hai Corp. Ltd.	2,300,000	53,051
Persistent Systems Ltd.	900	10,963
Posco ICT Co. Ltd.	2,080	12,755
Samsung SDS Co. Ltd.	2,400	449,470
SONDA SA	24,083	36,599
Systex Corp.	9,000	18,315
Tata Consultancy Services Ltd.	54,480	1,541,156
Tech Mahindra Ltd.	28,200	279,898
TravelSky Technology Ltd., Class H	49,000	138,936
Wipro Ltd.	66,960	269,846

		6,132,305

Leisure Products - 0.0%(e)
Giant Manufacturing Co. Ltd.	13,000	55,628
Goodbaby International Holdings Ltd.	59,000	30,902
HLB, Inc.*	1,800	109,578
KMC Kuei Meng International, Inc.	3,315	14,131
Merida Industry Co. Ltd.	9,350	45,049

		255,288

Life Sciences Tools & Services - 0.1%
Divi’s Laboratories Ltd.	4,147	69,500
Genscript Biotech Corp.*(a)	60,000	146,805
Samsung Biologics Co. Ltd.*(b)	960	320,100
ST Pharm Co. Ltd.	344	10,086
Syngene International Ltd.(b)	860	7,468
Wuxi Biologics Cayman, Inc.*(b)	11,500	116,947

		670,906

Machinery - 0.7%
AIA Engineering Ltd.	1,599	38,468
Airtac International Group*	6,784	73,903
Ashok Leyland Ltd.	72,840	119,796
BEML Ltd.	768	10,054
China Conch Venture Holdings Ltd.	102,000	384,101
China International Marine Containers Group Co. Ltd., Class H	72,000	82,853
CIMC Enric Holdings Ltd.	36,000	32,802
CRRC Corp. Ltd., Class H	240,000	210,420
CSSC Offshore and Marine Engineering Group Co. Ltd., Class H*(a)	422,000	437,749
Cummins India Ltd.	2,280	22,389
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	2,640	62,186
Doosan Bobcat, Inc.	1,462	43,455
Doosan Infracore Co. Ltd.*	17,160	154,166
Eicher Motors Ltd.*	792	321,004
Escorts Ltd.	1,997	27,022
Famur SA	1,118	1,547
Grupo Rotoplas SAB de CV*(a)	8,600	11,094
Haitian International Holdings Ltd.	30,000	70,726
Hiwin Technologies Corp.	12,223	119,379
Hyundai Construction Equipment Co. Ltd.*	312	37,095
Hyundai Elevator Co. Ltd.	633	51,493

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Machinery - (continued)
Hyundai Heavy Industries Co. Ltd.*	1,790	170,415
Hyundai Heavy Industries Holdings Co. Ltd.*	600	179,949
Hyundai Mipo Dockyard Co. Ltd.*	624	52,156
Hyundai Rotem Co. Ltd.*	1,341	32,606
Jain Irrigation Systems Ltd.	7,396	8,799
King Slide Works Co. Ltd.	3,000	41,354
Kinik Co.	7,000	15,731
Lakshmi Machine Works Ltd.	148	16,484
Lonking Holdings Ltd.	104,000	47,712
Marcopolo SA (Preference)	31,900	32,268
Mirle Automation Corp.	277,000	387,713
Otokar Otomotiv Ve Savunma Sanayi A.S.	18	273
Rechi Precision Co. Ltd.	21,969	22,031
Samsung Heavy Industries Co. Ltd.*	26,829	155,172
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B*	31,200	14,633
Shin Zu Shing Co. Ltd.*	4,000	11,694
Sinotruk Hong Kong Ltd.(a)	74,500	105,572
SKF India Ltd.	624	15,269
Sunonwealth Electric Machine Industry Co. Ltd.	8,000	11,550
Thermax Ltd.	2,214	37,860
WEG SA	60,000	295,636
Weichai Power Co. Ltd., Class H	250,000	304,888
Yungtay Engineering Co. Ltd.*	19,000	30,287

		4,301,754

Marine - 0.9%
Cia Sud Americana de Vapores SA*	797,784	23,280
COSCO SHIPPING Development Co. Ltd., Class H*	6,600,000	1,051,337
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	2,160,000	938,634
COSCO SHIPPING Holdings Co. Ltd., Class H*	4,560,000	1,906,017
Evergreen Marine Corp. Taiwan Ltd.*	104,000	47,050
Hyundai Merchant Marine Co. Ltd.*	10,455	44,721
Korea Line Corp.*	25,200	512,493
MISC Bhd.	72,000	118,317
Pan Ocean Co. Ltd.*	13,007	59,881
Qatar Navigation QSC	7,132	128,302
Sinotrans Shipping Ltd.	2,220,000	579,956
U-Ming Marine Transport Corp.	25,000	25,805
Wan Hai Lines Ltd.	61,000	33,076
Wisdom Marine Lines Co. Ltd.*	600,000	595,806
Yang Ming Marine Transport Corp.*	53,000	15,893

		6,080,568

Media - 1.3%
Alibaba Pictures Group Ltd.*(a)	680,000	80,590
Astro Malaysia Holdings Bhd.	133,000	59,875
BEC World PCL, NVDR	37,000	10,788

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Media - (continued)
Cheil Worldwide, Inc.	3,237	58,452
China Literature Ltd.*(a)(b)	16,800	140,550
CJ CGV Co. Ltd.	670	35,996
CJ Hello Co. Ltd.	625	5,101
Cyfrowy Polsat SA*	13,080	84,991
DB Corp. Ltd.*	1,806	6,201
Dish TV India Ltd.*	17,517	16,818
Global Mediacom Tbk. PT	12,180,000	380,097
Grupo Televisa SAB	120,000	477,132
IMAX China Holding, Inc.(b)	1,900	5,545
Innocean Worldwide, Inc.	520	25,659
Jcontentree Corp.*	1,892	9,979
Kakao M Corp.	236	19,050
KT Skylife Co. Ltd.	37,320	437,037
Major Cineplex Group PCL, NVDR	25,300	18,935
Media Nusantara Citra Tbk. PT	312,000	21,312
Megacable Holdings SAB de CV	10,400	49,991
Multiplus SA	3,500	25,808
Nasmedia Co. Ltd.	172	8,610
Naspers Ltd., Class N	25,560	6,326,216
Plan B Media PCL, NVDR	72,800	14,004
PVR Ltd.*	1,040	16,731
RS PCL, NVDR*	22,500	12,241
SBS Media Holdings Co. Ltd.*	4,200	8,560
SM Entertainment Co. Ltd.*	831	28,637
SMI Holdings Group Ltd.*	72,000	22,204
Smiles Fidelidade SA*	3,400	46,339
Studio Dragon Corp.*	480	40,549
Sun TV Network Ltd.	4,576	51,527
Surya Citra Media Tbk. PT	342,700	48,719
TV18 Broadcast Ltd.*	16,016	11,034
VGI Global Media PCL, NVDR	114,400	24,414
Zee Entertainment Enterprises Ltd.	32,880	252,714

		8,882,406

Metals & Mining - 4.7%
African Rainbow Minerals Ltd.	12,381	107,300
Alrosa PJSC	314,760	490,722
Aluminum Corp. of China Ltd., Class H*	240,000	109,186
Aneka Tambang Tbk.	522,310	33,142
Angang Steel Co. Ltd., Class H(a)	1,858,000	1,969,958
Anglo American Platinum Ltd.	2,682	82,822
AngloGold Ashanti Ltd.	55,320	485,511
Assore Ltd.	5,160	108,331
Boryszew SA*	138,404	255,487
Bradespar SA	3,600	27,283
Bradespar SA (Preference)	12,000	104,071
CAP SA	9,600	99,038
China Metal Recycling Holdings Ltd.*‡(c)	51,000	—
China Molybdenum Co. Ltd., Class H(a)	172,200	87,777
China Oriental Group Co. Ltd.	110,000	95,321
China Steel Corp.	738,000	602,665
China Zhongwang Holdings Ltd.(a)	192,000	93,955
Chung Hung Steel Corp.*	1,452,000	675,867

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Metals & Mining - (continued)
Cia Minera Milpo SAA	11,024	16,531
Cia Siderurgica Nacional SA*	38,200	93,348
Dongkuk Steel Mill Co. Ltd.	98,040	670,456
Eregli Demir ve Celik Fabrikalari TAS	216,960	487,928
Feng Hsin Steel Co. Ltd.	26,000	46,031
Gerdau SA	9,000	29,803
Gerdau SA (Preference)	52,382	232,583
Gloria Material Technology Corp.	18,000	10,172
Gold Fields Ltd.	105,600	387,291
Grupa Kety SA	331	29,012
Grupo Mexico SAB de CV, Series B	210,100	659,835
Grupo Simec SAB de CV, Series B*	10,400	34,039
Harmony Gold Mining Co. Ltd.(a)	739,080	1,228,908
Hindalco Industries Ltd.	55,080	171,376
Honbridge Holdings Ltd.*	208,000	31,013
Hyundai Steel Co.	10,800	518,446
Industrias CH SAB de CV, Series B*(a)	6,600	31,244
Industrias Penoles SAB de CV	7,200	121,940
Jastrzebska Spolka Weglowa SA*	7,920	170,891
Jenax, Inc.*	705	9,264
Jiangxi Copper Co. Ltd., Class H	120,000	151,393
Jindal Steel & Power Ltd.*	20,072	60,126
JSW Steel Ltd.	60,360	290,772
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D*	17,887	15,959
KGHM Polska Miedz SA*	18,360	484,525
KISWIRE Ltd.	720	17,990
Korea Zinc Co. Ltd.	720	265,499
Koza Altin Isletmeleri A/S*	3,880	33,797
Koza Anadolu Metal Madencilik Isletmeleri A/S*	345,720	440,865
Krakatau Steel Persero Tbk. PT*	6,996,000	198,915
Kumba Iron Ore Ltd.	3,360	74,571
Maanshan Iron & Steel Co. Ltd., Class H	2,966,000	1,583,701
Magnitogorsk Iron & Steel Works PJSC	201,840	149,639
Mechel PJSC*	299,280	445,101
Mechel PJSC (Preference)	152,160	266,413
Metalurgica Gerdau SA (Preference)	108,000	221,080
Minera Frisco SAB de CV, Class A1*(a)	624,000	267,538
MMC Norilsk Nickel PJSC	3,266	569,584
MMC Norilsk Nickel PJSC, ADR	7,652	132,380
MMG Ltd.*	132,000	80,574
MOIL Ltd.	2,808	7,349
National Aluminium Co. Ltd.	27,956	25,088
Nickel Asia Corp.	5,424,000	444,297
NMDC Ltd.	47,280	72,520
Northam Platinum Ltd.*	24,591	66,196
Novolipetsk Steel PJSC	121,920	317,317
Polyus PJSC	2,707	193,879
Poongsan Corp.	2,400	70,156
POSCO	10,080	2,978,090

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Metals & Mining - (continued)
Press Metal Aluminium Holdings Bhd.	132,000	155,218
Raspadskaya OJSC*	224,760	368,960
Seah Besteel Corp.	25,200	483,207
SeAH Steel Corp.	6,960	427,437
Severstal PJSC	22,320	364,968
Shougang Fushan Resources Group Ltd.	6,720,000	1,618,524
Sibanye Gold Ltd.*(a)	178,320	108,908
Stalprodukt SA	3,720	501,541
Steel Authority of India Ltd.*	52,312	59,111
TA Chen Stainless Pipe*	88,000	110,237
Tata Steel Ltd.	37,920	311,299
Ton Yi Industrial Corp.	38,000	15,578
Tung Ho Steel Enterprise Corp.	32,000	23,937
Usinas Siderurgicas de Minas Gerais SA (Preference), Class A	23,300	55,015
Vale Indonesia Tbk. PT*	134,900	40,882
Vale SA*	204,200	2,980,935
Vedanta Ltd.	219,720	711,830
Volcan Cia Minera SAA, Class B	4,178,779	1,033,751
YC INOX Co. Ltd.	480,000	399,817
Yieh Phui Enterprise Co. Ltd.	2,280,000	793,167
Young Poong Corp.	120	81,634
Zhaojin Mining Industry Co. Ltd., Class H	36,000	29,040
Zijin Mining Group Co. Ltd., Class H	720,000	266,084

		31,274,941

Multiline Retail - 0.4%
Aeon Co. M Bhd.	28,000	15,705
El Puerto de Liverpool SAB de CV, Class C1	10,400	77,090
Far Eastern Department Stores Ltd.	143,012	82,918
Future Retail Ltd.*	7,735	60,291
Golden Eagle Retail Group Ltd.	27,000	32,377
Grupo Sanborns SAB de CV	25,800	26,825
Hyundai Department Store Co. Ltd.	2,040	179,445
Lojas Americanas SA*	5,250	19,146
Lojas Americanas SA (Preference)*	44,100	212,949
Lojas Renner SA*	42,020	345,408
Lotte Shopping Co. Ltd.	878	161,684
Magazine Luiza SA	3,100	109,141
Matahari Department Store Tbk. PT	312,000	173,634
Mitra Adiperkasa Tbk. PT	258,000	15,834
Poya International Co. Ltd.	4,161	44,513
Rimo International Lestari Tbk. PT*	1,049,100	9,967
Ripley Corp. SA	50,856	47,668
Robinson PCL, NVDR	24,900	47,338
SACI Falabella	69,480	644,058
Shinsegae, Inc.	480	142,458
Taiwan FamilyMart Co. Ltd.	3,000	19,305

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Multiline Retail - (continued)
Woolworths Holdings Ltd.	49,440	193,099

		2,660,853

Multi-Utilities - 0.1%
Qatar Electricity & Water Co. QSC	1,456	75,979
YTL Corp. Bhd.	353,626	117,441
YTL Power International Bhd.	490,300	147,150

		340,570

Oil, Gas & Consumable Fuels - 6.3%
Adaro Energy Tbk. PT	960,000	126,824
Aegis Logistics Ltd.	1,720	5,956
Bangchak Corp. PCL, NVDR	41,600	43,763
Banpu PCL, NVDR	294,600	186,837
Bashneft PJSC	720	23,089
Bashneft PJSC (Preference)	1,163	30,698
Bharat Petroleum Corp. Ltd.	101,040	574,173
Bukit Asam Tbk. PT	362,300	112,559
Bumi Resources Tbk. PT*	1,552,600	27,994
Chennai Petroleum Corp. Ltd.	54,840	251,907
China Coal Energy Co. Ltd., Class H(a)	240,000	100,623
China Petroleum & Chemical Corp., Class H	3,206,000	3,092,769
China Shenhua Energy Co. Ltd., Class H	428,500	966,523
CNOOC Ltd.	2,040,000	3,410,767
Coal India Ltd.	77,760	296,023
Cosan SA	10,400	102,072
Dana Gas PJSC	111,280	33,022
Ecopetrol SA	297,480	316,089
Empresas COPEC SA	30,360	485,678
Energy Absolute PCL, NVDR	84,000	90,262
Esso Thailand PCL, NVDR	135,200	58,111
Exxaro Resources Ltd.	31,560	312,016
Formosa Petrochemical Corp.	94,000	369,994
Gazprom PJSC	670,362	1,544,795
Gazprom PJSC, ADR	10,779	48,322
Great Eastern Shipping Co. Ltd. (The)	79,440	349,733
Grupa Lotos SA	10,560	188,290
GS Holdings Corp.	6,240	300,105
Hellenic Petroleum SA	6,163	51,559
Hengyuan Refining Co. Bhd.	192,000	321,653
Hindustan Petroleum Corp. Ltd.	69,120	287,016
Indian Oil Corp. Ltd.	242,760	581,714
Indika Energy Tbk. PT	65,000	16,227
Indo Tambangraya Megah Tbk. PT	41,600	82,147
Inner Mongolia Yitai Coal Co. Ltd., Class B	132,000	173,712
Inner Mongolia Yitai Coal Co. Ltd., Class H	20,800	21,338
IRPC PCL, NVDR	1,092,000	211,704
Kunlun Energy Co. Ltd.	396,000	342,147
Lubelski Wegiel Bogdanka SA*	22,440	380,479
LUKOIL PJSC	28,440	2,028,938
Mangalore Refinery & Petrochemicals Ltd.	15,060	17,775
Mari Petroleum Co. Ltd.	1,640	19,411

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Medco Energi Internasional Tbk. PT*	10,567,766	725,526
MOL Hungarian Oil & Gas plc	56,160	551,579
Motor Oil Hellas Corinth Refineries SA	8,520	181,034
Novatek PJSC	53,640	794,660
Oil & Gas Development Co. Ltd.	84,000	102,597
Oil & Natural Gas Corp. Ltd.	357,360	863,359
Oil India Ltd.	35,459	108,079
Pakistan Oilfields Ltd.	5,200	27,806
Pakistan Petroleum Ltd.	60,000	103,543
Pakistan State Oil Co. Ltd.	27,129	71,438
PetroChina Co. Ltd., Class H	1,236,000	943,481
Petroleo Brasileiro SA*	372,000	2,172,595
Petroleo Brasileiro SA (Preference)*	528,200	2,772,711
Petron Corp.	226,600	37,891
Petron Malaysia Refining & Marketing Bhd.	108,000	209,092
Petronas Dagangan Bhd.	15,200	100,885
Petronet LNG Ltd.	37,080	123,886
Pilipinas Shell Petroleum Corp.	24,960	26,462
Polski Koncern Naftowy ORLEN SA	38,040	963,731
Polskie Gornictwo Naftowe i Gazownictwo SA*	197,040	297,447
PTT Exploration & Production PCL	469	1,945
PTT Exploration & Production PCL, NVDR	84,000	349,684
PTT PCL, NVDR	1,080,000	1,663,661
Qatar Fuel QSC	2,280	91,425
Qatar Gas Transport Co. Ltd.	34,267	158,018
Reliance Industries Ltd.	183,960	3,181,054
Rosneft Oil Co. PJSC	68,000	456,621
Rosneft Oil Co. PJSC, GDR(b)	6,040	39,864
RussNeft PJSC*	4,992	44,002
Semirara Mining & Power Corp.	228,000	136,100
Siamgas & Petrochemicals PCL, NVDR	972,000	344,743
Sinopec Kantons Holdings Ltd.	1,680,000	742,894
SK Gas Ltd.	7,262	558,940
SK Innovation Co. Ltd.	7,800	1,384,079
S-Oil Corp.	5,400	567,202
S-Oil Corp. (Preference)	208	17,274
Star Petroleum Refining PCL, NVDR	131,100	57,531
Surgutneftegas PJSC	489,220	227,293
Surgutneftegas PJSC, ADR	3,506	16,065
Surgutneftegas PJSC, ADR, OTC	12,172	67,555
Surgutneftegas PJSC (Preference)	278,040	153,953
Tatneft PJSC	55,176	637,910
Tatneft PJSC, ADR	5,424	374,256
Tatneft PJSC (Preference)	3,955	30,551
Thai Oil PCL, NVDR	108,000	260,505
Transneft PJSC (Preference)	95	247,558
Tupras Turkiye Petrol Rafinerileri A/S	15,120	331,414
Ultrapar Participacoes SA	24,000	259,699

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
United Tractors Tbk. PT	84,000	205,340
Yanzhou Coal Mining Co. Ltd., Class H	240,000	298,503

		42,068,255

Paper & Forest Products - 1.2%
Chung Hwa Pulp Corp.	840,000	285,360
Duratex SA*	16,474	44,642
Empresas CMPC SA	65,230	263,073
Fibria Celulose SA	13,400	263,959
Indah Kiat Pulp & Paper Corp. Tbk. PT	135,200	180,017
Lee & Man Paper Manufacturing Ltd.	172,000	167,240
Long Chen Paper Co. Ltd.	34,522	30,334
Mondi Ltd.	7,841	216,145
Nine Dragons Paper Holdings Ltd.	201,000	248,460
Pabrik Kertas Tjiwi Kimia Tbk. PT	2,197,300	2,209,490
Packages Ltd.	94,400	381,030
Pfleiderer Group SA	59,520	634,811
Sappi Ltd.	32,880	235,579
Shandong Chenming Paper Holdings Ltd., Class B*	708,000	935,621
Shandong Chenming Paper Holdings Ltd., Class H	685,500	580,921
Suzano Papel e Celulose SA	24,000	284,615
YFY, Inc.	2,280,000	901,156

		7,862,453

Personal Products - 0.5%
Amorepacific Corp.	1,867	446,451
Amorepacific Corp. (Preference)	600	76,700
AMOREPACIFIC Group	1,560	133,597
AMOREPACIFIC Group (Preference)	312	13,945
Chlitina Holding Ltd.	3,000	27,242
Colgate-Palmolive India Ltd.	2,518	42,045
Cosmax, Inc.	322	39,147
Dabur India Ltd.	33,240	204,302
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	4,128	2,994
Emami Ltd.	4,766	41,078
Gillette India Ltd.	324	31,613
Godrej Consumer Products Ltd.	15,120	290,314
Grape King Bio Ltd.	5,000	38,381
Hengan International Group Co. Ltd.	42,000	373,855
It’s Hanbul Co. Ltd.	501	22,348
Jayjun Cosmetic Co. Ltd.*	756	13,483
Kolmar BNH Co. Ltd.	688	15,160
Korea Kolmar Co. Ltd.	643	39,201
LG Household & Health Care Ltd.	600	648,997
LG Household & Health Care Ltd. (Preference)	104	61,825
Marico Ltd.	29,040	154,163
Natura Cosmeticos SA	12,000	92,955
NUTRIBIOTECH Co. Ltd.*	1,540	29,598
Procter & Gamble Hygiene & Health Care Ltd.	688	103,712

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Personal Products - (continued)
TCI Co. Ltd.*	2,301	43,594

		2,986,700

Pharmaceuticals - 1.0%
Abbott India Ltd.	312	34,876
Adcock Ingram Holdings Ltd.	5,074	24,888
Ajanta Pharma Ltd.*	1,415	23,482
Alembic Pharmaceuticals Ltd.	2,150	17,548
Alkem Laboratories Ltd.	1,560	48,198
Aspen Pharmacare Holdings Ltd.	24,480	476,565
Aurobindo Pharma Ltd.	16,560	142,828
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	10,000	21,001
Bukwang Pharmaceutical Co. Ltd.	1,516	31,102
Cadila Healthcare Ltd.	14,770	82,145
Caregen Co. Ltd.	258	16,998
Celltrion Pharm, Inc.*	697	43,864
Center Laboratories, Inc.*	7,194	21,995
China Grand Pharmaceutical and Healthcare Holdings Ltd.*	48,000	32,114
China Medical System Holdings Ltd.	85,000	145,365
China Resources Pharmaceutical Group Ltd.(b)	85,500	124,429
China Traditional Chinese Medicine Holdings Co. Ltd.	114,000	83,969
Chong Kun Dang Pharmaceutical Corp.	257	24,008
Cipla Ltd.*	18,840	176,173
Consun Pharmaceutical Group Ltd.	16,000	12,193
CSPC Pharmaceutical Group Ltd.	262,000	684,452
Daewoong Co. Ltd.	3,840	50,461
Daewoong Pharmaceutical Co. Ltd.	266	43,515
Dong-A Socio Holdings Co. Ltd.	104	8,972
Dong-A ST Co. Ltd.	299	25,579
DongKook Pharmaceutical Co. Ltd.	450	25,263
Dr Reddy’s Laboratories Ltd.	4,920	152,637
Genomma Lab Internacional SAB de CV, Class B*	12,000	9,563
Glenmark Pharmaceuticals Ltd.	7,280	61,749
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	6,000	25,538
Hanall Biopharma Co. Ltd.*	1,501	32,606
Hanmi Pharm Co. Ltd.	366	138,888
Hanmi Science Co. Ltd.	1,320	81,774
Hua Han Health Industry Holdings Ltd.*(c)	3,780,000	255,303
Hypera SA*	19,600	144,783
Il Dong Pharmaceutical Co. Ltd.	457	9,090
Ilyang Pharmaceutical Co. Ltd.*	756	21,761
Ipca Laboratories Ltd.*	1,664	18,430
Jubilant Life Sciences Ltd.	4,445	47,887
JW Holdings Corp.	54,960	354,232
JW Pharmaceutical Corp.	19,560	627,724
Kalbe Farma Tbk. PT	1,236,000	111,000
Kolon Life Science, Inc.*	291	18,704

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Pharmaceuticals - (continued)
Komipharm International Co. Ltd.*	2,616	55,306
Kwang Dong Pharmaceutical Co. Ltd.	73	489
Laurus Labs Ltd.(b)	602	3,991
Livzon Pharmaceutical Group, Inc., Class H	5,408	25,465
Lupin Ltd.	10,080	121,161
Luye Pharma Group Ltd.(a)	104,000	101,122
Mega Lifesciences PCL, NVDR	23,000	28,171
Natco Pharma Ltd.	5,750	65,514
Pfizer Ltd.	688	26,808
Pharmally International Holding Co. Ltd.	3,000	37,630
Piramal Enterprises Ltd.	4,680	182,857
Richter Gedeon Nyrt	5,880	106,406
Samjin Pharmaceutical Co. Ltd.	344	14,130
Sanofi India Ltd.	258	22,414
ScinoPharm Taiwan Ltd.	31,000	32,302
Searle Co. Ltd. (The)	5,200	14,083
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	20,000	95,449
Sihuan Pharmaceutical Holdings Group Ltd.(a)	248,000	53,410
Sino Biopharmaceutical Ltd.	372,000	508,190
SSY Group Ltd.	80,165	76,619
Sun Pharma Advanced Research Co. Ltd.*	4,836	26,134
Sun Pharmaceutical Industries Ltd.	58,800	487,383
Tong Ren Tang Technologies Co. Ltd., Class H	17,000	25,043
Torrent Pharmaceuticals Ltd.	2,009	44,775
TTY Biopharm Co. Ltd.	10,686	32,253
Wockhardt Ltd.*	175	1,501
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(b)	4,800	23,336
Yuhan Corp.	500	99,674
Yungjin Pharmaceutical Co. Ltd.*	5,316	35,546
YungShin Global Holding Corp.	29,000	37,465

		6,918,279

Professional Services - 0.0%(e)
Benefit Systems SA*	98	24,121
Quess Corp. Ltd.*(b)	1,560	22,116
Sporton International, Inc.	2,386	11,223

		57,460

Real Estate Management & Development - 5.3%
Agile Group Holdings Ltd.	182,000	279,709
Aldar Properties PJSC	392,520	216,930
Aliansce Shopping Centers SA	3,500	14,078
Amata Corp. PCL	44,900	27,126
AP Thailand PCL, NVDR	1,668,000	461,244
Attacq Ltd.*	22,672	29,078
Ayala Land, Inc.	348,000	267,692
Bangkok Land PCL, NVDR*	100	6
Barwa Real Estate Co.	8,732	87,056
Belle Corp.	7,320,000	442,467
BR Malls Participacoes SA*	48,000	127,135

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
BR Properties SA	4,577	10,990
Bumi Serpong Damai Tbk. PT*	499,200	46,735
C C Land Holdings Ltd.	151,000	33,867
C&D International Investment Group Ltd.	360,000	347,285
Carnival Group International Holdings Ltd.*	440,000	19,345
Cathay Real Estate Development Co. Ltd.	33,100	18,326
Central China Real Estate Ltd.	1,152,016	525,569
Central Pattana PCL, NVDR	84,000	191,253
China Aoyuan Property Group Ltd.	144,000	105,333
China Evergrande Group*(a)	425,000	1,172,559
China Jinmao Holdings Group Ltd.	560,000	269,040
China Logistics Property Holdings Co. Ltd.*	59,000	20,376
China Merchants Land Ltd.	2,400,000	394,538
China Oceanwide Holdings Ltd.*	202,000	10,297
China Overseas Grand Oceans Group Ltd.	2,280,000	793,205
China Overseas Land & Investment Ltd.	480,000	1,507,809
China Resources Land Ltd.	341,777	1,250,008
China SCE Property Holdings Ltd.	240,000	107,351
China South City Holdings Ltd.	348,000	67,408
China Vanke Co. Ltd., Class H	156,000	497,990
China Vast Industrial Urban Development Co. Ltd.(b)	755,000	351,178
Chong Hong Construction Co. Ltd.	24,000	72,829
CIFI Holdings Group Co. Ltd.	417,149	271,112
Ciputra Development Tbk. PT	597,049	41,197
Corp. Inmobiliaria Vesta SAB de CV	960,000	1,519,310
Country Garden Holdings Co. Ltd.	400,000	619,843
DAMAC Properties Dubai Co. PJSC	104,520	66,301
DLF Ltd.	19,408	55,547
Dongwon Development Co. Ltd.	71,640	253,284
DoubleDragon Properties Corp.*	42,720	20,875
Echo Investment SA	255,038	303,397
Eco World International Bhd.*	68,800	19,294
Emaar Development PJSC*	115,680	160,616
Emaar Malls PJSC	96,296	53,481
Emaar Properties PJSC	461,280	663,071
Ezdan Holding Group QSC*	30,840	76,655
Fantasia Holdings Group Co. Ltd.	2,520,000	394,997
Farglory Land Development Co. Ltd.	29,000	29,603
Filinvest Land, Inc.	15,840,000	423,553
Fullshare Holdings Ltd.*(a)	402,500	177,472
Future Land Development Holdings Ltd.*	218,000	195,855
Gemdale Properties & Investment Corp. Ltd.	720,000	74,320
Globe Trade Centre SA	11,472	29,114
Glorious Property Holdings Ltd.*	86,000	4,932
Godrej Properties Ltd.*	3,326	34,661

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
Greenland Hong Kong Holdings Ltd.	1,440,000	522,992
Greentown China Holdings Ltd.(a)	85,500	100,676
Guangzhou R&F Properties Co. Ltd., Class H	128,000	229,994
Guorui Properties Ltd.(b)	1,320,000	400,349
Hanson International Tbk. PT*	2,409,275	21,887
Highwealth Construction Corp.*	120,000	185,405
Hongkong Land Holdings Ltd.	72,000	523,440
Hung Sheng Construction Ltd.	790,000	1,042,530
Iguatemi Empresa de Shopping Centers SA	4,800	43,009
Indiabulls Real Estate Ltd.*	15,184	33,562
IOI Properties Group Bhd.	360,000	168,266
Jiayuan International Group Ltd.(a)	64,000	124,295
Jingrui Holdings Ltd.	600,000	244,675
Joy City Property Ltd.	480,000	58,722
Kaisa Group Holdings Ltd.	292,000	117,959
Kindom Construction Corp.	631,000	460,667
Korea Real Estate Investment & Trust Co. Ltd.	278,040	714,580
KWG Property Holding Ltd.	171,918	195,422
Land & Houses PCL, NVDR	155,700	56,159
Lippo Karawaci Tbk. PT	810,600	20,574
Logan Property Holdings Co. Ltd.	162,000	202,728
Longfor Group Holdings Ltd.	180,000	505,789
LSR Group PJSC	67,560	838,037
LVGEM China Real Estate Investment Co. Ltd.	84,000	29,973
Mah Sing Group Bhd.	2,040,000	652,399
MAS Real Estate, Inc.	13,905	21,072
MBK PCL, NVDR	29,800	21,945
Medinet Nasr Housing*	16,655	9,526
Megaworld Corp.	585,000	51,114
Metropolitan Kentjana Tbk. PT	4,100	6,795
Mingfa Group International Co. Ltd.*(c)	36,000	8,671
Multiplan Empreendimentos Imobiliarios SA*	36,000	192,427
NEPI Rockcastle plc	33,586	312,816
New Europe Property Investments plc*‡(c)	16,041	—
Oberoi Realty Ltd.	8,116	58,705
Origin Property PCL	52,600	29,723
OSK Holdings Bhd.	1,800,000	447,233
Pakuwon Jati Tbk. PT	1,268,300	45,296
Palm Hills Developments SAE*	2,228,520	490,935
Parque Arauco SA	39,960	112,330
Phoenix Mills Ltd. (The)	1,462	13,396
Poly Property Group Co. Ltd.	240,000	95,729
Powerlong Real Estate Holdings Ltd.	138,000	71,575
Prestige Estates Projects Ltd.	6,656	24,567
Prince Housing & Development Corp.	120,000	43,118
Pruksa Holding PCL, NVDR	62,400	38,449
Quality Houses PCL, NVDR	7,428,000	776,959

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
Red Star Macalline Group Corp. Ltd., Class H(b)	1,172,479	1,379,097
Redco Group(b)	52,000	33,531
Renhe Commercial Holdings Co. Ltd.*	550,000	10,654
Road King Infrastructure Ltd.	427,000	810,778
Robinsons Land Corp.	103,906	38,311
Ronshine China Holdings Ltd.*(b)	60,000	72,867
Ruentex Development Co. Ltd.	120,000	133,076
Sansiri PCL, NVDR	10,200,000	505,861
Shanghai Industrial Urban Development Group Ltd.	2,400,000	434,298
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	31,200	43,430
Shenzhen Investment Ltd.	384,793	138,772
Shimao Property Holdings Ltd.	135,500	384,200
Shining Building Business Co. Ltd.*	13,000	5,393
Shui On Land Ltd.	480,000	111,939
Sime Darby Property Bhd.	228,000	75,159
Singha Estate PCL, NVDR*	77,400	7,258
Sino-Ocean Group Holding Ltd.	363,267	205,077
Sinyi Realty, Inc.	22,738	26,293
SK D&D Co. Ltd.	258	7,611
Skyfame Realty Holdings Ltd.	32,000	21,328
SM Prime Holdings, Inc.	696,000	494,756
Sobha Ltd.	1,548	10,664
SOHO China Ltd.	104,000	48,904
SP Setia Bhd. Group	52,000	37,993
Summarecon Agung Tbk. PT	433,400	22,992
Sunac China Holdings Ltd.(a)	274,000	890,387
Sunshine 100 China Holdings Ltd.*(b)	1,800,000	873,948
Sunway Bhd.	100,235	37,727
Supalai PCL, NVDR*	48,600	34,766
Talaat Moustafa Group	51,370	31,710
Tian An China Investment Co. Ltd.	960,000	544,401
Times China Holdings Ltd.	66,000	84,275
Tomson Group Ltd.	1,494,000	536,893
UEM Sunrise Bhd.	71,900	16,184
United Development Co. QSC	12,360	47,186
UOA Development Bhd.	17,600	10,391
Vista Land & Lifescapes, Inc.	8,964,000	1,012,786
WHA Corp. PCL, NVDR	394,090	46,433
Yuexiu Property Co. Ltd.	720,000	136,712
Yuzhou Properties Co. Ltd.	181,000	101,950
Zall Smart Commerce Group Ltd.	174,000	155,659
Zhenro Properties Group Ltd.(b)	120,000	73,250

		35,315,672

Road & Rail - 0.2%
Blue Bird Tbk. PT	30,900	5,636
BTS Group Holdings PCL, NVDR	220,640	62,670
CAR, Inc.*	42,000	41,641
CJ Logistics Corp.*	416	56,153
Container Corp. of India Ltd.	10,560	103,050
Cosan Logistica SA*	4,018	11,017

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Road & Rail - (continued)
GMexico Transportes SAB de CV(b)	60,000	102,256
Guangshen Railway Co. Ltd., Class H	30,000	15,369
Localiza Rent a Car SA*	28,860	182,456
PKP Cargo SA*	51,832	680,387
Rumo SA*	60,000	237,179

		1,497,814

Semiconductors & Semiconductor Equipment - 4.0%
A-DATA Technology Co. Ltd.	360,000	635,004
Advanced Wireless Semiconductor Co.	14,000	26,752
Ardentec Corp.	748,720	933,026
ASE Technology Holding Co. Ltd.*	207,420	531,186
ASMedia Technology, Inc.	2,104	34,982
ASPEED Technology, Inc.	1,000	26,458
Chang Wah Technology Co. Ltd.	27,000	334,259
Chipbond Technology Corp.	35,000	75,227
ChipMOS Techinologies, Inc.*	21,000	15,366
Darwin Precisions Corp.	11,000	10,330
DB HiTek Co. Ltd.	62,409	937,265
Elan Microelectronics Corp.*	18,000	28,428
Elite Advanced Laser Corp.	3,960	12,094
Elite Semiconductor Memory Technology, Inc.	12,000	15,032
eMemory Technology, Inc.	3,000	32,240
Eo Technics Co. Ltd.	390	22,313
Epistar Corp.	58,000	71,614
Eugene Technology Co. Ltd.	344	4,920
Faraday Technology Corp.	16,000	31,358
Formosa Advanced Technologies Co. Ltd.	240,000	277,912
Foxsemicon Integrated Technology, Inc.	1,102	6,443
GCL-Poly Energy Holdings Ltd.*(a)	1,200,000	105,516
Gigasolar Materials Corp.*	1,380	6,626
Global Unichip Corp.	5,000	54,142
Globalwafers Co. Ltd.	13,000	219,540
Greatek Electronics, Inc.	6,000	10,427
Hanmi Semiconductor Co. Ltd.	1,248	11,881
Holtek Semiconductor, Inc.*	7,000	16,669
Hua Hong Semiconductor Ltd.(b)	20,000	70,217
Innox Advanced Materials Co. Ltd.*	520	25,985
Jusung Engineering Co. Ltd.	774	6,269
King Yuan Electronics Co. Ltd.	150,000	129,353
Kinsus Interconnect Technology Corp.	32,000	57,490
Koh Young Technology, Inc.	416	40,535
LandMark Optoelectronics Corp.	2,000	17,802
LEENO Industrial, Inc.	416	24,879
Lextar Electronics Corp.*	12,000	8,075
Macronix International*	89,000	123,555
MediaTek, Inc.	89,000	738,420
Nanya Technology Corp.	37,000	94,996
Neo Solar Power Corp.*	42,000	13,788

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Novatek Microelectronics Corp.	31,000	149,866
On-Bright Electronics, Inc.	2,000	18,521
OptoTech Corp.	23,000	19,909
Panda Green Energy Group Ltd.*	172,000	8,877
Parade Technologies Ltd.	3,400	51,754
Phison Electronics Corp.	10,000	82,969
Pixart Imaging, Inc.	5,000	17,802
Powertech Technology, Inc.	91,000	257,121
PSK, Inc.	23,860	500,172
Radiant Opto-Electronics Corp.	56,330	118,864
Realtek Semiconductor Corp.*	26,070	104,743
SDI Corp.	12,000	31,985
Semiconductor Manufacturing International Corp.*(a)	194,000	234,368
Seoul Semiconductor Co. Ltd.	1,370	22,044
Sigurd Microelectronics Corp.	600,000	719,279
Silergy Corp.	4,000	91,853
Silicon Works Co. Ltd.	416	17,646
Sino-American Silicon Products, Inc.*	37,000	126,903
Sitronix Technology Corp.	195,000	612,759
SK Hynix, Inc.	72,820	5,617,813
Taiwan Semiconductor Co. Ltd.	9,000	24,695
Taiwan Semiconductor Manufacturing Co. Ltd.	1,089,000	8,750,702
TES Co. Ltd.	430	9,514
Tokai Carbon Korea Co. Ltd.	86	5,489
Topco Scientific Co. Ltd.	279,085	764,854
Toptec Co. Ltd.*	35,040	794,050
United Microelectronics Corp.	720,000	412,752
Vanguard International Semiconductor Corp.	47,000	119,749
Visual Photonics Epitaxy Co. Ltd.	6,000	17,482
Wafer Works Corp.*	16,798	34,568
Win Semiconductors Corp.	20,961	101,334
Winbond Electronics Corp.	360,000	234,599
Wonik Holdings Co. Ltd.*	62,040	311,129
WONIK IPS Co. Ltd.	946	24,862
XinTec, Inc.*	6,000	11,622
Xinyi Solar Holdings Ltd.(a)	560,000	166,991

		26,428,014

Software - 0.5%
Ahnlab, Inc.	190	9,274
Asseco Poland SA	127,320	1,605,841
CD Projekt SA*	4,080	220,366
Com2uSCorp	520	70,610
Cyient Ltd.	764	7,846
DoubleUGames Co. Ltd.	312	15,312
Douzone Bizon Co. Ltd.	669	32,474
Gamania Digital Entertainment Co. Ltd.*	6,000	13,994
International Games System Co. Ltd.	3,000	16,904
Kingdee International Software Group Co. Ltd.	126,000	139,533
Kingsoft Corp. Ltd.	54,000	130,748
Linx SA	6,200	30,648
NCSoft Corp.	1,025	353,227

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Software - (continued)
NetDragon Websoft Holdings Ltd.	12,000	25,232
Netmarble Corp.(b)	2,040	263,514
NHN Entertainment Corp.*	624	35,031
Oracle Financial Services Software Ltd.	883	49,930
Pearl Abyss Corp.*	312	61,081
Soft-World International Corp.	5,000	13,049
Tata Elxsi Ltd.	516	10,745
Webzen, Inc.*	474	8,856
WeMade Entertainment Co. Ltd.	723	24,915
XPEC Entertainment, Inc.*‡(c)	14,800	—

		3,139,130

Specialty Retail - 1.0%
Ace Hardware Indonesia Tbk. PT	384,800	34,958
Beauty Community PCL, NVDR	114,400	26,821
Bermaz Auto Bhd.	20,800	11,155
Cashbuild Ltd.	1,168	27,745
China Harmony New Energy Auto Holding Ltd.(a)	1,260,000	528,268
China Yongda Automobiles Services Holdings Ltd.(a)	85,500	69,405
China ZhengTong Auto Services Holdings Ltd.(a)	142,000	84,145
Cia Hering	4,800	18,847
Detsky Mir PJSC(b)	595,680	857,279
FF Group*(c)	3,536	19,859
Foschini Group Ltd. (The)	13,200	173,531
GOME Retail Holdings Ltd.*(a)	623,447	65,943
Grand Baoxin Auto Group Ltd.	1,651,000	513,363
Home Product Center PCL, NVDR	252,000	111,344
Hotai Motor Co. Ltd.	21,000	182,466
Hotel Shilla Co. Ltd.	1,712	152,735
Italtile Ltd.	43,920	41,912
JUMBO SA	6,120	98,102
LOTTE Himart Co. Ltd.	936	64,511
M.Video PJSC*	2,600	15,751
Mr Price Group Ltd.	15,480	277,887
Padini Holdings Bhd.	17,200	25,387
PC Jeweller Ltd.*	212,520	282,281
Pou Sheng International Holdings Ltd.(a)	3,550,000	701,210
PTG Energy PCL, NVDR	26,300	11,857
Seobu T&D*	475	3,618
Siam Global House PCL, NVDR	58,364	30,524
Super Group Ltd.*	635,040	1,687,137
Truworths International Ltd.	26,160	163,486
Via Varejo SA	5,700	32,303
Zhongsheng Group Holdings Ltd.(a)	75,500	172,029

		6,485,859

Technology Hardware, Storage & Peripherals - 3.4%
Acer, Inc.*	177,858	145,242
Adlink Technology, Inc.	6,223	10,062
Advantech Co. Ltd.	20,220	133,748
Asia Vital Components Co. Ltd.*	506,000	477,670
Asustek Computer, Inc.	79,000	679,967
Casetek Holdings Ltd.	17,875	41,514
Catcher Technology Co. Ltd.	90,000	1,106,847

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Technology Hardware, Storage & Peripherals - (continued)
Chicony Electronics Co. Ltd.	67,992	153,911
CMC Magnetics Corp.*	44,000	11,441
Compal Electronics, Inc.	525,000	325,831
Coolpad Group Ltd.*(c)	326,000	29,912
Elitegroup Computer Systems Co. Ltd.*	5,000	2,719
Ennoconn Corp.	2,000	24,760
Getac Technology Corp.*	44,000	67,048
Gigabyte Technology Co. Ltd.	29,000	58,163
HTC Corp.*	88,000	154,936
Inventec Corp.	369,000	294,703
Legend Holdings Corp., Class H(a)(b)	939,300	2,800,968
Lenovo Group Ltd.(a)	720,000	399,126
Lite-On Technology Corp.*	266,000	349,291
Meitu, Inc.*(b)	82,500	63,606
Micro-Star International Co. Ltd.	40,000	137,192
Mitac Holdings Corp.*	71,676	79,369
Pegatron Corp.	270,000	600,608
Primax Electronics Ltd.	23,000	43,199
Qisda Corp.*	181,000	134,801
Quanta Computer, Inc.	360,000	622,068
Ritek Corp.*	104,000	49,938
Samsung Electronics Co. Ltd.	288,720	11,936,978
Samsung Electronics Co. Ltd. (Preference)	43,131	1,474,778
Sindoh Co. Ltd.	16	725
Transcend Information, Inc.	7,000	17,721
Wistron Corp.	360,000	278,108

		22,706,950

Textiles, Apparel & Luxury Goods - 2.1%
361 Degrees International Ltd.	960,000	278,929
Aditya Birla Fashion and Retail Ltd.*	6,536	13,356
Aksa Akrilik Kimya Sanayii A/S	121,440	289,437
Alpargatas SA (Preference)	5,900	20,025
ANTA Sports Products Ltd.	65,000	331,330
Arezzo Industria e Comercio SA	1,600	18,165
Arvind Ltd.*	7,361	45,152
Bata India Ltd.	2,024	26,822
Bosideng International Holdings Ltd.	6,240,000	938,328
CCC SA	1,800	110,757
China Dongxiang Group Co. Ltd.	6,120,000	1,013,871
China Lilang Ltd.	22,000	26,830
Citychamp Watch & Jewellery Group Ltd.	1,920,000	408,607
De Licacy Industrial Co. Ltd.	13,339	11,045
Eclat Textile Co. Ltd.	12,698	146,209
F&F Co. Ltd.	10,700	746,078
Feng TAY Enterprise Co. Ltd.	21,122	121,430
Fila Korea Ltd.	2,780	78,779
Formosa Taffeta Co. Ltd.	33,000	34,925
Fuguiniao Co. Ltd., Class H*(c)	334,800	165,541
Fulgent Sun International Holding Co. Ltd.	151,000	257,964
Grendene SA	18,822	39,030
Guararapes Confeccoes SA	300	7,646

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Handsome Co. Ltd.	24,600	830,152
Hansae Co. Ltd.	1,034	15,390
HengTen Networks Group Ltd.*(a)	1,032,000	32,878
HS Industries Co. Ltd.	67,560	451,145
Huvis Corp.	26,760	212,185
Hwaseung Enterprise Co. Ltd.	17,214	168,501
JNBY Design Ltd.(b)	317,000	746,533
Lao Feng Xiang Co. Ltd., Class B	348,000	1,092,024
LF Corp.	32,400	796,496
Li Ning Co. Ltd.*	95,500	104,054
LPP SA	78	191,446
Makalot Industrial Co. Ltd.	7,650	33,984
Nan Liu Enterprise Co. Ltd.	2,000	11,041
Nishat Mills Ltd.	312,000	347,772
Page Industries Ltd.	360	152,497
Pou Chen Corp.	309,000	339,644
Quang Viet Enterprise Co. Ltd.	4,000	17,247
Rajesh Exports Ltd.	4,080	33,762
Raymond Ltd.	2,176	26,525
Roo Hsing Co. Ltd.*	748,000	353,061
Ruentex Industries Ltd.*	63,000	120,592
Shenzhou International Group Holdings Ltd.	38,000	466,093
SRF Ltd.	774	19,537
Tainan Spinning Co. Ltd.	48,555	21,174
Taiwan Paiho Ltd.	11,000	22,745
Texhong Textile Group Ltd.	447,500	729,947
Titan Co. Ltd.	18,840	250,614
Vardhman Textiles Ltd.	25,200	445,001
Welspun India Ltd.	11,024	9,146
Xtep International Holdings Ltd.	60,000	37,695
Youngone Corp.	2,880	77,751
Youngone Holdings Co. Ltd.	9,480	455,081

		13,741,969

Thrifts & Mortgage Finance - 0.5%
Dewan Housing Finance Corp. Ltd.	10,440	91,406
GRUH Finance Ltd.	12,740	60,072
Housing Development Finance Corp. Ltd.	98,750	2,872,171
Indiabulls Housing Finance Ltd.	19,320	365,365
LIC Housing Finance Ltd.	15,240	117,556
Malaysia Building Society Bhd.	89,915	24,773
PNB Housing Finance Ltd.(b)	860	16,222

		3,547,565

Tobacco - 0.3%
British American Tobacco Malaysia Bhd.	5,900	49,754
Eastern Tobacco	6,552	60,355
Gudang Garam Tbk. PT	25,200	131,330
ITC Ltd.	162,480	705,248
KT&G Corp.	7,560	746,775

		1,693,462

Trading Companies & Distributors - 0.4%
Adani Enterprises Ltd.	15,288	43,566
AKR Corporindo Tbk. PT	71,700	20,933
Barloworld Ltd.	15,840	153,336
BOC Aviation Ltd.(b)	26,100	164,307

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Trading Companies & Distributors - (continued)
China Aircraft Leasing Group Holdings Ltd.(b)	492,000	501,583
CITIC Resources Holdings Ltd.	126,000	13,969
Ferreycorp SAA	1,656,960	1,194,278
LG International Corp.	2,400	50,633
Posco Daewoo Corp.	6,600	112,985
SK Networks Co. Ltd.	22,800	95,896

		2,351,486

Transportation Infrastructure - 1.5%
Adani Ports & Special Economic Zone Ltd.	47,880	279,065
Airports of Thailand PCL	54,000	107,529
Airports of Thailand PCL, NVDR	198,000	394,274
Bangkok Aviation Fuel Services PCL, NVDR	18,800	19,636
Bangkok Expressway & Metro PCL, NVDR	456,000	114,445
Beijing Capital International Airport Co. Ltd., Class H	74,000	84,117
CCR SA	60,000	168,182
China Merchants Port Holdings Co. Ltd.	171,393	354,705
COSCO SHIPPING Ports Ltd.	87,376	82,063
DP World Ltd.	10,440	240,120
Grindrod Ltd.*(a)	14,604	8,752
Grupo Aeroportuario del Centro Norte SAB de CV	17,200	104,505
Grupo Aeroportuario del Pacifico SAB de CV, Class B	20,600	194,441
Grupo Aeroportuario del Sureste SAB de CV, Class B	9,600	170,602
International Container Terminal Services, Inc.	42,650	71,478
Jasa Marga Persero Tbk. PT	88,423	28,759
Jiangsu Expressway Co. Ltd., Class H	62,000	75,375
Lingkaran Trans Kota Holdings Bhd.	17,200	18,364
Malaysia Airports Holdings Bhd.	31,200	70,996
Novorossiysk Commercial Sea Port PJSC*	289,596	29,796
OHL Mexico SAB de CV	26,500	38,261
Promotora y Operadora de Infraestructura SAB de CV(a)	12,000	124,155
Promotora y Operadora de Infraestructura SAB de CV, Class L	2,300	17,504
Qingdao Port International Co. Ltd., Class H*(b)	1,920,000	1,399,540
Shenzhen Expressway Co. Ltd., Class H	1,200,000	1,085,745
Shenzhen International Holdings Ltd.	60,000	110,562
Sociedad Matriz SAAM SA	7,821,720	736,089
Taiwan High Speed Rail Corp.	134,000	108,770
TAV Havalimanlari Holding A/S	21,360	126,272
Tianjin Port Development Holdings Ltd.	2,880,000	352,332

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Transportation Infrastructure - (continued)
Westports Holdings Bhd.	61,600	56,069
Yuexiu Transport Infrastructure Ltd.(a)	1,200,000	870,125
Zhejiang Expressway Co. Ltd., Class H	2,536,000	2,152,343

		9,794,971

Water Utilities - 0.2%
Aguas Andinas SA, Class A	165,240	95,860
Beijing Enterprises Water Group Ltd.	720,000	392,703
China Everbright Water Ltd.	42,900	12,606
Cia de Saneamento Basico do Estado de Sao Paulo*	42,100	280,170
Cia de Saneamento de Minas Gerais-COPASA	12,000	129,945
Cia de Saneamento do Parana (Preference)	24,000	53,026
CT Environmental Group Ltd.	192,000	23,978
Guangdong Investment Ltd.	168,000	289,450
Inversiones Aguas Metropolitanas SA	11,208	17,630
Manila Water Co., Inc.	33,800	16,867
SIIC Environment Holdings Ltd.*	89,300	24,600
TTW PCL, NVDR	68,000	25,548

		1,362,383

Wireless Telecommunication Services - 2.3%
Advanced Info Service PCL, NVDR	64,300	390,400
Almendral SA	22,553,106	1,692,025
America Movil SAB de CV, Series L	1,380,000	1,181,124
Axiata Group Bhd.	186,782	201,715
Bharti Airtel Ltd.	59,520	338,967
China Mobile Ltd.	687,617	6,203,945
DiGi.Com Bhd.	144,000	161,181
Empresa Nacional de Telecomunicaciones SA	5,699	53,595
Far EasTone Telecommunications Co. Ltd.	82,000	194,460
Global Telecom Holding SAE*	388,800	89,999
Globe Telecom, Inc.	1,560	53,905
Ground International Development Ltd.*	150,000	29,629
Idea Cellular Ltd.*	229,318	183,391
Indosat Tbk. PT	68,800	16,747
Intouch Holdings PCL, NVDR	96,000	162,308
Maxis Bhd.	84,000	119,646
MegaFon PJSC*	15,240	144,102
Mobile TeleSystems PJSC	120,360	508,850
MTN Group Ltd.	106,320	929,374
PLAY Communications SA(b)	10,800	63,205
PLDT, Inc.	3,600	90,636
Sarana Menara Nusantara Tbk. PT	2,040,000	74,272
SK Telecom Co. Ltd.	5,040	1,128,610
Taiwan Mobile Co. Ltd.	95,000	327,383
TIM Participacoes SA*	48,000	158,439
Total Access Communication PCL, NVDR	41,600	51,265

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Wireless Telecommunication Services - (continued)
Tower Bersama Infrastructure Tbk. PT	81,300	29,599
Turkcell Iletisim Hizmetleri A/S	129,360	340,990
Vodacom Group Ltd.	27,840	298,086
Vodafone Qatar QSC*	20,384	51,226
XL Axiata Tbk. PT*	149,675	28,544

		15,297,618

TOTAL COMMON STOCKS (Cost $595,438,401)		650,917,139

	Principal Amount ($)
CORPORATE BONDS - 0.0%(e)
Independent Power and Renewable Electricity Producers - 0.0%(e)
NTPC Ltd. Series 54, 8.49%, 3/25/2025 (Cost $—)	INR49,126	9,887

	Number of Rights
RIGHTS - 0.0%(e)
Auto Components - 0.0%(e)
Cayman Engley Industrial Co. Ltd., expiring 8/2/2018, price 147.00 TWD*(c)	3,796	1,736

Diversified Financial Services - 0.0%
Corp. Financiera Colombiana SA, expiring 8/15/2018, price 24,000.00 COP*‡(c)	861	—

Electric Utilities - 0.0%
RusHydro PJSC, price 1.00 RUB*‡(c)	565,935	—

Machinery - 0.0%(e)
Hiwin Technologies Corp., expiring 8/31/2018, price 250.00 TWD*(c)	406	650

Media - 0.0%(e)
Jcontentree Corp., expiring 9/7/2018, price 5,420.00 KRW*(c)	504	216

Pharmaceuticals - 0.0%(e)
China Grand Pharmaceutical and Healthcare Holdings Ltd., expiring 8/7/2018, price 5.20 HKD*(c)	11,520	74

TOTAL RIGHTS (Cost $—)		2,676

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(f) - 0.1%
REPURCHASE AGREEMENTS - 0.1%
Citigroup Global Markets, Inc., 2.18%, dated 7/31/2018, due 8/7/2018, repurchase price $200,085, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 0.63%, maturing 1/15/2024 - 1/15/2028; total market value $196,508	200,000	200,000
Citigroup Global Markets, Inc., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $120,045, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 2.38%, maturing 11/30/2019 - 1/31/2023; total market value $122,279	120,039	120,039
NBC Global Finance Ltd., 2.08%, dated 7/31/2018, due 8/1/2018, repurchase price $300,017, collateralized by various Common Stocks; total market value $335,234	300,000	300,000

		620,039

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $620,039)		620,039

Total Investments — 98.3% (Cost $596,058,440)		651,549,741
Other Assets Less Liabilities — 1.7%		11,107,313

Net Assets — 100.0%		662,657,054

*	Non-income producing security.
^	Security subject to restrictions on resale.
‡	Value determined using significant unobservable inputs.
(a)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $16,226,411, collateralized in the form of cash with a value of $620,039 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $2,615,691 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from August 16, 2018 – May 15, 2047 and $14,122,290 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from August 22, 2018 – July 22, 2068; a total value of $17,358,020.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Security fair valued as of July 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2018 amounted to $615,577, which represents approximately 0.09% of net assets of the Fund.

(d)	Amount less than one dollar.
(e)	Represents less than 0.05% of net assets.
(f)	The security was purchased with cash collateral held from securities on loan at July 31, 2018. The total value of securities purchased was $620,039.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
COP	Colombian Peso
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
INR	Indian Rupee
KRW	Korean Won
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
RUB	Russian Ruble
SCA	Limited partnership with share capital
TWD	Taiwan Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Futures Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open futures contracts as of July 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI Emerging Markets E-Mini Index	214	09/21/2018	USD	$11,730,410	$142,010

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2018:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
BRL*	569,296	BNP Paribas SA	USD	150,000	09/19/2018	$734
USD	350,901	Goldman Sachs & Co.	BRL*	1,311,635	09/19/2018	3,616
USD	1,360,000	BNP Paribas SA	HKD	10,659,617	09/19/2018	91
USD	94,030	Morgan Stanley	INR*	6,426,458	09/19/2018	882
USD	1,330,841	BNP Paribas SA	KRW*	1,425,503,330	09/19/2018	55,131
USD	213,012	BNP Paribas SA	TWD*	6,301,528	09/19/2018	6,587
USD	750,000	Goldman Sachs & Co.	TWD*	22,866,000	09/19/2018	957

Total unrealized appreciation						$67,998

HKD	889,226	Citibank NA	USD	113,509	09/19/2018	$(65)
KRW*	1,406,026,440	Morgan Stanley	USD	1,260,000	09/19/2018	(1,720)
USD	290,777	Goldman Sachs & Co.	RUB*	18,472,841	09/19/2018	(3,699)

Total unrealized depreciation						$(5,484)

Net unrealized appreciation						$62,514

*	Non-deliverable forward.

Abbreviations:

BRL — Brazilian Real

HKD — Hong Kong Dollar

INR — Indian Rupee

KRW — Korean Won

RUB — Russian Ruble

TWD — Taiwan Dollar

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2018 (Unaudited)

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2018:

Brazil	5.0%
Chile	1.3
China	29.3
Colombia	0.8
Czech Republic	0.1
Egypt	0.2
Greece	0.4
Hungary	0.2
India	6.9
Indonesia	2.0
Malaysia	2.3
Mexico	2.4
Pakistan	0.7
Peru	0.5
Philippines	1.5
Poland	1.7
Qatar	0.6
Russia	3.4
South Africa	6.4
South Korea	15.5
Taiwan	12.8
Thailand	2.1
Turkey	1.1
United Arab Emirates	1.0
Other[1]	1.8

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 100.1%
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund(a) (Cost $9,330,773)	151,410	10,062,709

Total Investments — 100.1% (Cost $9,330,773)		10,062,709
Liabilities in excess of other assets — (0.1%)		(9,164)

Net Assets — 100.0%		10,053,545

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Fund.

Percentages shown are based on Net Assets.

The FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund currently seeks its investment objective by investing a substantial portion of its assets in an affiliated FlexShares Fund. The Schedule of Investments of the affiliated FlexShares Fund is located elsewhere in this Report.

Investment in a company which was affiliated for the period ending July 31, 2018, was as follows:

Security	Value October 31, 2017	Purchases at Cost	Sales Proceeds	Shares July 31, 2018	Value July 31, 2018	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	$18,799,687	$2,990,994	$11,793,109	151,410	$10,062,709	$(1,778,682)	$369,720	$1,843,819

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Forward Foreign Currency Contracts

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2018:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	117,462	Toronto-Dominion Bank (The)	DKK	746,000	08/21/2018	$116
USD	2,552,609	Toronto-Dominion Bank (The)	EUR	2,176,000	08/21/2018	2,810
USD	96,318	Toronto-Dominion Bank (The)	ILS	349,000	08/21/2018	1,164
USD	2,692,213	Toronto-Dominion Bank (The)	JPY	300,544,000	08/21/2018	3,787

Total unrealized appreciation						$7,877

USD	563,873	Toronto-Dominion Bank (The)	AUD	761,000	08/21/2018	$(1,913)
USD	912,948	Toronto-Dominion Bank (The)	CAD	1,198,000	08/21/2018	(7,504)
USD	505,630	Toronto-Dominion Bank (The)	CHF	502,000	08/21/2018	(2,279)
USD	1,724,799	Toronto-Dominion Bank (The)	GBP	1,315,000	08/21/2018	(1,592)
USD	307,674	Toronto-Dominion Bank (The)	HKD	2,414,000	08/21/2018	(101)
USD	126,174	Toronto-Dominion Bank (The)	NOK	1,033,000	08/21/2018	(723)
USD	34,001	Toronto-Dominion Bank (The)	NZD	50,000	08/21/2018	(38)
USD	289,208	Toronto-Dominion Bank (The)	SEK	2,562,000	08/21/2018	(2,819)
USD	107,831	Toronto-Dominion Bank (The)	SGD	147,000	08/21/2018	(186)

Total unrealized depreciation						$(17,155)

Net unrealized depreciation						$(9,278)

Abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 99.8%
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund(a) (Cost $27,825,301)	600,570	33,163,475

Total Investments — 99.8% (Cost $27,825,301)		33,163,475
Other Assets Less Liabilities — 0.2%		64,159

Net Assets — 100.0%		33,227,634

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Fund.

Percentages shown are based on Net Assets.

The FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund currently seeks its investment objective by investing a substantial portion of its assets in an affiliated FlexShares Fund. The Schedule of Investments of the affiliated FlexShares Fund is located elsewhere in this Report.

Investment in a company which was affiliated for the period ending July 31, 2018, was as follows:

Security	Value October 31, 2017	Purchases at Cost	Sales Proceeds	Shares July 31, 2018	Value July 31, 2018	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	$41,185,996	$1,834,255	$8,631,797	600,570	$33,163,475	$(3,906,341)	$536,746	$2,681,362

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

July 31, 2018 (Unaudited)

Futures Contracts

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund had the following open futures contracts as of July 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI Emerging Markets E-Mini Index	4	09/21/2018	USD	$219,260	$1,452

Forward Foreign Currency Contracts

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2018:

Contracts to Receive		Counterparty	In Exchange For			Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	152,511	Toronto-Dominion Bank (The)	EUR		130,000	08/22/2018	$166
USD	4,296,796	JPMorgan Chase Bank	TWD	*	131,280,000	08/22/2018	3,593
USD	762,608	Goldman Sachs & Co.	MYR	*	3,100,000	08/23/2018	526
USD	352,989	Toronto-Dominion Bank (The)	TRY		1,720,000	08/28/2018	6,965

Total unrealized appreciation							$11,250

USD	1,632,083	JPMorgan Chase Bank	BRL	*	6,190,000	08/22/2018	$(11,679)
USD	418,627	BNP Paribas SA	CLP	*	275,240,000	08/22/2018	(11,806)
USD	9,505,680	Toronto-Dominion Bank (The)	HKD		74,580,000	08/22/2018	(3,186)
USD	5,154,348	JPMorgan Chase Bank	KRW	*	5,814,620,000	08/22/2018	(45,736)
USD	785,281	Toronto-Dominion Bank (The)	MXN		15,020,000	08/22/2018	(16,829)
USD	519,822	Toronto-Dominion Bank (The)	PLN		1,920,000	08/22/2018	(5,406)
USD	1,105,903	JPMorgan Chase Bank	RUB	*	70,450,000	08/22/2018	(20,384)
USD	673,253	BNP Paribas SA	THB		22,450,000	08/22/2018	(1,831)
USD	2,057,580	Toronto-Dominion Bank (The)	ZAR		27,760,000	08/22/2018	(55,662)
USD	667,377	Morgan Stanley	IDR	*	9,719,610,000	08/23/2018	(5,006)
USD	2,212,425	Morgan Stanley	INR	*	152,560,000	08/23/2018	(6,068)
USD	500,412	Goldman Sachs & Co.	PHP	*	26,750,000	08/23/2018	(2,842)

Total unrealized depreciation							$(186,435)

Net unrealized depreciation							$(175,185)

*	Non-deliverable forward.

Abbreviations:

BRL — Brazilian Real

CLP — Chilean Peso

EUR — Euro

HKD — Hong Kong Dollar

IDR — Indonesian Rupiah

INR — Indian Rupee

KRW — Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

PHP — Philippine Peso

PLN — Polish Zloty

RUB — Russian Ruble

THB — Thai Baht

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — US Dollar

ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%
Aerospace & Defense - 4.2%
Boeing Co. (The)	3,150	1,122,345
Lockheed Martin Corp.	2,772	903,949
Spirit AeroSystems Holdings, Inc., Class A	3,150	293,738

		2,320,032

Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	3,465	263,929

Airlines - 1.1%
Delta Air Lines, Inc.	4,662	253,706
United Continental Holdings, Inc.*	4,662	374,825

		628,531

Auto Components - 0.4%
Lear Corp.	1,197	215,616

Banks - 6.3%
Bank of America Corp.	41,580	1,283,991
Citigroup, Inc.	14,994	1,077,919
Citizens Financial Group, Inc.	6,426	255,626
Fifth Third Bancorp	10,521	311,316
JPMorgan Chase & Co.	2,457	282,432
Regions Financial Corp.	14,112	262,624

		3,473,908

Biotechnology - 2.5%
AbbVie, Inc.	3,780	348,630
Amgen, Inc.	5,355	1,052,525

		1,401,155

Capital Markets - 3.9%
Goldman Sachs Group, Inc. (The)	3,402	807,737
Morgan Stanley	14,301	723,059
S&P Global, Inc.	3,024	606,130

		2,136,926

Chemicals - 1.1%
LyondellBasell Industries NV, Class A	3,276	362,948
Westlake Chemical Corp.	2,016	216,155

		579,103

Communications Equipment - 2.1%
Cisco Systems, Inc.	26,901	1,137,643

Consumer Finance - 1.9%
Ally Financial, Inc.	11,214	300,087
Capital One Financial Corp.	5,481	516,968
Discover Financial Services	2,835	202,447

		1,019,502

Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc., Class B*	945	186,987

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	17,514	559,922
Verizon Communications, Inc.	6,489	335,092

		895,014

Electric Utilities - 1.8%
Exelon Corp.	9,828	417,690
FirstEnergy Corp.	8,568	303,564
PG&E Corp.	5,859	252,406

		973,660

Electrical Equipment - 0.8%
Eaton Corp. plc	4,977	413,937

Electronic Equipment, Instruments & Components - 1.0%
Arrow Electronics, Inc.*	3,213	243,674
CDW Corp.	252	21,190
TE Connectivity Ltd.	2,961	277,061

		541,925

Equity Real Estate Investment Trusts (REITs) - 4.6%
Duke Realty Corp.	11,025	321,048
Equity Residential	4,599	300,913
Host Hotels & Resorts, Inc.	12,915	270,440
Kimco Realty Corp.	20,538	342,779
Prologis, Inc.	5,166	338,993
Public Storage	1,638	356,806
SL Green Realty Corp.	3,213	331,292
Weyerhaeuser Co.	7,749	264,861

		2,527,132

Food & Staples Retailing - 3.5%
Kroger Co. (The)	13,734	398,286
Walgreens Boots Alliance, Inc.	9,324	630,489
Walmart, Inc.	9,954	888,195

		1,916,970

Food Products - 2.2%
Archer-Daniels-Midland Co.	7,434	358,765
Bunge Ltd.	3,465	239,535
Conagra Brands, Inc.	7,497	275,215
JM Smucker Co. (The)	2,898	322,026

		1,195,541

Gas Utilities - 0.6%
UGI Corp.	6,741	358,217

Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	5,670	410,792
Danaher Corp.	7,056	723,804

		1,134,596

Health Care Providers & Services - 5.4%
Anthem, Inc.	2,709	685,377
Centene Corp.*	567	73,897
Cigna Corp.	1,512	271,283
CVS Health Corp.	2,709	175,706
Express Scripts Holding Co.*	6,174	490,586
Humana, Inc.	1,575	494,833
UnitedHealth Group, Inc.	1,449	366,916

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Health Care Providers & Services - (continued)
WellCare Health Plans, Inc.*	1,512	404,339

		2,962,937

Hotels, Restaurants & Leisure - 0.8%
Hilton Worldwide Holdings, Inc.	3,528	277,512
Yum! Brands, Inc.	1,764	139,868

		417,380

Household Durables - 1.5%
DR Horton, Inc.	6,174	269,804
NVR, Inc.*	100	275,943
PulteGroup, Inc.	9,702	276,410

		822,157

Independent Power and Renewable Electricity Producers - 0.5%
NRG Energy, Inc.	9,576	303,272

Insurance - 2.0%
Allstate Corp. (The)	3,528	335,583
Loews Corp.	6,237	316,715
Reinsurance Group of America, Inc.	882	124,803
Torchmark Corp.	1,638	144,259
Unum Group	4,221	167,700

		1,089,060

Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc.*	470	835,397

Internet Software & Services - 2.7%
Akamai Technologies, Inc.*	3,654	275,000
Alphabet, Inc., Class A*	9	11,045
Alphabet, Inc., Class C*	76	92,512
eBay, Inc.*	5,355	179,124
Facebook, Inc., Class A*	1,638	282,686
Twitter, Inc.*	8,694	277,078
VeriSign, Inc.*	2,583	375,129

		1,492,574

IT Services - 2.7%
Amdocs Ltd.	1,638	110,696
Cognizant Technology Solutions Corp., Class A	6,111	498,046
International Business Machines Corp.	945	136,959
Mastercard, Inc., Class A	2,268	449,064
Total System Services, Inc.	3,339	305,652

		1,500,417

Machinery - 3.1%
Caterpillar, Inc.	5,292	760,989
Cummins, Inc.	2,331	332,890
PACCAR, Inc.	5,355	351,931
Pentair plc	5,355	239,101

		1,684,911

Media - 0.9%
News Corp., Class A	16,947	255,391
Viacom, Inc., Class B	9,009	261,712

		517,103

Metals & Mining - 1.8%
Freeport-McMoRan, Inc.	15,624	257,796
Newmont Mining Corp.	3,654	134,029
Nucor Corp.	5,355	358,410

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Metals & Mining - (continued)
Steel Dynamics, Inc.	5,103	240,300

		990,535

Multiline Retail - 2.0%
Dollar Tree, Inc.*	2,898	264,529
Nordstrom, Inc.	7,056	369,805
Target Corp.	5,607	452,373

		1,086,707

Multi-Utilities - 1.0%
CenterPoint Energy, Inc.	9,891	281,695
DTE Energy Co.	2,394	259,845

		541,540

Oil, Gas & Consumable Fuels - 7.4%
Chevron Corp.	9,639	1,217,117
ConocoPhillips	12,663	913,889
Exxon Mobil Corp.	6,489	528,918
Marathon Petroleum Corp.	4,221	341,183
Phillips 66	4,221	520,618
Valero Energy Corp.	4,473	529,380

		4,051,105

Pharmaceuticals - 3.0%
Johnson & Johnson	8,568	1,135,431
Mylan NV*	6,489	242,105
Perrigo Co. plc	3,213	258,711

		1,636,247

Road & Rail - 0.6%
Norfolk Southern Corp.	1,953	330,057

Semiconductors & Semiconductor Equipment - 5.2%
Applied Materials, Inc.	630	30,637
Intel Corp.	22,050	1,060,605
KLA-Tencor Corp.	2,961	347,681
Lam Research Corp.	1,890	360,309
Micron Technology, Inc.*	10,899	575,358
NVIDIA Corp.	1,260	308,524
Texas Instruments, Inc.	1,827	203,382

		2,886,496

Software - 4.4%
Adobe Systems, Inc.*	1,575	385,371
CA, Inc.	9,009	398,288
Citrix Systems, Inc.*	1,323	145,490
Intuit, Inc.	2,709	553,286
Microsoft Corp.	9,009	955,675

		2,438,110

Specialty Retail - 3.1%
Best Buy Co., Inc.	4,032	302,521
Gap, Inc. (The)	8,694	262,298
Home Depot, Inc. (The)	5,859	1,157,270

		1,722,089

Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	7,812	1,486,546
HP, Inc.	19,593	452,206
NetApp, Inc.	4,599	356,515
Seagate Technology plc	5,229	275,150
Western Digital Corp.	3,906	274,006
Xerox Corp.	8,190	212,694

		3,057,117

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Textiles, Apparel & Luxury Goods - 0.5%
PVH Corp.	1,827	280,481

Tobacco - 0.3%
Altria Group, Inc.	2,898	170,055

Trading Companies & Distributors - 0.7%
WW Grainger, Inc.	1,134	392,999

Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc.*	4,725	283,500

TOTAL COMMON STOCKS (Cost $49,121,232)		54,812,570

Total Investments — 99.7% (Cost $49,121,232)		54,812,570
Other Assets Less Liabilities — 0.3%		185,386

Net Assets — 100.0%		54,997,956

*	Non-income producing security.

Percentages shown are based on Net Assets.

Futures Contracts

FlexShares® US Quality Large Cap Index Fund had the following open futures contract as of July 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	1	09/21/2018	USD	$140,855	$4,301

Abbreviations:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® US ESG Impact Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.3%
Aerospace & Defense - 0.5%
United Technologies Corp.	928	125,967

Air Freight & Logistics - 1.7%
Expeditors International of Washington, Inc.	592	45,093
FedEx Corp.	736	180,960
United Parcel Service, Inc., Class B	1,728	207,170
XPO Logistics, Inc.*	112	11,169

		444,392

Airlines - 0.3%
Alaska Air Group, Inc.	48	3,016
Southwest Airlines Co.	1,504	87,472

		90,488

Auto Components - 0.0%(a)
Autoliv, Inc.	128	13,115

Automobiles - 0.7%
General Motors Co.	2,864	108,574
Tesla, Inc.*	256	76,324

		184,898

Banks - 7.3%
Bank of America Corp.	16,496	509,396
Citigroup, Inc.	3,664	263,405
Comerica, Inc.	256	24,817
Fifth Third Bancorp	1,024	30,300
JPMorgan Chase & Co.	7,312	840,514
KeyCorp	3,408	71,125
PNC Financial Services Group, Inc. (The)	272	39,394
US Bancorp	2,752	145,884

		1,924,835

Beverages - 2.2%
Coca-Cola Co. (The)	3,360	156,677
Coca-Cola European Partners plc	272	11,217
PepsiCo, Inc.	3,680	423,200

		591,094

Biotechnology - 2.4%
AbbVie, Inc.	1,360	125,433
Alkermes plc*	16	701
Amgen, Inc.	1,312	257,874
Biogen, Inc.*	384	128,398
Gilead Sciences, Inc.	1,040	80,943
Vertex Pharmaceuticals, Inc.*	240	42,012

		635,361

Building Products - 0.2%
Fortune Brands Home & Security, Inc.	96	5,568
Johnson Controls International plc	272	10,203
Owens Corning	496	30,861

		46,632

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Capital Markets - 3.3%
Bank of New York Mellon Corp. (The)	2,656	142,016
BlackRock, Inc.	336	168,927
Goldman Sachs Group, Inc. (The)	416	98,771
Intercontinental Exchange, Inc.	1,152	85,144
Invesco Ltd.	2,112	57,003
Morgan Stanley	1,264	63,908
MSCI, Inc.	128	21,272
Nasdaq, Inc.	336	30,710
S&P Global, Inc.	592	118,661
SEI Investments Co.	384	23,017
State Street Corp.	544	48,041
T. Rowe Price Group, Inc.	112	13,337

		870,807

Chemicals - 1.5%
Air Products & Chemicals, Inc.	240	39,401
Celanese Corp., Series A	448	52,913
Ecolab, Inc.	896	126,067
FMC Corp.	320	28,762
International Flavors & Fragrances, Inc.	32	4,248
LyondellBasell Industries NV, Class A	672	74,451
PPG Industries, Inc.	144	15,935
Sherwin-Williams Co. (The)	144	63,465

		405,242

Commercial Services & Supplies - 0.9%
Cintas Corp.	288	58,890
Republic Services, Inc.	944	68,421
Waste Management, Inc.	1,136	102,240

		229,551

Communications Equipment - 1.2%
Cisco Systems, Inc.	7,440	314,638

Consumer Finance - 0.6%
Ally Financial, Inc.	288	7,707
American Express Co.	992	98,724
Synchrony Financial	1,632	47,230

		153,661

Containers & Packaging - 0.5%
Ball Corp.	176	6,859
International Paper Co.	992	53,300
Sealed Air Corp.	1,632	71,922

		132,081

Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc., Class B*	2,256	446,395
Voya Financial, Inc.	432	21,824

		468,219

Diversified Telecommunication Services - 3.1%
AT&T, Inc.	7,168	229,161
CenturyLink, Inc.	8,032	150,760
Verizon Communications, Inc.	8,576	442,865

		822,786

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® US ESG Impact Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electric Utilities - 1.1%
American Electric Power Co., Inc.	1,200	85,368
Eversource Energy	1,200	72,864
Exelon Corp.	2,192	93,160
PG&E Corp.	1,024	44,114

		295,506

Electrical Equipment - 0.6%
Eaton Corp. plc	656	54,559
Emerson Electric Co.	1,296	93,675
Rockwell Automation, Inc.	64	12,004

		160,238

Electronic Equipment, Instruments & Components - 0.2%
CDW Corp.	576	48,436

Energy Equipment & Services - 1.3%
Halliburton Co.	3,904	165,608
Schlumberger Ltd.	2,496	168,530

		334,138

Equity Real Estate Investment Trusts (REITs) - 1.0%
AvalonBay Communities, Inc.	544	96,206
GGP, Inc.	384	8,187
HCP, Inc.	640	16,576
Host Hotels & Resorts, Inc.	832	17,422
Iron Mountain, Inc.	288	10,112
Prologis, Inc.	32	2,100
Public Storage	176	38,338
Vornado Realty Trust	256	18,411
Weyerhaeuser Co.	1,888	64,532

		271,884

Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	848	185,466
Kroger Co. (The)	1,648	47,792
Sysco Corp.	1,888	126,893
Walgreens Boots Alliance, Inc.	1,968	133,076

		493,227

Food Products - 1.1%
Archer-Daniels-Midland Co.	1,904	91,887
Conagra Brands, Inc.	1,904	69,896
General Mills, Inc.	64	2,948
Hershey Co. (The)	672	65,997
Ingredion, Inc.	48	4,862
Kellogg Co.	224	15,911
McCormick & Co., Inc. (Non-Voting)	48	5,642
Mondelez International, Inc., Class A	640	27,763

		284,906

Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	3,936	257,966
Baxter International, Inc.	1,104	79,985
Becton Dickinson and Co.	640	160,237
Edwards Lifesciences Corp.*	336	47,863
Hologic, Inc.*	640	27,462
IDEXX Laboratories, Inc.*	112	27,432
Medtronic plc	2,304	207,890
Varian Medical Systems, Inc.*	80	9,236

		818,071

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Health Care Providers & Services - 0.9%
Anthem, Inc.	288	72,864
Cigna Corp.	224	40,190
CVS Health Corp.	272	17,642
Humana, Inc.	192	60,323
Laboratory Corp. of America Holdings*	336	58,914

		249,933

Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	240	14,218
Darden Restaurants, Inc.	96	10,266
Domino’s Pizza, Inc.	64	16,810
Hilton Worldwide Holdings, Inc.	480	37,757
Marriott International, Inc., Class A	704	89,999
McDonald’s Corp.	1,248	196,610
MGM Resorts International	848	26,602
Starbucks Corp.	1,456	76,280
Yum! Brands, Inc.	480	38,059

		506,601

Household Products - 1.9%
Church & Dwight Co., Inc.	2,000	111,800
Clorox Co. (The)	368	49,743
Colgate-Palmolive Co.	48	3,216
Kimberly-Clark Corp.	896	102,019
Procter & Gamble Co. (The)	2,912	235,522

		502,300

Independent Power and Renewable Electricity Producers - 0.2%
AES Corp.	2,112	28,216
NRG Energy, Inc.	736	23,309

		51,525

Industrial Conglomerates - 1.4%
3M Co.	672	142,679
General Electric Co.	9,648	131,502
Roper Technologies, Inc.	304	91,778

		365,959

Insurance - 1.8%
Aflac, Inc.	1,632	75,953
Alleghany Corp.	16	10,068
Allstate Corp. (The)	544	51,745
Aon plc	96	13,781
Hartford Financial Services Group, Inc. (The)	528	27,826
Lincoln National Corp.	496	33,778
Loews Corp.	368	18,687
MetLife, Inc.	1,504	68,793
Principal Financial Group, Inc.	208	12,081
Progressive Corp. (The)	160	9,602
Prudential Financial, Inc.	816	82,342
Travelers Cos., Inc. (The)	272	35,398
Unum Group	432	17,163
Willis Towers Watson plc	96	15,304
XL Group Ltd.	272	15,295

		487,816

Internet & Direct Marketing Retail - 5.1%
Amazon.com, Inc.*	768	1,365,074

Internet Software & Services - 6.8%
Akamai Technologies, Inc.*	64	4,817

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® US ESG Impact Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Internet Software & Services - (continued)
Alphabet, Inc., Class C*	688	837,475
eBay, Inc.*	912	30,506
Facebook, Inc., Class A*	5,216	900,177
Twitter, Inc.*	1,024	32,635

		1,805,610

IT Services - 3.3%
Accenture plc, Class A	1,792	285,519
Amdocs Ltd.	400	27,032
International Business Machines Corp.	1,120	162,322
Jack Henry & Associates, Inc.	112	15,087
Mastercard, Inc., Class A	1,456	288,288
PayPal Holdings, Inc.*	1,088	89,368
Square, Inc., Class A*	48	3,103

		870,719

Leisure Products - 0.2%
Hasbro, Inc.	464	46,219

Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	336	22,189
Thermo Fisher Scientific, Inc.	560	131,337

		153,526

Machinery - 2.3%
Caterpillar, Inc.	1,440	207,072
Cummins, Inc.	96	13,710
Deere & Co.	592	85,715
Dover Corp.	560	46,469
IDEX Corp.	160	24,573
Ingersoll-Rand plc	768	75,656
PACCAR, Inc.	1,072	70,452
Pentair plc	896	40,006
Stanley Black & Decker, Inc.	176	26,307
Xylem, Inc.	272	20,824

		610,784

Media - 1.9%
Interpublic Group of Cos., Inc. (The)	960	21,648
Twenty-First Century Fox, Inc., Class A	1,568	70,560
Viacom, Inc., Class B	1,024	29,747
Walt Disney Co. (The)	3,408	387,013

		508,968

Metals & Mining - 0.2%
Newmont Mining Corp.	1,568	57,514

Mortgage Real Estate Investment Trusts (REITs) - 0.0%(a)
Annaly Capital Management, Inc.	1,280	13,722

Multiline Retail - 0.6%
Dollar General Corp.	272	26,697
Dollar Tree, Inc.*	64	5,842
Kohl’s Corp.	304	22,457
Macy’s, Inc.	32	1,271
Target Corp.	1,424	114,888

		171,155

Multi-Utilities - 1.1%
Ameren Corp.	752	46,669

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Multi-Utilities - (continued)
DTE Energy Co.	544	59,046
NiSource, Inc.	1,552	40,631
Public Service Enterprise Group, Inc.	832	42,898
Sempra Energy	864	99,870

		289,114

Oil, Gas & Consumable Fuels - 6.2%
Cabot Oil & Gas Corp.	112	2,632
Chevron Corp.	4,080	515,182
ConocoPhillips	2,992	215,933
Devon Energy Corp.	736	33,127
EOG Resources, Inc.	320	41,261
Exxon Mobil Corp.	7,680	625,997
Hess Corp.	1,248	81,906
Valero Energy Corp.	1,104	130,658

		1,646,696

Personal Products - 0.3%
Estee Lauder Cos., Inc. (The), Class A	640	86,362

Pharmaceuticals - 2.2%
Allergan plc	96	17,673
Eli Lilly & Co.	384	37,943
Merck & Co., Inc.	2,112	139,118
Pfizer, Inc.	9,808	391,633

		586,367

Professional Services - 0.2%
Verisk Analytics, Inc.*	480	53,098

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	368	18,326

Road & Rail - 0.4%
CSX Corp.	1,136	80,292
Kansas City Southern	288	33,486

		113,778

Semiconductors & Semiconductor Equipment - 2.9%
Intel Corp.	9,984	480,230
Maxim Integrated Products, Inc.	32	1,957
ON Semiconductor Corp.*	80	1,764
QUALCOMM, Inc.	336	21,534
Texas Instruments, Inc.	2,272	252,919
Xilinx, Inc.	272	19,603

		778,007

Software - 7.8%
Adobe Systems, Inc.*	672	164,425
Autodesk, Inc.*	448	57,541
CA, Inc.	96	4,244
Dell Technologies, Inc., Class V*	112	10,362
Intuit, Inc.	464	94,767
Microsoft Corp.	14,000	1,485,120
Oracle Corp.	1,616	77,051
salesforce.com, Inc.*	1,056	144,831
Symantec Corp.	1,264	25,558

		2,063,899

Specialty Retail - 2.1%
AutoZone, Inc.*	48	33,865

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® US ESG Impact Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Specialty Retail - (continued)
Best Buy Co., Inc.	528	39,616
Home Depot, Inc. (The)	656	129,573
Lowe’s Cos., Inc.	1,440	143,049
TJX Cos., Inc. (The)	1,776	172,734
Ulta Beauty, Inc.*	176	43,013

		561,850

Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	7,312	1,391,401
Hewlett Packard Enterprise Co.	2,160	33,350
HP, Inc.	3,376	77,918
Western Digital Corp.	48	3,367

		1,506,036

Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc., Class B	2,608	200,582
Tapestry, Inc.	352	16,586
VF Corp.	688	63,344

		280,512

Tobacco - 0.1%
Altria Group, Inc.	512	30,044

Trading Companies & Distributors - 0.4%
Fastenal Co.	320	18,218
HD Supply Holdings, Inc.*	784	34,480
United Rentals, Inc.*	224	33,331
WW Grainger, Inc.	80	27,725

		113,754

Water Utilities - 0.1%
American Water Works Co., Inc.	208	18,356

TOTAL COMMON STOCKS (Cost $23,385,863)		26,073,797

Total Investments — 98.3% (Cost $23,385,863)		26,073,797
Other Assets Less Liabilities — 1.7%		461,906

Net Assets — 100.0%		26,535,703

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Futures Contracts

FlexShares® STOXX® US ESG Impact Index Fund had the following open futures contracts as of July 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	3	09/21/2018	USD	$422,565	$8,214

Abbreviations:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.7%
Aerospace & Defense - 0.2%
Arconic, Inc.	352	7,635
Cobham plc*	2,480	4,068
Meggitt plc	96	718
United Technologies Corp.	1,344	182,435

		194,856

Air Freight & Logistics - 0.8%
Bollore SA	3,744	17,444
Deutsche Post AG (Registered)	624	22,042
Expeditors International of Washington, Inc.	448	34,124
FedEx Corp.	1,024	251,771
Royal Mail plc	3,792	23,324
United Parcel Service, Inc., Class B	2,384	285,817

		634,522

Airlines - 0.2%
Air France-KLM*	112	1,023
Alaska Air Group, Inc.	656	41,217
Deutsche Lufthansa AG (Registered)	464	13,030
easyJet plc	1,232	26,164
International Consolidated Airlines Group SA, DI	3,184	29,654
Qantas Airways Ltd.	2,016	10,071
Southwest Airlines Co.	528	30,709

		151,868

Auto Components - 0.5%
Aisin Seiki Co. Ltd.	100	4,636
Autoliv, Inc.	224	22,951
Bridgestone Corp.	1,600	62,805
Cie Generale des Etablissements Michelin SCA	432	55,651
Continental AG	208	47,944
Faurecia SA	400	27,211
NGK Spark Plug Co. Ltd.	3,200	91,764
Nokian Renkaat OYJ	144	6,249
Schaeffler AG (Preference)	320	4,388
Valeo SA	1,024	50,322

		373,921

Automobiles - 1.6%
Bayerische Motoren Werke AG	2,192	212,079
Daimler AG (Registered)	2,752	190,462
Ferrari NV	320	42,609
Fiat Chrysler Automobiles NV*	2,032	34,707
General Motors Co.	4,704	178,329
Honda Motor Co. Ltd.	11,200	335,680
Peugeot SA	1,968	56,668
Porsche Automobil Holding SE (Preference)	176	11,923
Renault SA	576	50,742
Tesla, Inc.*	416	124,026

		1,237,225

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - 9.9%
ABN AMRO Group NV, CVA(a)	496	13,754
AIB Group plc	1,744	9,999
Australia & New Zealand Banking Group Ltd.	9,568	208,406
Banco Bilbao Vizcaya Argentaria SA	24,208	178,048
Banco BPM SpA*	3,104	9,879
Banco Comercial Portugues SA, Class R*	18,128	5,693
Banco Santander SA	15,312	86,345
Bank of America Corp.	48,656	1,502,497
Bank of Montreal	2,352	186,263
Bank of Nova Scotia (The)	2,416	143,049
Bankinter SA	1,072	10,363
Barclays plc	30,736	78,201
BNP Paribas SA	1,296	84,417
BPER Banca	2,208	12,352
CaixaBank SA	9,488	43,928
Citigroup, Inc.	11,328	814,370
Commerzbank AG*	592	6,397
Commonwealth Bank of Australia	5,664	314,912
Danske Bank A/S	1,872	54,464
DNB ASA	1,040	21,005
Erste Group Bank AG*	176	7,611
Hang Seng Bank Ltd.	1,200	32,664
HSBC Holdings plc	54,736	524,499
ING Groep NV	7,104	108,904
Intesa Sanpaolo SpA	23,728	73,128
JPMorgan Chase & Co.	11,904	1,368,365
KBC Group NV	240	18,466
KeyCorp	4,656	97,171
Lloyds Banking Group plc	216,096	176,825
Mediobanca Banca di Credito Finanziario SpA	272	2,827
National Australia Bank Ltd.	6,608	139,168
NatWest Markets plc*	20,144	67,487
Nordea Bank AB	6,800	72,376
Raiffeisen Bank International AG	96	3,205
Royal Bank of Canada	3,904	304,494
Skandinaviska Enskilda Banken AB, Class A	1,024	10,964
Societe Generale SA	2,048	91,321
Standard Chartered plc	11,152	100,645
Sumitomo Mitsui Trust Holdings, Inc.	4,800	190,216
Svenska Handelsbanken AB, Class A	848	10,486
Swedbank AB, Class A	464	10,995
Toronto-Dominion Bank (The)	3,888	230,443
UniCredit SpA	3,792	67,280
Unione di Banche Italiane SpA	608	2,520
United Overseas Bank Ltd.	3,200	63,516
Westpac Banking Corp.	5,280	115,635

		7,675,553

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Beverages - 2.2%
Anheuser-Busch InBev SA/NV	656	66,462
Carlsberg A/S, Class B	192	23,165
Coca-Cola Amatil Ltd.	1,904	13,560
Coca-Cola Co. (The)	8,832	411,836
Coca-Cola European Partners plc	608	25,074
Coca-Cola HBC AG, DI*	272	9,755
Diageo plc	8,992	330,503
Heineken Holding NV	224	21,662
Heineken NV	720	72,904
PepsiCo, Inc.	5,072	583,280
Pernod Ricard SA	656	105,884
Suntory Beverage & Food Ltd.	1,600	67,965
Thai Beverage PCL	20,800	11,612

		1,743,662

Biotechnology - 2.3%
Amgen, Inc.	2,512	493,734
Biogen, Inc.*	768	256,796
BioMarin Pharmaceutical, Inc.*	624	62,749
Celgene Corp.*	816	73,513
CSL Ltd.	1,392	203,455
Gilead Sciences, Inc.	4,448	346,188
Shire plc	2,656	151,589
Vertex Pharmaceuticals, Inc.*	976	170,849

		1,758,873

Building Products - 0.8%
AGC, Inc.	1,600	66,750
Assa Abloy AB, Class B	2,688	53,337
Cie de Saint-Gobain	400	17,820
Daikin Industries Ltd.	1,700	202,287
Geberit AG (Registered)	128	57,109
Johnson Controls International plc	3,984	149,440
LIXIL Group Corp.	1,600	32,675
Owens Corning	80	4,977

		584,395

Capital Markets - 2.8%
3i Group plc	4,640	57,676
Amundi SA(a)	128	8,842
Bank of New York Mellon Corp. (The)	5,056	270,344
BlackRock, Inc.	384	193,060
Credit Suisse Group AG (Registered)*	7,008	113,048
Deutsche Bank AG (Registered)	6,160	80,638
Deutsche Boerse AG	672	88,613
Euronext NV(a)	96	5,970
Goldman Sachs Group, Inc. (The)	1,264	300,112
Hargreaves Lansdown plc	448	12,200
Hong Kong Exchanges & Clearing Ltd.	2,400	70,833
IG Group Holdings plc	240	2,898
Investec plc	2,736	19,804
Julius Baer Group Ltd.*	464	25,515
Macquarie Group Ltd.	992	90,574
Morgan Stanley	4,320	218,419
MSCI, Inc.	80	13,295
Natixis SA	4,048	29,129
S&P Global, Inc.	976	195,629

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Capital Markets - (continued)
Schroders plc	208	8,494
SEI Investments Co.	432	25,894
St James’s Place plc	1,360	21,506
State Street Corp.	1,712	151,187
Thomson Reuters Corp.	144	5,970
TP ICAP plc	288	1,058
UBS Group AG (Registered)*	7,712	127,092

		2,137,800

Chemicals - 1.9%
Air Liquide SA	1,440	184,494
Air Products & Chemicals, Inc.	592	97,189
Akzo Nobel NV	1,033	95,605
Arkema SA	224	28,109
BASF SE	1,184	113,819
Celanese Corp., Series A	320	37,795
Chr Hansen Holding A/S	48	4,974
Covestro AG(a)	128	12,296
Ecolab, Inc.	768	108,058
EMS-Chemie Holding AG (Registered)	32	20,525
Evonik Industries AG	976	36,143
FMC Corp.	288	25,885
Givaudan SA (Registered)	16	37,543
Hexpol AB	240	2,581
Incitec Pivot Ltd.	4,384	12,352
International Flavors & Fragrances, Inc.	32	4,248
Johnson Matthey plc	832	41,036
K+S AG (Registered)	208	5,498
Koninklijke DSM NV	842	89,790
Linde AG	368	90,895
LyondellBasell Industries NV, Class A	1,056	116,994
Mitsubishi Chemical Holdings Corp.	4,800	41,795
Mitsui Chemicals, Inc.	1,600	42,880
Novozymes A/S, Class B	432	22,763
Orica Ltd.	1,072	14,010
PPG Industries, Inc.	1,104	122,169
Sika AG (Registered)	240	34,158
Solvay SA	112	15,365
Umicore SA	400	23,401
Yara International ASA	368	16,256

		1,498,626

Commercial Services & Supplies - 0.5%
Brambles Ltd.	2,560	18,803
Cintas Corp.	288	58,890
Dai Nippon Printing Co. Ltd.	3,200	69,666
Edenred	82	3,231
ISS A/S	656	24,541
Rentokil Initial plc	896	3,988
Secom Co. Ltd.	2,000	152,403
Securitas AB, Class B	3,232	58,228

		389,750

Communications Equipment - 0.9%
Cisco Systems, Inc.	14,736	623,185
Nokia OYJ	9,200	50,012

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Communications Equipment - (continued)
Telefonaktiebolaget LM Ericsson, Class B	8,400	65,850

		739,047

Construction & Engineering - 0.4%
Balfour Beatty plc	592	2,280
Bouygues SA	800	35,204
Eiffage SA	256	28,671
Ferrovial SA	617	12,764
HOCHTIEF AG	16	2,877
Kajima Corp.	5,000	38,905
Skanska AB, Class B	1,760	33,171
Taisei Corp.	800	44,381
Vinci SA	960	96,599

		294,852

Construction Materials - 0.2%
CRH plc	1,232	42,207
Imerys SA	48	3,729
LafargeHolcim Ltd. (Registered)*	1,776	90,845
Taiheiyo Cement Corp.	1,600	50,242

		187,023

Containers & Packaging - 0.2%
Amcor Ltd.	2,544	28,501
Avery Dennison Corp.	192	22,019
Ball Corp.	1,136	44,270
BillerudKorsnas AB	48	573
DS Smith plc	936	6,188
Huhtamaki OYJ	272	9,786
International Paper Co.	432	23,211
RPC Group plc	128	1,368
Smurfit Kappa Group plc	288	11,821

		147,737

Distributors - 0.0%(b)
Inchcape plc	2,976	27,541

Diversified Financial Services - 0.1%
Eurazeo SA	83	6,424
Kinnevik AB, Class B	384	13,273
Standard Life Aberdeen plc	8,976	36,771
Voya Financial, Inc.	896	45,266
Wendel SA	32	4,669

		106,403

Diversified Telecommunication Services - 2.2%
AT&T, Inc.	11,952	382,105
BT Group plc	16,096	49,301
CenturyLink, Inc.	2,848	53,457
Deutsche Telekom AG (Registered)*	14,656	242,648
Elisa OYJ	256	11,134
Iliad SA	16	2,537
Koninklijke KPN NV	19,936	57,732
Orange SA	4,944	84,544
PCCW Ltd.	48,000	28,015
Proximus SADP	464	11,363
Singapore Telecommunications Ltd.	3,200	7,546
Swisscom AG (Registered)	96	45,120
Telecom Italia SpA*	25,200	19,443
Telenor ASA	1,696	33,203

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Diversified Telecommunication Services - (continued)
Telia Co. AB	6,864	33,044
Telstra Corp. Ltd.	8,624	18,207
Verizon Communications, Inc.	12,304	635,378

		1,714,777

Electric Utilities - 0.6%
Alliant Energy Corp.	288	12,375
Contact Energy Ltd.	752	2,959
EDP - Energias de Portugal SA	3,200	13,063
Electricite de France SA	1,283	19,215
Endesa SA	240	5,555
Enel SpA	11,568	64,563
Eversource Energy	1,200	72,864
Fortum OYJ	2,608	65,546
Iberdrola SA	19,520	151,882
Iberdrola SA*(c)	557	4,334
Orsted A/S(a)	240	14,813
SSE plc	3,584	58,766

		485,935

Electrical Equipment - 1.3%
ABB Ltd. (Registered)	6,736	154,520
Eaton Corp. plc	1,984	165,009
Legrand SA	672	49,409
Mitsubishi Electric Corp.	12,800	172,836
Nidec Corp.	1,800	260,175
Rockwell Automation, Inc.	400	75,024
Schneider Electric SE	1,072	86,346
Siemens Gamesa Renewable Energy SA*	672	9,502
Signify NV(a)	176	4,885
Vestas Wind Systems A/S	528	34,090

		1,011,796

Electronic Equipment, Instruments & Components - 0.7%
AAC Technologies Holdings, Inc.	1,000	12,743
Azbil Corp.	200	8,746
CDW Corp.	480	40,363
Electrocomponents plc	3,888	36,598
Halma plc	1,024	18,899
Hexagon AB, Class B	1,696	103,499
Hitachi High-Technologies Corp.	500	20,368
Ibiden Co. Ltd.	1,600	26,228
Ingenico Group SA	147	12,205
Murata Manufacturing Co. Ltd.	500	87,100
Omron Corp.	1,600	72,039
Spectris plc	800	24,294
TDK Corp.	600	63,945

		527,027

Energy Equipment & Services - 0.7%
Halliburton Co.	3,904	165,608
John Wood Group plc	2,016	17,184
Saipem SpA*	3,024	15,819
SBM Offshore NV	1,328	20,643
Schlumberger Ltd.	4,896	330,578
WorleyParsons Ltd.	880	12,024

		561,856

Equity Real Estate Investment Trusts (REITs) - 0.9%
AvalonBay Communities, Inc.	832	147,139
British Land Co. plc (The)	1,664	14,411
Dexus	1,824	13,668

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
Gecina SA	228	38,922
GPT Group (The)	768	2,946
Great Portland Estates plc	1,489	13,987
Hammerson plc	6,544	44,792
HCP, Inc.	272	7,045
Host Hotels & Resorts, Inc.	4,032	84,430
ICADE	144	13,951
Intu Properties plc	4,256	9,748
Iron Mountain, Inc.	1,232	43,255
Klepierre SA	832	31,414
Link REIT	4,500	44,615
Merlin Properties Socimi SA	2,320	34,339
Mirvac Group	9,360	15,865
Stockland	3,760	11,600
Suntec REIT	3,200	4,325
Unibail-Rodamco-Westfield	448	99,516
Vicinity Centres	1,488	2,942

		678,910

Food & Staples Retailing - 1.3%
Alimentation Couche-Tard, Inc., Class B	208	9,545
Carrefour SA	2,893	51,993
Casino Guichard Perrachon SA	64	2,609
ICA Gruppen AB	144	4,781
J Sainsbury plc	7,136	30,609
Kesko OYJ, Class B	176	9,897
Koninklijke Ahold Delhaize NV	4,640	118,109
Kroger Co. (The)	4,384	127,136
Lawson, Inc.	100	5,994
Loblaw Cos. Ltd.	752	39,726
Metcash Ltd.	928	1,814
Metro, Inc.	272	9,163
Sysco Corp.	1,936	130,119
Tesco plc	15,840	54,086
Walgreens Boots Alliance, Inc.	1,920	129,830
Wesfarmers Ltd.	5,088	187,078
Woolworths Group Ltd.	4,032	90,191

		1,002,680

Food Products - 1.9%
Ajinomoto Co., Inc.	1,600	28,237
Archer-Daniels-Midland Co.	1,312	63,317
Associated British Foods plc	1,968	63,376
Barry Callebaut AG (Registered)	16	27,313
Bunge Ltd.	496	34,289
Conagra Brands, Inc.	848	31,130
Danone SA	2,644	207,922
General Mills, Inc.	912	42,007
Hershey Co. (The)	224	21,999
JM Smucker Co. (The)	288	32,003
Kellogg Co.	176	12,501
Kerry Group plc, Class A	96	10,188
MEIJI Holdings Co. Ltd.	1,100	86,278
Nestle SA (Registered)	9,072	739,505
Nichirei Corp.	1,600	37,091
Orkla ASA	4,912	41,600

		1,478,756

Gas Utilities - 0.1%
Gas Natural SDG SA	2,016	54,677

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Gas Utilities - (continued)
Hong Kong & China Gas Co. Ltd.	17,820	36,380
Italgas SpA	336	1,934
Rubis SCA	197	11,629

		104,620

Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	7,184	470,839
Ansell Ltd.	1,072	22,959
Baxter International, Inc.	1,712	124,034
Becton Dickinson and Co.	1,152	288,426
Boston Scientific Corp.*	1,632	54,852
Cochlear Ltd.	128	19,351
Coloplast A/S, Class B	272	29,689
Edwards Lifesciences Corp.*	608	86,610
Essilor International Cie Generale d’Optique SA	304	44,889
Fisher & Paykel Healthcare Corp. Ltd.	1,088	10,963
Hologic, Inc.*	448	19,224
IDEXX Laboratories, Inc.*	144	35,270
Koninklijke Philips NV	3,932	172,708
Medtronic plc	2,928	264,193
Sartorius AG (Preference)	176	28,624
Smith & Nephew plc	2,544	44,066
Sonova Holding AG (Registered)	48	8,863
Sysmex Corp.	900	84,983
Varian Medical Systems, Inc.*	208	24,014

		1,834,557

Health Care Providers & Services - 1.2%
Anthem, Inc.	1,200	303,600
CVS Health Corp.	3,648	236,609
Fresenius Medical Care AG & Co. KGaA	544	53,174
Fresenius SE & Co. KGaA	1,504	116,179
Humana, Inc.	320	100,538
Laboratory Corp. of America Holdings*	416	72,941
Orpea	80	11,013
Ramsay Health Care Ltd.	240	10,034
Ryman Healthcare Ltd.	320	2,651
Sonic Healthcare Ltd.	2,096	40,637

		947,376

Hotels, Restaurants & Leisure - 1.9%
Accor SA	352	18,155
Aristocrat Leisure Ltd.	1,088	26,044
Carnival Corp.	912	54,027
Carnival plc	880	51,079
Compass Group plc	5,792	124,563
Darden Restaurants, Inc.	320	34,221
Hilton Worldwide Holdings, Inc.	832	65,445
InterContinental Hotels Group plc	512	31,613
Las Vegas Sands Corp.	800	57,520
Marriott International, Inc., Class A	1,552	198,408
McDonald’s Corp.	1,472	231,899
Merlin Entertainments plc(a)	4,272	22,068
MGM Resorts International	432	13,552
Oriental Land Co. Ltd.	1,000	108,362
Sands China Ltd.	6,400	32,949
Sodexo SA	48	5,317

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Hotels, Restaurants & Leisure - (continued)
Star Entertainment Grp Ltd. (The)	1,248	4,602
Starbucks Corp.	5,984	313,502
Tabcorp Holdings Ltd.	1,952	6,777
TUI AG, DI	1,376	29,439
Whitbread plc	784	40,262
William Hill plc	3,488	13,612

		1,483,416

Household Durables - 1.0%
Barratt Developments plc	448	3,138
Berkeley Group Holdings plc	256	12,536
Electrolux AB, Series B	80	1,879
Husqvarna AB, Class B	560	4,434
Panasonic Corp.	12,800	164,431
SEB SA	96	18,264
Sony Corp.	9,600	499,811
Taylor Wimpey plc	21,488	49,313
Techtronic Industries Co. Ltd.	2,000	11,138

		764,944

Household Products - 1.5%
Church & Dwight Co., Inc.	896	50,087
Clorox Co. (The)	496	67,044
Colgate-Palmolive Co.	288	19,299
Henkel AG & Co. KGaA (Preference)	384	48,187
Kimberly-Clark Corp.	1,328	151,206
Procter & Gamble Co. (The)	6,992	565,513
Reckitt Benckiser Group plc	3,088	275,325

		1,176,661

Industrial Conglomerates - 1.6%
3M Co.	2,208	468,803
CK Hutchison Holdings Ltd.	6,000	65,221
General Electric Co.	25,440	346,747
Keppel Corp. Ltd.	3,200	16,149
Siemens AG (Registered)	2,192	309,719
Smiths Group plc	1,792	37,940

		1,244,579

Insurance - 2.3%
Admiral Group plc	464	12,057
Aegon NV	3,811	25,158
Aflac, Inc.	3,808	177,224
Ageas	480	25,751
AIA Group Ltd.	9,600	83,801
Alleghany Corp.	48	30,205
Aon plc	976	140,105
Assicurazioni Generali SpA	4,240	75,407
Aviva plc	7,952	52,155
AXA SA	3,104	78,448
CNP Assurances	1,712	40,063
Direct Line Insurance Group plc	1,456	6,568
Great-West Lifeco, Inc.	48	1,185
Hannover Rueck SE	80	10,671
Hiscox Ltd.	992	20,794
Insurance Australia Group Ltd.	7,968	47,624
Legal & General Group plc	7,696	26,520
Mapfre SA	496	1,561
Medibank Pvt Ltd.	4,448	10,284

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Insurance - (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	560	124,330
NN Group NV	1,642	72,661
Old Mutual Ltd.*	6,368	14,576
Phoenix Group Holdings	2,722	24,601
Poste Italiane SpA(a)	2,016	18,790
Power Corp. of Canada	112	2,545
Principal Financial Group, Inc.	944	54,828
Prudential plc	9,472	224,269
RSA Insurance Group plc	2,080	17,577
Sampo OYJ, Class A	800	40,680
Storebrand ASA	3,696	31,520
Swiss Life Holding AG (Registered)*	32	11,497
Swiss Re AG	1,152	105,635
Tryg A/S	272	6,660
XL Group Ltd.	384	21,592
Zurich Insurance Group AG*	512	157,582

		1,794,924

Internet & Direct Marketing Retail - 4.3%
Amazon.com, Inc.*	1,872	3,327,368
Zalando SE*(a)	240	13,776

		3,341,144

Internet Software & Services - 4.3%
Akamai Technologies, Inc.*	624	46,962
Alphabet, Inc., Class C*	1,328	1,616,521
Auto Trader Group plc(a)	4,544	25,351
carsales.com Ltd.	704	7,296
eBay, Inc.*	496	16,591
Facebook, Inc., Class A*	9,216	1,590,497
Twitter, Inc.*	1,456	46,403

		3,349,621

IT Services - 2.5%
Accenture plc, Class A	2,352	374,744
Altran Technologies SA	1,690	16,125
Amadeus IT Group SA	928	79,264
Amdocs Ltd.	384	25,951
Atos SE	292	39,239
Capgemini SE	528	67,833
Fujitsu Ltd.	17,000	115,480
International Business Machines Corp.	4,448	644,648
Link Administration Holdings Ltd.	416	2,375
Mastercard, Inc., Class A	2,320	459,360
Nomura Research Institute Ltd.	1,000	47,883
Sopra Steria Group	80	14,172
Square, Inc., Class A*	112	7,241
Wirecard AG	128	23,925

		1,918,240

Leisure Products - 0.2%
Hasbro, Inc.	544	54,188
Yamaha Corp.	1,600	74,611

		128,799

Life Sciences Tools & Services - 0.4%
Lonza Group AG (Registered)*	80	24,671
Thermo Fisher Scientific, Inc.	1,136	266,426

		291,097

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Machinery - 1.1%
Alstom SA	48	2,155
Atlas Copco AB, Class A*	224	6,419
Caterpillar, Inc.	1,504	216,275
CNH Industrial NV	2,192	25,737
Cummins, Inc.	368	52,554
Deere & Co.	640	92,666
Dover Corp.	336	27,881
Georg Fischer AG (Registered)	16	20,655
Hitachi Construction Machinery Co. Ltd.	700	22,324
IHI Corp.	800	27,908
KION Group AG	176	12,096
Komatsu Ltd.	3,700	108,316
Metso OYJ	80	2,930
PACCAR, Inc.	176	11,567
Pentair plc	320	14,288
Rotork plc	3,392	16,014
Sandvik AB	832	15,231
SKF AB, Class B	80	1,646
Spirax-Sarco Engineering plc	96	8,746
Stanley Black & Decker, Inc.	432	64,571
Trelleborg AB, Class B	3,120	64,981
Volvo AB, Class B	640	11,228
Wartsila OYJ Abp	944	20,423

		846,611

Marine - 0.1%
AP Moller - Maersk A/S, Class B	32	46,046
Mitsui OSK Lines Ltd.	600	15,490
Nippon Yusen KK	2,300	44,155

		105,691

Media - 1.4%
Dentsu, Inc.	600	25,138
Eutelsat Communications SA	544	11,661
JCDecaux SA	400	13,076
Lagardere SCA	624	18,245
Pearson plc	3,696	44,827
Publicis Groupe SA	975	62,356
REA Group Ltd.	96	6,195
Schibsted ASA, Class A	96	3,323
SES SA, FDR	1,280	25,603
Shaw Communications, Inc., Class B	2,151	44,953
Singapore Press Holdings Ltd.	14,400	30,782
Sky plc	1,952	39,010
Telenet Group Holding NV*	48	2,313
Viacom, Inc., Class B	1,024	29,747
Vivendi SA	2,192	56,937
Walt Disney Co. (The)	5,120	581,427
WPP plc	5,296	82,809

		1,078,402

Metals & Mining - 1.8%
Agnico Eagle Mines Ltd.	481	20,134
Alumina Ltd.	3,776	7,944
Anglo American plc	1,664	37,823
ArcelorMittal	1,616	52,025
BHP Billiton Ltd.	12,464	323,004
BHP Billiton plc	8,928	205,487

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Metals & Mining - (continued)
BlueScope Steel Ltd.	3,056	40,120
Boliden AB	96	2,863
Fortescue Metals Group Ltd.	1,456	4,730
Glencore plc*	36,976	162,243
Mitsubishi Materials Corp.	1,600	45,310
Newmont Mining Corp.	1,840	67,491
Norsk Hydro ASA	2,960	16,894
OZ Minerals Ltd.	896	6,321
Randgold Resources Ltd.	48	3,570
Rio Tinto Ltd.	1,312	79,198
Rio Tinto plc	4,608	253,659
South32 Ltd.	21,488	57,028
Teck Resources Ltd., Class B	656	17,095
voestalpine AG	48	2,408

		1,405,347

Multiline Retail - 0.5%
Canadian Tire Corp. Ltd., Class A	208	28,304
Dollar General Corp.	512	50,253
Dollar Tree, Inc.*	176	16,065
Kohl’s Corp.	416	30,730
Marui Group Co. Ltd.	3,200	63,348
Next plc	480	37,375
Target Corp.	2,336	188,469

		414,544

Multi-Utilities - 0.5%
AGL Energy Ltd.	3,312	54,142
E.ON SE	4,544	51,274
Engie SA	4,704	76,037
National Grid plc	1,600	17,070
RWE AG	1,120	29,407
Sempra Energy	752	86,924
Suez	1,072	15,183
Veolia Environnement SA	1,248	28,525

		358,562

Oil, Gas & Consumable Fuels - 4.5%
Aker BP ASA	80	2,863
Caltex Australia Ltd.	624	15,104
Canadian Natural Resources Ltd.	32	1,175
Chevron Corp.	5,056	638,421
ConocoPhillips	2,080	150,114
Devon Energy Corp.	160	7,202
Enagas SA	1,264	35,376
Eni SpA	6,672	128,528
Equinor ASA	4,441	118,066
Exxon Mobil Corp.	8,720	710,767
Galp Energia SGPS SA	3,280	67,506
Inpex Corp.	11,200	123,116
JXTG Holdings, Inc.	24,000	175,701
Koninklijke Vopak NV	304	14,328
Neste OYJ	416	34,374
Oil Search Ltd.	10,608	70,816
OMV AG	384	21,728
Royal Dutch Shell plc, Class A	11,648	399,867
Santos Ltd.*	9,232	43,786
Snam SpA	12,288	52,838
Suncor Energy, Inc.	5,072	213,398
TOTAL SA	5,658	369,801

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Woodside Petroleum Ltd.	4,912	131,968

		3,526,843

Paper & Forest Products - 0.2%
Mondi plc	1,072	29,488
Stora Enso OYJ, Class R	1,504	24,874
Svenska Cellulosa AB SCA, Class B	4,400	45,600
UPM-Kymmene OYJ	1,120	39,785

		139,747

Personal Products - 1.7%
Beiersdorf AG	560	65,261
Estee Lauder Cos., Inc. (The), Class A	880	118,747
L’Oreal SA	1,040	254,930
Shiseido Co. Ltd.	4,800	352,046
Unilever NV, CVA	7,248	417,581
Unilever plc	1,840	105,113

		1,313,678

Pharmaceuticals - 5.3%
Allergan plc	416	76,581
Astellas Pharma, Inc.	20,800	337,717
AstraZeneca plc	5,216	401,288
Bayer AG (Registered)	3,025	337,163
Bristol-Myers Squibb Co.	720	42,300
Eli Lilly & Co.	3,872	382,592
GlaxoSmithKline plc	8,288	171,948
H Lundbeck A/S	224	16,229
Ipsen SA	48	7,984
Merck & Co., Inc.	6,192	407,867
Merck KGaA	928	95,421
Mylan NV*	544	20,297
Novo Nordisk A/S, Class B	3,152	157,495
Orion OYJ, Class B	432	14,891
Pfizer, Inc.	17,440	696,379
Roche Holding AG	2,592	636,349
Sanofi	2,592	225,547
UCB SA	336	28,880
Vifor Pharma AG	208	39,436

		4,096,364

Professional Services - 0.5%
Adecco Group AG (Registered)	368	22,667
Bureau Veritas SA	1,136	29,282
Experian plc	3,024	74,336
Randstad NV	320	20,316
RELX NV	4,800	104,434
RELX plc	2,976	64,900
SEEK Ltd.	592	9,405
SGS SA (Registered)	16	41,794
Teleperformance	32	5,871
Wolters Kluwer NV	544	32,818

		405,823

Real Estate Management & Development - 0.7%
CapitaLand Ltd.	8,000	18,982
Castellum AB	896	16,178
CBRE Group, Inc., Class A*	1,536	76,493
City Developments Ltd.	1,600	11,765
CK Asset Holdings Ltd.	9,500	72,698
Daiwa House Industry Co. Ltd.	1,600	58,146

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
Fabege AB	5,856	82,989
Kerry Properties Ltd.	8,000	40,524
Mitsubishi Estate Co. Ltd.	4,800	83,187
Sun Hung Kai Properties Ltd.	3,000	47,024

		507,986

Road & Rail - 0.5%
Aurizon Holdings Ltd.	6,112	20,674
Canadian National Railway Co.	208	18,550
DSV A/S	528	44,315
Kintetsu Group Holdings Co. Ltd.	3,200	126,925
Nippon Express Co. Ltd.	800	52,171
Tokyu Corp.	6,400	109,887

		372,522

Semiconductors & Semiconductor Equipment - 2.7%
ams AG*	160	11,549
ASM International NV	304	17,585
ASM Pacific Technology Ltd.	1,600	19,258
ASML Holding NV	1,296	278,257
Infineon Technologies AG	2,320	61,511
Intel Corp.	19,648	945,069
KLA-Tencor Corp.	304	35,696
Maxim Integrated Products, Inc.	672	41,086
ON Semiconductor Corp.*	1,360	29,988
QUALCOMM, Inc.	3,856	247,131
STMicroelectronics NV	1,440	31,381
Texas Instruments, Inc.	3,376	375,816
Xilinx, Inc.	176	12,684

		2,107,011

Software - 7.1%
Adobe Systems, Inc.*	1,264	309,275
Autodesk, Inc.*	688	88,367
CA, Inc.	912	40,319
Dassault Systemes SE	418	62,505
Dell Technologies, Inc., Class V*	64	5,921
Gemalto NV*	210	12,256
Intuit, Inc.	832	169,928
Microsoft Corp.	37,552	3,983,516
Oracle Corp.	5,712	272,348
salesforce.com, Inc.*	1,408	193,107
SAP SE	2,224	259,829
SimCorp A/S	384	32,808
Symantec Corp.	272	5,500
Temenos AG (Registered)*	96	15,467
Ubisoft Entertainment SA*	432	47,736

		5,498,882

Specialty Retail - 1.3%
AutoZone, Inc.*	80	56,442
Best Buy Co., Inc.	672	50,420
Dixons Carphone plc	7,344	17,042
Dufry AG (Registered)*	16	2,119
Fast Retailing Co. Ltd.	400	174,200
Hennes & Mauritz AB, Class B	2,416	37,615
JB Hi-Fi Ltd.	736	13,049
Kingfisher plc	8,192	31,883
Lowe’s Cos., Inc.	3,072	305,173
Shimamura Co. Ltd.	100	9,344
TJX Cos., Inc. (The)	2,672	259,879

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Specialty Retail - (continued)
Ulta Beauty, Inc.*	192	46,923

		1,004,089

Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	20,288	3,860,603
Hewlett Packard Enterprise Co.	1,520	23,469
HP, Inc.	4,736	109,307
NEC Corp.	1,900	52,617
NetApp, Inc.	384	29,768
Ricoh Co. Ltd.	3,200	31,102
Seiko Epson Corp.	3,800	68,335
Western Digital Corp.	832	58,365

		4,233,566

Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	528	116,854
Burberry Group plc	512	14,151
Cie Financiere Richemont SA (Registered)	1,376	120,921
Hermes International	48	30,417
HUGO BOSS AG	80	7,215
Kering SA	240	128,050
Luxottica Group SpA	576	39,022
LVMH Moet Hennessy Louis Vuitton SE	576	201,410
Moncler SpA	832	36,720
Pandora A/S	160	11,383
Shenzhou International Group Holdings Ltd.	1,000	12,266
Tapestry, Inc.	832	39,204

		757,613

Tobacco - 1.1%
Altria Group, Inc.	4,384	257,253
British American Tobacco plc	4,768	262,748
Imperial Brands plc	416	15,945
Japan Tobacco, Inc.	7,700	218,467
Philip Morris International, Inc.	928	80,087

		834,500

Trading Companies & Distributors - 1.0%
Ashtead Group plc	512	15,722
Brenntag AG	224	13,440
Bunzl plc	1,472	43,735
Fastenal Co.	832	47,366
Ferguson plc	757	59,679
HD Supply Holdings, Inc.*	80	3,518
ITOCHU Corp.	9,600	169,805
Marubeni Corp.	16,000	121,608
Rexel SA	704	11,025
Sojitz Corp.	11,200	40,522
Sumitomo Corp.	8,000	131,142
Toyota Tsusho Corp.	3,200	108,773
WW Grainger, Inc.	48	16,635

		782,970

Transportation Infrastructure - 0.3%
Aeroports de Paris	176	39,415
Atlantia SpA	560	16,623
Auckland International Airport Ltd.	4,192	19,050
Fraport AG Frankfurt Airport Services Worldwide	48	4,795
Getlink	1,616	21,356

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Transportation Infrastructure - (continued)
Sydney Airport	1,312	6,896
Transurban Group	10,720	93,240

		201,375

Water Utilities - 0.1%
American Water Works Co., Inc.	432	38,124
Severn Trent plc	1,088	27,609

		65,733

Wireless Telecommunication Services - 1.1%
Freenet AG	640	18,346
KDDI Corp.	11,000	305,905
NTT DOCOMO, Inc.	3,500	89,829
SoftBank Group Corp.	3,900	322,619
Tele2 AB, Class B	256	3,440
Vodafone Group plc	48,768	118,987

		859,126

TOTAL COMMON STOCKS (Cost $71,529,458)		76,642,354

Total Investments — 98.7% (Cost $71,529,458)		76,642,354
Other Assets Less Liabilities — 1.3%		1,002,045

Net Assets — 100.0%		77,644,399

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Represents less than 0.05% of net assets.
(c)

Security fair valued as of July 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2018 amounted to $4,334, which represents approximately 0.01% of net assets of the Fund.

Percentages shown are based on Net Assets.

Abbreviations

CVA	Dutch Certification
DI	Depositary Interest
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

July 31, 2018 (Unaudited)

Futures Contracts

FlexShares® STOXX® Global ESG Impact Index Fund had the following open futures contracts as of July 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
EURO STOXX 50 Index	1	09/21/2018	EUR	$41,244	$1,001
MSCI EAFE E-Mini Index	4	09/21/2018	USD	400,860	1,439
S&P 500 E-Mini Index	4	09/21/2018	USD	563,420	9,241

					$11,681

Abbreviations:

EUR — Euro

USD — US Dollar

FlexShares® STOXX® Global ESG Impact Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2018:

Australia	3.5%
Austria	0.0	†
Belgium	0.3
Canada	1.6
Denmark	0.7
Finland	0.4
France	4.9
Germany	3.8
Hong Kong	0.8
Ireland	0.1
Italy	1.0
Japan	9.1
Luxembourg	0.1
Netherlands	2.3
New Zealand	0.0	†
Norway	0.4
Portugal	0.1
Singapore	0.2
Spain	0.9
Sweden	1.0
Switzerland	3.5
United Kingdom	7.9
United States	56.1
Other[1]	1.3

	100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.6%
Building Products - 0.1%
Universal Forest Products, Inc.	160,599	5,916,467

Chemicals - 13.4%
CF Industries Holdings, Inc.(a)	1,790,508	79,534,365
FMC Corp.(a)	990,930	89,064,788
Incitec Pivot Ltd.	15,130,476	42,629,901
Israel Chemicals Ltd.	4,096,983	19,578,503
K+S AG (Registered)	1,749,504	46,241,891
Mosaic Co. (The)(a)	2,733,600	82,308,696
Nufarm Ltd.(a)	1,896,435	10,080,139
Nutrien Ltd.	4,609,533	250,125,581
Sasol Ltd.	546,720	21,628,805
Scotts Miracle-Gro Co. (The)(a)	331,449	26,326,994
Sirius Minerals plc*(a)	34,562,955	16,493,948
UPL Ltd.*	3,259,818	30,610,885
Yara International ASA	1,479,561	65,358,340

		779,982,836

Diversified Financial Services - 0.1%
Metro Pacific Investments Corp.	50,204,700	4,452,766

Equity Real Estate Investment Trusts (REITs) - 1.6%
Rayonier, Inc.	386,121	13,518,096
Weyerhaeuser Co.	2,282,556	78,017,764

		91,535,860

Food Products - 15.3%
a2 Milk Co. Ltd.*(a)	6,875,004	48,958,054
Archer-Daniels-Midland Co.	4,766,715	230,041,666
Bunge Ltd.	1,219,869	84,329,544
Charoen Pokphand Foods PCL, NVDR	27,677,700	22,669,592
Charoen Pokphand Indonesia Tbk. PT	53,988,600	16,922,918
CJ CheilJedang Corp.	82,008	24,778,710
Costa Group Holdings Ltd.	2,439,738	14,273,828
Fresh Del Monte Produce, Inc.	310,947	11,287,376
Golden Agri-Resources Ltd.(a)	60,480,900	12,440,059
IOI Corp. Bhd.	24,602,400	27,961,399
Kuala Lumpur Kepong Bhd.	3,417,000	20,813,018
Marine Harvest ASA	3,738,198	81,831,725
PPB Group Bhd.	4,920,480	19,972,428
Salmar ASA	509,133	26,008,758
Sime Darby Plantation Bhd.	23,577,300	30,450,387
Tyson Foods, Inc., Class A	2,573,001	148,333,508
Wilmar International Ltd.(a)	30,411,300	69,923,874

		890,996,844

Metals & Mining - 28.3%
Agnico Eagle Mines Ltd.	729,645	30,541,987
Alcoa Corp.*	580,890	25,135,110
Alumina Ltd.	7,411,473	15,592,419
Anglo American plc(a)	4,254,165	96,697,184
Antofagasta plc	990,930	13,037,519

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Metals & Mining - (continued)
Barrick Gold Corp.	4,005,989	44,859,692
BHP Billiton Ltd.	9,673,527	250,688,700
Boliden AB	867,918	25,879,841
First Quantum Minerals Ltd.	1,862,265	29,021,011
Fortescue Metals Group Ltd.	5,265,597	17,106,123
Franco-Nevada Corp.	606,823	44,472,389
Freeport-McMoRan, Inc.	3,721,113	61,398,365
Glencore plc*	35,936,589	157,682,695
Goldcorp, Inc.	2,682,880	33,505,091
Grupo Mexico SAB de CV, Series B	13,668,000	42,925,387
Kinross Gold Corp.*	4,435,266	16,010,561
Korea Zinc Co. Ltd.	44,421	16,380,157
MMC Norilsk Nickel PJSC	8,147	1,420,821
MMC Norilsk Nickel PJSC, ADR	1,965,313	33,999,915
Newcrest Mining Ltd.	2,443,155	39,285,299
Newmont Mining Corp.	1,790,508	65,675,833
Norsk Hydro ASA	4,271,250	24,377,785
Randgold Resources Ltd.	310,947	23,127,063
Rio Tinto plc	3,481,923	191,671,459
Royal Gold, Inc.(a)	208,437	17,635,855
South32 Ltd.(a)	16,387,932	43,492,552
Sumitomo Metal Mining Co. Ltd.	950,300	34,084,818
Teck Resources Ltd., Class B	1,418,055	36,954,383
Vale SA*	10,934,400	159,621,603
Vedanta Ltd.	6,728,073	21,797,049
Wheaton Precious Metals Corp.	1,366,776	28,616,216

		1,642,694,882

Multi-Utilities - 1.4%
Suez	1,776,840	25,166,194
Veolia Environnement SA	2,320,143	53,031,338

		78,197,532

Oil, Gas & Consumable Fuels - 30.4%
Anadarko Petroleum Corp.	485,214	35,493,404
Apache Corp.(a)	386,121	17,761,566
BP plc	18,376,626	138,197,051
Canadian Natural Resources Ltd.	1,137,861	41,774,006
Chevron Corp.	1,882,767	237,736,989
China Petroleum & Chemical Corp., Class H	25,192,000	24,302,255
CNOOC Ltd.	15,066,000	25,189,517
Concho Resources, Inc.*(a)	177,684	25,915,211
ConocoPhillips	1,103,691	79,653,379
Devon Energy Corp.	447,627	20,147,691
Eni SpA	2,661,843	51,276,953
EOG Resources, Inc.	574,056	74,018,781
Equinor ASA	1,025,100	27,252,791
Exxon Mobil Corp.	3,604,935	293,838,252
Gazprom PJSC	2,329,013	5,367,022
Gazprom PJSC, ADR	4,438,128	19,896,128
Gazprom PJSC, ADR, OTC	155,011	703,750
LUKOIL PJSC	28,420	2,027,511
LUKOIL PJSC, ADR	412,373	29,600,134
Marathon Oil Corp.	731,238	15,443,747
Noble Energy, Inc.(a)	471,546	17,018,095

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp.	666,315	55,923,818
PetroChina Co. Ltd., Class H	18,088,157	13,807,314
Petroleo Brasileiro SA (Preference)*	6,150,600	32,286,700
Pioneer Natural Resources Co.	174,267	32,983,515
Repsol SA	1,230,754	24,444,742
Royal Dutch Shell plc, Class A	4,496,772	154,249,449
Suncor Energy, Inc.	1,547,901	65,125,973
Tatneft PJSC	1,506,897	17,421,780
TOTAL SA	2,501,244	163,478,787
Woodside Petroleum Ltd.	878,169	23,593,305

		1,765,929,616

Paper & Forest Products - 2.9%
Boise Cascade Co.	102,510	4,433,557
Canfor Corp.*	184,518	4,041,823
Corticeira Amorim SGPS SA(a)	64,923	858,384
Duratex SA*	1,366,800	3,703,838
Interfor Corp.*	184,518	2,913,740
Mondi plc	1,137,861	31,299,594
Stella-Jones, Inc.	133,263	4,447,218
Stora Enso OYJ, Class R	1,677,747	27,747,681
Svenska Cellulosa AB SCA, Class B	1,848,726	19,159,396
UPM-Kymmene OYJ	1,575,237	55,956,699
West Fraser Timber Co. Ltd.	170,850	10,602,673
Western Forest Products, Inc.	1,250,622	2,324,505

		167,489,108

Trading Companies & Distributors - 2.3%
Marubeni Corp.	13,668,000	103,883,638
Mitsui & Co. Ltd.	1,708,500	28,518,244

		132,401,882

Water Utilities - 3.8%
Aguas Andinas SA, Class A	12,082,512	7,009,347
American States Water Co.(a)	146,931	8,833,492
American Water Works Co., Inc.	768,825	67,848,806
Aqua America, Inc.(a)	731,238	27,011,932
California Water Service Group(a)	187,935	7,724,129
Cia de Saneamento Basico do Estado de Sao Paulo*	2,050,200	13,643,805
Cia de Saneamento de Minas Gerais-COPASA	341,700	3,700,200
Cia de Saneamento do Parana (Preference)	1,708,500	3,774,786
Guangdong Investment Ltd.	10,469,576	18,038,226
Pennon Group plc	1,544,484	15,223,190
Severn Trent plc	960,177	24,365,262
United Utilities Group plc	2,651,592	25,015,399

		222,188,574

TOTAL COMMON STOCKS (Cost $5,005,705,999)		5,781,786,367

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(b) - 1.9%
BANK NOTES - 0.1%
Bank of America NA, Charlotte
(ICE LIBOR USD 1 Month + 0.22%), 2.31%, 1/15/2019(c) (Cost $3,000,000)	3,000,000	3,000,000

CERTIFICATES OF DEPOSIT - 0.7%
Barclays Bank plc, New York
(ICE LIBOR USD 1 Month + 0.27%), 2.36%, 8/3/2018(c)	2,000,000	2,000,000
Canadian Imperial Bank of Commerce, New York
(ICE LIBOR USD 1 Month + 0.40%), 2.47%, 9/17/2018(c)	4,000,000	4,000,000
Citibank NA, New York
(ICE LIBOR USD 1 Month + 0.33%), 2.40%, 9/12/2018(c)	3,000,000	3,000,000
Mitsubishi UFJ Trust & Banking Corp., New York
(ICE LIBOR USD 1 Month + 0.31%), 2.38%, 10/26/2018(c)	2,000,000	2,000,560
Mizuho Bank Ltd., New York
(ICE LIBOR USD 1 Month + 0.25%), 2.34%, 12/10/2018(c)	3,000,000	3,000,000
Royal Bank of Canada
(ICE LIBOR USD 1 Month + 0.40%), 2.47%, 9/17/2018(c)	3,000,000	3,000,000
Standard Chartered, New York
2.41%, 11/9/2018	5,500,000	5,501,221
Sumitomo Mitsui Trust Bank Ltd., New York
(ICE LIBOR USD 1 Month + 0.24%), 2.31%, 10/15/2018(c)	4,000,000	4,000,320
Svenska Handelsbanken, New York
(ICE LIBOR USD 1 Month + 0.37%), 2.44%, 9/28/2018(c)	2,000,000	2,000,000
The Chiba Bank Ltd., New York Branch
2.18%, 9/26/2018	3,000,000	3,000,000
The Sumitomo Bank Ltd., New York
(ICE LIBOR USD 1 Month + 0.23%), 2.31%, 8/22/2018(c)	1,000,000	1,000,000
2.27%, 9/6/2018	2,000,000	2,000,000
2.35%, 11/1/2018	1,000,000	1,000,072
Toronto-Dominion Bank, New York
2.40%, 11/16/2018	2,000,000	2,000,360

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(b) - (continued)
CERTIFICATES OF DEPOSIT - (continued)
Wells Fargo Bank (San Francisco) NA
(ICE LIBOR USD 3 Month + 0.14%), 2.47%, 10/26/2018(c)	3,000,000	3,000,976
Westpac Banking Corp., New York
(US Federal Funds Effective Rate (continuous series) + 0.45%), 2.36%, 2/15/2019(c)	3,000,000	3,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $43,500,010)		43,503,509

COMMERCIAL PAPER - 0.2%
ING (US) Funding LLC
(ICE LIBOR USD 1 Month + 0.19%), 2.28%, 8/10/2018(c)	4,000,000	4,000,000
Toyota Motor Credit Corp.
2.33%, 9/17/2018	7,000,000	6,978,889
Union Bank of Switzerland
(ICE LIBOR USD 1 Month + 0.43%), 2.52%, 2/1/2019(c)(d)	4,000,000	4,003,880

TOTAL COMMERCIAL PAPER (Cost $14,978,889)		14,982,769

FUNDING AGREEMENTS - 0.1%
United of Omaha Life Insurance
(ICE LIBOR USD 3 Month + 0.12%), 2.46%, 8/30/2018(c) (Cost $3,000,000)	3,000,000	3,000,000

REPURCHASE AGREEMENTS - 0.8%
Citigroup Global Markets, Inc., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $22,938,375, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 2.38%, maturing 11/30/2019 - 1/31/2023; total market value $23,365,131	22,937,158	22,937,158
Citigroup Global Markets, Inc., 2.18%, dated 7/31/2018, due 8/7/2018, repurchase price $5,002,119, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 0.63%, maturing 1/15/2024 - 1/15/2028; total market value $4,912,702	5,000,000	5,000,000
ML Pierce Fenner & Smith, Inc., 2.46%, dated 7/31/2018, due 10/31/2018, repurchase price $8,050,293, collateralized by various Common Stocks; total market value $8,833,923	8,000,000	8,000,000

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(b) - (continued)
REPURCHASE AGREEMENTS - (continued)
NBC Global Finance Ltd., 2.08%, dated 7/31/2018, due 8/1/2018, repurchase price $11,000,636, collateralized by various Common Stocks; total market value $12,291,926	11,000,000	11,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $46,937,158)		46,937,158

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $111,416,057)		111,423,436

Total Investments — 101.5% (Cost $5,117,122,056)		5,893,209,803
Liabilities in excess of other assets — (1.5%)		(86,294,928)

Net Assets — 100.0%		5,806,914,875

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $227,907,025, collateralized in the form of cash with a value of $111,385,139 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $4,132,774 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from August 16, 2018 - August 15, 2047 and $117,531,003 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% - 8.50%, and maturity dates ranging from August 22, 2018 - July 22, 2068; a total value of $233,048,916.

(b)	The security was purchased with cash collateral held from securities on loan at July 31, 2018. The total value of securities purchased was $111,423,436.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2018.
(d)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
USD	US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2018 (Unaudited)

Futures Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open futures contracts as of July 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
DAX Index	2	09/21/2018	EUR	$749,680	$5,737
FTSE 100 Index	67	09/21/2018	GBP	6,769,955	58,823
FTSE/JSE Top 40 Index	16	09/20/2018	ZAR	627,260	2,327
Hang Seng Index	3	08/30/2018	HKD	543,446	3,757
MSCI Emerging Markets E-Mini Index	10	09/21/2018	USD	548,150	(15,679)
S&P Midcap 400 E-Mini Index	22	09/21/2018	USD	4,369,200	8,394
S&P/TSX 60 Index	56	09/20/2018	CAD	8,422,365	217,619
SPI 200 Index	32	09/20/2018	AUD	3,697,969	84,799

					$365,777

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of July 31, 2018:

Contracts to Receive			Counterparty	In Exchange For			Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD		837,520	Bank of Montreal	USD		620,000	09/19/2018	$2,721
CAD		1,980,659	Bank of Montreal	USD		1,500,000	09/19/2018	22,542
CAD		924,798	BNP Paribas SA	USD		700,000	09/19/2018	10,897
EUR		513,502	JPMorgan Chase Bank	USD		600,000	09/19/2018	3,027
NOK		4,087,685	Goldman Sachs & Co.	USD		500,000	09/19/2018	2,708
RUB	*	61,492,013	Goldman Sachs & Co.	USD		974,589	09/19/2018	5,656
USD		500,000	Toronto-Dominion Bank (The)	AUD		670,029	09/19/2018	1,813
USD		983,985	BNP Paribas SA	CHF		961,534	09/19/2018	8,682
USD		1,440,000	BNP Paribas SA	GBP		1,072,334	09/19/2018	30,452
USD		11,400,000	Toronto-Dominion Bank (The)	GBP		8,545,035	09/19/2018	167,825
USD		649,795	Citibank NA	JPY		71,263,611	09/19/2018	11,052
USD		1,000,000	Toronto-Dominion Bank (The)	JPY		109,799,500	09/19/2018	15,855
USD		579,186	BNP Paribas SA	KRW	*	620,383,200	09/19/2018	23,993
USD		1,054,000	Goldman Sachs & Co.	NOK		8,534,469	09/19/2018	4,422
USD		231,000	Goldman Sachs & Co.	RUB	*	14,424,804	09/19/2018	1,054
USD		396,616	Goldman Sachs & Co.	SGD		528,283	09/19/2018	8,197

Total unrealized appreciation								$320,896

AUD		1,976,855	Citibank NA	USD		1,503,918	09/19/2018	$(34,067)
BRL	*	1,160,219	Goldman Sachs & Co.	USD		310,393	09/19/2018	(3,199)
CAD		8,220,471	BNP Paribas SA	USD		6,352,152	09/19/2018	(33,039)
EUR		578,139	Bank of Montreal	USD		680,000	09/19/2018	(1,067)
EUR		239,497	Societe Generale	USD		284,358	09/19/2018	(3,107)
GBP		273,360	Bank of Montreal	USD		360,000	09/19/2018	(677)
GBP		8,958,495	Citibank NA	USD		12,039,961	09/19/2018	(264,305)
GBP		423,252	JPMorgan Chase Bank	USD		560,000	09/19/2018	(3,649)
HKD		6,113,952	Morgan Stanley	USD		780,000	09/19/2018	(8)
INR	*	14,832,540	Morgan Stanley	USD		217,025	09/19/2018	(2,037)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2018 (Unaudited)

Contracts to Receive			Counterparty	In Exchange For			Maturity Date	Unrealized Appreciation/ (Depreciation)
JPY		93,299,995	Bank of Montreal	USD		850,000	09/19/2018	$(13,742)
KRW	*	562,875,469	Goldman Sachs & Co.	USD		510,000	09/19/2018	(6,272)
NOK		2,882,017	Citibank NA	USD		360,626	09/19/2018	(6,192)
NOK		6,483,806	Toronto-Dominion Bank (The)	USD		800,000	09/19/2018	(2,615)
SGD		673,258	Citibank NA	USD		500,000	09/19/2018	(4,989)
USD		450,000	Bank of Montreal	AUD		609,578	09/19/2018	(3,239)
USD		340,000	JPMorgan Chase Bank	BRL	*	1,287,458	09/19/2018	(884)
USD		7,500,000	Toronto-Dominion Bank (The)	CAD		9,879,263	09/19/2018	(94,234)
USD		1,800,000	Toronto-Dominion Bank (The)	EUR		1,538,926	09/19/2018	(7,224)
USD		1,800,000	Citibank NA	HKD		14,110,643	09/19/2018	(177)
USD		625,000	JPMorgan Chase Bank	RUB	*	40,220,238	09/19/2018	(16,151)

Total unrealized depreciation								$(500,874)

Net unrealized depreciation								$(179,978)

*	Non-deliverable forward.

Abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

NOK — Norwegian Krone

RUB — Russian Ruble

SGD — Singapore Dollar

USD — US Dollar

ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2018 (Unaudited)

FlexShares® Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2018:

Australia	7.9%
Brazil	3.7
Canada	11.1
Chile	0.1
China	1.4
Finland	1.4
France	4.2
Germany	0.8
India	0.9
Indonesia	0.3
Israel	0.3
Italy	0.9
Japan	2.9
Malaysia	1.7
Mexico	0.7
New Zealand	0.9
Norway	3.9
Philippines	0.1
Portugal	0.0 †
Russia	1.9
Singapore	1.4
South Africa	0.4
South Korea	0.7
Spain	0.4
Sweden	0.8
Thailand	0.4
United Kingdom	15.3
United States	35.1
Other[1]	0.4

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.1%
Air Freight & Logistics - 2.8%
bpost SA	46,980	740,432
CTT-Correios de Portugal SA(a)	58,464	205,628
Deutsche Post AG (Registered)	485,112	17,136,003
Oesterreichische Post AG	14,964	709,800
PostNL NV(a)	211,236	835,142
Royal Mail plc	496,248	3,052,320
Singapore Post Ltd.	696,000	685,110

		23,364,435

Commercial Services & Supplies - 3.3%
Bingo Industries Ltd.(a)(b)	178,176	366,903
China Everbright International Ltd.	1,316,000	1,603,252
Clean Harbors, Inc.*(a)	10,440	594,349
Cleanaway Co. Ltd.	46,000	278,729
Cleanaway Waste Management Ltd.	1,049,220	1,450,782
Covanta Holding Corp.	22,968	413,424
Daiseki Co. Ltd.	22,400	612,328
Insun ENT Co. Ltd.*	15,312	98,416
Republic Services, Inc.	41,760	3,026,765
Shanghai Youngsun Investment Co. Ltd., Class B*^(c)	57,800	168,892
Stericycle, Inc.*	14,964	1,045,385
Waste Connections, Inc.	131,544	10,196,175
Waste Management, Inc.	80,736	7,266,240

		27,121,640

Diversified Financial Services - 0.1%
Metro Pacific Investments Corp.	5,568,000	493,838

Diversified Telecommunication Services - 15.7%
AT&T, Inc.	1,293,168	41,342,581
BCE, Inc.	158,688	6,737,537
BT Group plc	1,504,404	4,607,893
Cellnex Telecom SA(a)(b)	26,796	712,019
CenturyLink, Inc.(a)	168,432	3,161,469
Chunghwa Telecom Co. Ltd.	822,000	2,846,149
Deutsche Telekom AG (Registered)*	573,504	9,495,051
Ei Towers SpA	3,132	208,882
Infrastrutture Wireless Italiane SpA(b)	43,500	356,280
Nippon Telegraph & Telephone Corp.	228,000	10,526,210
Telefonica SA	829,284	7,462,606
Telstra Corp. Ltd.	2,033,712	4,293,686
Verizon Communications, Inc.	728,712	37,630,688

		129,381,051

Electric Utilities - 12.6%
American Electric Power Co., Inc.	90,132	6,411,991
Duke Energy Corp.	129,456	10,566,199
Edison International	59,160	3,941,831
Enel SpA	3,374,556	18,833,864
Exelon Corp.	177,828	7,557,690

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electric Utilities - (continued)
Iberdrola SA	2,577,288	20,053,446
Iberdrola SA*(c)	77,657	604,236
NextEra Energy, Inc.	86,652	14,517,676
PG&E Corp.	93,612	4,032,805
PPL Corp.	127,716	3,674,389
Southern Co. (The)	185,484	9,014,522
Xcel Energy, Inc.	93,960	4,402,966

		103,611,615

Equity Real Estate Investment Trusts (REITs) - 4.3%
American Tower Corp.	77,256	11,452,429
CoreCivic, Inc.	20,880	535,363
Crown Castle International Corp.	73,428	8,138,025
CyrusOne, Inc.(a)	17,052	1,055,860
Digital Realty Trust, Inc.(a)	36,192	4,394,433
Equinix, Inc.	13,920	6,114,778
GEO Group, Inc. (The)	21,924	567,393
Keppel DC REIT	174,000	180,225
SBA Communications Corp.*	20,532	3,249,189

		35,687,695

Gas Utilities - 0.7%
APA Group	430,128	3,085,656
Beijing Enterprises Holdings Ltd.	207,000	1,006,359
Infraestructura Energetica Nova SAB de CV	34,800	169,832
Petronas Gas Bhd.	278,400	1,283,448

		5,545,295

Health Care Providers & Services - 3.2%
Acadia Healthcare Co., Inc.*(a)	17,400	686,952
Bangkok Dusit Medical Services PCL, NVDR	5,289,600	4,213,237
Bumrungrad Hospital PCL, NVDR	208,800	1,139,080
Encompass Health Corp.	18,792	1,421,239
HCA Healthcare, Inc.	52,896	6,571,270
Healthscope Ltd.	856,080	1,387,373
IHH Healthcare Bhd.	1,670,400	2,428,552
Life Healthcare Group Holdings Ltd.	618,396	1,133,047
LifePoint Health, Inc.*	8,004	518,659
Netcare Ltd.	614,568	1,268,664
Ramsay Health Care Ltd.(a)	67,512	2,822,597
Spire Healthcare Group plc(b)	152,772	496,989
Tenet Healthcare Corp.*	18,096	680,953
Universal Health Services, Inc., Class B	16,356	1,997,068

		26,765,680

Internet Software & Services - 0.0%(d)
NEXTDC Ltd.*	58,116	311,497

Media - 5.3%
Charter Communications, Inc., Class A*(a)	29,580	9,009,476
Comcast Corp., Class A	814,320	29,136,370
DISH Network Corp., Class A*	39,672	1,252,048
Liberty Global plc, Class C*	101,616	2,757,858
Sirius XM Holdings, Inc.(a)	239,424	1,680,757

		43,836,509

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Multi-Utilities - 7.9%
Consolidated Edison, Inc.	56,376	4,449,758
Dominion Energy, Inc.(a)	120,756	8,659,413
Engie SA	796,920	12,881,607
National Grid plc	1,455,336	15,526,197
Public Service Enterprise Group, Inc.	94,656	4,880,463
Sempra Energy(a)	48,720	5,631,545
Suez	191,748	2,715,814
Veolia Environnement SA	283,272	6,474,727
WEC Energy Group, Inc.	58,116	3,857,159

		65,076,683

Oil, Gas & Consumable Fuels - 10.3%
Enagas SA	99,876	2,795,289
Enbridge Income Fund Holdings, Inc.(a)	61,248	1,532,611
Enbridge, Inc.	738,804	26,215,626
Inter Pipeline Ltd.	163,560	3,115,428
Keyera Corp.(a)	90,480	2,617,110
Kinder Morgan, Inc.	361,920	6,434,938
Koninklijke Vopak NV	29,580	1,394,094
ONEOK, Inc.	76,212	5,368,373
Pembina Pipeline Corp.	219,936	7,905,534
Plains GP Holdings LP, Class A*	27,492	667,781
Polskie Gornictwo Naftowe i Gazownictwo SA*	715,836	1,080,610
Snam SpA	982,056	4,222,776
TransCanada Corp.	384,192	17,265,034
Williams Cos., Inc. (The)	153,120	4,555,320

		85,170,524

Road & Rail - 18.6%
Aurizon Holdings Ltd.	982,056	3,321,775
Canadian National Railway Co.	316,680	28,243,381
Canadian Pacific Railway Ltd.	71,340	14,135,402
Central Japan Railway Co.	104,400	21,679,274
CSX Corp.	161,472	11,412,841
East Japan Railway Co.	191,700	17,878,756
Hankyu Hanshin Holdings, Inc.	118,700	4,713,431
Kansas City Southern	18,792	2,184,946
Keikyu Corp.(a)	139,200	2,274,404
Keisei Electric Railway Co. Ltd.	88,200	2,927,131
MTR Corp. Ltd.	795,132	4,458,409
Norfolk Southern Corp.	52,200	8,821,800
Tobu Railway Co. Ltd.	104,400	3,068,394
Union Pacific Corp.	141,984	21,281,982
West Japan Railway Co.	97,600	6,800,786

		153,202,712

Transportation Infrastructure - 6.9%
Aena SME SA(b)	36,540	6,643,914
Aeroports de Paris	14,268	3,195,284
Airports of Thailand PCL, NVDR	2,157,600	4,296,393
Atlantia SpA	234,900	6,972,811
Atlas Arteria Ltd.(a)	343,128	1,668,232
Auckland International Airport Ltd.	459,360	2,087,488
Bangkok Expressway & Metro PCL, NVDR	4,210,800	1,056,813
CCR SA	626,400	1,755,818
China Merchants Port Holdings Co. Ltd.	658,000	1,361,758

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Transportation Infrastructure - (continued)
COSCO SHIPPING Ports Ltd.	696,000	653,679
Flughafen Zurich AG (Registered)	9,396	1,970,313
Getlink	234,900	3,104,371
Grupo Aeroportuario del Pacifico SAB de CV, Class B	208,800	1,970,837
International Container Terminal Services, Inc.	876,960	1,469,719
Novorossiysk Commercial Sea Port PJSC*	1,868,064	192,203
Promotora y Operadora de Infraestructura SAB de CV(a)	107,880	1,116,149
Qube Holdings Ltd.(a)	707,832	1,362,864
Sydney Airport	1,133,436	5,957,156
Transurban Group	1,102,116	9,585,962
Westshore Terminals Investment Corp.(a)	22,968	428,313

		56,850,077

Water Utilities - 2.3%
Aguas Andinas SA, Class A	1,421,232	824,490
American Water Works Co., Inc.(a)	33,408	2,948,256
Aqua America, Inc.	32,712	1,208,381
Beijing Enterprises Water Group Ltd.	2,784,000	1,518,452
Cia de Saneamento Basico do Estado de Sao Paulo*	174,000	1,157,946
Cia de Saneamento do Parana (Preference)	174,000	384,438
Eastern Water Resources Development and Management PCL, NVDR	313,200	103,553
Guangdong Investment Ltd.	1,392,000	2,398,302
Pennon Group plc	213,672	2,106,056
Severn Trent plc	118,668	3,011,296
United Utilities Group plc	338,256	3,191,143
WHA Utilities and Power PCL, NVDR	417,600	72,801

		18,925,114

Wireless Telecommunication Services - 5.1%
China Mobile Ltd.	995,500	8,981,784
KDDI Corp.	313,200	8,709,948
SoftBank Group Corp.	153,500	12,697,963
Vodafone Group plc	4,679,904	11,418,287

		41,807,982

TOTAL COMMON STOCKS (Cost $750,734,645)		817,152,347

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(e) - 2.4%
COMMERCIAL PAPER - 0.3%
ING (US) Funding LLC
(ICE LIBOR USD 1 Month + 0.19%), 2.28%, 8/10/2018(f)	1,000,000	1,000,000

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

July 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(e) - (continued)
COMMERCIAL PAPER - (continued)
Union Bank of Switzerland
(ICE LIBOR USD 1 Month + 0.43%), 2.52%, 2/1/2019(f)(g)	1,000,000	1,000,970

TOTAL COMMERCIAL PAPER (Cost $2,000,000)		2,000,970

REPURCHASE AGREEMENTS - 2.1%
Citigroup Global Markets, Inc., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $10,944,701, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 2.38%, maturing 11/30/2019 - 1/31/2023; total market value $11,148,321	10,944,120	10,944,120
ML Pierce Fenner & Smith, Inc., 2.46%, dated 7/31/2018, due 10/31/2018, repurchase price $2,012,573, collateralized by various Common Stocks; total market value $2,208,481	2,000,000	2,000,000
NBC Global Finance Ltd., 2.08%, dated 7/31/2018, due 8/1/2018, repurchase price $4,700,272, collateralized by various Common Stocks; total market value $5,252,005	4,700,000	4,700,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,644,120)		17,644,120

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $19,644,120)		19,645,090

Total Investments — 101.5% (Cost $770,378,765)		836,797,437
Liabilities in excess of other assets — (1.5%)		(12,227,946)

Net Assets — 100.0%		824,569,491

*	Non-income producing security.
^	Security subject to restrictions on resale.
(a)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $34,763,009, collateralized in the form of cash with a value of $19,644,120 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $4,199,360 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from August 16, 2018 - August 15, 2047 and $12,132,517 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% - 8.50%, and maturity dates ranging from August 22, 2018 - July 22, 2068; a total value of $35,975,997.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Security fair valued as of July 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2018 amounted to $773,128, which represents approximately 0.09% of net assets of the Fund.

(d)	Represents less than 0.05% of net assets.
(e)	The security was purchased with cash collateral held from securities on loan at July 31, 2018. The total value of securities purchased was $19,645,090.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2018.
(g)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.

Percentages shown are based on Net Assets.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
USD	US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

July 31, 2018 (Unaudited)

Futures Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open futures contracts as of July 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
EURO STOXX 50 Index	31	09/21/2018	EUR	$1,278,572	$30,827
FTSE 100 Index	7	09/21/2018	GBP	707,309	6,360
S&P 500 E-Mini Index	20	09/21/2018	USD	2,817,100	51,318
S&P/TSX 60 Index	7	09/20/2018	CAD	1,052,796	25,557
SPI 200 Index	4	09/20/2018	AUD	462,246	8,725
TOPIX Index	6	09/13/2018	JPY	936,930	7,407

					$130,194

Forward Foreign Currency Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following outstanding contracts as of July 31, 2018:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	235,996	Bank of Montreal	USD	180,000	09/19/2018	$1,411
EUR	858,910	Toronto-Dominion Bank (The)	USD	1,000,000	09/19/2018	8,653
USD	170,874	Citibank NA	AUD	224,609	09/19/2018	3,871
USD	400,000	Citibank NA	EUR	338,443	09/19/2018	2,552
USD	401,635	Citibank NA	GBP	299,996	09/19/2018	7,300
USD	110,000	Toronto-Dominion Bank (The)	GBP	82,452	09/19/2018	1,619
USD	100,000	Toronto-Dominion Bank (The)	JPY	10,979,950	09/19/2018	1,586

Total unrealized appreciation						$26,992

CAD	547,284	BNP Paribas SA	USD	422,900	09/19/2018	$(2,200)
EUR	484,098	JPMorgan Chase Bank	USD	570,000	09/19/2018	(1,503)
EUR	475,170	Societe Generale	USD	564,176	09/19/2018	(6,164)
JPY	8,811,236	Citibank NA	USD	80,343	09/19/2018	(1,366)
JPY	19,805,958	Goldman Sachs & Co.	USD	180,000	09/19/2018	(2,477)
JPY	19,926,169	JPMorgan Chase Bank	USD	180,000	09/19/2018	(1,400)
USD	128,000	Bank of Montreal	CAD	170,007	09/19/2018	(2,685)
USD	1,550,000	Toronto-Dominion Bank (The)	EUR	1,322,507	09/19/2018	(3,074)
USD	280,000	Citibank NA	HKD	2,194,989	09/19/2018	(28)

Total unrealized depreciation						$(20,897)

Net unrealized appreciation						$6,095

Abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

July 31, 2018 (Unaudited)

FlexShares® STOXX® Global Broad Infrastructure Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2018:

Australia	4.3%
Austria	0.1
Belgium	0.1
Brazil	0.4
Canada	14.4
Chile	0.1
China	2.2
France	3.4
Germany	3.2
Hong Kong	0.5
Italy	3.7
Japan	11.2
Malaysia	0.5
Mexico	0.4
Netherlands	0.3
New Zealand	0.3
Philippines	0.2
Poland	0.1
Portugal	0.0	†
Russia	0.0	†
Singapore	0.1
South Africa	0.3
South Korea	0.0	†
Spain	4.6
Switzerland	0.2
Taiwan	0.4
Thailand	1.3
United Kingdom	5.3
United States	41.5
Other[1]	0.9

	100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 97.3%
Diversified Financial Services - 0.1%
Corp. Financiera Alba SA	7,719	444,807

Equity Real Estate Investment Trusts (REITs) - 72.5%
Abacus Property Group(a)	251,472	699,172
AEON REIT Investment Corp.(a)	744	794,247
Agree Realty Corp.	16,461	876,384
ALE Property Group	90,582	364,302
alstria office REIT-AG	70,122	1,089,574
American Homes 4 Rent, Class A	114,204	2,528,477
Apple Hospitality REIT, Inc.	111,228	2,000,992
Argosy Property Ltd.	836,442	615,006
AvalonBay Communities, Inc.	16,089	2,845,340
Big Yellow Group plc	77,934	972,718
BWP Trust(a)	313,968	772,567
Camden Property Trust	49,197	4,555,150
Canadian Apartment Properties REIT	35,898	1,195,221
Champion REIT	1,116,000	759,440
Charter Hall Group(a)	137,826	685,456
Chesapeake Lodging Trust(a)	31,899	1,021,406
Columbia Property Trust, Inc.	62,868	1,457,280
CoreSite Realty Corp.(a)	15,345	1,720,174
Cousins Properties, Inc.	223,107	2,079,357
Covivio	17,391	1,814,054
DCT Industrial Trust, Inc.	39,897	2,667,912
Derwent London plc	56,358	2,308,759
DiamondRock Hospitality Co.	106,392	1,268,193
Dream Global REIT	67,239	719,385
Dream Office REIT	35,712	657,737
Duke Realty Corp.	189,162	5,508,397
EastGroup Properties, Inc.	18,321	1,746,358
Equity Commonwealth*	66,123	2,131,805
Equity LifeStyle Properties, Inc.	44,175	4,019,483
Equity Residential	195,486	12,790,649
Eurocommercial Properties NV, CVA	26,133	1,106,884
First Industrial Realty Trust, Inc.	62,868	2,046,353
Fortune REIT	744,000	929,153
Four Corners Property Trust, Inc.	32,922	819,758
Frasers Centrepoint Trust	446,400	744,383
Fukuoka REIT Corp.	465	731,106
Gecina SA	26,549	4,532,188
Getty Realty Corp.	28,923	828,644
Goodman Property Trust	513,639	519,283
Granite REIT	18,042	747,731
Green REIT plc	426,405	751,366
Grivalia Properties REIC AE	30,132	302,143
H&R REIT(a)	70,959	1,099,810
Hansteen Holdings plc	365,676	527,643
Hersha Hospitality Trust	37,200	803,148
Highwoods Properties, Inc.	54,126	2,658,128

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
Host Hotels & Resorts, Inc.	393,018	8,229,797
Inmobiliaria Colonial Socimi SA	169,260	1,824,963
Investa Office Fund	275,745	1,057,742
Investors Real Estate Trust(a)	130,758	716,554
Killam Apartment REIT	40,827	478,510
Kilroy Realty Corp.	26,133	1,906,402
LaSalle Hotel Properties	60,078	2,082,904
Liberty Property Trust	78,306	3,356,195
Life Storage, Inc.	24,087	2,311,389
Link REIT	1,162,500	11,525,522
Mapletree Industrial Trust	669,600	983,766
Mapletree North Asia Commercial Trust(b)	120,900	102,134
Merlin Properties Socimi SA	187,953	2,781,917
MGM Growth Properties LLC, Class A(a)	30,876	935,543
Morguard REIT	19,065	192,261
National Health Investors, Inc.(a)	21,762	1,628,668
National Retail Properties, Inc.(a)	80,817	3,605,246
Northview Apartment REIT	19,158	388,604
Park Hotels & Resorts, Inc.	85,560	2,676,317
Parkway Life REIT	306,900	622,232
Pebblebrook Hotel Trust(a)	36,642	1,412,549
Piedmont Office Realty Trust, Inc., Class A	76,725	1,517,620
PotlatchDeltic Corp.	21,576	1,008,678
Precinct Properties New Zealand Ltd.	538,935	506,332
Prologis, Inc.	227,478	14,927,106
PS Business Parks, Inc.	10,881	1,390,265
Public Storage	1,581	344,389
Ramco-Gershenson Properties Trust	61,473	808,370
Rayonier, Inc.	68,448	2,396,364
Regal REIT	1,116,000	335,633
Retail Properties of America, Inc., Class A	118,203	1,483,448
RioCan REIT(a)	83,235	1,586,707
Safestore Holdings plc(a)	115,041	845,068
Scentre Group	2,080,317	6,572,657
Segro plc	533,634	4,654,963
Shaftesbury plc	123,132	1,505,351
Shopping Centres Australasia Property Group(a)	455,700	813,042
Simon Property Group, Inc.	19,716	3,474,156
SL Green Realty Corp.	49,290	5,082,292
SmartCentres REIT	35,154	819,180
Spirit Realty Capital, Inc.	241,986	2,025,423
Summit Hotel Properties, Inc.	54,777	775,095
Sunlight REIT	465,000	324,729
Sunstone Hotel Investors, Inc.	119,691	1,947,373
Terreno Realty Corp.	28,365	1,046,952
Tritax Big Box REIT plc	730,515	1,459,419
UNITE Group plc (The)	125,364	1,440,549
Urstadt Biddle Properties, Inc., Class A	31,341	697,651

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
Vastned Retail NV	14,880	676,392
VICI Properties, Inc.	159,495	3,245,723
Weingarten Realty Investors(a)	64,821	1,958,891
Weyerhaeuser Co.	364,839	12,470,197
Workspace Group plc	64,077	912,816
Xenia Hotels & Resorts, Inc.	56,730	1,383,645

		211,068,407

Household Durables - 0.5%
Iida Group Holdings Co. Ltd.	77,900	1,523,344

Real Estate Management & Development - 24.2%
ADO Properties SA(b)	16,182	923,967
Aeon Mall Co. Ltd.	58,800	1,026,400
Alrov Properties and Lodgings Ltd.	10,602	326,215
CA Immobilien Anlagen AG	38,874	1,360,897
CapitaLand Ltd.	1,339,200	3,177,563
City Developments Ltd.	213,900	1,572,863
CK Asset Holdings Ltd.	692,000	5,295,502
CLS Holdings plc	115,599	335,876
Daejan Holdings plc	4,371	349,753
Daibiru Corp.	55,800	573,254
Daikyo, Inc.	29,200	584,574
Daito Trust Construction Co. Ltd.	30,900	5,152,300
Emperor International Holdings Ltd.	930,000	266,657
Entra ASA(b)	58,032	847,619
Fabege AB	139,500	1,976,947
First Capital Realty, Inc.	83,886	1,306,611
Forestar Group, Inc.*(a)	26,691	605,886
Goldcrest Co. Ltd.	30,300	520,790
GuocoLand Ltd.(a)	232,500	346,709
Heiwa Real Estate Co. Ltd.	33,400	599,434
Helical plc(a)	74,679	313,473
Hemfosa Fastigheter AB	54,498	748,634
Henderson Land Development Co. Ltd.	690,530	3,849,893
HKR International Ltd.(a)	595,200	369,386
Ho Bee Land Ltd.	186,000	344,318
Hongkong Land Holdings Ltd.	623,100	4,529,937
Kenedix, Inc.(a)	130,200	743,236
Klovern AB, Class A	238,173	311,725
Kungsleden AB	20,925	168,966
Leopalace21 Corp.	130,200	714,158
Liu Chong Hing Investment Ltd.	372,000	587,831
Nomura Real Estate Holdings, Inc.	65,100	1,416,102
Norstar Holdings, Inc.	18,507	320,402
Norwegian Property ASA	456,630	644,538
NTT Urban Development Corp.	74,400	765,003
Olav Thon Eiendomsselskap ASA	17,949	340,593
Raven Property Group Ltd.*	474,300	274,996
Realogy Holdings Corp.(a)	1,581	34,576
Relo Group, Inc.(a)	38,900	1,051,211
Sagax AB (Preference)	61,287	252,150
Soundwill Holdings Ltd.	139,500	222,214
St Joe Co. (The)*(a)	39,525	697,616
St Modwen Properties plc	136,524	725,296
Sumitomo Realty & Development Co. Ltd.	187,000	6,829,159

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
Swire Pacific Ltd., Class A(a)	258,000	2,797,933
Swire Pacific Ltd., Class B	465,000	835,526
Swire Properties Ltd.	613,800	2,416,982
TAG Immobilien AG	65,379	1,480,211
Technopolis OYJ	87,699	396,083
Tejon Ranch Co.*(a)	27,249	637,627
Tokyo Tatemono Co. Ltd.	108,000	1,448,169
Tokyu Fudosan Holdings Corp.	269,700	1,826,269
UOL Group Ltd.	260,475	1,371,928
Vonovia SE	46,035	2,230,477
Wihlborgs Fastigheter AB	36,642	436,540
Wing Tai Holdings Ltd.	390,600	593,948
Yanlord Land Group Ltd.	502,200	560,746

		70,437,669

TOTAL COMMON STOCKS (Cost $251,931,673)		283,474,227

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(c) - 1.8%
REPURCHASE AGREEMENTS - 1.8%
Citigroup Global Markets, Inc., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $3,312,841, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 2.38%, maturing 11/30/2019 - 1/31/2023; total market value $3,374,474	3,312,665	3,312,665
Citigroup Global Markets, Inc., 2.18%, dated 7/31/2018, due 8/7/2018, repurchase price $300,127, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 0.63%, maturing 1/15/2024 - 1/15/2028; total market value $294,762	300,000	300,000
NBC Global Finance Ltd., 2.08%, dated 7/31/2018, due 8/1/2018, repurchase price $1,700,098, collateralized by various Common Stocks; total market value $1,899,661	1,700,000	1,700,000

		5,312,665

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $5,312,665)		5,312,665

Total Investments — 99.1% (Cost $257,244,338)		288,786,892
Other Assets Less Liabilities — 0.9%		2,487,226

Net Assets — 100.0%		291,274,118

*	Non-income producing security.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

July 31, 2018 (Unaudited)

(a)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $14,506,370, collateralized in the form of cash with a value of $5,312,665 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $4,125,859 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from August 16, 2018 - August 15, 2047 and $5,639,470 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% - 8.50%, and maturity dates ranging from August 22, 2018 - July 22, 2068; a total value of $15,077,994.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security was purchased with cash collateral held from securities on loan at July 31, 2018. The total value of securities purchased was $5,312,665.

Percentages shown are based on Net Assets.

Abbreviations

CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

July 31, 2018 (Unaudited)

Futures Contracts

FlexShares® Global Quality Real Estate Index Fund had the following open futures contracts as of July 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
EURO STOXX 50 Index	10	09/21/2018	EUR	$412,443	$7,562
FTSE 100 Index	1	09/21/2018	GBP	101,044	1,857
Hang Seng Index	4	08/30/2018	HKD	724,594	1,912
S&P 500 E-Mini Index	26	09/21/2018	USD	3,662,230	53,848
S&P/TSX 60 Index	2	09/20/2018	CAD	300,799	4,403
SGX Nikkei 225 Index	12	09/13/2018	JPY	1,208,147	5,382
SPI 200 Index	11	09/20/2018	AUD	1,271,177	28,287

					$103,251

Forward Foreign Currency Contracts

FlexShares® Global Quality Real Estate Index Fund had the following outstanding contracts as of July 31, 2018:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	160,235	BNP Paribas SA	CAD	207,364	09/19/2018	$833
USD	460,036	Societe Generale	EUR	387,460	09/19/2018	5,026

Total unrealized appreciation						$5,859

HKD	783,523	Citibank NA	USD	100,016	09/19/2018	$(57)
SGD	96,492	Goldman Sachs & Co.	USD	72,442	09/19/2018	(1,497)
USD	900,000	Citibank NA	EUR	769,193	09/19/2018	(3,294)

Total unrealized depreciation						$(4,848)

Net unrealized appreciation						$1,011

Abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

SGD — Singapore Dollar

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

July 31, 2018 (Unaudited)

FlexShares® Global Quality Real Estate Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2018:

Australia	3.8%
Austria	0.5
Canada	3.2
Finland	0.1
France	2.2
Germany	2.0
Greece	0.1
Hong Kong	10.2
Ireland	0.3
Israel	0.2
Japan	9.0
Netherlands	0.6
New Zealand	0.6
Norway	0.6
Singapore	5.4
Spain	1.7
Sweden	1.3
United Kingdom	5.7
United States	49.8
Other[1]	2.7

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Real Assets Allocation Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 100.0%
FlexShares Global Quality Real Estate Index Fund(a)	90,760	5,699,946
FlexShares Global Upstream Natural Resources Index Fund(a)	41,220	1,402,304
FlexShares STOXX Global Broad Infrastructure Index Fund(a)	148,700	7,035,741

TOTAL EXCHANGE TRADED FUNDS (Cost $13,742,999)		14,137,991

Total Investments — 100.0% (Cost $13,742,999)		14,137,991
Other Assets Less Liabilities — 0.0%(b)		497

Net Assets — 100.0%		14,138,488

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Funds.
(b)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

The underlying index of the FlexShares Real Assets Allocation Index Fund is comprised of securities of affiliated FlexShares Funds. The Schedules of Investments of the affiliated FlexShares Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ending July 31, 2018, was as follows:

Security	Value October 31, 2017	Purchases at Cost	Sales Proceeds	Shares July 31, 2018	Value July 31, 2018	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain/(Loss)
FlexShares Global Quality Real Estate Index Fund	$2,485,751	$3,236,618	$87,295	90,760	$5,699,946	$67,156	$85,790	$(2,284)
FlexShares Global Upstream Natural Resources Index Fund	680,722	866,970	211,978	41,220	1,402,304	72,826	19,915	(6,236)
FlexShares STOXX Global Broad Infrastructure Index Fund	3,151,901	4,035,131	107,869	148,700	7,035,741	(36,961)	113,829	(6,461)

	$6,318,374	$8,138,719	$407,142	280,680	$14,137,991	$103,021	$219,534	$(14,981)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.0%
Aerospace & Defense - 3.1%
Boeing Co. (The)	81,848	29,162,442
Lockheed Martin Corp.	86,570	28,230,477

		57,392,919

Banks - 5.0%
Bank of America Corp.	364,381	11,252,085
Citigroup, Inc.	79,487	5,714,321
JPMorgan Chase & Co.	190,454	21,892,687
Wells Fargo & Co.	913,707	52,346,274

		91,205,367

Beverages - 0.4%
Coca-Cola Co. (The)	90,505	4,220,248
PepsiCo, Inc.	33,841	3,891,715

		8,111,963

Biotechnology - 2.4%
AbbVie, Inc.(a)	487,940	45,002,706

Capital Markets - 4.5%
Ameriprise Financial, Inc.	70,043	10,203,164
Eaton Vance Corp.(a)	155,826	8,279,035
Federated Investors, Inc., Class B(a)	74,765	1,809,313
Franklin Resources, Inc.(a)	353,363	12,127,418
Invesco Ltd.(a)	422,619	11,406,487
Lazard Ltd., Class A	174,714	9,486,970
LPL Financial Holdings, Inc.(a)	191,241	12,677,366
T. Rowe Price Group, Inc.	138,512	16,494,009

		82,483,762

Chemicals - 0.8%
LyondellBasell Industries NV, Class A	128,281	14,212,252

Commercial Services & Supplies - 0.4%
Pitney Bowes, Inc.	938,104	8,189,648

Communications Equipment - 1.7%
Cisco Systems, Inc.	257,349	10,883,289
InterDigital, Inc.	129,068	10,641,657
Juniper Networks, Inc.	347,854	9,162,474

		30,687,420

Consumer Finance - 0.5%
Navient Corp.	668,950	8,836,830

Containers & Packaging - 0.4%
Greif, Inc., Class A	29,886	1,627,293
Greif, Inc., Class B	96,014	5,554,410
Packaging Corp. of America	5,563	628,062

		7,809,765

Diversified Consumer Services - 0.5%
H&R Block, Inc.(a)	336,049	8,454,993

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	644,553	20,606,359
Verizon Communications, Inc.	308,504	15,931,147

		36,537,506

Electric Utilities - 3.2%
ALLETE, Inc.	192,815	14,948,947
Edison International	180,223	12,008,259
Entergy Corp.	12,592	1,023,478
Exelon Corp.	242,396	10,301,830
FirstEnergy Corp.(a)	199,898	7,082,386
Hawaiian Electric Industries, Inc.	193,602	6,808,982
Portland General Electric Co.	128,281	5,818,826

		57,992,708

Electronic Equipment, Instruments & Components - 1.3%
Avnet, Inc.(a)	108,606	4,762,373
CDW Corp.	114,902	9,662,109
Jabil, Inc.	329,753	9,289,142

		23,713,624

Energy Equipment & Services - 0.0%(b)
RPC, Inc.(a)	59,812	885,218

Equity Real Estate Investment Trusts (REITs) - 6.0%
Apple Hospitality REIT, Inc.	214,851	3,865,169
CoreCivic, Inc.	404,518	10,371,842
Gaming and Leisure Properties, Inc.	191,241	6,945,873
Hospitality Properties Trust	51,942	1,468,400
Host Hotels & Resorts, Inc.	673,672	14,106,692
Kimco Realty Corp.	668,163	11,151,640
Lamar Advertising Co., Class A(a)	134,577	9,908,905
LaSalle Hotel Properties(a)	42,498	1,473,406
Lexington Realty Trust	787	6,918
Park Hotels & Resorts, Inc.	247,118	7,729,851
Public Storage	24,397	5,314,399
Retail Properties of America, Inc., Class A	697,282	8,750,889
Senior Housing Properties Trust	79,487	1,418,048
Simon Property Group, Inc.	55,877	9,846,086
Spirit Realty Capital, Inc.	812,184	6,797,980
Uniti Group, Inc.	77,913	1,377,502
VEREIT, Inc.	1,156,103	8,821,066
Weingarten Realty Investors	25,184	761,060

		110,115,726

Food & Staples Retailing - 2.4%
Walgreens Boots Alliance, Inc.	14,166	957,905
Walmart, Inc.	481,644	42,977,094

		43,934,999

Gas Utilities - 0.4%
National Fuel Gas Co.	140,873	7,564,880

Health Care Providers & Services - 2.2%
Anthem, Inc.	39,350	9,955,550
Cardinal Health, Inc.	144,021	7,193,849
McKesson Corp.	43,285	5,436,596
Patterson Cos., Inc.(a)	305,356	7,487,329

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Health Care Providers & Services - (continued)
UnitedHealth Group, Inc.	41,711	10,562,060

		40,635,384

Hotels, Restaurants & Leisure - 0.5%
Darden Restaurants, Inc.	7,612	814,027
Las Vegas Sands Corp.	110,180	7,921,942

		8,735,969

Household Durables - 0.4%
Tupperware Brands Corp.(a)	209,342	7,684,945

Household Products - 0.8%
Kimberly-Clark Corp.	122,772	13,978,820

Industrial Conglomerates - 2.6%
3M Co.	183,371	38,933,331
General Electric Co.	666,589	9,085,608

		48,018,939

Insurance - 4.2%
Aflac, Inc.(c)	274,663	12,782,816
Allstate Corp. (The)(c)	99,949	9,507,149
Arthur J Gallagher & Co.	82,635	5,896,007
Erie Indemnity Co., Class A	60,599	7,528,820
First American Financial Corp.	16,267	910,952
Principal Financial Group, Inc.	160,548	9,324,628
Prudential Financial, Inc.	176,288	17,789,222
Travelers Cos., Inc. (The)	36,202	4,711,328
Unum Group	225,869	8,973,775

		77,424,697

Internet Software & Services - 0.4%
j2 Global, Inc.(a)	76,339	6,476,601

IT Services - 5.9%
Accenture plc, Class A	202,259	32,225,926
Broadridge Financial Solutions, Inc.	84,209	9,513,933
Fidelity National Information Services, Inc.	95,227	9,820,761
International Business Machines Corp.	78,700	11,405,991
Jack Henry & Associates, Inc.	96,014	12,933,086
Science Applications International Corp.	120,411	10,159,076
Total System Services, Inc.	76,339	6,988,072
Visa, Inc., Class A(a)	43,285	5,918,791
Western Union Co. (The)(a)	501,319	10,106,591

		109,072,227

Machinery - 0.4%
Cummins, Inc.	46,433	6,631,097

Media - 0.0%(b)
Walt Disney Co. (The)	2,361	268,115

Metals & Mining - 0.8%
Nucor Corp.	73,191	4,898,674
Steel Dynamics, Inc.	212,490	10,006,154

		14,904,828

Mortgage Real Estate Investment Trusts (REITs) - 1.4%
Chimera Investment Corp.(a)	824,776	15,753,222

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Mortgage Real Estate Investment Trusts (REITs) - (continued)
MFA Financial, Inc.	151,891	1,222,722
Starwood Property Trust, Inc.(a)	419,471	9,580,718

		26,556,662

Multiline Retail - 2.7%
Kohl’s Corp.	227,443	16,801,214
Macy’s, Inc.	410,027	16,290,373
Nordstrom, Inc.	147,169	7,713,127
Target Corp.	107,819	8,698,837

		49,503,551

Multi-Utilities - 2.5%
CenterPoint Energy, Inc.	197,537	5,625,854
MDU Resources Group, Inc.(a)	416,323	12,073,367
NorthWestern Corp.	258,136	15,315,209
SCANA Corp.	72,404	2,895,436
Vectren Corp.	130,642	9,336,983

		45,246,849

Oil, Gas & Consumable Fuels - 8.7%
Chevron Corp.	221,934	28,023,606
Delek US Holdings, Inc.	32,600	1,738,232
EnLink Midstream LLC	263,645	4,205,138
Exxon Mobil Corp.	566,640	46,186,826
HollyFrontier Corp.	225,869	16,845,310
Occidental Petroleum Corp.	77,126	6,473,185
ONEOK, Inc.	26,807	1,888,285
PBF Energy, Inc., Class A	358,085	16,722,570
Phillips 66	147,169	18,151,824
Valero Energy Corp.	162,122	19,187,139

		159,422,115

Paper & Forest Products - 0.5%
Domtar Corp.	185,732	8,955,997

Pharmaceuticals - 5.7%
Johnson & Johnson	321,096	42,551,642
Merck & Co., Inc.	450,164	29,652,303
Pfizer, Inc.	837,368	33,436,104

		105,640,049

Professional Services - 0.3%
Nielsen Holdings plc(a)	257,349	6,063,142

Road & Rail - 1.3%
Union Pacific Corp.	159,761	23,946,576

Semiconductors & Semiconductor Equipment - 3.7%
Intel Corp.	93,653	4,504,709
KLA-Tencor Corp.	97,588	11,458,783
Lam Research Corp.	50,368	9,602,156
Maxim Integrated Products, Inc.	4,295	262,596
MKS Instruments, Inc.	67,682	6,382,413
Texas Instruments, Inc.	325,031	36,182,451

		68,393,108

Software - 6.7%
Activision Blizzard, Inc.	198,324	14,560,948
Intuit, Inc.	59,812	12,216,003
Microsoft Corp.	816,119	86,573,904
Oracle Corp.	1,574	75,048
SS&C Technologies Holdings, Inc.	178,649	9,480,902

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Software - (continued)
Symantec Corp.	4,722	95,479

		123,002,284

Specialty Retail - 5.7%
Best Buy Co., Inc.	225,869	16,946,951
Foot Locker, Inc.	207,768	10,141,156
Gap, Inc. (The)	413,175	12,465,490
Home Depot, Inc. (The)	245,544	48,499,851
L Brands, Inc.(a)	201,472	6,380,618
Office Depot, Inc.	402,944	1,011,390
Williams-Sonoma, Inc.(a)	156,613	9,160,294

		104,605,750

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	9,492	1,806,233
HP, Inc.	653,210	15,076,087
NetApp, Inc.	122,772	9,517,285
Seagate Technology plc(a)	244,757	12,879,113

		39,278,718

Textiles, Apparel & Luxury Goods - 0.5%
VF Corp.	96,801	8,912,468

Tobacco - 2.5%
Altria Group, Inc.	668,163	39,207,805
Vector Group Ltd.(a)	380,121	7,013,232

		46,221,037

Trading Companies & Distributors - 1.5%
Fastenal Co.(a)	198,324	11,290,585
WW Grainger, Inc.	48,794	16,910,049

		28,200,634

TOTAL COMMON STOCKS (Cost $1,473,712,114)		1,820,912,848

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(d) - 6.0%
BANK NOTES - 0.1%
Bank of America NA, Charlotte
(ICE LIBOR USD 1 Month + 0.22%), 2.31%, 1/15/2019(e) (Cost $2,000,000)	2,000,000	2,000,000

CERTIFICATES OF DEPOSIT - 2.8%
Barclays Bank plc, New York
(ICE LIBOR USD 1 Month + 0.27%), 2.36%, 8/3/2018(e)	3,000,000	3,000,000
Canadian Imperial Bank of Commerce, New York
(ICE LIBOR USD 1 Month + 0.40%), 2.47%, 9/17/2018(e)	4,000,000	4,000,000
Citibank NA, New York
(ICE LIBOR USD 1 Month + 0.33%), 2.40%, 9/12/2018(e)	4,000,000	4,000,000

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - (continued)
CERTIFICATES OF DEPOSIT - (continued)
Cooperatieve Rabobank UA, London
(ICE LIBOR USD 3 Month + 0.17%), 2.52%, 4/18/2019(e)	2,000,000	2,000,000
Credit Industriel et Commercial, London
2.54%, 10/25/2018	3,000,000	2,984,010
Mitsubishi UFJ Trust & Banking Corp., New York
(ICE LIBOR USD 1 Month + 0.31%), 2.38%, 10/26/2018(e)	4,000,000	4,001,120
Mizuho Bank Ltd., New York
(ICE LIBOR USD 1 Month + 0.25%), 2.34%, 12/10/2018(e)	3,000,000	3,000,000
Royal Bank of Canada
(ICE LIBOR USD 1 Month + 0.40%), 2.47%, 9/17/2018(e)	4,000,000	4,000,000
Standard Chartered, New York
2.41%, 11/9/2018	5,000,000	5,001,110
Sumitomo Mitsui Trust Bank Ltd., New York
(ICE LIBOR USD 1 Month + 0.24%), 2.31%, 10/15/2018(e)	3,500,000	3,500,280
Svenska Handelsbanken, New York
(ICE LIBOR USD 1 Month + 0.37%), 2.44%, 9/28/2018(e)	4,000,000	4,000,000
The Chiba Bank Ltd., New York Branch
2.18%, 9/26/2018	2,000,000	2,000,000
The Sumitomo Bank Ltd., New York
(ICE LIBOR USD 1 Month + 0.23%), 2.31%, 8/22/2018(e)	2,000,000	2,000,000
2.35%, 11/1/2018	2,000,000	2,000,144
Wells Fargo Bank (San Francisco) NA
(ICE LIBOR USD 3 Month + 0.14%), 2.47%, 10/26/2018(e)	2,000,000	2,000,651
Westpac Banking Corp., New York
(US Federal Funds Effective Rate (continuous series) + 0.45%), 2.36%, 2/15/2019(e)	3,000,000	3,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $50,482,291)		50,487,315

COMMERCIAL PAPER - 0.3%
ING (US) Funding LLC
(ICE LIBOR USD 1 Month + 0.19%), 2.28%, 8/10/2018(e)	2,000,000	2,000,000
Union Bank of Switzerland
(ICE LIBOR USD 1 Month + 0.43%), 2.52%, 2/1/2019(e)(f)	4,000,000	4,003,880

TOTAL COMMERCIAL PAPER (Cost $6,000,000)		6,003,880

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

July 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - (continued)
FUNDING AGREEMENTS - 0.2%
United of Omaha Life Insurance
(ICE LIBOR USD 3 Month + 0.12%), 2.46%, 8/30/2018(e) (Cost $4,000,000)	4,000,000	4,000,000

REPURCHASE AGREEMENTS - 2.6%
Citigroup Global Markets, Inc., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $23,772,311, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 2.38%, maturing 11/30/2019 - 1/31/2023; total market value $24,214,582	23,771,050	23,771,050
Citigroup Global Markets, Inc., 2.18%, dated 7/31/2018, due 8/7/2018, repurchase price $5,152,183, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 0.63%, maturing 1/15/2024 - 1/15/2028; total market value $5,060,083	5,150,000	5,150,000
ML Pierce Fenner & Smith, Inc., 2.46%, dated 7/31/2018, due 10/31/2018, repurchase price $8,050,293, collateralized by various Common Stocks; total market value $8,833,923	8,000,000	8,000,000
NBC Global Finance Ltd., 2.08%, dated 7/31/2018, due 8/1/2018, repurchase price $11,680,675, collateralized by various Common Stocks; total market value $13,051,790	11,680,000	11,680,000

TOTAL REPURCHASE AGREEMENTS (Cost $48,601,050)		48,601,050

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $111,083,341)		111,092,245

Total Investments — 105.0% (Cost $1,584,795,455)		1,932,005,093
Liabilities in excess of other assets — (5.0%)		(91,739,551)

Net Assets — 100.0%		1,840,265,542

(a)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $123,136,252, collateralized in the form of cash with a value of $111,063,950 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $8,244,510 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from August 23, 2018 - August 15, 2047 and $6,200,155 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% - 8.50%, and maturity dates ranging from October 19, 2018 - July 22, 2068; a total value of $125,508,615.

(b)	Represents less than 0.05% of net assets.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(d)	The security was purchased with cash collateral held from securities on loan at July 31, 2018. The total value of securities purchased was $111,092,245.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2018.
(f)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.

Percentages shown are based on Net Assets.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

July 31, 2018 (Unaudited)

Futures Contracts

FlexShares® Quality Dividend Index Fund had the following open futures contracts as of July 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	136	09/21/2018	USD	$19,156,280	$372,776

Abbreviations:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.0%
Aerospace & Defense - 3.3%
Boeing Co. (The)	13,440	4,788,672
BWX Technologies, Inc.	9,800	644,448
Lockheed Martin Corp.	16,240	5,295,864

		10,728,984

Air Freight & Logistics - 1.1%
CH Robinson Worldwide, Inc.	12,460	1,149,186
United Parcel Service, Inc., Class B	19,040	2,282,705

		3,431,891

Automobiles - 0.0%(a)
Ford Motor Co.	8,820	88,553

Banks - 5.7%
Bank of America Corp.	74,620	2,304,265
Bank of Hawaii Corp.(b)	18,340	1,476,187
Citigroup, Inc.	19,180	1,378,850
JPMorgan Chase & Co.	30,520	3,508,274
Wells Fargo & Co.	170,520	9,769,091

		18,436,667

Beverages - 0.9%
Coca-Cola Co. (The)	10,920	509,200
PepsiCo, Inc.	19,740	2,270,100

		2,779,300

Biotechnology - 2.1%
AbbVie, Inc.(b)	72,100	6,649,783

Capital Markets - 1.5%
Houlihan Lokey, Inc.	27,720	1,362,715
MSCI, Inc.	10,360	1,721,729
T. Rowe Price Group, Inc.	11,900	1,417,052
Virtu Financial, Inc., Class A	10,288	207,303

		4,708,799

Chemicals - 1.3%
LyondellBasell Industries NV, Class A	23,100	2,559,249
Scotts Miracle-Gro Co. (The)(b)	18,620	1,478,987

		4,038,236

Commercial Services & Supplies - 1.0%
Pitney Bowes, Inc.(b)	162,120	1,415,308
Rollins, Inc.(b)	31,080	1,707,535

		3,122,843

Communications Equipment - 4.1%
Cisco Systems, Inc.	198,240	8,383,570
InterDigital, Inc.	19,460	1,604,477
Juniper Networks, Inc.	58,380	1,537,729
Motorola Solutions, Inc.	13,160	1,596,308

		13,122,084

Consumer Finance - 0.1%
Navient Corp.	21,420	282,958

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Containers & Packaging - 0.4%
Ardagh Group SA	25,760	408,811
Greif, Inc., Class B	17,080	988,078

		1,396,889

Diversified Consumer Services - 0.5%
H&R Block, Inc.(b)	70,560	1,775,290

Diversified Telecommunication Services - 2.4%
AT&T, Inc.	133,560	4,269,913
Verizon Communications, Inc.	67,060	3,462,979

		7,732,892

Electric Utilities - 4.7%
ALLETE, Inc.	29,260	2,268,528
American Electric Power Co., Inc.	4,620	328,667
Duke Energy Corp.	12,040	982,705
Edison International	27,580	1,837,655
Exelon Corp.	59,780	2,540,650
FirstEnergy Corp.(b)	39,340	1,393,816
Hawaiian Electric Industries, Inc.	37,940	1,334,350
PNM Resources, Inc.	32,480	1,278,088
Portland General Electric Co.	24,920	1,130,371
Southern Co. (The)	17,500	850,500
Xcel Energy, Inc.	22,680	1,062,785

		15,008,115

Electronic Equipment, Instruments & Components - 1.2%
CDW Corp.	21,700	1,824,753
FLIR Systems, Inc.	2,304	135,014
Jabil, Inc.(b)	68,040	1,916,687

		3,876,454

Equity Real Estate Investment Trusts (REITs) - 5.7%
Apple Hospitality REIT, Inc.	54,040	972,180
Brixmor Property Group, Inc.	21,980	388,826
CoreCivic, Inc.	67,480	1,730,187
EPR Properties	4,340	288,567
Gaming and Leisure Properties, Inc.	280	10,170
GEO Group, Inc. (The)	13,160	340,581
HCP, Inc.	16,380	424,242
Hospitality Properties Trust	6,720	189,974
Kimco Realty Corp.	155,120	2,588,953
LaSalle Hotel Properties(b)	8,400	291,228
Lexington Realty Trust	15,680	137,827
National Health Investors, Inc.(b)	2,380	178,119
Omega Healthcare Investors, Inc.(b)	4,060	120,541
Outfront Media, Inc.	15,400	327,250
Park Hotels & Resorts, Inc.	46,200	1,445,136
Retail Properties of America, Inc., Class A	126,980	1,593,599
Ryman Hospitality Properties, Inc.	30,660	2,606,406
Senior Housing Properties Trust	16,520	294,717
Simon Property Group, Inc.	2,800	493,388
Spirit Realty Capital, Inc.	149,380	1,250,311
Uniti Group, Inc.(b)	14,560	257,421
VEREIT, Inc.	211,680	1,615,118

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
Welltower, Inc.	10,220	639,772

		18,184,513

Food & Staples Retailing - 2.4%
Walmart, Inc.	87,780	7,832,609

Food Products - 1.7%
Campbell Soup Co.(b)	51,100	2,089,990
Conagra Brands, Inc.(b)	44,800	1,644,608
Flowers Foods, Inc.(b)	83,440	1,702,176

		5,436,774

Gas Utilities - 0.2%
New Jersey Resources Corp.(b)	9,380	433,825
ONE Gas, Inc.	840	64,714

		498,539

Health Care Providers & Services - 3.0%
Aetna, Inc.	13,160	2,479,213
Anthem, Inc.	10,360	2,621,080
Patterson Cos., Inc.(b)	3,500	85,820
UnitedHealth Group, Inc.	17,920	4,537,702

		9,723,815

Hotels, Restaurants & Leisure - 2.0%
Cracker Barrel Old Country Store, Inc.(b)	7,980	1,169,030
Darden Restaurants, Inc.	3,492	373,434
Domino’s Pizza, Inc.(b)	7,140	1,875,392
Dunkin’ Brands Group, Inc.(b)	19,880	1,384,244
Jack in the Box, Inc.	6,440	542,506
McDonald’s Corp.	7,840	1,235,114

		6,579,720

Household Products - 1.4%
Clorox Co. (The)(b)	7,280	984,038
Colgate-Palmolive Co.	32,060	2,148,340
Kimberly-Clark Corp.	11,480	1,307,113

		4,439,491

Industrial Conglomerates - 0.0%(a)
3M Co.	700	148,624

Insurance - 2.9%
Aflac, Inc.(c)	46,900	2,182,726
Erie Indemnity Co., Class A	12,040	1,495,850
Fidelity National Financial, Inc.	29,680	1,202,040
First American Financial Corp.	5,660	316,960
Mercury General Corp.(b)	8,400	432,012
Principal Financial Group, Inc.	5,320	308,986
Progressive Corp. (The)	29,540	1,772,695
Reinsurance Group of America, Inc.	11,480	1,624,420

		9,335,689

Internet Software & Services - 0.2%
j2 Global, Inc.(b)	8,820	748,289

IT Services - 4.3%
Accenture plc, Class A	6,300	1,003,779
Amdocs Ltd.	15,120	1,021,810
Broadridge Financial Solutions, Inc.	14,840	1,676,623

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
IT Services - (continued)
Fidelity National Information Services, Inc.	17,920	1,848,090
International Business Machines Corp.	14,280	2,069,600
Jack Henry & Associates, Inc.	13,580	1,829,226
Mastercard, Inc., Class A	420	83,160
Paychex, Inc.	14,560	1,004,931
Total System Services, Inc.	8,820	807,383
Visa, Inc., Class A(b)	6,020	823,175
Western Union Co. (The)(b)	79,520	1,603,123

		13,770,900

Machinery - 0.3%
Toro Co. (The)	18,480	1,112,311

Media - 0.2%
Walt Disney Co. (The)	6,860	779,022

Metals & Mining - 0.1%
Southern Copper Corp.	5,600	276,416

Mortgage Real Estate Investment Trusts (REITs) - 2.0%
Chimera Investment Corp.	137,900	2,633,890
MFA Financial, Inc.	161,140	1,297,177
New Residential Investment Corp.	71,820	1,284,860
Starwood Property Trust, Inc.	59,780	1,365,375

		6,581,302

Multiline Retail - 2.9%
Kohl’s Corp.	38,360	2,833,653
Macy’s, Inc.	71,540	2,842,284
Nordstrom, Inc.	24,220	1,269,370
Target Corp.	29,120	2,349,402

		9,294,709

Multi-Utilities - 1.8%
CenterPoint Energy, Inc.	44,100	1,255,968
Consolidated Edison, Inc.	5,040	397,807
DTE Energy Co.	10,500	1,139,670
NorthWestern Corp.	42,560	2,525,085
WEC Energy Group, Inc.	5,320	353,088

		5,671,618

Oil, Gas & Consumable Fuels - 7.9%
Chevron Corp.	25,340	3,199,682
Exxon Mobil Corp.	131,320	10,703,893
HollyFrontier Corp.	35,700	2,662,506
Occidental Petroleum Corp.	22,120	1,856,532
PBF Energy, Inc., Class A	56,280	2,628,276
Phillips 66	3,360	414,422
Valero Energy Corp.	31,920	3,777,732

		25,243,043

Paper & Forest Products - 0.4%
Domtar Corp.	27,020	1,302,904

Pharmaceuticals - 6.8%
Eli Lilly & Co.	12,600	1,245,006
Johnson & Johnson	85,120	11,280,102
Merck & Co., Inc.	60,480	3,983,818
Pfizer, Inc.	137,480	5,489,576

		21,998,502

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Professional Services - 0.2%
Nielsen Holdings plc(b)	28,560	672,874

Road & Rail - 1.2%
Union Pacific Corp.	25,620	3,840,182

Semiconductors & Semiconductor Equipment - 4.3%
Broadcom, Inc.(c)	6,580	1,459,247
Intel Corp.	17,080	821,548
KLA-Tencor Corp.	15,120	1,775,390
Lam Research Corp.	8,680	1,654,755
Maxim Integrated Products, Inc.	1,728	105,650
MKS Instruments, Inc.	11,620	1,095,766
NVIDIA Corp.	1,260	308,524
Texas Instruments, Inc.	58,660	6,530,031

		13,750,911

Software - 5.1%
Activision Blizzard, Inc.	30,240	2,220,221
Blackbaud, Inc.(b)	5,600	558,936
CA, Inc.	30,520	1,349,289
Intuit, Inc.	12,600	2,573,424
Microsoft Corp.	91,140	9,668,131
Oracle Corp.	420	20,026

		16,390,027

Specialty Retail - 4.6%
Aaron’s, Inc.	9,940	430,501
Foot Locker, Inc.	44,800	2,186,688
Gap, Inc. (The)	67,900	2,048,543
Home Depot, Inc. (The)	40,040	7,908,701
L Brands, Inc.(b)	35,980	1,139,487
Williams-Sonoma, Inc.(b)	16,660	974,443

		14,688,363

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	1,680	319,687
HP, Inc.	110,040	2,539,723
Seagate Technology plc	46,060	2,423,677
Western Digital Corp.	17,640	1,237,446
Xerox Corp.(b)	10,640	276,321

		6,796,854

Textiles, Apparel & Luxury Goods - 0.9%
Carter’s, Inc.	13,580	1,423,592
VF Corp.	16,520	1,520,996

		2,944,588

Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc.(b)	43,260	465,910
TFS Financial Corp.	14,700	223,734

		689,644

Tobacco - 2.7%
Altria Group, Inc.	119,840	7,032,211
Vector Group Ltd.(b)	85,820	1,583,379

		8,615,590

Trading Companies & Distributors - 1.2%
MSC Industrial Direct Co., Inc., Class A(b)	10,080	853,070

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Trading Companies & Distributors - (continued)
WW Grainger, Inc.	8,260	2,862,586

		3,715,656

TOTAL COMMON STOCKS (Cost $260,051,481)		318,243,217

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(d) - 7.7%
CERTIFICATE OF DEPOSIT - 0.2%
Westpac Banking Corp., New York
(US Federal Funds Effective Rate (continuous series) + 0.45%), 2.36%, 2/15/2019(e) (Cost $500,000)	500,000	500,000

REPURCHASE AGREEMENTS - 7.5%
Citigroup Global Markets, Inc., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $17,170,283, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 2.38%, maturing 11/30/2019 - 1/31/2023; total market value $17,489,726	17,169,372	17,169,372
Citigroup Global Markets, Inc., 2.18%, dated 7/31/2018, due 8/7/2018, repurchase price $2,000,848, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 0.63%, maturing 1/15/2024 - 1/15/2028; total market value $1,965,081	2,000,000	2,000,000
ML Pierce Fenner & Smith, Inc., 2.46%, dated 7/31/2018, due 10/31/2018, repurchase price $1,006,286, collateralized by various Common Stocks; total market value $1,104,240	1,000,000	1,000,000
NBC Global Finance Ltd., 2.08%, dated 7/31/2018, due 8/1/2018, repurchase price $4,000,231, collateralized by various Common Stocks; total market value $4,469,791	4,000,000	4,000,000

TOTAL REPURCHASE AGREEMENTS(Cost $24,169,372)		24,169,372

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $24,669,372)		24,669,372

Total Investments — 106.7% (Cost $284,720,853)		342,912,589
Liabilities in excess of other assets — (6.7%)		(21,675,720)

Net Assets — 100.0%		321,236,869

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

July 31, 2018 (Unaudited)

(a)	Represents less than 0.05% of net assets.
(b)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $31,681,640, collateralized in the form of cash with a value of $24,669,372 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $2,006,794 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from August 16, 2018 – August 15, 2047 and $5,815,347 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from October 19, 2018 – July 22, 2068; a total value of $32,491,513.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(d)	The security was purchased with cash collateral held from securities on loan at July 31, 2018. The total value of securities purchased was $24,669,372.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2018.

Percentages shown are based on Net Assets.

Futures Contracts

FlexShares® Quality Dividend Defensive Index Fund had the following open futures contracts as of July 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	21	09/21/2018	USD	$2,957,955	$53,917

Abbreviations:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.7%
Aerospace & Defense - 1.7%
Boeing Co. (The)	1,785	635,995
Harris Corp.	966	159,342

		795,337

Airlines - 0.6%
Delta Air Lines, Inc.	5,166	281,134

Automobiles - 0.1%
Ford Motor Co.	5,313	53,343

Banks - 8.2%
Bank of America Corp.	10,647	328,779
Citigroup, Inc.	4,389	315,525
JPMorgan Chase & Co.	16,653	1,914,262
Wells Fargo & Co.	22,722	1,301,744

		3,860,310

Beverages - 0.4%
Coca-Cola Co. (The)	2,121	98,902
PepsiCo, Inc.	609	70,035

		168,937

Biotechnology - 5.1%
AbbVie, Inc.	12,558	1,158,224
Amgen, Inc.	6,237	1,225,883

		2,384,107

Capital Markets - 5.6%
Ameriprise Financial, Inc.	2,016	293,671
BGC Partners, Inc., Class A	5,775	62,023
BlackRock, Inc.	882	443,434
Eaton Vance Corp.	4,683	248,808
Evercore, Inc., Class A	2,163	244,419
Federated Investors, Inc., Class B	5,964	144,329
Invesco Ltd.	5,607	151,333
Lazard Ltd., Class A	4,830	262,269
Legg Mason, Inc.	2,940	100,342
Morgan Stanley	7,707	389,666
T. Rowe Price Group, Inc.	2,709	322,588

		2,662,882

Chemicals - 2.6%
Chemours Co. (The)	2,940	134,682
Huntsman Corp.	7,980	267,569
Kronos Worldwide, Inc.(a)	9,786	222,534
LyondellBasell Industries NV, Class A	3,171	351,315
Trinseo SA	3,339	249,423

		1,225,523

Commercial Services & Supplies - 0.3%
Pitney Bowes, Inc.(a)	16,128	140,797

Communications Equipment - 3.0%
Cisco Systems, Inc.	32,928	1,392,525

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Consumer Finance - 0.3%
Navient Corp.	10,731	141,757

Containers & Packaging - 0.7%
Greif, Inc., Class A	975	53,089
Greif, Inc., Class B	2,520	145,782
Packaging Corp. of America	1,323	149,366

		348,237

Diversified Consumer Services - 0.4%
H&R Block, Inc.(a)	8,169	205,532

Diversified Telecommunication Services - 2.6%
AT&T, Inc.	18,354	586,777
Verizon Communications, Inc.	12,096	624,638

		1,211,415

Electric Utilities - 0.7%
Entergy Corp.	2,310	187,757
PPL Corp.	4,221	121,438

		309,195

Electrical Equipment - 1.0%
Eaton Corp. plc	2,562	213,081
Emerson Electric Co.	3,402	245,897

		458,978

Electronic Equipment, Instruments & Components - 1.0%
Avnet, Inc.	2,604	114,185
Belden, Inc.	1,050	67,988
CDW Corp.	3,360	282,542

		464,715

Equity Real Estate Investment Trusts (REITs) - 6.3%
Apple Hospitality REIT, Inc.	8,316	149,605
CoreCivic, Inc.	11,361	291,296
Gaming and Leisure Properties, Inc.	2,226	80,848
GEO Group, Inc. (The)(a)	2,856	73,913
Hospitality Properties Trust	1,932	54,617
Host Hotels & Resorts, Inc.	9,702	203,160
Iron Mountain, Inc.	2,415	84,791
Kimco Realty Corp.	8,001	133,537
Lamar Advertising Co., Class A	3,192	235,027
LaSalle Hotel Properties	3,612	125,228
Medical Properties Trust, Inc.	4,956	71,416
Outfront Media, Inc.	7,959	169,129
Park Hotels & Resorts, Inc.	8,904	278,517
Ryman Hospitality Properties, Inc.	3,570	303,486
Simon Property Group, Inc.	2,541	447,749
VEREIT, Inc.	38,052	290,337

		2,992,656

Food & Staples Retailing - 1.2%
Walgreens Boots Alliance, Inc.	7,623	515,467
Walmart, Inc.	504	44,972

		560,439

Health Care Equipment & Supplies - 0.5%
Abbott Laboratories	3,360	220,214

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Health Care Providers & Services - 1.1%
Cardinal Health, Inc.	3,213	160,489
Patterson Cos., Inc.(a)	6,447	158,081
UnitedHealth Group, Inc.	735	186,117

		504,687

Hotels, Restaurants & Leisure - 0.7%
Las Vegas Sands Corp.	3,738	268,762
Six Flags Entertainment Corp.	882	57,286

		326,048

Household Durables - 0.4%
Tupperware Brands Corp.(a)	2,835	104,073
Whirlpool Corp.	483	63,321

		167,394

Household Products - 0.9%
Kimberly-Clark Corp.	2,226	253,452
Procter & Gamble Co. (The)	2,079	168,150

		421,602

Independent Power and Renewable Electricity Producers - 0.8%
AES Corp.	21,084	281,682
NRG Yield, Inc., Class C(a)	6,048	112,493

		394,175

Industrial Conglomerates - 2.6%
3M Co.	4,242	900,662
General Electric Co.	23,856	325,157

		1,225,819

Insurance - 2.4%
American Equity Investment Life Holding Co.	8,085	288,877
Lincoln National Corp.	2,079	141,580
Principal Financial Group, Inc.	4,662	270,769
Prudential Financial, Inc.	4,116	415,345

		1,116,571

Internet Software & Services - 0.1%
j2 Global, Inc.(a)	756	64,139

IT Services - 6.3%
Accenture plc, Class A	5,628	896,709
Broadridge Financial Solutions, Inc.	1,911	215,905
International Business Machines Corp.	2,457	356,093
Jack Henry & Associates, Inc.	1,953	263,069
Leidos Holdings, Inc.	777	53,162
Mastercard, Inc., Class A	273	54,054
Paychex, Inc.	2,142	147,841
Science Applications International Corp.(a)	3,192	269,309
Total System Services, Inc.	3,171	290,273
Visa, Inc., Class A(a)	1,239	169,421
Western Union Co. (The)(a)	12,516	252,323

		2,968,159

Machinery - 2.3%
Caterpillar, Inc.	4,452	640,198
Cummins, Inc.	1,239	176,942
Illinois Tool Works, Inc.	1,953	279,923

		1,097,063

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Media - 0.8%
Comcast Corp., Class A	1,848	66,122
Interpublic Group of Cos., Inc. (The)	1,806	40,725
Meredith Corp.(a)	1,260	66,969
Omnicom Group, Inc.(a)	882	60,708
Walt Disney Co. (The)	1,155	131,162

		365,686

Metals & Mining - 1.2%
Freeport-McMoRan, Inc.	10,899	179,833
Nucor Corp.	4,158	278,295
United States Steel Corp.(a)	3,465	126,230

		584,358

Mortgage Real Estate Investment Trusts (REITs) - 1.4%
Annaly Capital Management, Inc.	10,395	111,435
Chimera Investment Corp.(a)	13,944	266,330
MFA Financial, Inc.	9,030	72,692
New Residential Investment Corp.	315	5,635
Starwood Property Trust, Inc.(a)	5,019	114,634
Two Harbors Investment Corp.	6,216	96,348

		667,074

Multiline Retail - 2.4%
Kohl’s Corp.	4,683	345,933
Macy’s, Inc.	8,106	322,052
Nordstrom, Inc.	4,515	236,631
Target Corp.	2,562	206,702

		1,111,318

Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	9,387	267,342

Oil, Gas & Consumable Fuels - 8.2%
Chevron Corp.	11,151	1,408,037
EnLink Midstream LLC(a)	6,153	98,140
Exxon Mobil Corp.	11,970	975,675
Murphy Oil Corp.(a)	3,675	122,231
PBF Energy, Inc., Class A	6,741	314,805
Phillips 66	4,095	505,077
Valero Energy Corp.	3,864	457,304

		3,881,269

Paper & Forest Products - 0.2%
Domtar Corp.	2,457	118,477

Pharmaceuticals - 3.6%
Johnson & Johnson	3,255	431,353
Merck & Co., Inc.	8,421	554,691
Pfizer, Inc.	18,438	736,229

		1,722,273

Road & Rail - 0.5%
Norfolk Southern Corp.	1,470	248,430

Semiconductors & Semiconductor Equipment - 4.9%
Applied Materials, Inc.	4,641	225,692
Broadcom, Inc.(b)	126	27,943
Cypress Semiconductor Corp.	3,402	60,589
Intel Corp.	2,079	100,000
KLA-Tencor Corp.	2,751	323,022
Lam Research Corp.	1,281	244,210

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Maxim Integrated Products, Inc.	4,221	258,072
MKS Instruments, Inc.	1,092	102,976
Texas Instruments, Inc.	8,841	984,180

		2,326,684

Software - 4.8%
Activision Blizzard, Inc.	3,507	257,484
CA, Inc.	2,142	94,698
Intuit, Inc.	1,932	394,591
Microsoft Corp.	12,810	1,358,885
Oracle Corp.	525	25,032
SS&C Technologies Holdings, Inc.	1,197	63,525
Symantec Corp.	3,591	72,610

		2,266,825

Specialty Retail - 5.3%
Best Buy Co., Inc.	4,305	323,004
Gap, Inc. (The)	9,009	271,802
Home Depot, Inc. (The)	8,379	1,655,020
L Brands, Inc.	2,898	91,780
Lowe’s Cos., Inc.	966	95,962
Office Depot, Inc.	20,370	51,129

		2,488,697

Technology Hardware, Storage & Peripherals - 2.0%
HP, Inc.	15,876	366,418
NetApp, Inc.	3,549	275,119
Seagate Technology plc	5,733	301,670

		943,207

Tobacco - 2.4%
Altria Group, Inc.	14,910	874,919
Philip Morris International, Inc.	1,449	125,049
Vector Group Ltd.(a)	7,770	143,356

		1,143,324

Trading Companies & Distributors - 0.5%
Fastenal Co.	4,011	228,346

TOTAL COMMON STOCKS (Cost $39,473,205)		46,527,000

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(c) - 2.2%
REPURCHASE AGREEMENTS - 2.2%
Citigroup Global Markets, Inc., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $585,587, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 2.38%, maturing 11/30/2019 - 1/31/2023; total market value $596,481	585,556	585,556

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - (continued)
REPURCHASE AGREEMENTS - (continued)
Citigroup Global Markets, Inc., 2.18%, dated 7/31/2018, due 8/7/2018, repurchase price $250,106, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 0.63%, maturing 1/15/2024 - 1/15/2028; total market value $245,635	250,000	250,000
NBC Global Finance Ltd., 2.08%, dated 7/31/2018, due 8/1/2018, repurchase price $200,012, collateralized by various Common Stocks; total market value $223,490	200,000	200,000

		1,035,556

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $1,035,556)		1,035,556

Total Investments — 100.9% (Cost $40,508,761)		47,562,556
Liabilities in excess of other assets — (0.9%)		(432,580)

Net Assets — 100.0%		47,129,976

(a)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $1,942,580, collateralized in the form of cash with a value of $1,035,556 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $924,970 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from August 23, 2018 – August 15, 2047 and $79,761 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from October 19, 2018 – July 22, 2068; a total value of $2,040,287.

(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)	The security was purchased with cash collateral held from securities on loan at July 31, 2018. The total value of securities purchased was $1,035,556.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

July 31, 2018 (Unaudited)

Futures Contracts

FlexShares® Quality Dividend Dynamic Index Fund had the following open futures contracts as of July 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	4	09/21/2018	USD	$563,420	$11,463

Abbreviations:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.4%
Air Freight & Logistics - 0.5%
bpost SA	101,268	1,596,042
Deutsche Post AG (Registered)	93,120	3,289,353

		4,885,395

Airlines - 0.7%
Aeroflot PJSC	3,316,624	6,535,180

Auto Components - 0.8%
Bridgestone Corp.	194,000	7,615,115

Automobiles - 2.2%
Nissan Motor Co. Ltd.	310,400	2,926,811
Subaru Corp.	249,600	7,255,658
Toyota Motor Corp.	166,000	10,832,857

		21,015,326

Banks - 10.8%
ABN AMRO Group NV, CVA(a)	263,064	7,294,813
Absa Group Ltd.	194,756	2,555,710
Agricultural Bank of China Ltd., Class H	9,700,000	4,697,247
Aozora Bank Ltd.	194,000	7,235,573
Australia & New Zealand Banking Group Ltd.	329,024	7,166,675
Bank of China Ltd., Class H	8,536,000	4,003,043
Bank of Communications Co. Ltd., Class H	3,104,000	2,238,856
Bank Polska Kasa Opieki SA	53,932	1,649,678
Commonwealth Bank of Australia	198,656	11,045,052
HSBC Holdings plc	1,882,576	18,039,471
Intesa Sanpaolo SpA	2,436,640	7,509,509
Mega Financial Holding Co. Ltd.	2,716,000	2,417,554
National Australia Bank Ltd.	389,552	8,204,168
Nordea Bank AB	353,468	3,762,151
Royal Bank of Canada	5,820	453,933
Skandinaviska Enskilda Banken AB, Class A	761,256	8,150,977
Swedbank AB, Class A	354,244	8,393,920

		104,818,330

Capital Markets - 3.1%
Banca Generali SpA	18,624	502,936
CI Financial Corp.(b)	398,476	6,956,497
Coronation Fund Managers Ltd.	348,036	1,581,191
IG Group Holdings plc	324,756	3,921,318
IGM Financial, Inc.	72,944	2,187,760
Macquarie Group Ltd.	101,656	9,281,638
Natixis SA	294,104	2,116,316
Nomura Holdings, Inc.	853,600	4,030,084

		30,577,740

Chemicals - 1.2%
BASF SE	2,716	261,093
Mitsui Chemicals, Inc.	245,500	6,579,417

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Chemicals - (continued)
Petkim Petrokimya Holding A/S	5,703,330	5,158,441

		11,998,951

Commercial Services & Supplies - 0.5%
Edenred	118,728	4,677,359

Diversified Financial Services - 2.1%
AMP Ltd.	2,677,200	6,766,783
Banca Mediolanum SpA(b)	833,036	5,989,493
Rural Electrification Corp. Ltd.	4,408,068	7,516,428

		20,272,704

Diversified Telecommunication Services - 4.6%
Bezeq The Israeli Telecommunication Corp. Ltd.	5,092,112	5,392,301
BT Group plc	298,760	915,083
HKT Trust & HKT Ltd.	1,552,000	2,072,722
Inmarsat plc(b)	305,356	2,281,537
O2 Czech Republic A/S	561,824	6,654,810
Proximus SADP	173,048	4,237,798
Spark New Zealand Ltd.	2,626,760	6,920,713
Telenor ASA	381,792	7,474,356
Telia Co. AB	542,036	2,609,457
Telstra Corp. Ltd.	2,923,192	6,171,606

		44,730,383

Electric Utilities - 2.4%
CEZ A/S(b)	86,912	2,281,536
EDP - Energias de Portugal SA	587,820	2,399,660
Endesa SA	334,844	7,749,492
Federal Grid Co. Unified Energy System PJSC	2,453,683,676	6,700,712
Red Electrica Corp. SA	77,988	1,655,272
SSE plc	161,020	2,640,225

		23,426,897

Electrical Equipment - 0.4%
Mitsubishi Electric Corp.	271,900	3,671,403

Electronic Equipment, Instruments & Components - 2.0%
AU Optronics Corp.	17,848,000	7,695,616
Innolux Corp.	776,000	291,501
Kingboard Laminates Holdings Ltd.	1,358,000	1,623,270
Omron Corp.	138,400	6,231,338
WPG Holdings Ltd.*	1,552,000	2,152,035
Yaskawa Electric Corp.(b)	53,600	1,757,298

		19,751,058

Equity Real Estate Investment Trusts (REITs) - 1.6%
Covivio	20,564	2,145,030
Growthpoint Properties Ltd.(b)	1,025,096	2,046,475
H&R REIT	119,504	1,852,220
RioCan REIT	233,188	4,445,258
SmartCentres REIT	65,184	1,518,957
Stockland	110,968	342,349
Unibail-Rodamco-Westfield	12,540	2,785,560

		15,135,849

Food & Staples Retailing - 1.8%
Casino Guichard Perrachon SA(b)	41,516	1,692,381

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food & Staples Retailing - (continued)
Distribuidora Internacional de Alimentacion SA(b)	1,152,360	2,579,334
President Chain Store Corp.	765,000	8,408,653
Wesfarmers Ltd.	134,636	4,950,372

		17,630,740

Food Products - 1.7%
Marine Harvest ASA	381,404	8,349,196
Nestle SA (Registered)	82,644	6,736,738
Uni-President Enterprises Corp.	388,000	1,024,054

		16,109,988

Gas Utilities - 1.2%
AltaGas Ltd.(b)	97,388	1,979,923
Cia de Gas de Sao Paulo - COMGAS (Preference), Class A	467,049	7,417,285
Gas Natural SDG SA	95,836	2,599,241

		11,996,449

Hotels, Restaurants & Leisure - 1.0%
Crown Resorts Ltd.	752,720	7,554,222
OPAP SA	154,812	1,728,960

		9,283,182

Household Durables - 1.7%
Hisense Kelon Electrical Holdings Co. Ltd., Class H	6,984,000	6,363,533
Panasonic Corp.	232,800	2,990,588
Persimmon plc	212,624	6,922,534

		16,276,655

Independent Power and Renewable Electricity Producers - 0.8%
Engie Brasil Energia SA	737,200	7,337,364

Industrial Conglomerates - 0.7%
Sime Darby Bhd.	10,398,400	6,446,241

Insurance - 6.9%
Admiral Group plc	89,628	2,329,052
Aegon NV	469,334	3,098,272
Allianz SE (Registered)	54,708	12,107,059
Assicurazioni Generali SpA	149,380	2,656,687
BB Seguridade Participacoes SA	737,200	4,805,885
Gjensidige Forsikring ASA	307,684	4,943,458
ING Life Insurance Korea Ltd.(a)	388	14,637
Legal & General Group plc	2,162,324	7,451,298
Poste Italiane SpA(a)	291,388	2,715,916
Power Corp. of Canada	87,300	1,984,030
Power Financial Corp.	86,136	2,017,779
Sampo OYJ, Class A	151,320	7,694,678
Sompo Holdings, Inc.	77,600	3,143,098
Tokio Marine Holdings, Inc.	25,900	1,226,513
Zurich Insurance Group AG*	33,368	10,269,929

		66,458,291

Internet Software & Services - 0.7%
Tencent Holdings Ltd.	155,200	7,025,103

Machinery - 2.6%
FANUC Corp.	42,900	8,400,643
Komatsu Ltd.	249,100	7,292,306
Kone OYJ, Class B(b)	55,872	3,058,804

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Machinery - (continued)
Sinotruk Hong Kong Ltd.(b)	4,656,000	6,597,901

		25,349,654

Marine - 0.7%
Kuehne + Nagel International AG (Registered)	40,740	6,516,342

Media - 2.7%
Eutelsat Communications SA	398,476	8,541,459
ITV plc	3,447,768	7,455,522
Mediaset Espana Comunicacion SA(b)	356,184	2,807,249
Multiplus SA	737,200	5,435,811
ProSiebenSat.1 Media SE	65,960	1,785,864

		26,025,905

Metals & Mining - 6.3%
Assore Ltd.	60,140	1,262,601
BHP Billiton plc	156,364	3,598,868
Eregli Demir ve Celik Fabrikalari TAS	2,948,412	6,630,774
Evraz plc	1,114,724	8,144,672
Fortescue Metals Group Ltd.	1,920,212	6,238,112
Kumba Iron Ore Ltd.	323,980	7,190,322
Novolipetsk Steel PJSC	2,934,056	7,636,375
Rio Tinto plc	141,232	7,774,481
Severstal PJSC	480,732	7,860,745
Vedanta Ltd.	1,567,520	5,078,320

		61,415,270

Multiline Retail - 0.2%
Marks & Spencer Group plc(b)	420,592	1,699,272

Multi-Utilities - 0.6%
Centrica plc	1,334,332	2,603,586
Engie SA	206,804	3,342,830

		5,946,416

Oil, Gas & Consumable Fuels - 9.1%
BP plc	2,312,480	17,390,457
China Petroleum & Chemical Corp., Class H	3,104,000	2,994,371
Enagas SA	84,196	2,356,444
Eni SpA	301,476	5,807,544
Exxaro Resources Ltd.	193,612	1,914,133
Formosa Petrochemical Corp.	1,012,000	3,983,341
Inter Pipeline Ltd.	401,580	7,649,143
PTT Exploration & Production PCL, NVDR	465,600	1,938,251
Repsol SA	152,311	3,025,140
Royal Dutch Shell plc, Class A	76,824	2,635,237
Royal Dutch Shell plc, Class B	30,264	1,060,553
Snam SpA	579,672	2,492,551
TOTAL SA	263,452	17,218,957
TransCanada Corp.	183,524	8,247,304
Tupras Turkiye Petrol Rafinerileri A/S	331,352	7,262,879
Vermilion Energy, Inc.(b)	69,064	2,375,335

		88,351,640

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Paper & Forest Products - 0.4%
UPM-Kymmene OYJ	102,432	3,638,663

Personal Products - 2.0%
Pola Orbis Holdings, Inc.	38,800	1,500,840
Unilever NV, CVA(b)	308,072	17,749,032

		19,249,872

Pharmaceuticals - 6.2%
AstraZeneca plc	147,828	11,373,019
GlaxoSmithKline plc	1,103,472	22,893,333
Novartis AG (Registered)	80,316	6,753,034
Orion OYJ, Class B	109,804	3,784,908
Roche Holding AG	41,128	10,097,132
Sanofi	64,796	5,638,329

		60,539,755

Real Estate Management & Development - 3.2%
Daito Trust Construction Co. Ltd.	6,400	1,067,143
Land & Houses PCL, NVDR	21,960,800	7,920,938
Logan Property Holdings Co. Ltd.	4,656,000	5,826,564
Red Star Macalline Group Corp. Ltd., Class H(a)	147,455	173,440
Sino-Ocean Group Holding Ltd.	2,328,000	1,314,240
SOHO China Ltd.(b)	14,744,000	6,933,136
Wharf Holdings Ltd. (The)	2,228,000	7,367,847

		30,603,308

Road & Rail - 0.0%(c)
Aurizon Holdings Ltd.	154,424	522,335

Semiconductors & Semiconductor Equipment - 2.5%
Novatek Microelectronics Corp.	1,690,000	8,170,118
Taiwan Semiconductor Manufacturing Co. Ltd.	565,222	4,541,864
Tokyo Electron Ltd.	45,200	7,734,554
Vanguard International Semiconductor Corp.	1,552,000	3,954,269

		24,400,805

Software - 1.0%
Oracle Corp. Japan	10,800	904,985
SAP SE	1,940	226,649
Trend Micro, Inc.	141,000	8,300,786

		9,432,420

Specialty Retail - 1.1%
CECONOMY AG	528,456	4,343,079
Hennes & Mauritz AB, Class B(b)	436,112	6,789,937

		11,133,016

Technology Hardware, Storage & Peripherals - 3.1%
Asustek Computer, Inc.	241,000	2,074,329
Brother Industries Ltd.	155,200	3,151,417
Canon, Inc.	38,800	1,253,704
Chicony Electronics Co. Ltd.	779,920	1,765,482
Compal Electronics, Inc.	3,104,000	1,926,439
Inventec Corp.	2,716,000	2,169,145
Konica Minolta, Inc.	77,600	693,922
Lenovo Group Ltd.	4,656,000	2,581,013
Lite-On Technology Corp.*	1,552,000	2,037,969
Pegatron Corp.	920,000	2,046,515
Quanta Computer, Inc.	1,164,000	2,011,354

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Technology Hardware, Storage & Peripherals - (continued)
Samsung Electronics Co. Ltd.	116,400	4,812,497
Samsung Electronics Co. Ltd. (Preference)	53,544	1,830,830
Wistron Corp.	2,328,000	1,798,432

		30,153,048

Textiles, Apparel & Luxury Goods - 0.9%
HUGO BOSS AG	83,420	7,523,437
Li & Fung Ltd.	4,656,000	1,578,275

		9,101,712

Tobacco - 2.0%
British American Tobacco plc	20,564	1,133,213
Imperial Brands plc	244,440	9,369,222
Japan Tobacco, Inc.	310,400	8,806,775

		19,309,210

Trading Companies & Distributors - 2.4%
ITOCHU Corp.	465,600	8,235,555
Marubeni Corp.	1,008,800	7,667,385
Mitsubishi Corp.	174,900	4,870,138
Sumitomo Corp.(b)	155,200	2,544,149

		23,317,227

Transportation Infrastructure - 1.0%
Aena SME SA(a)	20,952	3,809,614
Atlantia SpA	87,688	2,602,945
Hutchison Port Holdings Trust(b)	5,820,000	1,484,100
Sydney Airport	405,072	2,128,993

		10,025,652

Wireless Telecommunication Services - 1.0%
Freenet AG	151,708	4,348,896
Intouch Holdings PCL, NVDR	1,552,000	2,623,985
StarHub Ltd.(b)	892,400	1,127,546
Turkcell Iletisim Hizmetleri A/S	480,344	1,266,175

		9,366,602

TOTAL COMMON STOCKS (Cost $937,763,157)		953,773,827

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(d) - 1.9%
REPURCHASE AGREEMENTS - 1.9%
Citigroup Global Markets, Inc., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $13,710,054, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 2.38%, maturing 11/30/2019 - 1/31/2023; total market value $13,965,123	13,709,327	13,709,327

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - (continued)
REPURCHASE AGREEMENTS - (continued)
NBC Global Finance Ltd., 2.08%, dated 7/31/2018, due 8/1/2018, repurchase price $5,000,289, collateralized by various Common Stocks; total market value $5,587,239	5,000,000	5,000,000

		18,709,327

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $18,709,327)		18,709,327

Total Investments — 100.3% (Cost $956,472,484)		972,483,154
Liabilities in excess of other assets — (0.3%)		(2,985,954)

Net Assets — 100.0%		969,497,200

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $55,327,614, collateralized in the form of cash with a value of $18,709,327 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $12,766,732 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from August 16, 2018 – May 15, 2047 and $28,557,203 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from August 22, 2018 – July 22, 2068; a total value of $60,033,262.

(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at July 31, 2018. The total value of securities purchased was $18,709,327.

Percentages shown are based on Net Assets.

Abbreviations

CVA	Dutch Certification
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2018 (Unaudited)

Futures Contracts

FlexShares® International Quality Dividend Index Fund had the following open futures contracts as of July 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	102	09/21/2018	EUR	$4,206,915	$105,390
FTSE 100 Index	29	09/21/2018	GBP	2,930,279	32,360
Hang Seng Index	2	08/30/2018	HKD	362,297	2,505
MSCI Emerging Markets E-Mini Index	59	09/21/2018	USD	3,234,085	(27,830)
S&P/TSX 60 Index	6	09/20/2018	CAD	902,396	19,572
SPI 200 Index	13	09/20/2018	AUD	1,502,300	30,312
TOPIX Index	17	09/13/2018	JPY	2,654,636	3,556

					$165,865

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Index Fund had the following outstanding contracts as of July 31, 2018:

Contracts to Receive		Counterparty	In Exchange For			Maturity Date	Unrealized Appreciation/ (Depreciation)
EUR	1,527,879	Citibank NA	USD		1,794,000	09/19/2018	$251
RUB*	35,542,024	Goldman Sachs & Co.	USD		563,306	09/19/2018	3,269
USD	610,000	Toronto-Dominion Bank (The)	AUD		817,436	09/19/2018	2,212
USD	81,458	Goldman Sachs & Co.	BRL	*	304,480	09/19/2018	839
USD	1,680,000	Toronto-Dominion Bank (The)	GBP		1,259,268	09/19/2018	24,732
USD	20,603	Citibank NA	HKD		161,405	09/19/2018	12
USD	107,406	Morgan Stanley	INR	*	7,340,681	09/19/2018	1,008
USD	1,550,000	Toronto-Dominion Bank (The)	JPY		170,189,225	09/19/2018	24,575
USD	721,022	BNP Paribas SA	KRW	*	772,308,085	09/19/2018	29,869
USD	500,000	Goldman Sachs & Co.	RUB	*	31,276,004	09/19/2018	1,429
USD	1,500,000	Morgan Stanley	TWD	*	45,748,500	09/19/2018	1,375

Total unrealized appreciation							$89,571

AUD	367,600	Citibank NA	USD		279,656	09/19/2018	$(6,335)
CAD	715,360	BNP Paribas SA	USD		552,776	09/19/2018	(2,875)
CHF	71,085	BNP Paribas SA	USD		72,745	09/19/2018	(642)
EUR	2,460,781	Societe Generale	USD		2,921,718	09/19/2018	(31,922)
GBP	2,166,981	Citibank NA	USD		2,879,143	09/19/2018	(30,715)
JPY	301,768,908	Citibank NA	USD		2,742,050	09/19/2018	(37,262)
NOK	1,340,609	Citibank NA	USD		167,750	09/19/2018	(2,881)
SEK	2,025,553	Citibank NA	USD		236,857	09/19/2018	(5,463)
SGD	17,194	Goldman Sachs & Co.	USD		12,909	09/19/2018	(267)
TWD*	18,536,816	BNP Paribas SA	USD		626,604	09/19/2018	(19,376)
USD	450,000	Toronto-Dominion Bank (The)	CAD		592,756	09/19/2018	(5,654)
USD	220,000	Toronto-Dominion Bank (The)	CHF		217,210	09/19/2018	(320)
USD	440,000	Citibank NA	CZK		9,707,092	09/19/2018	(4,809)
USD	2,740,000	Toronto-Dominion Bank (The)	EUR		2,342,587	09/19/2018	(10,996)
USD	250,000	JPMorgan Chase Bank	RUB	*	16,083,098	09/19/2018	(6,381)

Total unrealized depreciation							$(165,898)

Net unrealized depreciation							$(76,327)

*	Non-deliverable forward.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2018 (Unaudited)

Abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CZK — Czech Koruna

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

NOK — Norwegian Krone

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TWD — Taiwan Dollar

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2018 (Unaudited)

FlexShares® International Quality Dividend Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2018:

Australia	7.3%
Belgium	0.6
Brazil	2.6
Canada	4.3
China	5.4
Czech Republic	0.9
Finland	1.9
France	4.7
Germany	3.5
Greece	0.2
Hong Kong	1.1
India	1.3
Israel	0.5
Italy	3.1
Japan	14.2
Malaysia	0.7
Netherlands	3.2
New Zealand	0.7
Norway	2.1
Poland	0.2
Portugal	0.2
Russia	3.0
Singapore	0.3
South Africa	1.7
South Korea	0.7
Spain	2.7
Sweden	3.1
Switzerland	4.2
Taiwan	6.0
Thailand	1.3
Turkey	2.1
United Kingdom	14.6
Other[1]	1.6

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.4%
Air Freight & Logistics - 0.8%
bpost SA	10,619	167,361
Deutsche Post AG (Registered)	7,421	262,138
Royal Mail plc	56,293	346,247

		775,746

Airlines - 1.5%
Aeroflot PJSC	341,612	673,123
Japan Airlines Co. Ltd.	20,500	755,061

		1,428,184

Auto Components - 0.4%
Bridgestone Corp.	5,200	204,117
Nokian Renkaat OYJ	3,649	158,356

		362,473

Automobiles - 3.1%
Ford Otomotiv Sanayi A/S	49,733	597,728
Nissan Motor Co. Ltd.	28,700	270,617
Subaru Corp.	22,200	645,335
Toyota Motor Corp.	23,900	1,559,670

		3,073,350

Banks - 14.3%
ABN AMRO Group NV, CVA(a)	27,224	754,926
Absa Group Ltd.	18,334	240,590
Agricultural Bank of China Ltd., Class H	1,494,000	723,473
Aozora Bank Ltd.	19,000	708,639
Australia & New Zealand Banking Group Ltd.	32,964	718,009
Bank Polska Kasa Opieki SA	5,699	174,322
Commonwealth Bank of Australia	19,598	1,089,627
CTBC Financial Holding Co. Ltd.	233,000	157,926
DNB ASA	14,514	293,137
HSBC Holdings plc	189,092	1,811,943
Industrial & Commercial Bank of China Ltd., Class H	246,000	182,137
Intesa Sanpaolo SpA	257,972	795,047
Intesa Sanpaolo SpA (Retirement Savings Plan)	239,440	764,548
Mega Financial Holding Co. Ltd.	276,000	245,672
Mizuho Financial Group, Inc.	266,500	463,292
National Australia Bank Ltd.	52,685	1,109,573
Nordea Bank AB	33,825	360,018
Royal Bank of Canada	9,225	719,507
Sberbank of Russia PJSC	52,029	179,157
Skandinaviska Enskilda Banken AB, Class A	102,090	1,093,106
Skandinaviska Enskilda Banken AB, Class C(b)	47,847	528,212
Swedbank AB, Class A	35,137	832,582
Toronto-Dominion Bank (The)	820	48,602

		13,994,045

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Capital Markets - 1.9%
China Huarong Asset Management Co. Ltd., Class H(a)	1,640,000	417,986
CI Financial Corp.(b)	13,120	229,046
IG Group Holdings plc	64,903	783,681
IGM Financial, Inc.	6,560	196,750
Natixis SA	28,905	207,995

		1,835,458

Chemicals - 1.1%
BASF SE	533	51,238
Formosa Chemicals & Fibre Corp.	192,000	755,733
Petkim Petrokimya Holding A/S	272,809	246,745

		1,053,716

Communications Equipment - 0.2%
VTech Holdings Ltd.(b)	16,400	183,496

Diversified Financial Services - 1.4%
AMP Ltd.	214,307	541,674
Rural Electrification Corp. Ltd.	455,920	777,413

		1,319,087

Diversified Telecommunication Services - 4.8%
BCE, Inc.	5,002	212,374
Bezeq The Israeli Telecommunication Corp. Ltd.	629,555	666,668
BT Group plc	35,260	107,999
HKT Trust & HKT Ltd.	164,000	219,025
Inmarsat plc	33,702	251,812
Maroc Telecom	13,981	210,710
O2 Czech Republic A/S	28,618	338,981
Proximus SADP	6,888	168,681
Spark New Zealand Ltd.	311,477	820,647
Telenor ASA	35,424	693,497
Telia Co. AB	50,840	244,753
Telstra Corp. Ltd.	365,515	771,696

		4,706,843

Electric Utilities - 3.0%
CEZ A/S	8,201	215,285
EDP - Energias de Portugal SA	59,983	244,869
Emera, Inc.	6,396	207,059
Endesa SA	32,964	762,905
Enel SpA	90,979	507,766
Federal Grid Co. Unified Energy System PJSC	249,893,770	682,430
SSE plc	17,138	281,010

		2,901,324

Electrical Equipment - 0.7%
Signify NV(a)	2,419	67,136
Vestas Wind Systems A/S	10,291	664,436

		731,572

Electronic Equipment, Instruments & Components - 1.5%
AU Optronics Corp.	1,763,000	760,162
Hon Hai Precision Industry Co. Ltd.	41,000	112,230
Kingboard Laminates Holdings Ltd.	143,500	171,531

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electronic Equipment, Instruments & Components - (continued)
WPG Holdings Ltd.*	153,000	212,153
Yaskawa Electric Corp.(b)	5,700	186,877

		1,442,953

Equity Real Estate Investment Trusts (REITs) - 2.0%
Gecina SA	919	156,883
Growthpoint Properties Ltd.	100,532	200,699
H&R REIT(b)	12,546	194,453
Hammerson plc	19,352	132,459
Japan Retail Fund Investment Corp.	41	74,682
Nomura Real Estate Master Fund, Inc.	164	232,067
RioCan REIT	34,850	664,345
SmartCentres REIT	6,806	158,598
Stockland	56,539	174,429

		1,988,615

Food & Staples Retailing - 1.8%
Casino Guichard Perrachon SA(b)	4,346	177,163
Lawson, Inc.(b)	6,300	377,640
METRO AG	55,760	688,955
Wesfarmers Ltd.	13,120	482,403

		1,726,161

Food Products - 3.5%
Marine Harvest ASA	37,515	821,229
Nestle SA (Registered)	18,901	1,540,718
Orkla ASA	22,714	192,366
Uni-President Enterprises Corp.	328,000	865,696

		3,420,009

Gas Utilities - 1.0%
AltaGas Ltd.(b)	10,578	215,053
Cia de Gas de Sao Paulo - COMGAS (Preference), Class A	47,868	760,200

		975,253

Hotels, Restaurants & Leisure - 0.7%
Crown Resorts Ltd.	47,724	478,953
OPAP SA	16,400	183,158

		662,111

Household Durables - 0.7%
Persimmon plc	21,074	686,120

Independent Power and Renewable Electricity Producers - 0.4%
Engie Brasil Energia SA	41,000	408,074

Industrial Conglomerates - 0.9%
HAP Seng Consolidated Bhd.	86,100	207,572
Sime Darby Bhd.	1,053,700	653,216

		860,788

Insurance - 4.6%
Admiral Group plc	8,159	212,018
AIA Group Ltd.	2,400	20,950
Allianz SE (Registered)	123	27,220
Assicurazioni Generali SpA	15,703	279,274
Direct Line Insurance Group plc	48,995	221,022
Gjensidige Forsikring ASA	42,066	675,861
ING Life Insurance Korea Ltd.(a)	3,567	134,562
Legal & General Group plc	218,243	752,058
NN Group NV(b)	3,078	136,205

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Insurance - (continued)
Poste Italiane SpA(a)	26,691	248,777
Sampo OYJ, Class A	15,334	779,739
Zurich Insurance Group AG*	3,362	1,034,749

		4,522,435

Internet Software & Services - 0.8%
Tencent Holdings Ltd.	16,400	742,343

IT Services - 0.9%
Larsen & Toubro Infotech Ltd.(a)	25,256	689,671
Otsuka Corp.	5,000	194,747

		884,418

Machinery - 2.4%
FANUC Corp.	4,300	842,023
Komatsu Ltd.	24,600	720,155
Kone OYJ, Class B(b)	10,291	563,398
SKF AB, Class A	9,717	200,167

		2,325,743

Media - 3.5%
Eutelsat Communications SA	40,713	872,696
ITV plc	341,817	739,152
Lagardere SCA	6,847	200,203
Multiplus SA	73,800	544,171
ProSiebenSat.1 Media SE	7,257	196,483
Shaw Communications, Inc., Class B	24,677	515,715
Smiles Fidelidade SA*	24,600	335,278

		3,403,698

Metals & Mining - 6.6%
Alrosa PJSC	508,810	793,254
Eregli Demir ve Celik Fabrikalari TAS	300,325	675,410
Evraz plc	110,946	810,621
Fortescue Metals Group Ltd.	194,955	633,342
Kumba Iron Ore Ltd.	31,980	709,755
Novolipetsk Steel PJSC	290,444	755,929
Rio Tinto plc	14,022	771,877
Severstal PJSC	16,612	271,633
Severstal PJSC, GDR(a)	30,907	504,402
Vedanta Ltd.	161,868	524,407

		6,450,630

Multiline Retail - 0.2%
Marks & Spencer Group plc(b)	56,498	228,263

Multi-Utilities - 0.8%
Centrica plc	126,526	246,881
Engie SA	21,115	341,308
Innogy SE*	5,248	226,244

		814,433

Oil, Gas & Consumable Fuels - 9.2%
BP plc	232,060	1,745,152
China Petroleum & Chemical Corp., Class H	114,000	109,974
Enagas SA	7,626	213,433
Eni SpA	29,561	569,454
Equinor ASA	15,047	400,032
Hindustan Petroleum Corp. Ltd.	110,741	459,845

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Inter Pipeline Ltd.	41,082	782,514
Neste OYJ	9,758	806,293
Pilipinas Shell Petroleum Corp.	754,400	799,788
Royal Dutch Shell plc, Class A	7,913	271,434
Royal Dutch Shell plc, Class B	2,747	96,264
Snam SpA	56,908	244,701
TOTAL SA	26,117	1,706,981
Tupras Turkiye Petrol Rafinerileri A/S	32,841	719,839
Vermilion Energy, Inc.(b)	1,968	67,686

		8,993,390

Personal Products - 0.1%
Unilever NV, CVA(b)	1,066	61,416

Pharmaceuticals - 6.8%
Astellas Pharma, Inc.	57,400	931,968
AstraZeneca plc	3,116	239,727
GlaxoSmithKline plc	110,536	2,293,250
Novartis AG (Registered)	8,528	717,041
Ono Pharmaceutical Co. Ltd.	6,900	162,391
Orion OYJ, Class A	6,355	221,211
Orion OYJ, Class B	27,552	949,708
Roche Holding AG	4,059	996,505
Sanofi	1,968	171,249

		6,683,050

Professional Services - 0.8%
Recruit Holdings Co. Ltd.	27,800	758,701

Real Estate Management & Development - 2.8%
Daito Trust Construction Co. Ltd.	4,500	750,335
Land & Houses PCL, NVDR	2,160,700	779,333
Logan Property Holdings Co. Ltd.(b)	246,000	307,847
SOHO China Ltd.(b)	1,496,500	703,706
Wharf Holdings Ltd. (The)	65,000	214,950

		2,756,171

Semiconductors & Semiconductor Equipment - 2.0%
Novatek Microelectronics Corp.	164,000	792,840
Taiwan Semiconductor Manufacturing Co. Ltd.	52,000	417,848
Tokyo Electron Ltd.	4,600	787,145

		1,997,833

Software - 0.5%
SAP SE	164	19,160
Trend Micro, Inc.	7,400	435,644

		454,804

Specialty Retail - 1.3%
CECONOMY AG	55,801	458,596
Hennes & Mauritz AB, Class B(b)	49,159	765,369

		1,223,965

Technology Hardware, Storage & Peripherals - 2.0%
Asustek Computer, Inc.	24,000	206,572
Compal Electronics, Inc.	328,000	203,567
Inventec Corp.	275,000	219,630
Lite-On Technology Corp.*	164,000	215,352
Pegatron Corp.	82,000	182,407

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Technology Hardware, Storage & Peripherals - (continued)
Quanta Computer, Inc.	118,000	203,900
Samsung Electronics Co. Ltd.	13,202	545,830
Wistron Corp.	246,000	190,041

		1,967,299

Textiles, Apparel & Luxury Goods - 1.2%
HUGO BOSS AG	3,854	347,582
Li & Fung Ltd.	410,000	138,980
Pandora A/S(b)	6,847	487,132
Yue Yuen Industrial Holdings Ltd.	74,000	198,977

		1,172,671

Tobacco - 2.8%
British American Tobacco Malaysia Bhd.	41,000	345,751
British American Tobacco plc	10,127	558,065
Imperial Brands plc	23,862	914,615
Japan Tobacco, Inc.	31,100	882,380

		2,700,811

Trading Companies & Distributors - 1.1%
ITOCHU Corp.	45,100	797,731
Sumitomo Corp.	16,400	268,840

		1,066,571

Transportation Infrastructure - 1.2%
Atlantia SpA	8,528	253,147
Hutchison Port Holdings Trust(b)	610,900	155,779
Sydney Airport	139,769	734,603

		1,143,529

Wireless Telecommunication Services - 1.1%
NTT DOCOMO, Inc.	15,600	400,382
StarHub Ltd.(b)	463,300	585,379
Turkcell Iletisim Hizmetleri A/S	51,947	136,931

		1,122,692

TOTAL COMMON STOCKS (Cost $94,429,977)		96,010,244

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(c) - 0.1%
REPURCHASE AGREEMENTS - 0.1%
Citigroup Global Markets, Inc., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $54,397, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 2.38%, maturing 11/30/2019 - 1/31/2023; total market value $55,409	54,394	54,394

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - (continued)
REPURCHASE AGREEMENTS - (continued)
NBC Global Finance Ltd., 2.08%, dated 7/31/2018, due 8/1/2018, repurchase price $20,001, collateralized by various Common Stocks; total market value $22,349	20,000	20,000

		74,394

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $74,394)		74,394

Total Investments — 98.5% (Cost $94,504,371)		96,084,638
Other Assets Less Liabilities — 1.5%		1,502,861

Net Assets — 100.0%		97,587,499

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $3,958,979, collateralized in the form of cash with a value of $74,394 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $582,215 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from August 23, 2018 – August 15, 2046 and $3,841,060 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from August 22, 2018 – July 22, 2068; a total value of $4,497,669.

(c)	The security was purchased with cash collateral held from securities on loan at July 31, 2018. The total value of securities purchased was $74,394.

Percentages shown are based on Net Assets.

Abbreviations

CVA	Dutch Certification
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2018 (Unaudited)

Futures Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following open futures contracts as of July 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI EAFE E-Mini Index	11	09/21/2018	USD	$1,102,365	$5,691
MSCI Emerging Markets E-Mini Index	8	09/21/2018	USD	438,520	(3,810)

					$1,881

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following outstanding contracts as of July 31, 2018:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	80,157	Citibank NA	AUD	105,364	09/19/2018	$1,816
USD	26,753	Goldman Sachs & Co.	BRL*	100,000	09/19/2018	276

Total unrealized appreciation						$2,092

NOK	59,477	Citibank NA	USD	7,442	09/19/2018	$(128)

Total unrealized depreciation						$(128)

Net unrealized appreciation						$1,964

*	Non-deliverable forward.

Abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

NOK — Norwegian Krone

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2018 (Unaudited)

FlexShares® International Quality Dividend Defensive Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2018:

Australia	6.9%
Belgium	0.3
Brazil	2.1
Canada	4.3
China	3.4
Czech Republic	0.6
Denmark	1.2
Finland	3.6
France	3.9
Germany	2.3
Greece	0.2
Hong Kong	1.0
India	2.5
Israel	0.7
Italy	3.8
Japan	13.7
Malaysia	1.2
Morocco	0.2
Netherlands	1.0
New Zealand	0.8
Norway	3.2
Philippines	0.8
Poland	0.2
Portugal	0.3
Russia	4.0
Singapore	0.8
South Africa	1.2
South Korea	0.7
Spain	1.0
Sweden	4.1
Switzerland	4.4
Taiwan	5.9
Thailand	0.8
Turkey	2.4
United Kingdom	14.9
Other[1]	1.6

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 97.7%
Air Freight & Logistics - 0.1%
bpost SA	7,595	119,702

Airlines - 0.9%
Aeroflot PJSC	372,217	733,428

Auto Components - 0.3%
Nokian Renkaat OYJ	5,580	242,156

Automobiles - 2.1%
Honda Motor Co. Ltd.	7,500	224,785
Nissan Motor Co. Ltd.	24,800	233,843
Subaru Corp.	24,800	720,915
Toyota Motor Corp.	6,200	404,601
Yamaha Motor Co. Ltd.	6,200	162,893

		1,747,037

Banks - 12.0%
Absa Group Ltd.	18,352	240,826
Agricultural Bank of China Ltd., Class H	1,643,000	795,626
Aozora Bank Ltd.	5,100	190,214
Australia & New Zealand Banking Group Ltd.	26,350	573,946
Bank of China Ltd., Class H	775,000	363,444
Bank of Communications Co. Ltd., Class H	248,000	178,878
Bank Polska Kasa Opieki SA	4,092	125,167
China Construction Bank Corp., Class H	434,000	393,231
Commonwealth Bank of Australia	16,089	894,530
HSBC Holdings plc	165,168	1,582,695
Industrial & Commercial Bank of China Ltd., Class H	248,000	183,618
ING Groep NV	23,529	360,699
Intesa Sanpaolo SpA	277,047	853,834
Intesa Sanpaolo SpA (Retirement Savings Plan)	185,101	591,040
National Australia Bank Ltd.	52,607	1,107,931
Nordea Bank AB	25,606	272,539
Royal Bank of Canada	1,240	96,714
Sumitomo Mitsui Financial Group, Inc.	6,200	246,194
Swedbank AB, Class A	36,704	869,713
Toronto-Dominion Bank (The)	682	40,422

		9,961,261

Building Products - 0.4%
Cie de Saint-Gobain	5,332	237,539
TOTO Ltd.	1,600	74,468

		312,007

Capital Markets - 3.3%
CI Financial Corp.(a)	4,154	72,520
Coronation Fund Managers Ltd.	32,302	146,754

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Capital Markets - (continued)
IGM Financial, Inc.	6,944	208,267
Macquarie Group Ltd.	11,408	1,041,600
Natixis SA	27,714	199,425
Nomura Holdings, Inc.	167,400	790,342
Schroders plc (Non-Voting)	3,317	103,338
St James’s Place plc	8,587	135,787

		2,698,033

Chemicals - 1.1%
BASF SE	9,300	894,021
Petkim Petrokimya Holding A/S	33,213	30,040

		924,061

Construction & Engineering - 1.1%
ACS Actividades de Construccion y Servicios SA	21,556	946,314

Diversified Financial Services - 1.1%
Banca Mediolanum SpA(a)	11,346	81,577
Rural Electrification Corp. Ltd.	463,667	790,623

		872,200

Diversified Telecommunication Services - 4.7%
Bezeq The Israeli Telecommunication Corp. Ltd.	562,154	595,294
Elisa OYJ	4,681	203,580
Inmarsat plc(a)	14,508	108,400
O2 Czech Republic A/S(a)	65,348	774,047
Telefonica SA	49,600	446,343
Telenor ASA	42,501	832,044
Telia Co. AB	50,592	243,559
Telstra Corp. Ltd.	317,781	670,917

		3,874,184

Electric Utilities - 2.4%
CEZ A/S(a)	8,308	218,094
EDP - Energias de Portugal SA	55,490	226,527
Endesa SA	37,014	856,637
Enel SpA	63,922	356,758
Federal Grid Co. Unified Energy System PJSC	131,262,277	358,461

		2,016,477

Electrical Equipment - 0.9%
Mitsubishi Electric Corp.	55,800	753,455

Electronic Equipment, Instruments & Components - 2.6%
AU Optronics Corp.	2,077,000	895,551
Hitachi Ltd.	38,000	264,309
Kingboard Laminates Holdings Ltd.	93,000	111,167
Omron Corp.	13,100	589,816
WPG Holdings Ltd.*	124,000	171,941
Yaskawa Electric Corp.(a)	4,000	131,142

		2,163,926

Equity Real Estate Investment Trusts (REITs) - 0.7%
Growthpoint Properties Ltd.	95,852	191,356
H&R REIT(a)	13,361	207,085
Unibail-Rodamco-Westfield	961	213,471

		611,912

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food & Staples Retailing - 1.7%
Casino Guichard Perrachon SA	3,038	123,843
Distribuidora Internacional de Alimentacion SA(a)	240,002	537,198
Seven & i Holdings Co. Ltd.	7,300	297,047
Wesfarmers Ltd.	11,718	430,854

		1,388,942

Food Products - 1.6%
Marine Harvest ASA	43,307	948,020
Nestle SA (Registered)	5,084	414,423

		1,362,443

Gas Utilities - 1.4%
AltaGas Ltd.	7,378	149,997
Cia de Gas de Sao Paulo - COMGAS (Preference), Class A	47,410	752,926
Gas Natural SDG SA	9,083	246,347

		1,149,270

Health Care Equipment & Supplies - 0.5%
Hoya Corp.	7,000	418,974

Hotels, Restaurants & Leisure - 1.4%
Crown Resorts Ltd.	37,603	377,380
OPAP SA	12,648	141,255
Sands China Ltd.	124,000	638,397

		1,157,032

Household Durables - 1.8%
Hisense Kelon Electrical Holdings Co. Ltd., Class H	806,000	734,394
Persimmon plc	23,963	780,179

		1,514,573

Independent Power and Renewable Electricity Producers - 0.9%
Engie Brasil Energia SA	74,400	740,504

Industrial Conglomerates - 0.9%
Sime Darby Bhd.	1,224,500	759,100

Insurance - 7.7%
Aegon NV	138,240	912,581
Allianz SE (Registered)	4,495	994,758
Assicurazioni Generali SpA	13,733	244,238
AXA SA	17,763	448,926
BB Seguridade Participacoes SA	74,400	485,021
ING Life Insurance Korea Ltd.(b)	1,860	70,167
Legal & General Group plc	252,526	870,196
Manulife Financial Corp.	17,608	326,735
Mapfre SA	28,179	88,659
Poste Italiane SpA(b)	23,343	217,571
Power Corp. of Canada	9,083	206,425
Power Financial Corp.	7,564	177,190
Tokio Marine Holdings, Inc.	6,200	293,606
Zurich Insurance Group AG*	3,348	1,030,440

		6,366,513

Internet Software & Services - 0.5%
Tencent Holdings Ltd.	9,300	420,963

Machinery - 3.1%
JTEKT Corp.	43,400	624,985

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Machinery - (continued)
Komatsu Ltd.	27,900	816,762
Mitsubishi Heavy Industries Ltd.	3,700	138,395
NGK Insulators Ltd.	6,200	108,336
NSK Ltd.	65,100	706,597
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H(a)	384,400	155,285

		2,550,360

Media - 2.4%
Eutelsat Communications SA	20,274	434,580
ITV plc	374,077	808,912
Multiplus SA	80,600	594,311
ProSiebenSat.1 Media SE	6,169	167,025

		2,004,828

Metals & Mining - 6.8%
BHP Billiton plc	13,392	308,230
Eregli Demir ve Celik Fabrikalari TAS	226,982	510,467
Evraz plc	127,627	932,500
Fortescue Metals Group Ltd.	209,343	680,084
Kumba Iron Ore Ltd.	35,185	780,886
Novolipetsk Steel PJSC	103,974	270,610
Rio Tinto plc	12,400	682,590
Severstal PJSC	55,738	911,406
Vedanta Ltd.	171,926	556,991

		5,633,764

Multi-Utilities - 0.6%
Centrica plc	108,314	211,345
Engie SA	17,236	278,607

		489,952

Oil, Gas & Consumable Fuels - 9.1%
BP plc	196,509	1,477,799
China Petroleum & Chemical Corp., Class H	248,000	239,241
Enagas SA	6,076	170,053
Eni SpA	31,682	610,313
Equinor ASA	13,578	360,978
Inter Pipeline Ltd.	45,167	860,324
Repsol SA	13,913	276,334
TOTAL SA	22,878	1,495,283
TransCanada Corp.	9,982	448,577
Tupras Turkiye Petrol Rafinerileri A/S	35,805	784,807
Vermilion Energy, Inc.(a)	23,994	825,231

		7,548,940

Paper & Forest Products - 0.4%
UPM-Kymmene OYJ	8,587	305,034

Personal Products - 1.0%
Kose Corp.	4,400	840,772

Pharmaceuticals - 5.8%
AstraZeneca plc	12,896	992,143
Bayer AG (Registered)	1,280	142,668
GlaxoSmithKline plc	94,488	1,960,308
Novartis AG (Registered)	7,874	662,052
Roche Holding AG	1,705	418,586
Roche Holding AG - BR	868	215,334

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Pharmaceuticals - (continued)
Sanofi	5,177	450,485

		4,841,576

Real Estate Management & Development - 2.3%
Land & Houses PCL, NVDR	663,400	239,279
Red Star Macalline Group Corp. Ltd., Class H(b)	98,281	115,600
Shimao Property Holdings Ltd.	139,500	395,542
SOHO China Ltd.(a)	1,720,500	809,038
Wharf Holdings Ltd. (The)	93,000	307,545

		1,867,004

Semiconductors & Semiconductor Equipment - 3.7%
Novatek Microelectronics Corp.	186,000	899,197
Rohm Co. Ltd.	1,800	152,760
Taiwan Semiconductor Manufacturing Co. Ltd.	15,000	120,533
Tokyo Electron Ltd.	5,100	872,704
Vanguard International Semiconductor Corp.	403,000	1,026,785

		3,071,979

Specialty Retail - 1.1%
CECONOMY AG	6,324	51,973
Hennes & Mauritz AB, Class B(a)	55,676	866,834

		918,807

Technology Hardware, Storage & Peripherals - 2.5%
Asustek Computer, Inc.	24,000	206,572
Catcher Technology Co. Ltd.	31,000	381,247
Compal Electronics, Inc.	279,000	173,156
Inventec Corp.	217,000	173,308
Lenovo Group Ltd.	310,000	171,846
Lite-On Technology Corp.*	124,000	162,828
Pegatron Corp.	62,000	137,917
Quanta Computer, Inc.	93,000	160,701
Samsung Electronics Co. Ltd.	6,944	287,096
Samsung Electronics Co. Ltd. (Preference)	6,014	205,637

		2,060,308

Textiles, Apparel & Luxury Goods - 1.1%
HUGO BOSS AG	7,967	718,523
Li & Fung Ltd.	434,000	147,116

		865,639

Tobacco - 3.1%
British American Tobacco plc	12,617	695,280
Imperial Brands plc	27,125	1,039,683
Japan Tobacco, Inc.	27,900	791,589

		2,526,552

Trading Companies & Distributors - 0.9%
ITOCHU Corp.	18,600	328,997
Mitsubishi Corp.	15,500	431,602

		760,599

Transportation Infrastructure - 0.9%
Atlantia SpA	20,615	611,939
Hutchison Port Holdings Trust(a)	468,100	119,366

		731,305

Wireless Telecommunication Services - 0.8%
Freenet AG	11,191	320,804
Millicom International Cellular SA, SDR	3,038	194,660

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Wireless Telecommunication Services - (continued)
StarHub Ltd.(a)	58,900	74,420
Turkcell Iletisim Hizmetleri A/S	34,720	91,521

		681,405

TOTAL COMMON STOCKS (Cost $79,806,893)		80,953,291

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(c) - 0.4%
REPURCHASE AGREEMENTS - 0.4%
Citigroup Global Markets, Inc., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $156,011, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 2.38%, maturing 11/30/2019 - 1/31/2023; total market value $158,913	156,003	156,003
Citigroup Global Markets, Inc., 2.18%, dated 7/31/2018, due 8/7/2018, repurchase price $50,021, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 0.63%, maturing 1/15/2024 - 1/15/2028; total market value $49,127	50,000	50,000
NBC Global Finance Ltd., 2.08%, dated 7/31/2018, due 8/1/2018, repurchase price $100,006, collateralized by various Common Stocks; total market value $111,745	100,000	100,000

		306,003

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $306,003)		306,003

Total Investments — 98.1% (Cost $80,112,896)		81,259,294
Other Assets Less Liabilities — 1.9%		1,607,329

Net Assets — 100.0%		82,866,623

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $3,349,166, collateralized in the form of cash with a value of $306,003 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $1,301,556 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from August 23, 2018 – August 15, 2046 and $2,059,892 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 7.50%, and maturity dates ranging from August 22, 2018 – July 22, 2068; a total value of $3,667,451.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2018 (Unaudited)

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security was purchased with cash collateral held from securities on loan at July 31, 2018. The total value of securities purchased was $306,003.

Percentages shown are based on Net Assets.

Abbreviations

NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SDR	Swedish Depositary Receipt

Futures Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following open futures contracts as of July 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI EAFE E-Mini Index	14	09/21/2018	USD	$1,403,010	$2,887
MSCI Emerging Markets E-Mini Index	8	09/21/2018	USD	438,520	(4,326)

					$(1,439)

Abbreviations:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2018 (Unaudited)

FlexShares® International Quality Dividend Dynamic Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2018:

Australia	7.0%
Belgium	0.2
Brazil	3.1
Canada	4.4
China	6.1
Czech Republic	1.2
Finland	0.9
France	4.4
Germany	4.0
Greece	0.2
Hong Kong	1.3
India	1.6
Israel	0.7
Italy	4.3
Japan	14.0
Malaysia	0.9
Netherlands	1.8
Norway	2.6
Poland	0.2
Portugal	0.3
Russia	2.7
Singapore	0.2
South Africa	1.6
South Korea	0.7
Spain	4.3
Sweden	3.0
Switzerland	3.3
Taiwan	5.4
Thailand	0.3
Turkey	1.7
United Kingdom	15.3
Other[1]	2.3

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

July 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 100.0%
U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2025	69,638,494	76,439,649
2.00%, 1/15/2026	47,230,403	51,187,130
U.S. Treasury Inflation Linked Notes
1.38%, 1/15/2020	41,112,126	41,371,595
0.13%, 4/15/2020	100,247,881	98,728,044
1.25%, 7/15/2020	69,607,124	70,351,494
1.13%, 1/15/2021	78,611,635	79,080,409
0.13%, 4/15/2021	88,933,084	87,011,122
0.63%, 7/15/2021	74,543,843	74,321,851
0.13%, 1/15/2022	210,442,432	205,268,998
0.13%, 4/15/2022	210,817,620	205,024,310
0.13%, 7/15/2022	205,641,229	200,883,291
0.13%, 1/15/2023	204,930,710	198,757,330
0.63%, 4/15/2023	83,779,542	82,951,595
0.38%, 7/15/2023	82,600,681	81,215,555
0.63%, 1/15/2024	82,383,691	81,570,393
0.13%, 7/15/2024	80,966,277	78,051,457
0.25%, 1/15/2025	81,158,155	78,239,226
0.38%, 7/15/2025	81,058,829	78,884,935

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,899,900,934)		1,869,338,384

Total Investments — 100.0% (Cost $1,899,900,934)		1,869,338,384
Other Assets Less Liabilities — 0.0%(a)		603,564

Net Assets — 100.0%		1,869,941,948

(a)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

July 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 99.9%
U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2025	44,138,860	48,449,625
2.00%, 1/15/2026	52,863,573	57,292,219
2.38%, 1/15/2027	42,928,540	48,256,961
1.75%, 1/15/2028	22,174,988	23,938,778
3.63%, 4/15/2028	30,876,874	38,753,094
2.50%, 1/15/2029	19,522,355	22,671,898
3.88%, 4/15/2029	35,643,016	46,429,446
3.38%, 4/15/2032	8,369,747	11,019,942
U.S. Treasury Inflation Linked Notes
0.13%, 1/15/2023	52,725,119	51,136,815
0.63%, 4/15/2023	21,584,260	21,370,954
0.38%, 7/15/2023	52,347,459	51,469,647
0.63%, 1/15/2024	52,209,943	51,694,522
0.13%, 7/15/2024	51,314,491	49,467,148
0.25%, 1/15/2025	51,434,333	49,584,448
0.38%, 7/15/2025	90,807,531	88,372,190
0.63%, 1/15/2026	93,779,687	92,352,401
0.13%, 7/15/2026	80,723,967	76,550,885
0.38%, 1/15/2027	47,331,876	45,488,078
0.38%, 7/15/2027	44,842,164	43,126,727
0.50%, 1/15/2028	46,765,166	45,206,154
0.75%, 7/15/2028	16,136,708	16,010,162

TOTAL U.S. TREASURY OBLIGATIONS (Cost $996,928,948)		978,642,094

Total Investments — 99.9% (Cost $996,928,948)		978,642,094
Other Assets Less Liabilities — 0.1%		1,201,769

Net Assets — 100.0%		979,843,863

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

July 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES - 99.5%
FHLMC
3.50%, 1/1/2021	255,382	257,642
4.00%, 9/1/2024	185,904	190,913
4.00%, 4/1/2025	135,886	139,228
4.00%, 6/1/2025	226,369	232,479
3.50%, 10/1/2025	312,162	314,955
4.00%, 10/1/2025	154,161	158,279
3.50%, 2/1/2026	99,438	100,458
4.00%, 3/1/2026	185,823	191,050
4.00%, 4/1/2026	552,222	567,134
3.50%, 6/1/2026	242,965	245,115
3.50%, 10/1/2026	129,571	130,891
3.50%, 12/1/2026	203,053	204,974
2.50%, 4/1/2027	240,842	234,599
4.00%, 5/1/2027	190,835	195,998
3.50%, 8/1/2027	213,034	214,956
2.50%, 10/1/2027	118,603	115,513
2.50%, 2/1/2028	57,431	55,936
2.50%, 4/1/2028	128,031	124,697
2.50%, 11/1/2028	23,165	22,563
3.00%, 11/1/2028	282,803	281,398
3.00%, 6/1/2029	89,004	88,528
6.50%, 12/1/2029	126,215	139,894
2.00%, 11/1/2031	280,858	264,863
2.00%, 3/1/2032	173,428	163,544
5.50%, 10/1/2032	123,761	134,030
3.00%, 4/1/2033	64,585	64,062
6.00%, 4/1/2034	76,982	84,333
5.00%, 5/1/2034	214,095	228,248
6.50%, 7/1/2034	106,550	118,099
3.00%, 5/1/2035	320,800	315,506
5.50%, 5/1/2035	308,876	334,539
6.00%, 5/1/2035	261,791	289,331
5.50%, 6/1/2035	62,466	67,047
5.00%, 7/1/2035	74,418	79,269
5.50%, 10/1/2035	39,313	42,587
3.00%, 11/1/2035	262,659	257,835
6.00%, 12/1/2035	138,939	152,267
5.50%, 1/1/2036	177,504	192,196
6.00%, 5/1/2036	292,495	320,568
5.50%, 12/1/2036	175,887	189,752
5.50%, 2/1/2037	53,007	57,347
6.00%, 4/1/2037	72,077	78,829
5.50%, 7/1/2037	119,786	128,887
5.50%, 9/1/2037	59,028	63,778
6.00%, 9/1/2037	238,623	261,199
6.50%, 12/1/2037	57,153	63,346
5.50%, 1/1/2038	29,869	32,231
5.00%, 7/1/2038	81,170	86,488
5.50%, 7/1/2038	6,534	7,039
5.50%, 8/1/2038	266,229	286,659

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES - (continued)
5.00%, 10/1/2038	58,645	62,480
5.50%, 12/1/2038	20,450	21,965
6.50%, 12/1/2038	98,175	108,834
5.00%, 2/1/2039	850,696	903,441
5.50%, 3/1/2039	168,975	182,126
6.50%, 4/1/2039	50,505	55,978
5.00%, 5/1/2039	133,884	143,957
5.00%, 8/1/2039	10,816	11,531
5.00%, 9/1/2039	13,133	13,994
6.50%, 9/1/2039	252,923	285,430
4.50%, 10/1/2039	25,666	26,885
5.50%, 1/1/2040	99,562	107,304
4.00%, 2/1/2040	15,630	16,001
4.50%, 4/1/2040	163,532	171,445
6.00%, 4/1/2040	107,688	117,394
6.00%, 5/1/2040	236,038	259,535
5.50%, 6/1/2040	72,651	77,536
6.00%, 7/1/2040	1,317,547	1,449,002
3.50%, 12/1/2040	169,674	169,491
4.00%, 1/1/2041	124,831	127,878
4.50%, 3/1/2041	170,238	178,469
5.50%, 4/1/2041	29,829	31,936
5.50%, 6/1/2041	709,637	765,288
4.50%, 8/1/2041	158,500	166,166
3.50%, 11/1/2041	235,644	235,390
5.00%, 2/1/2042	152,796	162,949
4.00%, 4/1/2042	117,994	120,880
3.00%, 3/1/2043	38,258	37,182
3.00%, 4/1/2043	130,484	126,830
2.50%, 6/1/2043	337,958	314,918
3.00%, 6/1/2043	194,677	189,154
2.50%, 10/1/2043	271,307	252,811
4.50%, 3/1/2044	110,873	115,513
4.00%, 6/1/2044	18,122	18,481
4.50%, 7/1/2044	189,276	196,983
4.00%, 8/1/2044	53,464	54,524
5.00%, 8/1/2044	475,335	506,108
4.50%, 9/1/2044	82,695	86,357
4.50%, 12/1/2044	44,519	46,244
3.00%, 7/1/2045	112,021	108,316
4.00%, 7/1/2045	131,629	134,235
4.50%, 9/1/2045	81,586	84,663
4.00%, 10/1/2045	199,297	203,248
3.00%, 4/1/2046	278,618	268,872
4.00%, 4/1/2046	99,143	101,107
3.50%, 5/1/2046	210,479	209,144
4.00%, 5/1/2046	112,052	114,161
4.50%, 5/1/2046	202,764	210,410
4.50%, 6/1/2046	325,257	339,501
2.50%, 8/1/2046	424,686	395,718
4.00%, 10/1/2046	321,518	327,888
2.50%, 12/1/2046	389,798	363,209
4.50%, 3/1/2047	367,432	381,464
TBA 3.00%, 8/15/2048	1,525,000	1,468,858
TBA 3.50%, 8/15/2048	1,350,000	1,337,140

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

July 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES - (continued)
TBA 4.00%, 8/15/2048	1,500,000	1,523,000
FNMA
4.50%, 10/1/2018	1,219	1,228
4.00%, 12/1/2018	3,306	3,388
4.00%, 7/1/2019	240	246
4.50%, 1/1/2020	25,307	25,513
4.50%, 4/1/2020	11,540	11,634
4.50%, 11/1/2020	61,299	61,798
4.00%, 5/1/2024	133,968	137,303
4.00%, 1/1/2025	230,868	236,603
3.50%, 9/1/2025	129,462	130,717
4.00%, 9/1/2025	327,985	336,117
3.50%, 11/1/2025	237,654	239,957
3.50%, 12/1/2025	168,043	169,672
4.00%, 12/1/2025	211,941	217,919
3.00%, 1/1/2026	429,856	428,553
4.00%, 5/1/2026	311,663	319,609
2.50%, 11/1/2026	70,027	68,072
3.50%, 12/1/2026	189,442	191,278
2.50%, 6/1/2027	24,406	23,823
3.50%, 6/1/2027	486,564	491,280
2.50%, 12/1/2027	140,157	136,814
3.00%, 3/1/2028	50,736	50,588
3.00%, 6/1/2028	57,590	57,405
3.00%, 7/1/2028	44,630	44,487
2.50%, 8/1/2028	79,987	78,026
2.50%, 9/1/2028	306,350	298,842
3.00%, 11/1/2028	43,112	42,973
4.00%, 7/1/2029	373,282	382,800
4.00%, 11/1/2029	165,597	169,723
3.00%, 9/1/2030	105,738	105,170
3.50%, 10/1/2030	150,910	150,761
3.50%, 11/1/2030	33,743	33,709
2.00%, 9/1/2031	323,049	304,737
2.00%, 11/1/2031	250,800	236,581
6.00%, 12/1/2032	27,840	30,395
3.00%, 3/1/2033	217,382	215,231
3.00%, 7/1/2033	36,381	36,020
3.00%, 10/1/2033	204,539	202,518
5.00%, 6/1/2034	208,920	223,116
6.00%, 8/1/2034	100,664	110,095
6.50%, 9/1/2034	241,192	269,159
5.00%, 1/1/2035	63,806	68,151
5.00%, 6/1/2035	329,768	352,241
5.00%, 7/1/2035	125,805	134,318
5.00%, 10/1/2035	248,012	264,959
5.00%, 11/1/2035	119,176	127,332
6.00%, 11/1/2035	46,264	50,630
5.00%, 2/1/2036	128,171	136,926
5.50%, 12/1/2036	125,517	134,386
6.50%, 12/1/2036	225,490	248,197
5.50%, 1/1/2037	38,328	41,348
5.50%, 2/1/2037	11,959	12,807
6.00%, 8/1/2037	87,171	95,373
6.00%, 9/1/2037	343,652	379,853
6.00%, 12/1/2037	583,980	638,500
5.50%, 6/1/2038	335,059	361,772
5.50%, 7/1/2038	251,330	272,882

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES - (continued)
5.50%, 9/1/2038	38,981	42,063
6.00%, 9/1/2038	69,628	76,189
5.50%, 11/1/2038	205,746	222,443
5.00%, 1/1/2039	13,448	14,326
5.50%, 3/1/2039	221,583	241,204
4.50%, 4/1/2039	133,509	139,912
5.50%, 8/1/2039	216,377	233,492
5.50%, 1/1/2040	40,471	43,381
4.50%, 4/1/2040	23,433	24,569
5.50%, 4/1/2040	42,165	45,654
4.50%, 7/1/2040	237,616	249,129
4.00%, 9/1/2040	98,121	100,450
3.50%, 1/1/2041	42,530	42,501
3.50%, 2/1/2041	80,719	80,664
4.00%, 2/1/2041	170,875	174,925
4.50%, 2/1/2041	42,838	44,908
4.50%, 4/1/2041	114,709	120,268
5.50%, 4/1/2041	13,410	14,399
6.00%, 5/1/2041	224,097	244,352
4.50%, 6/1/2041	39,931	41,869
5.50%, 7/1/2041	96,998	104,532
6.00%, 7/1/2041	298,897	326,881
4.50%, 8/1/2041	50,013	52,633
5.00%, 8/1/2041	256,423	271,109
5.50%, 8/1/2041	162,447	174,781
5.50%, 9/1/2041	191,556	206,643
3.50%, 1/1/2042	146,537	146,437
4.00%, 1/1/2042	90,830	92,986
4.50%, 1/1/2042	53,139	55,692
6.00%, 1/1/2042	283,896	312,476
3.00%, 4/1/2042	161,529	157,222
3.50%, 8/1/2042	157,056	156,892
2.50%, 10/1/2042	369,506	346,298
3.50%, 1/1/2043	109,122	108,910
3.00%, 2/1/2043	207,492	201,903
2.50%, 5/1/2043	339,873	318,530
3.00%, 5/1/2043	14,431	14,036
3.00%, 6/1/2043	118,807	115,517
3.50%, 7/1/2043	59,813	59,642
3.50%, 8/1/2043	105,608	105,308
4.00%, 8/1/2043	33,286	33,994
5.00%, 8/1/2043	212,936	225,907
3.00%, 9/1/2043	165,302	160,822
4.00%, 9/1/2043	185,633	190,249
4.50%, 9/1/2043	67,363	70,286
2.50%, 10/1/2043	654,635	613,527
4.00%, 11/1/2043	144,225	147,148
5.00%, 1/1/2044	284,035	300,778
5.00%, 3/1/2044	114,616	123,454
5.00%, 5/1/2044	129,948	137,953
5.50%, 5/1/2044	666,736	720,481
5.00%, 6/1/2044	36,722	38,865
4.50%, 10/1/2044	190,644	198,927
3.00%, 2/1/2045	124,241	120,352
4.00%, 2/1/2045	95,828	97,549
3.00%, 4/1/2045	131,695	127,611
4.00%, 4/1/2045	64,138	65,733
3.00%, 5/1/2045	196,138	189,776

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

July 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES - (continued)
4.00%, 11/1/2045	134,689	137,709
4.00%, 3/1/2046	245,189	250,023
4.50%, 3/1/2046	186,464	193,568
3.50%, 5/1/2046	139,416	138,587
4.00%, 5/1/2046	237,814	241,842
4.50%, 7/1/2046	179,425	186,260
3.50%, 2/1/2047	93,560	92,982
4.50%, 2/1/2047	199,694	208,672
4.50%, 5/1/2047	259,675	269,811
TBA 3.00%, 8/25/2048	425,000	409,660
TBA 3.50%, 8/25/2048	1,625,000	1,610,183
TBA 4.00%, 8/25/2048	1,225,000	1,244,428
TBA 4.50%, 8/25/2048	1,800,000	1,867,359
GNMA
2.50%, 4/20/2027	142,965	139,980
2.50%, 1/20/2028	79,545	77,884
3.00%, 3/20/2028	163,367	163,143
2.50%, 11/20/2028	165,237	161,779
2.50%, 12/20/2028	32,889	32,201
2.50%, 3/20/2031	235,698	229,594
2.50%, 10/20/2031	117,380	114,337
6.00%, 3/20/2032	151,026	165,362
6.00%, 11/15/2032	268,670	297,859
6.00%, 3/15/2033	258,354	283,388
5.50%, 6/15/2033	375,071	407,298
5.50%, 8/20/2033	50,374	54,933
6.00%, 12/15/2033	203,332	228,295
5.50%, 2/15/2034	436,762	478,301
5.50%, 3/15/2035	306,732	333,058
5.50%, 3/20/2036	266,894	287,581
5.50%, 3/20/2038	111,366	119,511
5.50%, 9/20/2038	111,470	118,348
5.50%, 2/15/2039	246,824	265,178
5.50%, 2/20/2039	136,168	146,112
5.50%, 3/20/2039	102,693	108,927
5.00%, 5/15/2039	102,252	108,906
5.50%, 5/15/2039	66,251	71,133
5.00%, 9/15/2039	214,695	228,612
5.50%, 9/15/2039	28,453	30,574
4.00%, 9/20/2039	44,137	45,669
5.50%, 12/15/2039	79,189	85,105
5.00%, 1/20/2040	360,143	386,631
5.50%, 3/15/2040	170,999	183,683
5.00%, 4/15/2040	235,550	251,604
4.00%, 8/15/2040	24,739	25,550
4.00%, 10/15/2040	17,437	17,927
3.50%, 11/15/2040	197,980	199,110
5.50%, 1/20/2041	42,407	45,838
4.00%, 3/15/2041	6,262	6,439
4.00%, 6/15/2041	191,847	197,132
3.50%, 9/15/2041	129,031	129,768
5.50%, 9/20/2041	165,730	177,925
3.50%, 11/20/2041	105,686	106,616
3.50%, 1/15/2042	30,964	31,141
5.50%, 2/20/2042	42,125	45,574
3.00%, 5/15/2042	94,199	92,292
3.50%, 6/15/2042	208,905	210,084
3.50%, 8/20/2042	55,547	56,036

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES - (continued)
3.00%, 9/15/2042	232,184	227,489
3.00%, 10/15/2042	226,992	222,399
3.00%, 12/20/2042	132,221	129,909
3.50%, 12/20/2042	23,680	23,748
6.00%, 1/20/2043	428,499	464,855
3.00%, 2/20/2043	92,281	90,255
5.50%, 2/20/2043	24,819	26,678
2.50%, 3/20/2043	107,995	103,133
3.00%, 4/15/2043	94,792	93,198
3.00%, 5/15/2043	258,405	254,058
2.50%, 5/20/2043	153,899	146,969
3.50%, 5/20/2043	116,794	116,913
3.50%, 6/15/2043	300,001	301,710
3.00%, 9/20/2043	148,006	145,761
5.00%, 12/20/2043	118,580	126,244
5.00%, 1/20/2044	8,424	8,965
4.00%, 7/15/2044	268,126	276,170
3.50%, 8/20/2044	122,111	122,791
3.50%, 9/15/2044	251,539	251,777
4.00%, 9/15/2044	53,406	54,673
3.50%, 10/15/2044	95,107	95,409
3.50%, 10/20/2044	20,523	20,619
2.50%, 11/20/2044	129,873	124,078
4.00%, 12/15/2044	80,910	82,829
3.00%, 12/20/2044	63,885	62,808
3.50%, 12/20/2044	63,333	63,569
3.50%, 1/15/2045	279,321	279,730
3.00%, 1/20/2045	126,714	124,282
3.50%, 2/20/2045	84,408	84,683
3.00%, 3/15/2045	186,872	183,102
3.00%, 3/20/2045	99,033	97,133
3.50%, 5/15/2045	97,369	97,461
3.00%, 7/15/2045	103,597	101,234
3.00%, 12/20/2045	152,167	149,247
3.50%, 12/20/2045	289,899	290,844
3.00%, 1/20/2046	210,667	206,826
4.00%, 3/15/2046	205,097	209,997
4.00%, 3/20/2046	254,144	261,318
3.50%, 4/20/2046	822,045	824,218
4.00%, 5/20/2046	555,531	571,580
4.00%, 7/15/2046	261,519	268,885
3.00%, 9/20/2046	166,496	162,979
2.50%, 10/20/2046	624,719	590,183
2.50%, 12/20/2046	296,072	279,702
3.00%, 12/20/2046	172,284	168,392
5.50%, 5/20/2047	237,945	252,141
5.00%, 2/20/2048	485,520	509,893
TBA 3.00%, 8/15/2048	490,000	477,731

TOTAL MORTGAGE-BACKED SECURITIES (Cost $67,823,921)		66,368,546

Total Investments — 99.5% (Cost $67,823,921)		66,368,546
Other Assets Less Liabilities — 0.5%		335,880

Net Assets — 100.0%		66,704,426

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

July 31, 2018 (Unaudited)

Percentages shown are based on Net Assets.

Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

July 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 98.8%
Aerospace & Defense - 1.7%
General Dynamics Corp.
3.75%, 5/15/2028	200,000	203,031
L3 Technologies, Inc.
4.95%, 2/15/2021	150,000	155,270
Lockheed Martin Corp.
3.35%, 9/15/2021	155,000	155,860
3.55%, 1/15/2026	70,000	69,553
Northrop Grumman Corp.
2.93%, 1/15/2025	200,000	190,972
Rockwell Collins, Inc.
3.50%, 3/15/2027	100,000	96,167
United Technologies Corp.
3.13%, 5/4/2027	150,000	140,906

		1,011,759

Air Freight & Logistics - 0.3%
FedEx Corp.
3.20%, 2/1/2025	130,000	126,630
United Parcel Service, Inc.
2.45%, 10/1/2022	80,000	77,458

		204,088

Banks - 32.2%
Australia & New Zealand Banking Group Ltd.
2.30%, 6/1/2021	250,000	242,631
Banco Santander SA
3.13%, 2/23/2023	200,000	191,428
Bank of America Corp.
2.50%, 10/21/2022	700,000	670,659
3.30%, 1/11/2023	400,000	395,079
3.12%, 1/20/2023(a)	250,000	245,443
4.20%, 8/26/2024	320,000	321,755
4.00%, 1/22/2025	255,000	251,996
3.88%, 8/1/2025	250,000	249,542
3.50%, 4/19/2026	150,000	145,446
3.82%, 1/20/2028(a)	450,000	438,182
Bank of Montreal
1.90%, 8/27/2021	150,000	143,706
Bank of Nova Scotia (The)
2.45%, 3/22/2021	150,000	146,844
Barclays plc
3.20%, 8/10/2021	200,000	196,105
3.65%, 3/16/2025	200,000	189,383
4.38%, 1/12/2026	200,000	196,172
BB&T Corp.
2.85%, 10/26/2024	150,000	143,166
BNP Paribas SA
5.00%, 1/15/2021	95,000	98,669
Citibank NA
3.40%, 7/23/2021	250,000	250,165
Citigroup, Inc.
2.65%, 10/26/2020	600,000	592,150

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Banks - (continued)
2.70%, 3/30/2021	425,000	417,739
4.50%, 1/14/2022	150,000	154,372
3.50%, 5/15/2023	250,000	246,860
3.30%, 4/27/2025	200,000	191,792
4.40%, 6/10/2025	175,000	174,522
3.40%, 5/1/2026	150,000	143,386
3.20%, 10/21/2026	200,000	187,381
4.45%, 9/29/2027	150,000	148,462
3.89%, 1/10/2028(a)	200,000	194,494
3.67%, 7/24/2028(a)	155,000	148,080
Citizens Financial Group, Inc.
4.30%, 12/3/2025	60,000	59,474
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 4/16/2021	250,000	249,472
3.80%, 9/15/2022	250,000	249,032
3.75%, 3/26/2025	250,000	242,823
Discover Bank
3.20%, 8/9/2021	250,000	246,920
Fifth Third Bancorp
3.50%, 3/15/2022	295,000	294,591
HSBC Holdings plc
4.00%, 3/30/2022	210,000	213,631
3.90%, 5/25/2026	200,000	196,510
4.04%, 3/13/2028(a)	200,000	196,486
JPMorgan Chase & Co.
2.55%, 3/1/2021	475,000	466,561
3.38%, 5/1/2023	520,000	508,437
3.13%, 1/23/2025	230,000	220,517
3.90%, 7/15/2025	250,000	250,195
3.30%, 4/1/2026	220,000	211,443
2.95%, 10/1/2026	250,000	233,142
4.13%, 12/15/2026	125,000	124,236
4.25%, 10/1/2027	125,000	124,458
3.78%, 2/1/2028(a)	775,000	755,448
KeyCorp
5.10%, 3/24/2021	145,000	151,136
Lloyds Bank plc
6.38%, 1/21/2021	115,000	123,065
Lloyds Banking Group plc
3.10%, 7/6/2021	200,000	197,573
4.38%, 3/22/2028	200,000	197,738
Mitsubishi UFJ Financial Group, Inc.
2.95%, 3/1/2021	200,000	197,293
3.85%, 3/1/2026	200,000	198,418
3.68%, 2/22/2027	350,000	342,050
Mizuho Financial Group, Inc.
2.95%, 2/28/2022	200,000	195,221
4.02%, 3/5/2028	200,000	199,672
National Australia Bank Ltd.
2.80%, 1/10/2022	250,000	243,595
PNC Financial Services Group, Inc. (The)
3.30%, 3/8/2022	380,000	378,808
3.90%, 4/29/2024	50,000	49,978
3.15%, 5/19/2027	250,000	237,779

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

July 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Banks - (continued)
Royal Bank of Canada
2.35%, 10/30/2020	150,000	147,388
Santander UK Group Holdings plc
2.88%, 10/16/2020	200,000	197,636
3.82%, 11/3/2028(a)	200,000	187,678
Sumitomo Mitsui Financial Group, Inc.
2.06%, 7/14/2021	400,000	383,546
2.78%, 7/12/2022	200,000	193,529
3.78%, 3/9/2026	250,000	246,154
3.36%, 7/12/2027	350,000	332,877
SunTrust Banks, Inc.
2.90%, 3/3/2021	200,000	197,860
Svenska Handelsbanken AB
2.45%, 3/30/2021	250,000	244,118
Toronto-Dominion Bank (The)
2.50%, 12/14/2020	200,000	196,849
US Bancorp
Series X, 3.15%, 4/27/2027	150,000	143,441
Wells Fargo & Co.
3.50%, 3/8/2022	400,000	400,348
3.07%, 1/24/2023	250,000	244,295
4.48%, 1/16/2024	225,000	230,277
3.55%, 9/29/2025	200,000	195,285
3.58%, 5/22/2028(a)	150,000	144,341
Westpac Banking Corp.
2.60%, 11/23/2020	300,000	295,906
2.85%, 5/13/2026	150,000	139,018
3.40%, 1/25/2028	150,000	143,294

		18,935,151

Beverages - 2.6%
Anheuser-Busch InBev Finance, Inc.
2.65%, 2/1/2021	200,000	197,503
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 1/15/2022	345,000	349,867
Coca-Cola Co. (The)
1.88%, 10/27/2020	150,000	146,600
2.88%, 10/27/2025	80,000	76,868
Constellation Brands, Inc.
4.25%, 5/1/2023	150,000	153,083
Keurig Dr Pepper, Inc.
3.55%, 5/25/2021(b)	200,000	200,791
4.42%, 5/25/2025(b)	100,000	101,802
4.60%, 5/25/2028(b)	100,000	102,266
PepsiCo, Inc.
3.10%, 7/17/2022	200,000	199,779

		1,528,559

Biotechnology - 3.5%
AbbVie, Inc.
2.90%, 11/6/2022	250,000	243,716
3.20%, 11/6/2022	240,000	235,774
3.60%, 5/14/2025	150,000	146,529
3.20%, 5/14/2026	100,000	94,033
Amgen, Inc.
2.70%, 5/1/2022	170,000	165,044
3.63%, 5/22/2024	100,000	99,981

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Biotechnology - (continued)
Biogen, Inc.
3.63%, 9/15/2022	155,000	156,200
Celgene Corp.
2.25%, 8/15/2021	150,000	144,596
3.63%, 5/15/2024	100,000	98,560
3.90%, 2/20/2028	200,000	194,125
Gilead Sciences, Inc.
3.70%, 4/1/2024	150,000	150,823
3.50%, 2/1/2025	225,000	222,384
2.95%, 3/1/2027	100,000	94,128

		2,045,893

Capital Markets - 9.1%
Bank of New York Mellon Corp. (The)
2.50%, 4/15/2021	300,000	294,451
Series 0012, 3.65%, 2/4/2024	300,000	301,222
3.40%, 1/29/2028	150,000	145,971
BlackRock, Inc.
3.20%, 3/15/2027	100,000	96,763
Deutsche Bank AG
3.70%, 5/30/2024	145,000	136,534
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/2021	250,000	241,492
5.75%, 1/24/2022	210,000	224,518
3.00%, 4/26/2022	400,000	391,073
3.63%, 1/22/2023	300,000	299,402
4.00%, 3/3/2024	210,000	211,457
3.50%, 1/23/2025	255,000	247,094
3.27%, 9/29/2025(a)	300,000	286,839
3.85%, 1/26/2027	100,000	97,258
Intercontinental Exchange, Inc.
2.75%, 12/1/2020	150,000	148,748
Morgan Stanley
5.75%, 1/25/2021	400,000	421,881
2.63%, 11/17/2021	400,000	389,476
2.75%, 5/19/2022	600,000	582,720
3.75%, 2/25/2023	200,000	200,310
4.00%, 7/23/2025	100,000	100,180
3.88%, 1/27/2026	200,000	197,725
State Street Corp.
2.55%, 8/18/2020	150,000	148,688
3.10%, 5/15/2023	200,000	196,331

		5,360,133

Chemicals - 0.8%
Dow Chemical Co. (The)
3.00%, 11/15/2022	200,000	195,726
LYB International Finance BV
4.00%, 7/15/2023	130,000	130,644
Sherwin-Williams Co. (The)
2.75%, 6/1/2022	150,000	145,621

		471,991

Commercial Services & Supplies - 0.3%
Republic Services, Inc.
3.55%, 6/1/2022	100,000	100,392
Waste Management, Inc.
3.13%, 3/1/2025	105,000	101,822

		202,214

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

July 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Communications Equipment - 0.3%
Cisco Systems, Inc.
2.95%, 2/28/2026	100,000	96,430
Motorola Solutions, Inc.
3.75%, 5/15/2022	100,000	99,820

		196,250

Consumer Finance - 5.0%
AerCap Ireland Capital DAC
3.88%, 1/23/2028	300,000	279,271
American Express Co.
3.00%, 10/30/2024	200,000	191,703
3.63%, 12/5/2024	140,000	139,052
American Express Credit Corp.
Series F, 2.60%, 9/14/2020	195,000	192,863
American Honda Finance Corp.
2.45%, 9/24/2020	125,000	123,350
1.70%, 9/9/2021	155,000	148,046
Capital One Financial Corp.
3.50%, 6/15/2023	200,000	196,146
4.20%, 10/29/2025	300,000	294,466
3.75%, 7/28/2026	150,000	141,264
3.75%, 3/9/2027	100,000	95,286
General Motors Financial Co., Inc.
3.20%, 7/6/2021	150,000	147,981
4.38%, 9/25/2021	300,000	305,219
3.95%, 4/13/2024	250,000	245,111
Synchrony Financial
4.25%, 8/15/2024	150,000	145,332
Toyota Motor Credit Corp.
1.90%, 4/8/2021	200,000	193,530
3.05%, 1/11/2028	100,000	94,887

		2,933,507

Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc.
2.20%, 3/15/2021	165,000	162,201
3.13%, 3/15/2026	130,000	126,008
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	200,000	195,912
Shell International Finance BV
1.88%, 5/10/2021	200,000	194,230
2.88%, 5/10/2026	175,000	167,022

		845,373

Diversified Telecommunication Services - 2.5%
AT&T, Inc.
3.00%, 2/15/2022	200,000	195,832
3.60%, 2/17/2023	250,000	248,164
Verizon Communications, Inc.
5.15%, 9/15/2023	650,000	697,562
4.13%, 3/16/2027	300,000	300,596

		1,442,154

Electric Utilities - 1.5%
Commonwealth Edison Co.
2.55%, 6/15/2026	50,000	45,845
Eversource Energy
Series K, 2.75%, 3/15/2022	150,000	146,202

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Electric Utilities - (continued)
Exelon Corp.
3.50%, 6/1/2022(c)	200,000	198,097
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/2027	130,000	125,658
Southern Co. (The)
2.95%, 7/1/2023	100,000	97,034
Virginia Electric & Power Co.
Series A, 3.15%, 1/15/2026	50,000	48,319
Series A, 3.50%, 3/15/2027	100,000	98,143
Xcel Energy, Inc.
4.00%, 6/15/2028	100,000	100,461

		859,759

Energy Equipment & Services - 0.1%
Halliburton Co.
3.80%, 11/15/2025	75,000	74,606

Equity Real Estate Investment Trusts (REITs) - 3.1%
American Tower Corp.
5.05%, 9/1/2020	200,000	206,583
3.45%, 9/15/2021	145,000	144,707
Boston Properties LP
5.63%, 11/15/2020	120,000	125,533
3.65%, 2/1/2026	105,000	102,081
Crown Castle International Corp.
4.88%, 4/15/2022	250,000	257,819
Digital Realty Trust LP
3.95%, 7/1/2022	74,000	74,735
HCP, Inc.
4.25%, 11/15/2023	150,000	150,693
Realty Income Corp.
3.65%, 1/15/2028	100,000	95,440
Simon Property Group LP
4.38%, 3/1/2021	142,000	145,727
3.75%, 2/1/2024	120,000	120,299
3.38%, 10/1/2024	200,000	195,770
Ventas Realty LP
3.50%, 2/1/2025	50,000	47,976
Welltower, Inc.
3.75%, 3/15/2023	30,000	29,687
4.25%, 4/1/2026	100,000	99,218

		1,796,268

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.
3.00%, 5/18/2027	75,000	72,110
Kroger Co. (The)
3.30%, 1/15/2021	200,000	200,401
Sysco Corp.
2.60%, 10/1/2020	150,000	148,061
3.25%, 7/15/2027	100,000	94,417
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	105,000	104,543
Walmart, Inc.
3.30%, 4/22/2024	150,000	149,663
3.70%, 6/26/2028	100,000	100,801

		869,996

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

July 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Food Products - 0.6%
Kellogg Co.
4.30%, 5/15/2028	100,000	100,700
Tyson Foods, Inc.
4.50%, 6/15/2022	124,000	128,007
Unilever Capital Corp.
2.90%, 5/5/2027	100,000	94,843

		323,550

Health Care Equipment & Supplies - 0.8%
Medtronic, Inc.
3.50%, 3/15/2025	350,000	348,896
Stryker Corp.
3.65%, 3/7/2028	150,000	146,543

		495,439

Health Care Providers & Services - 2.6%
Anthem, Inc.
3.30%, 1/15/2023	100,000	98,523
Coventry Health Care, Inc.
5.45%, 6/15/2021	200,000	209,816
CVS Health Corp.
3.35%, 3/9/2021	550,000	549,721
Express Scripts Holding Co.
3.90%, 2/15/2022	150,000	150,404
3.50%, 6/15/2024	150,000	144,824
Laboratory Corp. of America Holdings
3.20%, 2/1/2022	100,000	98,796
UnitedHealth Group, Inc.
3.75%, 7/15/2025	75,000	75,394
3.10%, 3/15/2026	200,000	191,957

		1,519,435

Hotels, Restaurants & Leisure - 0.8%
Marriott International, Inc.
2.30%, 1/15/2022	80,000	76,686
McDonald’s Corp.
2.75%, 12/9/2020	30,000	29,791
2.63%, 1/15/2022	150,000	146,735
3.38%, 5/26/2025	125,000	123,095
Starbucks Corp.
3.50%, 3/1/2028	100,000	95,740

		472,047

Household Products - 0.2%
Procter & Gamble Co. (The)
3.10%, 8/15/2023	50,000	49,856
2.85%, 8/11/2027	100,000	95,002

		144,858

Industrial Conglomerates - 0.4%
3M Co.
2.25%, 9/19/2026	100,000	91,083
Honeywell International, Inc.
1.85%, 11/1/2021	80,000	76,928
2.50%, 11/1/2026	100,000	92,711

		260,722

Insurance - 1.9%
American International Group, Inc.
3.38%, 8/15/2020	190,000	190,331
3.30%, 3/1/2021	300,000	299,604

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Insurance - (continued)
3.90%, 4/1/2026	100,000	98,543
Aon plc
3.50%, 6/14/2024	100,000	97,381
Chubb INA Holdings, Inc.
3.15%, 3/15/2025	170,000	164,960
Marsh & McLennan Cos., Inc.
3.50%, 3/10/2025	75,000	73,699
MetLife, Inc.
3.60%, 4/10/2024	80,000	79,762
Prudential Financial, Inc.
3.50%, 5/15/2024	100,000	99,683
5.20%, 3/15/2044(a)	10,000	9,937

		1,113,900

Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc.
3.15%, 8/22/2027	200,000	193,118

Internet Software & Services - 1.0%
Alibaba Group Holding Ltd.
3.13%, 11/28/2021	200,000	197,672
3.40%, 12/6/2027	200,000	187,617
Alphabet, Inc.
3.38%, 2/25/2024	100,000	101,136
eBay, Inc.
3.45%, 8/1/2024	120,000	116,409

		602,834

IT Services - 1.1%
Fidelity National Information Services, Inc.
3.50%, 4/15/2023	100,000	99,135
International Business Machines Corp.
3.45%, 2/19/2026	100,000	98,874
Visa, Inc.
2.80%, 12/14/2022	350,000	343,931
2.75%, 9/15/2027	100,000	93,615

		635,555

Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.
3.00%, 4/15/2023	250,000	242,810

Media - 3.1%
21st Century Fox America, Inc.
3.70%, 10/15/2025	150,000	148,672
CBS Corp.
2.90%, 1/15/2027	200,000	179,005
Comcast Corp.
3.38%, 8/15/2025	400,000	387,670
3.15%, 2/15/2028	150,000	140,211
NBCUniversal Media LLC
4.38%, 4/1/2021	350,000	359,342
Omnicom Group, Inc.
4.45%, 8/15/2020	170,000	173,819
3.60%, 4/15/2026	100,000	95,646
Viacom, Inc.
4.25%, 9/1/2023	100,000	100,511
Walt Disney Co. (The)
3.00%, 2/13/2026	60,000	57,642
1.85%, 7/30/2026	100,000	87,951

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

July 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Media - (continued)
Warner Media LLC
4.70%, 1/15/2021	80,000	82,198

		1,812,667

Metals & Mining - 0.3%
Vale Overseas Ltd.
4.38%, 1/11/2022	200,000	204,100

Multi-Utilities - 0.6%
Berkshire Hathaway Energy Co.
3.25%, 4/15/2028	100,000	95,337
Dominion Energy, Inc.
4.45%, 3/15/2021	150,000	153,590
DTE Energy Co.
3.80%, 3/15/2027	100,000	98,725

		347,652

Oil, Gas & Consumable Fuels - 6.3%
Anadarko Petroleum Corp.
5.55%, 3/15/2026	200,000	216,323
BP Capital Markets plc
4.50%, 10/1/2020	200,000	205,702
3.12%, 5/4/2026	300,000	287,917
3.28%, 9/19/2027	50,000	48,235
Canadian Natural Resources Ltd.
3.80%, 4/15/2024	200,000	198,335
Chevron Corp.
2.95%, 5/16/2026	300,000	287,993
Energy Transfer Partners LP
4.65%, 6/1/2021	200,000	204,992
Enterprise Products Operating LLC
5.20%, 9/1/2020	200,000	207,969
3.35%, 3/15/2023	180,000	178,313
3.75%, 2/15/2025	200,000	199,895
EOG Resources, Inc.
4.15%, 1/15/2026	100,000	102,603
Exxon Mobil Corp.
2.22%, 3/1/2021	100,000	98,326
2.73%, 3/1/2023	160,000	156,955
Kinder Morgan Energy Partners LP
5.30%, 9/15/2020	100,000	103,857
MPLX LP
4.13%, 3/1/2027	350,000	343,843
Occidental Petroleum Corp.
2.70%, 2/15/2023	80,000	77,718
3.00%, 2/15/2027	100,000	95,453
ONEOK Partners LP
4.90%, 3/15/2025	150,000	156,886
Plains All American Pipeline LP
4.65%, 10/15/2025	250,000	251,812
Total Capital International SA
3.75%, 4/10/2024	180,000	182,225
Williams Partners LP
4.13%, 11/15/2020	100,000	101,205

		3,706,557

Pharmaceuticals - 1.9%
AstraZeneca plc
3.13%, 6/12/2027	100,000	93,414

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Pharmaceuticals - (continued)
GlaxoSmithKline Capital, Inc.
3.38%, 5/15/2023	400,000	398,675
Merck & Co., Inc.
2.75%, 2/10/2025	115,000	110,873
Novartis Capital Corp.
3.10%, 5/17/2027	100,000	96,352
Pfizer, Inc.
1.95%, 6/3/2021	150,000	146,484
3.00%, 12/15/2026	100,000	96,536
Zoetis, Inc.
3.25%, 2/1/2023	150,000	147,746

		1,090,080

Road & Rail - 0.7%
Burlington Northern Santa Fe LLC
3.25%, 6/15/2027	200,000	193,902
CSX Corp.
2.60%, 11/1/2026	100,000	91,813
Union Pacific Corp.
4.16%, 7/15/2022	100,000	103,213

		388,928

Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc.
3.50%, 12/5/2026	150,000	143,330
Applied Materials, Inc.
3.30%, 4/1/2027	75,000	73,172
Broadcom Corp.
2.20%, 1/15/2021	100,000	96,625
3.00%, 1/15/2022	200,000	194,212
Intel Corp.
2.70%, 12/15/2022	200,000	195,615
QUALCOMM, Inc.
3.00%, 5/20/2022	200,000	196,445
3.25%, 5/20/2027	150,000	141,715

		1,041,114

Software - 2.3%
Microsoft Corp.
3.00%, 10/1/2020	150,000	150,195
2.70%, 2/12/2025	140,000	135,157
3.13%, 11/3/2025	150,000	147,466
2.40%, 8/8/2026	100,000	92,795
Oracle Corp.
1.90%, 9/15/2021	100,000	96,540
2.50%, 5/15/2022	250,000	244,169
2.65%, 7/15/2026	200,000	187,115
3.25%, 11/15/2027	300,000	291,315

		1,344,752

Specialty Retail - 1.1%
AutoZone, Inc.
3.70%, 4/15/2022	145,000	145,761
Home Depot, Inc. (The)
2.63%, 6/1/2022	200,000	197,435
3.00%, 4/1/2026	130,000	124,565
Lowe’s Cos., Inc.
3.38%, 9/15/2025	100,000	98,120
3.10%, 5/3/2027	100,000	95,513

		661,394

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

July 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.
2.50%, 2/9/2022	150,000	147,350
3.00%, 2/9/2024	225,000	221,550
3.45%, 5/6/2024	450,000	452,648
3.25%, 2/23/2026	150,000	147,334
2.45%, 8/4/2026	300,000	277,266
Hewlett Packard Enterprise Co.
4.40%, 10/15/2022(c)	200,000	204,901
Seagate HDD Cayman
4.88%, 6/1/2027	250,000	235,514

		1,686,563

Tobacco - 1.4%
Altria Group, Inc.
2.85%, 8/9/2022	160,000	156,394
4.00%, 1/31/2024	100,000	101,579
2.63%, 9/16/2026	160,000	146,867
Philip Morris International, Inc.
2.50%, 11/2/2022	200,000	192,151
2.75%, 2/25/2026	100,000	93,753
Reynolds American, Inc.
4.00%, 6/12/2022	150,000	151,299

		842,043

Trading Companies & Distributors - 0.4%
Air Lease Corp.
3.38%, 6/1/2021	105,000	104,218
3.00%, 9/15/2023	155,000	147,063

		251,281

TOTAL CORPORATE BONDS (Cost $59,457,537)		58,159,100

Total Investments — 98.8% (Cost $59,457,537)		58,159,100
Other Assets Less Liabilities — 1.2%		724,438

Net Assets — 100.0%		58,883,538

(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of July 31, 2018.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

July 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 98.4%
Aerospace & Defense - 2.7%
Harris Corp.
5.05%, 4/27/2045	25,000	26,446
Lockheed Martin Corp.
4.70%, 5/15/2046	150,000	162,127
Northrop Grumman Corp.
4.75%, 6/1/2043	125,000	131,387
3.85%, 4/15/2045	55,000	50,535
Raytheon Co.
4.88%, 10/15/2040	20,000	22,528
Rockwell Collins, Inc.
4.35%, 4/15/2047	35,000	34,513
United Technologies Corp.
5.70%, 4/15/2040	15,000	17,340
4.50%, 6/1/2042	205,000	206,412
4.05%, 5/4/2047	115,000	109,226

		760,514

Air Freight & Logistics - 1.5%
FedEx Corp.
3.90%, 2/1/2035	160,000	151,127
5.10%, 1/15/2044	65,000	69,521
4.75%, 11/15/2045	70,000	71,702
United Parcel Service, Inc.
6.20%, 1/15/2038	25,000	31,355
3.75%, 11/15/2047	100,000	94,129

		417,834

Automobiles - 0.6%
Daimler Finance North America LLC
8.50%, 1/18/2031	25,000	35,263
General Motors Co.
5.00%, 4/1/2035	130,000	124,924

		160,187

Banks - 11.2%
Bank of America Corp.
4.24%, 4/24/2038(a)	300,000	296,050
5.00%, 1/21/2044	95,000	102,366
Series L, 4.75%, 4/21/2045	140,000	142,358
4.44%, 1/20/2048(a)	105,000	105,476
Citigroup, Inc.
6.63%, 6/15/2032	250,000	295,553
8.13%, 7/15/2039	27,000	39,170
5.88%, 1/30/2042	40,000	46,655
5.30%, 5/6/2044	145,000	151,704
4.65%, 7/30/2045	105,000	107,350
4.75%, 5/18/2046	40,000	39,486
4.28%, 4/24/2048(a)	70,000	67,899
Fifth Third Bancorp
8.25%, 3/1/2038	30,000	41,374
HSBC Holdings plc
6.10%, 1/14/2042	175,000	212,732

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Banks - (continued)
JPMorgan Chase & Co.
6.40%, 5/15/2038	205,000	255,684
4.95%, 6/1/2045	265,000	279,225
4.26%, 2/22/2048(a)	150,000	145,814
3.96%, 11/15/2048(a)	150,000	138,678
3.90%, 1/23/2049(a)	320,000	292,857
Wells Fargo & Co.
5.38%, 11/2/2043	175,000	191,262
5.61%, 1/15/2044	135,000	152,251

		3,103,944

Beverages - 1.4%
Anheuser-Busch InBev Finance, Inc.
4.70%, 2/1/2036	150,000	155,377
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 4/15/2038	75,000	74,654
Constellation Brands, Inc.
4.50%, 5/9/2047	50,000	48,821
Diageo Capital plc
5.88%, 9/30/2036	50,000	60,651
PepsiCo, Inc.
3.45%, 10/6/2046	55,000	50,089

		389,592

Biotechnology - 4.8%
AbbVie, Inc.
4.50%, 5/14/2035	200,000	197,441
4.40%, 11/6/2042	170,000	161,739
4.70%, 5/14/2045	75,000	73,963
Amgen, Inc.
6.38%, 6/1/2037	20,000	23,989
5.15%, 11/15/2041	65,000	69,258
4.40%, 5/1/2045	150,000	148,126
4.66%, 6/15/2051	80,000	81,531
Biogen, Inc.
5.20%, 9/15/2045	95,000	102,301
Celgene Corp.
5.00%, 8/15/2045	200,000	202,426
Gilead Sciences, Inc.
4.75%, 3/1/2046	150,000	158,561
4.15%, 3/1/2047	110,000	106,911

		1,326,246

Capital Markets - 4.1%
CME Group, Inc.
5.30%, 9/15/2043	30,000	35,511
Goldman Sachs Group, Inc. (The)
6.13%, 2/15/2033	265,000	309,447
6.75%, 10/1/2037	195,000	238,864
6.25%, 2/1/2041	220,000	265,940
4.75%, 10/21/2045	115,000	117,412
Morgan Stanley
6.38%, 7/24/2042	90,000	113,686
4.30%, 1/27/2045	70,000	68,389

		1,149,249

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

July 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Chemicals - 1.3%
Dow Chemical Co. (The)
4.25%, 10/1/2034	100,000	96,549
Eastman Chemical Co.
4.80%, 9/1/2042	50,000	49,988
International Flavors & Fragrances, Inc.
4.38%, 6/1/2047	50,000	44,838
LYB International Finance BV
4.88%, 3/15/2044	155,000	157,003
Praxair, Inc.
3.55%, 11/7/2042	10,000	9,402

		357,780

Communications Equipment - 0.4%
Cisco Systems, Inc.
5.90%, 2/15/2039	100,000	125,643

Consumer Finance - 0.1%
American Express Co.
4.05%, 12/3/2042	30,000	29,592

Containers & Packaging - 0.4%
International Paper Co.
5.15%, 5/15/2046	100,000	103,784

Diversified Financial Services - 1.3%
Shell International Finance BV
4.13%, 5/11/2035	140,000	143,346
4.38%, 5/11/2045	205,000	215,174

		358,520

Diversified Telecommunication Services - 9.8%
AT&T, Inc.
4.30%, 2/15/2030(b)	200,000	191,670
4.50%, 5/15/2035	350,000	328,356
5.25%, 3/1/2037	100,000	100,402
British Telecommunications plc
9.63%, 12/15/2030(c)	95,000	136,806
Deutsche Telekom International Finance BV
8.75%, 6/15/2030(c)	180,000	244,191
Orange SA
9.00%, 3/1/2031(c)	90,000	125,706
Telefonica Emisiones SAU
5.21%, 3/8/2047	120,000	122,050
Verizon Communications, Inc.
4.27%, 1/15/2036	225,000	215,751
5.25%, 3/16/2037	230,000	247,407
4.75%, 11/1/2041	230,000	226,738
4.86%, 8/21/2046	135,000	135,691
5.50%, 3/16/2047	270,000	295,717
5.01%, 8/21/2054	350,000	350,347

		2,720,832

Electric Utilities - 2.9%
Appalachian Power Co.
7.00%, 4/1/2038	35,000	46,397
Commonwealth Edison Co.
5.90%, 3/15/2036	125,000	151,271
Exelon Corp.
5.10%, 6/15/2045	50,000	53,109

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Electric Utilities - (continued)
FirstEnergy Corp.
Series C, 7.38%, 11/15/2031	60,000	77,845
Florida Power & Light Co.
4.13%, 2/1/2042	85,000	85,772
Public Service Electric & Gas Co.
3.80%, 3/1/2046	50,000	47,702
Southern California Edison Co.
Series C, 4.13%, 3/1/2048	200,000	194,427
Southern Co. (The)
4.40%, 7/1/2046	150,000	150,488

		807,011

Electrical Equipment - 0.1%
Eaton Corp.
4.15%, 11/2/2042	35,000	33,967

Electronic Equipment, Instruments & Components - 0.2%
Corning, Inc.
4.75%, 3/15/2042	50,000	50,357

Energy Equipment & Services - 1.4%
Halliburton Co.
4.85%, 11/15/2035	260,000	274,188
4.75%, 8/1/2043	105,000	107,628

		381,816

Equity Real Estate Investment Trusts (REITs) - 0.7%
ERP Operating LP
4.50%, 7/1/2044	25,000	25,345
Federal Realty Investment Trust
4.50%, 12/1/2044	30,000	30,232
Simon Property Group LP
4.75%, 3/15/2042	85,000	89,607
Weyerhaeuser Co.
7.38%, 3/15/2032	40,000	50,769

		195,953

Food & Staples Retailing - 1.2%
Sysco Corp.
4.85%, 10/1/2045	40,000	41,794
Walgreen Co.
4.40%, 9/15/2042	105,000	95,010
Walmart, Inc.
5.25%, 9/1/2035	55,000	64,150
6.50%, 8/15/2037	100,000	133,589

		334,543

Food Products - 0.9%
Kellogg Co.
4.50%, 4/1/2046	100,000	95,902
Kraft Heinz Foods Co.
5.00%, 7/15/2035	100,000	99,560
Mead Johnson Nutrition Co.
4.60%, 6/1/2044	35,000	36,339
Unilever Capital Corp.
5.90%, 11/15/2032	25,000	30,411

		262,212

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

July 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Gas Utilities - 0.2%
Dominion Energy Gas Holdings LLC
4.60%, 12/15/2044	50,000	49,591

Health Care Equipment & Supplies - 1.0%
Koninklijke Philips NV
5.00%, 3/15/2042	40,000	44,188
Medtronic, Inc.
4.38%, 3/15/2035	145,000	152,796
4.63%, 3/15/2045	50,000	54,328
Stryker Corp.
4.63%, 3/15/2046	40,000	41,364

		292,676

Health Care Providers & Services - 1.9%
Aetna, Inc.
6.63%, 6/15/2036	100,000	123,108
6.75%, 12/15/2037	35,000	44,008
Cigna Corp.
3.88%, 10/15/2047	50,000	43,428
Express Scripts Holding Co.
4.80%, 7/15/2046	60,000	58,021
Humana, Inc.
4.95%, 10/1/2044	15,000	15,819
UnitedHealth Group, Inc.
4.63%, 7/15/2035	220,000	235,713

		520,097

Hotels, Restaurants & Leisure - 1.0%
McDonald’s Corp.
6.30%, 3/1/2038	110,000	134,811
4.60%, 5/26/2045	75,000	77,313
4.88%, 12/9/2045	70,000	74,916

		287,040

Household Products - 0.2%
Kimberly-Clark Corp.
6.63%, 8/1/2037	50,000	66,510

Industrial Conglomerates - 0.3%
3M Co.
3.63%, 10/15/2047	50,000	47,294
Ingersoll-Rand Global Holding Co. Ltd.
5.75%, 6/15/2043	25,000	29,021

		76,315

Insurance - 3.4%
Allstate Corp. (The)
5.55%, 5/9/2035	75,000	85,574
6.50%, 5/15/2057(a)	15,000	16,912
American International Group, Inc.
3.88%, 1/15/2035	130,000	118,911
4.50%, 7/16/2044	40,000	38,358
Aon plc
4.75%, 5/15/2045	65,000	65,863
Chubb Corp. (The)
6.00%, 5/11/2037	65,000	79,617
Manulife Financial Corp.
5.38%, 3/4/2046	35,000	39,279
Marsh & McLennan Cos., Inc.
4.35%, 1/30/2047	75,000	75,394

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Insurance - (continued)
MetLife, Inc.
6.40%, 12/15/2036	70,000	74,550
4.60%, 5/13/2046	55,000	56,393
Principal Financial Group, Inc.
6.05%, 10/15/2036	30,000	35,657
Progressive Corp. (The)
4.13%, 4/15/2047	50,000	48,732
Prudential Financial, Inc.
3.94%, 12/7/2049	50,000	46,067
Travelers Cos., Inc. (The)
3.75%, 5/15/2046	60,000	55,446
4.05%, 3/7/2048	100,000	97,564

		934,317

Internet & Direct Marketing Retail - 0.7%
Amazon.com, Inc.
4.25%, 8/22/2057	200,000	203,084

Internet Software & Services - 1.0%
Alibaba Group Holding Ltd.
4.00%, 12/6/2037	275,000	258,121
eBay, Inc.
4.00%, 7/15/2042	40,000	34,343

		292,464

IT Services - 0.5%
International Business Machines Corp.
5.88%, 11/29/2032	50,000	60,644
Visa, Inc.
4.30%, 12/14/2045	80,000	84,902

		145,546

Machinery - 0.4%
Cummins, Inc.
4.88%, 10/1/2043	50,000	54,913
Fortive Corp.
4.30%, 6/15/2046	30,000	28,876
Illinois Tool Works, Inc.
3.90%, 9/1/2042	30,000	29,457

		113,246

Media - 6.3%
21st Century Fox America, Inc.
6.20%, 12/15/2034	75,000	91,729
6.65%, 11/15/2037	130,000	170,018
4.75%, 9/15/2044	275,000	294,705
CBS Corp.
4.60%, 1/15/2045	100,000	93,345
Comcast Corp.
6.50%, 11/15/2035	255,000	312,358
4.60%, 8/15/2045	170,000	168,311
3.40%, 7/15/2046	165,000	136,472
3.97%, 11/1/2047	125,000	113,320
4.00%, 11/1/2049	200,000	181,079
Viacom, Inc.
4.38%, 3/15/2043	150,000	131,922
Walt Disney Co. (The)
4.13%, 6/1/2044	55,000	54,678

		1,747,937

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

July 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Metals & Mining - 1.2%
BHP Billiton Finance USA Ltd.
5.00%, 9/30/2043	50,000	56,982
Newmont Mining Corp.
5.88%, 4/1/2035	55,000	63,032
4.88%, 3/15/2042	50,000	50,720
Nucor Corp.
4.40%, 5/1/2048	75,000	75,262
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040	75,000	85,310

		331,306

Multiline Retail - 0.5%
Target Corp.
4.00%, 7/1/2042	110,000	106,913
3.63%, 4/15/2046	50,000	45,597

		152,510

Multi-Utilities - 3.1%
Berkshire Hathaway Energy Co.
5.15%, 11/15/2043	55,000	61,317
4.50%, 2/1/2045	110,000	112,226
Consolidated Edison Co. of New York, Inc.
4.63%, 12/1/2054	131,000	134,390
Series C, 4.30%, 12/1/2056	90,000	88,329
Dominion Energy, Inc.
Series B, 5.95%, 6/15/2035	230,000	261,687
NiSource, Inc.
4.38%, 5/15/2047	105,000	105,712
Sempra Energy
4.00%, 2/1/2048	100,000	91,012

		854,673

Oil, Gas & Consumable Fuels - 10.0%
Anadarko Petroleum Corp.
4.50%, 7/15/2044	300,000	286,873
Apache Corp.
6.00%, 1/15/2037	125,000	137,448
Canadian Natural Resources Ltd.
6.25%, 3/15/2038	100,000	118,446
Concho Resources, Inc.
4.88%, 10/1/2047	50,000	51,058
ConocoPhillips
5.90%, 10/15/2032	190,000	221,695
Enterprise Products Operating LLC
6.45%, 9/1/2040	190,000	229,775
4.85%, 3/15/2044	150,000	154,659
5.10%, 2/15/2045	85,000	90,220
4.25%, 2/15/2048	100,000	95,025
Exxon Mobil Corp.
4.11%, 3/1/2046	75,000	77,106
Magellan Midstream Partners LP
5.15%, 10/15/2043	20,000	20,958
4.20%, 10/3/2047	80,000	75,379
MPLX LP
4.50%, 4/15/2038	200,000	190,602
Occidental Petroleum Corp.
4.63%, 6/15/2045	105,000	110,389
ONEOK Partners LP
6.13%, 2/1/2041	60,000	67,656

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Oil, Gas & Consumable Fuels - (continued)
ONEOK, Inc.
4.95%, 7/13/2047	50,000	50,901
Petro-Canada
5.95%, 5/15/2035	120,000	139,579
Phillips 66
5.88%, 5/1/2042	155,000	181,386
4.88%, 11/15/2044	85,000	89,066
Phillips 66 Partners LP
4.90%, 10/1/2046	30,000	29,464
Plains All American Pipeline LP
4.70%, 6/15/2044	100,000	91,332
Suncor Energy, Inc.
4.00%, 11/15/2047	85,000	81,469
Valero Energy Corp.
6.63%, 6/15/2037	105,000	128,483
Western Gas Partners LP
5.45%, 4/1/2044	50,000	48,067

		2,767,036

Pharmaceuticals - 3.7%
AstraZeneca plc
6.45%, 9/15/2037	50,000	62,811
4.38%, 11/16/2045	135,000	137,107
Eli Lilly & Co.
3.70%, 3/1/2045	30,000	28,586
GlaxoSmithKline Capital, Inc.
5.38%, 4/15/2034	35,000	40,110
6.38%, 5/15/2038	50,000	65,306
Johnson & Johnson
3.63%, 3/3/2037	100,000	97,829
3.70%, 3/1/2046	40,000	39,128
Merck & Co., Inc.
3.70%, 2/10/2045	55,000	53,465
Wyeth LLC
6.50%, 2/1/2034	190,000	239,686
5.95%, 4/1/2037	130,000	159,409
Zoetis, Inc.
4.70%, 2/1/2043	90,000	94,038

		1,017,475

Road & Rail - 2.8%
Canadian National Railway Co.
3.20%, 8/2/2046	50,000	42,968
Canadian Pacific Railway Co.
6.13%, 9/15/2115	75,000	92,083
CSX Corp.
6.15%, 5/1/2037	110,000	134,880
4.10%, 3/15/2044	115,000	110,427
Norfolk Southern Corp.
4.84%, 10/1/2041	90,000	96,976
Union Pacific Corp.
4.05%, 3/1/2046	160,000	153,999
4.50%, 9/10/2048	150,000	157,328

		788,661

Semiconductors & Semiconductor Equipment - 1.0%
Applied Materials, Inc.
5.85%, 6/15/2041	25,000	30,326
4.35%, 4/1/2047	80,000	82,404

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

July 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Semiconductors & Semiconductor Equipment - (continued)
QUALCOMM, Inc.
4.65%, 5/20/2035	55,000	55,460
4.80%, 5/20/2045	45,000	45,438
4.30%, 5/20/2047	55,000	52,060

		265,688

Software - 4.2%
Microsoft Corp.
3.50%, 2/12/2035	385,000	375,416
3.95%, 8/8/2056	205,000	205,237
4.50%, 2/6/2057	55,000	60,640
Oracle Corp.
5.38%, 7/15/2040	395,000	458,698
4.38%, 5/15/2055	70,000	70,073

		1,170,064

Specialty Retail - 1.5%
Home Depot, Inc. (The)
5.88%, 12/16/2036	195,000	240,617
3.50%, 9/15/2056	55,000	48,676
Lowe’s Cos., Inc.
4.05%, 5/3/2047	145,000	141,899

		431,192

Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.
4.38%, 5/13/2045	125,000	131,247
4.65%, 2/23/2046	345,000	377,327
HP, Inc.
6.00%, 9/15/2041	40,000	41,710

		550,284

Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc.
3.63%, 5/1/2043	50,000	46,629

Tobacco - 3.1%
Altria Group, Inc.
4.25%, 8/9/2042	105,000	99,827
5.38%, 1/31/2044	95,000	104,687
BAT Capital Corp.
4.54%, 8/15/2047(b)	250,000	239,509
Philip Morris International, Inc.
6.38%, 5/16/2038	180,000	220,966
4.13%, 3/4/2043	95,000	90,313
Reynolds American, Inc.
5.70%, 8/15/2035	90,000	98,451

		853,753

Trading Companies & Distributors - 0.2%
WW Grainger, Inc.
4.60%, 6/15/2045	55,000	58,233

Wireless Telecommunication Services - 1.0%
Rogers Communications, Inc.
5.00%, 3/15/2044	215,000	227,012

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Wireless Telecommunication Services - (continued)
Vodafone Group plc
7.88%, 2/15/2030	30,000	37,975

		264,987

TOTAL CORPORATE BONDS (Cost $28,056,700)		27,350,890

Total Investments — 98.4% (Cost $28,056,700)		27,350,890
Other Assets Less Liabilities — 1.6%		437,310

Net Assets — 100.0%		27,788,200

(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of July 31, 2018.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® High Yield Value-Scored Bond Index Fund

July 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 97.7%
Aerospace & Defense - 1.8%
Pioneer Holdings LLC
9.00%, 11/1/2022(a)	250,000	258,750
TransDigm UK Holdings plc
6.88%, 5/15/2026(a)	245,000	252,350
TransDigm, Inc.
6.38%, 6/15/2026	300,000	302,250
Triumph Group, Inc.
7.75%, 8/15/2025	120,000	112,200

		925,550

Airlines - 0.8%
Intrepid Aviation Group Holdings LLC
8.50%, 8/15/2021(a)	150,000	151,500
Virgin Australia Holdings Ltd.
8.50%, 11/15/2019(a)	250,000	253,438

		404,938

Auto Components - 1.6%
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025	100,000	97,625
Cooper-Standard Automotive, Inc.
5.63%, 11/15/2026(a)	100,000	98,500
Dana Financing Luxembourg Sarl
6.50%, 6/1/2026(a)	150,000	152,250
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023	125,000	123,437
Icahn Enterprises LP
6.38%, 12/15/2025	250,000	251,875
JB Poindexter & Co., Inc.
7.13%, 4/15/2026(a)	100,000	104,000

		827,687

Banks - 2.5%
CIT Group, Inc.
Series A, 5.80%,
6/15/2022(b)(c)	125,000	123,125
Intesa Sanpaolo SpA
5.02%, 6/26/2024(a)	200,000	184,855
Lloyds Bank plc
12.00%,
12/16/2024(a)(b)(c)	385,000	470,243
Societe Generale SA
7.38%, 9/13/2021(a)(b)(c)	200,000	210,750
8.00%, 9/29/2025(a)(b)(c)	235,000	252,970

		1,241,943

Building Products - 0.6%
Griffon Corp.
5.25%, 3/1/2022	200,000	195,000
Standard Industries, Inc.
4.75%, 1/15/2028(a)	100,000	92,000

		287,000

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Capital Markets - 1.0%
Credit Suisse Group AG
7.50%, 7/17/2023(a)(b)(c)	350,000	360,937
Donnelley Financial Solutions, Inc.
8.25%, 10/15/2024	100,000	104,500
LPL Holdings, Inc.
5.75%, 9/15/2025(a)	50,000	48,625

		514,062

Chemicals - 2.8%
CF Industries, Inc.
5.15%, 3/15/2034	100,000	92,875
Cornerstone Chemical Co.
6.75%, 8/15/2024(a)	400,000	392,500
FXI Holdings, Inc.
7.88%, 11/1/2024(a)	200,000	195,500
Hexion, Inc.
6.63%, 4/15/2020	340,000	321,300
SPCM SA
4.88%, 9/15/2025(a)	200,000	192,000
TPC Group, Inc.
8.75%, 12/15/2020(a)	200,000	200,000

		1,394,175

Commercial Services & Supplies - 4.9%
ADT Corp. (The)
3.50%, 7/15/2022	200,000	190,750
Algeco Global Finance plc
8.00%, 2/15/2023(a)	200,000	205,500
APX Group, Inc.
7.88%, 12/1/2022	300,000	303,000
Covanta Holding Corp.
5.88%, 7/1/2025	200,000	196,000
Garda World Security Corp.
8.75%, 5/15/2025(a)	200,000	201,500
GFL Environmental, Inc.
5.38%, 3/1/2023(a)	200,000	186,940
Harland Clarke Holdings Corp.
9.25%, 3/1/2021(a)	100,000	94,500
KAR Auction Services, Inc.
5.13%, 6/1/2025(a)	150,000	145,875
Pitney Bowes, Inc.
3.62%, 10/1/2021(d)	250,000	237,187
Prime Security Services Borrower LLC
9.25%, 5/15/2023(a)	400,000	429,500
RR Donnelley & Sons Co.
7.88%, 3/15/2021	100,000	103,000
West Corp.
8.50%, 10/15/2025(a)	200,000	175,000

		2,468,752

Communications Equipment - 0.5%
Riverbed Technology, Inc.
8.88%, 3/1/2023(a)	150,000	140,250
ViaSat, Inc.
5.63%, 9/15/2025(a)	105,000	99,750

		240,000

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® High Yield Value-Scored Bond Index Fund

July 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Construction & Engineering - 1.0%
Brand Industrial Services, Inc.
8.50%, 7/15/2025(a)	300,000	307,125
Pisces Midco, Inc.
8.00%, 4/15/2026(a)	200,000	207,000

		514,125

Consumer Finance - 1.6%
Ally Financial, Inc.
8.00%, 11/1/2031	85,000	102,850
Navient Corp.
5.50%, 1/25/2023	325,000	318,906
Springleaf Finance Corp.
6.88%, 3/15/2025	295,000	300,163
TMX Finance LLC
11.13%, 4/1/2023(a)	100,000	102,875

		824,794

Containers & Packaging - 2.2%
Berry Global, Inc.
5.13%, 7/15/2023	50,000	49,813
4.50%, 2/15/2026(a)	55,000	51,837
BWAY Holding Co.
7.25%, 4/15/2025(a)	280,000	273,525
Crown Cork & Seal Co., Inc.
7.38%, 12/15/2026	90,000	97,650
Flex Acquisition Co., Inc.
6.88%, 1/15/2025(a)	150,000	146,625
Owens-Brockway Glass Container, Inc.
5.88%, 8/15/2023(a)	95,000	96,781
Pactiv LLC
8.38%, 4/15/2027	65,000	71,825
Plastipak Holdings, Inc.
6.25%, 10/15/2025(a)	105,000	96,862
Reynolds Group Issuer, Inc.
5.13%, 7/15/2023(a)	125,000	124,457
7.00%, 7/15/2024(a)	70,000	71,006

		1,080,381

Diversified Consumer Services - 1.1%
Laureate Education, Inc.
8.25%, 5/1/2025(a)	200,000	214,500
Midas Intermediate Holdco II LLC
7.88%, 10/1/2022(a)	100,000	92,750
ServiceMaster Co. LLC (The)
5.13%, 11/15/2024(a)	250,000	241,875

		549,125

Diversified Financial Services - 1.1%
ACE Cash Express, Inc.
12.00%, 12/15/2022(a)	100,000	106,250
Jefferies Finance LLC
7.25%, 8/15/2024(a)	200,000	197,000
Tempo Acquisition LLC
6.75%, 6/1/2025(a)	250,000	242,300

		545,550

Diversified Telecommunication Services - 6.9%
CCO Holdings LLC
5.75%, 1/15/2024	120,000	121,500
5.88%, 4/1/2024(a)	125,000	127,500
5.75%, 2/15/2026(a)	125,000	124,531

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Diversified Telecommunication Services - (continued)
5.13%, 5/1/2027(a)	130,000	124,435
5.00%, 2/1/2028(a)	200,000	188,875
CenturyLink, Inc.
Series S, 6.45%, 6/15/2021	120,000	124,350
Series T, 5.80%, 3/15/2022	125,000	125,469
Series Y, 7.50%, 4/1/2024	240,000	251,402
DKT Finance ApS
9.38%, 6/17/2023(a)	200,000	209,750
Embarq Corp.
8.00%, 6/1/2036	130,000	122,850
Iridium Communications, Inc.
10.25%, 4/15/2023(a)	250,000	270,937
Level 3 Financing, Inc.
5.13%, 5/1/2023	125,000	124,219
Qwest Corp.
7.25%, 10/15/2035	100,000	96,035
Sable International Finance Ltd.
6.88%, 8/1/2022(a)	200,000	209,500
Sprint Capital Corp.
6.88%, 11/15/2028	400,000	386,000
8.75%, 3/15/2032	500,000	539,375
Telecom Italia Capital SA
6.38%, 11/15/2033	125,000	126,875
Virgin Media Finance plc
6.00%, 10/15/2024(a)	200,000	196,250

		3,469,853

Electric Utilities - 0.4%
Drax Finco plc
6.63%, 11/1/2025(a)	200,000	201,000

Electrical Equipment - 0.2%
International Wire Group, Inc.
10.75%, 8/1/2021(a)	100,000	94,750

Energy Equipment & Services - 3.5%
Diamond Offshore Drilling, Inc.
7.88%, 8/15/2025	200,000	209,000
KCA Deutag UK Finance plc
9.63%, 4/1/2023(a)	200,000	201,250
McDermott Technology Americas, Inc.
10.63%, 5/1/2024(a)	200,000	208,250
Noble Holding International Ltd.
7.88%, 2/1/2026(a)	200,000	205,750
Rowan Cos., Inc.
7.38%, 6/15/2025	200,000	193,750
SESI LLC
7.75%, 9/15/2024	100,000	103,250
Transocean, Inc.
9.00%, 7/15/2023(a)	250,000	270,312
USA Compression Partners LP
6.88%, 4/1/2026(a)	200,000	206,500
Weatherford International Ltd.
4.50%, 4/15/2022	200,000	186,000

		1,784,062

Equity Real Estate Investment Trusts (REITs) - 2.7%
CBL & Associates LP
5.25%, 12/1/2023	200,000	177,165

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® High Yield Value-Scored Bond Index Fund

July 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
Equinix, Inc.
5.75%, 1/1/2025	100,000	103,625
ESH Hospitality, Inc.
5.25%, 5/1/2025(a)	200,000	194,520
Iron Mountain, Inc.
5.75%, 8/15/2024	200,000	198,750
iStar, Inc.
6.00%, 4/1/2022	195,000	195,975
SBA Communications Corp.
4.00%, 10/1/2022	130,000	126,467
4.88%, 9/1/2024	130,000	126,100
Uniti Group LP
8.25%, 10/15/2023	255,000	239,700

		1,362,302

Food & Staples Retailing - 0.7%
Beverages & More, Inc.
11.50%, 6/15/2022(a)	100,000	80,250
Fresh Market, Inc. (The)
9.75%, 5/1/2023(a)	150,000	106,500
Rite Aid Corp.
7.70%, 2/15/2027	200,000	174,250

		361,000

Food Products - 1.9%
Chobani LLC
7.50%, 4/15/2025(a)	100,000	92,000
Dean Foods Co.
6.50%, 3/15/2023(a)	200,000	196,000
Dole Food Co., Inc.
7.25%, 6/15/2025(a)	100,000	98,750
Pilgrim’s Pride Corp.
5.88%, 9/30/2027(a)	100,000	93,500
Post Holdings, Inc.
5.50%, 3/1/2025(a)	100,000	98,750
Sigma Holdco BV
7.88%, 5/15/2026(a)	200,000	184,500
Simmons Foods, Inc.
5.75%, 11/1/2024(a)	200,000	166,500

		930,000

Gas Utilities - 1.3%
AmeriGas Partners LP
5.50%, 5/20/2025	250,000	243,125
Ferrellgas LP
6.75%, 1/15/2022	200,000	180,000
Suburban Propane Partners LP
5.50%, 6/1/2024	200,000	195,000
Superior Plus LP
7.00%, 7/15/2026(a)	50,000	50,687

		668,812

Health Care Equipment & Supplies - 1.6%
Avantor, Inc.
9.00%, 10/1/2025(a)	250,000	254,375
Immucor, Inc.
11.13%, 2/15/2022(a)	100,000	101,000
Mallinckrodt International Finance SA
5.63%, 10/15/2023(a)	500,000	433,125

		788,500

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Health Care Providers & Services - 5.1%
AHP Health Partners, Inc.
9.75%, 7/15/2026(a)	100,000	101,875
Encompass Health Corp.
5.75%, 11/1/2024	200,000	203,644
HCA, Inc.
7.69%, 6/15/2025	500,000	552,500
MPH Acquisition Holdings LLC
7.13%, 6/1/2024(a)	300,000	311,250
One Call Corp.
10.00%, 10/1/2024(a)	200,000	175,000
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/2023(a)	200,000	213,000
Team Health Holdings, Inc.
6.38%, 2/1/2025(a)	300,000	263,250
Tenet Healthcare Corp.
8.13%, 4/1/2022	500,000	534,375
West Street Merger Sub, Inc.
6.38%, 9/1/2025(a)	200,000	195,500

		2,550,394

Hotels, Restaurants & Leisure - 4.7%
1011778 BC ULC
5.00%, 10/15/2025(a)	200,000	192,750
24 Hour Fitness Worldwide, Inc.
8.00%, 6/1/2022(a)	100,000	98,750
Diamond Resorts International, Inc.
10.75%, 9/1/2024(a)	200,000	209,500
Downstream Development Authority of the Quapaw
Tribe of Oklahoma
10.50%, 2/15/2023(a)	100,000	100,471
Enterprise Development Authority (The)
12.00%, 7/15/2024(a)	100,000	97,500
Golden Nugget, Inc.
6.75%, 10/15/2024(a)	300,000	300,000
Hilton Domestic Operating Co., Inc.
5.13%, 5/1/2026(a)	200,000	201,000
International Game Technology plc
6.25%, 2/15/2022(a)	200,000	208,000
IRB Holding Corp.
6.75%, 2/15/2026(a)	100,000	95,250
Jack Ohio Finance LLC
10.25%, 11/15/2022(a)	100,000	108,625
KFC Holding Co.
5.25%, 6/1/2026(a)	100,000	98,469
LHMC Finco Sarl
7.88%, 12/20/2023(a)	200,000	201,065
Mohegan Gaming & Entertainment
7.88%, 10/15/2024(a)	105,000	99,619
Viking Cruises Ltd.
6.25%, 5/15/2025(a)	200,000	201,750
Wynn Las Vegas LLC
5.50%, 3/1/2025(a)	150,000	148,500

		2,361,249

Household Durables - 2.0%
American Greetings Corp.
8.75%, 4/15/2025(a)	200,000	189,000

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® High Yield Value-Scored Bond Index Fund

July 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Household Durables - (continued)
Brookfield Residential Properties, Inc.
6.38%, 5/15/2025(a)	200,000	200,000
Mattamy Group Corp.
6.50%, 10/1/2025(a)	200,000	196,000
PulteGroup, Inc.
5.50%, 3/1/2026	200,000	198,002
TRI Pointe Group, Inc.
5.88%, 6/15/2024	200,000	199,500

		982,502

Household Products - 0.3%
Kronos Acquisition Holdings, Inc.
9.00%, 8/15/2023(a)	200,000	174,500

Independent Power and Renewable Electricity Producers - 2.3%
Calpine Corp.
5.75%, 1/15/2025	500,000	461,250
NRG Energy, Inc.
7.25%, 5/15/2026	200,000	214,000
Talen Energy Supply LLC
10.50%, 1/15/2026(a)	300,000	259,500
Vistra Energy Corp.
8.13%, 1/30/2026(a)	200,000	220,560

		1,155,310

Insurance - 2.0%
Acrisure LLC
7.00%, 11/15/2025(a)	190,000	172,425
Ardonagh Midco 3 plc
8.63%, 7/15/2023(a)	200,000	206,000
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 5/1/2025(a)	50,000	48,687
Genworth Holdings, Inc.
7.70%, 6/15/2020	200,000	208,000
HUB International Ltd.
7.00%, 5/1/2026(a)	100,000	100,625
NFP Corp.
6.88%, 7/15/2025(a)	150,000	146,625
USIS Merger Sub, Inc.
6.88%, 5/1/2025(a)	100,000	99,000

		981,362

Internet & Direct Marketing Retail - 0.6%
Netflix, Inc.
5.88%, 11/15/2028(a)	300,000	302,250

Internet Software & Services - 1.8%
Rackspace Hosting, Inc.
8.63%, 11/15/2024(a)	500,000	506,250
VeriSign, Inc.
4.63%, 5/1/2023	150,000	151,125
Zayo Group LLC
6.00%, 4/1/2023	120,000	123,750
6.38%, 5/15/2025	120,000	124,650

		905,775

IT Services - 0.7%
First Data Corp.
5.75%, 1/15/2024(a)	350,000	359,258

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Machinery - 1.6%
Apex Tool Group LLC
9.00%, 2/15/2023(a)	100,000	95,000
BlueLine Rental Finance Corp.
9.25%, 3/15/2024(a)	160,000	169,400
Cloud Crane LLC
10.13%, 8/1/2024(a)	200,000	216,500
Novelis Corp.
6.25%, 8/15/2024(a)	200,000	201,000
Titan Acquisition Ltd.
7.75%, 4/15/2026(a)	150,000	134,580

		816,480

Marine - 0.4%
Stena AB
7.00%, 2/1/2024(a)	200,000	188,000

Media - 5.8%
CBS Radio, Inc.
7.25%, 11/1/2024(a)	105,000	99,172
DISH DBS Corp.
5.13%, 5/1/2020	300,000	298,875
6.75%, 6/1/2021	250,000	251,950
5.88%, 7/15/2022	260,000	244,075
5.00%, 3/15/2023	285,000	247,594
McGraw-Hill Global Education Holdings LLC
7.88%, 5/15/2024(a)	55,000	51,219
MDC Partners, Inc.
6.50%, 5/1/2024(a)	200,000	177,500
Meredith Corp.
6.88%, 2/1/2026(a)	270,000	272,700
Nexstar Broadcasting, Inc.
5.63%, 8/1/2024(a)	125,000	123,437
Radiate Holdco LLC
6.63%, 2/15/2025(a)	200,000	187,500
Sirius XM Radio, Inc.
6.00%, 7/15/2024(a)	200,000	207,250
Tribune Media Co.
5.88%, 7/15/2022	200,000	202,000
Univision Communications, Inc.
5.13%, 5/15/2023(a)	105,000	100,538
5.13%, 2/15/2025(a)	160,000	148,800
UPC Holding BV
5.50%, 1/15/2028(a)	200,000	184,000
Ziggo BV
5.50%, 1/15/2027(a)	150,000	143,250

		2,939,860

Metals & Mining - 3.0%
Alcoa Nederland Holding BV
6.75%, 9/30/2024(a)	200,000	213,750
Allegheny Technologies, Inc.
5.95%, 1/15/2021	200,000	203,930
Commercial Metals Co.
5.75%, 4/15/2026(a)	50,000	48,375
Eldorado Gold Corp.
6.13%, 12/15/2020(a)	200,000	196,000
FMG Resources August 2006 Pty. Ltd.
4.75%, 5/15/2022(a)	100,000	97,625

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® High Yield Value-Scored Bond Index Fund

July 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Metals & Mining - (continued)
Freeport-McMoRan, Inc.
5.45%, 3/15/2043	85,000	75,905
Northwest Acquisitions ULC
7.13%, 11/1/2022(a)	75,000	75,000
SunCoke Energy Partners LP
7.50%, 6/15/2025(a)	200,000	207,500
Teck Resources Ltd.
6.00%, 8/15/2040	50,000	50,750
6.25%, 7/15/2041	50,000	52,375
United States Steel Corp.
6.88%, 8/15/2025	95,000	97,610
Warrior Met Coal, Inc.
8.00%, 11/1/2024(a)	200,000	207,250

		1,526,070

Multiline Retail - 0.3%
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/2021(a)	200,000	127,000

Oil, Gas & Consumable Fuels - 10.1%
Alliance Resource Operating Partners LP
7.50%, 5/1/2025(a)	70,000	74,200
American Midstream Partners LP
9.25%, 12/15/2021(a)(d)	150,000	149,250
Ascent Resources Utica Holdings LLC
10.00%, 4/1/2022(a)	200,000	222,000
Berry Petroleum Co. LLC
7.00%, 2/15/2026(a)	100,000	104,500
Calumet Specialty Products Partners LP
7.63%, 1/15/2022	100,000	99,750
Chesapeake Energy Corp.
8.00%, 1/15/2025	300,000	308,250
CNX Midstream Partners LP
6.50%, 3/15/2026(a)	200,000	196,500
Covey Park Energy LLC
7.50%, 5/15/2025(a)	150,000	153,000
Eclipse Resources Corp.
8.88%, 7/15/2023	200,000	192,500
Energy Transfer Partners LP Series A,
6.25%, 2/15/2023(b)(c)	200,000	189,875
Energy Ventures Gom LLC
11.00%, 2/15/2023(a)	100,000	108,000
Foresight Energy LLC
11.50%, 4/1/2023(a)	100,000	89,750
Genesis Energy LP
6.75%, 8/1/2022	350,000	358,750
Gulfport Energy Corp.
6.38%, 1/15/2026	200,000	194,000
Indigo Natural Resources LLC
6.88%, 2/15/2026(a)	250,000	243,125
Jonah Energy LLC
7.25%, 10/15/2025(a)	200,000	166,500
Jupiter Resources, Inc.
8.50%, 10/1/2022(a)	100,000	50,500
MEG Energy Corp.
7.00%, 3/31/2024(a)	400,000	363,500

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Murray Energy Corp.
11.25%, 4/15/2021(a)	100,000	69,500
NGL Energy Partners LP
7.50%, 11/1/2023	100,000	102,375
Parkland Fuel Corp.
6.00%, 4/1/2026(a)	100,000	98,875
PBF Holding Co. LLC
7.25%, 6/15/2025	200,000	209,750
PBF Logistics LP
6.88%, 5/15/2023	200,000	204,000
Peabody Energy Corp.
6.38%, 3/31/2025(a)	95,000	101,531
Sable Permian Resources Land LLC
7.38%, 11/1/2021(a)	200,000	125,000
Sanchez Energy Corp.
7.75%, 6/15/2021	200,000	174,000
SemGroup Corp.
5.63%, 11/15/2023	200,000	192,000
Southwestern Energy Co.
6.20%, 1/23/2025	200,000	197,750
Sunoco LP
4.88%, 1/15/2023(a)	200,000	197,044
Ultra Resources, Inc.
7.13%, 4/15/2025(a)	200,000	121,000

		5,056,775

Paper & Forest Products - 0.2%
Clearwater Paper Corp.
5.38%, 2/1/2025(a)	100,000	89,750

Personal Products - 1.0%
Avon Products, Inc.
7.00%, 3/15/2023(d)	200,000	166,500
Coty, Inc.
6.50%, 4/15/2026(a)	200,000	187,750
Revlon Consumer Products Corp.
5.75%, 2/15/2021(d)	200,000	153,500

		507,750

Pharmaceuticals - 1.9%
Bausch Health Cos., Inc.
5.88%, 5/15/2023(a)	500,000	482,125
6.13%, 4/15/2025(a)	500,000	470,625

		952,750

Professional Services - 0.5%
Jaguar Holding Co. II
6.38%, 8/1/2023(a)	250,000	252,423

Real Estate Management & Development - 1.8%
Five Point Operating Co. LP
7.88%, 11/15/2025(a)	200,000	203,500
Howard Hughes Corp. (The)
5.38%, 3/15/2025(a)	200,000	196,250
Hunt Cos., Inc.
6.25%, 2/15/2026(a)	100,000	93,000
Kennedy-Wilson, Inc.
5.88%, 4/1/2024	250,000	245,000

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® High Yield Value-Scored Bond Index Fund

July 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Real Estate Management & Development - (continued)
Realogy Group LLC
4.88%, 6/1/2023(a)	200,000	187,200

		924,950

Road & Rail - 0.8%
Avis Budget Car Rental LLC
5.50%, 4/1/2023	200,000	197,750
Neovia Logistics Services LLC
8.88%, 8/1/2020(a)	100,000	88,250
Watco Cos. LLC
6.38%, 4/1/2023(a)	100,000	102,250

		388,250

Semiconductors & Semiconductor Equipment - 0.4%
Sensata Technologies UK Financing Co. plc
6.25%, 2/15/2026(a)	200,000	210,750

Software - 1.1%
Infor US, Inc.
6.50%, 5/15/2022	200,000	203,500
j2 Cloud Services LLC
6.00%, 7/15/2025(a)	150,000	152,625
Veritas US, Inc.
10.50%, 2/1/2024(a)	250,000	211,250

		567,375

Specialty Retail - 2.3%
Guitar Center Escrow Issuer, Inc.
9.50%, 10/15/2021(a)	200,000	196,250
J. Crew Brand LLC
13.00%, 9/15/2021(a)	100,000	118,000
L Brands, Inc.
5.63%, 2/15/2022	250,000	255,938
Party City Holdings, Inc.
6.63%, 8/1/2026(a)	200,000	201,000
Penske Automotive Group, Inc.
5.50%, 5/15/2026	200,000	195,000
Staples, Inc.
8.50%, 9/15/2025(a)	200,000	188,500

		1,154,688

Thrifts & Mortgage Finance - 0.8%
Ladder Capital Finance Holdings LLLP
5.25%, 10/1/2025(a)	185,000	173,437
Provident Funding Associates LP
6.38%, 6/15/2025(a)	50,000	48,928
Quicken Loans, Inc.
5.75%, 5/1/2025(a)	200,000	200,300

		422,665

Tobacco - 0.5%
Alliance One International, Inc.
8.50%, 4/15/2021(a)	50,000	51,750
Vector Group Ltd.
6.13%, 2/1/2025(a)	200,000	194,000

		245,750

Trading Companies & Distributors - 0.7%
Ahern Rentals, Inc.
7.38%, 5/15/2023(a)	150,000	147,750

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Trading Companies & Distributors - (continued)
Fortress Transportation & Infrastructure Investors LLC
6.75%, 3/15/2022(a)	120,000	125,250
United Rentals North America, Inc.
4.88%, 1/15/2028	100,000	93,658

		366,658

Water Utilities - 0.3%
Core & Main LP
6.13%, 8/15/2025(a)	150,000	144,750

Wireless Telecommunication Services - 2.0%
Hughes Satellite Systems Corp.
6.63%, 8/1/2026	260,000	248,300
T-Mobile USA, Inc.
6.50%, 1/15/2026	400,000	420,500
Wind Tre SpA
5.00%, 1/20/2026(a)	365,000	329,522

		998,322

TOTAL CORPORATE BONDS (Cost $49,176,389)		49,131,977

Total Investments — 97.7% (Cost $49,176,389)		49,131,977
Other Assets Less Liabilities — 2.3%		1,136,013

Net Assets — 100.0%		50,267,990

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(b)	Perpetual security. The rate reflected was the rate in effect on July 31, 2018. The maturity date reflects the next call date.
(c)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(d)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of July 31, 2018.

Percentages shown are based on Net Assets

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

July 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 86.0%
Aerospace & Defense - 1.9%
General Dynamics Corp.
(ICE LIBOR USD 3 Month + 0.29%), 2.65%, 5/11/2020(a)	1,760,000	1,766,231
Spirit AeroSystems, Inc.
(ICE LIBOR USD 3 Month + 0.80%), 3.12%, 6/15/2021(a)	1,052,000	1,054,033
United Technologies Corp.
(ICE LIBOR USD 3 Month + 0.35%), 2.71%, 11/1/2019(a)	606,000	607,736

		3,428,000

Air Freight & Logistics - 1.8%
FedEx Corp.
8.00%, 1/15/2019	440,000	450,803
2.30%, 2/1/2020	1,144,000	1,134,723
United Parcel Service, Inc.
5.13%, 4/1/2019	440,000	447,301
(ICE LIBOR USD 3 Month + 0.38%), 2.71%, 5/16/2022(a)	1,207,000	1,216,665

		3,249,492

Asset Management & Custody Banks - 0.8%
Ares Capital Corp. 4.88%, 11/30/2018	1,492,000	1,501,710

Automobile Manufacturers - 1.6%
Daimler Finance North America LLC
(ICE LIBOR USD 3 Month + 0.39%), 2.75%, 5/4/2020(a)(b)	1,500,000	1,502,597
(ICE LIBOR USD 3 Month + 0.53%), 2.89%, 5/5/2020(a)(b)	606,000	608,188
Ford Motor Co.
6.50%, 8/1/2018	235,000	235,000
Toyota Motor Corp.
3.18%, 7/20/2021	550,000	551,019

		2,896,804

Automotive Retail - 0.4%
AutoZone, Inc.
7.13%, 8/1/2018	756,000	756,000

Biotechnology - 1.4%
Amgen, Inc.
(ICE LIBOR USD 3 Month + 0.32%), 2.67%, 5/10/2019(a)	1,044,000	1,046,287

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Biotechnology - (continued)
Gilead Sciences, Inc.
1.85%, 9/4/2018	191,000	190,909
(ICE LIBOR USD 3 Month + 0.17%), 2.49%, 9/20/2018(a)	853,000	853,077
1.85%, 9/20/2019	440,000	434,801

		2,525,074

Communications Equipment - 0.0%(c)
Cisco Systems, Inc.
(ICE LIBOR USD 3 Month + 0.50%), 2.80%, 3/1/2019(a)	93,000	93,338

Consumer Finance - 9.0%
American Express Co.
(ICE LIBOR USD 3 Month + 0.53%), 2.85%, 5/17/2021(a)	440,000	442,557
American Express Credit Corp.
(ICE LIBOR USD 3 Month + 0.49%), 2.83%, 8/15/2019(a)	540,000	542,072
(ICE LIBOR USD 3 Month + 0.43%), 2.75%, 3/3/2020(a)	1,207,000	1,211,801
2.38%, 5/26/2020	360,000	355,304
American Honda Finance Corp.
2.25%, 8/15/2019	1,000,000	995,984
(ICE LIBOR USD 3 Month + 0.34%), 2.70%, 2/14/2020(a)	410,000	411,044
(ICE LIBOR USD 3 Month + 0.26%), 2.60%, 6/16/2020(a)	900,000	902,490
(ICE LIBOR USD 3 Month + 0.27%), 2.62%, 7/20/2020(a)	1,265,000	1,266,881
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.95%), 3.28%, 3/9/2022(a)	520,000	522,987
Caterpillar Financial Services Corp.
(ICE LIBOR USD 3 Month + 0.28%), 2.61%, 3/22/2019(a)	704,000	704,887
Ford Motor Credit Co. LLC Series 1,
(ICE LIBOR USD 3 Month + 0.83%), 3.16%, 3/12/2019(a)	1,000,000	1,003,150
1.90%, 8/12/2019	250,000	247,142
General Motors Financial Co., Inc.
3.10%, 1/15/2019	664,000	665,429
2.40%, 5/9/2019	880,000	878,569
2.45%, 11/6/2020	989,000	966,088

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund (cont.)

July 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Consumer Finance - (continued)
HSBC USA, Inc.
2.38%, 11/13/2019	1,000,000	993,021
John Deere Capital Corp.
1.95%, 12/13/2018	13,000	12,973
(ICE LIBOR USD 3 Month + 0.30%), 2.63%, 3/13/2020(a)	298,000	298,952
(ICE LIBOR USD 3 Month + 0.29%), 2.62%, 6/22/2020(a)	792,000	794,049
PACCAR Financial Corp.
(ICE LIBOR USD 3 Month + 0.26%), 2.61%, 5/10/2021(a)	1,502,000	1,507,372
Toyota Motor Credit Corp.
(ICE LIBOR USD 3 Month + 0.10%), 2.43%, 1/10/2020(a)	968,000	969,920
(ICE LIBOR USD 3 Month + 0.26%), 2.60%, 4/17/2020(a)	1,028,000	1,031,040

		16,723,712

Distillers & Vintners - 0.3%
Diageo Capital plc
(ICE LIBOR USD 3 Month + 0.24%), 2.57%, 5/18/2020(a)	550,000	550,819

Diversified Banks - 24.4%
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.38%), 2.73%, 1/23/2022(a)	2,274,000	2,267,762
Bank of Montreal
1.75%, 9/11/2019	2,345,000	2,316,656
Bank of Nova Scotia (The)
(ICE LIBOR USD 3 Month + 0.29%), 2.63%, 1/8/2021(a)	880,000	878,497
Banque Federative du Credit Mutuel SA
(ICE LIBOR USD 3 Month + 0.96%), 3.31%, 7/20/2023(a)(b)	2,000,000	2,018,049
Barclays Bank plc
(ICE LIBOR USD 3 Month + 0.65%), 3.01%, 8/7/2020(a)	486,000	487,932
Canadian Imperial Bank of Commerce
(ICE LIBOR USD 3 Month + 0.72%), 3.05%, 6/16/2022(a)	1,634,000	1,646,207
Citibank NA
(ICE LIBOR USD 3 Month + 0.57%), 2.92%, 7/23/2021(a)	900,000	903,388
Citigroup, Inc.
2.05%, 12/7/2018	150,000	149,833

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Diversified Banks - (continued)
2.50%, 7/29/2019	232,000	231,369
(ICE LIBOR USD 3 Month + 0.96%), 3.30%, 4/25/2022(a)	285,000	288,408
Cooperatieve Rabobank UA
(ICE LIBOR USD 3 Month + 0.43%), 2.76%, 4/26/2021(a)	1,270,000	1,272,114
Credit Agricole SA
(ICE LIBOR USD 3 Month + 1.02%), 3.36%, 4/24/2023(a)(b)	100,000	100,198
DBS Group Holdings Ltd.
(ICE LIBOR USD 3 Month + 0.49%), 2.81%, 6/8/2020(a)(b)	100,000	100,226
Fifth Third Bank
(ICE LIBOR USD 3 Month + 0.25%), 2.59%, 10/30/2020(a)	1,500,000	1,499,015
HSBC Holdings plc
(ICE LIBOR USD 3 Month + 0.60%), 2.93%, 5/18/2021(a)	2,000,000	2,006,915
Intesa Sanpaolo SpA
3.88%, 1/15/2019	625,000	625,834
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 0.68%), 2.98%, 6/1/2021(a)	658,000	661,849
KeyBank NA
1.60%, 8/22/2019	1,140,000	1,126,526
Lloyds Bank plc
(ICE LIBOR USD 3 Month + 0.49%), 2.85%, 5/7/2021(a)	1,760,000	1,767,614
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.65%), 2.98%, 7/26/2021(a)	1,400,000	1,405,820
National Australia Bank Ltd.
(ICE LIBOR USD 3 Month + 0.58%), 2.90%, 9/20/2021(a)(b)	650,000	652,222
National Bank of Canada
2.10%, 12/14/2018	470,000	469,347
(ICE LIBOR USD 3 Month + 0.56%), 2.89%, 6/12/2020(a)	700,000	704,141
Royal Bank of Canada
(ICE LIBOR USD 3 Month + 0.53%), 2.87%, 3/15/2019(a)	129,000	129,443
(ICE LIBOR USD 3 Month + 0.38%), 2.70%, 3/2/2020(a)	1,014,000	1,016,817
Santander UK plc
2.35%, 9/10/2019	792,000	786,991

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund (cont.)

July 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Diversified Banks - (continued)
(ICE LIBOR USD 3 Month + 0.62%), 2.92%, 6/1/2021(a)	2,400,000	2,415,210
Skandinaviska Enskilda Banken AB
(ICE LIBOR USD 3 Month + 0.43%), 2.75%, 5/17/2021(a)(b)	2,900,000	2,901,839
Sumitomo Mitsui Banking Corp.
(ICE LIBOR USD 3 Month + 0.35%), 2.69%, 1/17/2020(a)	250,000	250,479
Sumitomo Mitsui Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.86%), 3.20%, 7/19/2023(a)	2,100,000	2,114,696
Sumitomo Mitsui Trust Bank Ltd.
(ICE LIBOR USD 3 Month + 0.51%), 2.82%, 3/6/2019(a)(b)	250,000	250,551
Svenska Handelsbanken AB
(ICE LIBOR USD 3 Month + 0.47%), 2.80%, 5/24/2021(a)	2,500,000	2,508,492
Toronto-Dominion Bank (The)
(ICE LIBOR USD 3 Month + 0.43%), 2.76%, 6/11/2021(a)	900,000	902,028
US Bancorp
(ICE LIBOR USD 3 Month + 0.40%), 2.74%, 4/25/2019(a)	358,000	358,900
US Bank NA
(ICE LIBOR USD 3 Month + 0.13%), 2.46%, 1/17/2020(a)	750,000	749,838
2.35%, 1/23/2020	250,000	247,600
2.00%, 1/24/2020	740,000	729,801
(ICE LIBOR USD 3 Month + 0.29%), 2.62%, 5/21/2021(a)	2,200,000	2,201,764
Wells Fargo & Co.
Series N, 2.15%, 1/30/2020	12,000	11,842
Wells Fargo Bank NA
(ICE LIBOR USD 3 Month + 0.50%), 2.85%, 7/23/2021(a)	2,400,000	2,407,460
Westpac Banking Corp.
1.65%, 5/13/2019	150,000	148,796
(ICE LIBOR USD 3 Month + 0.43%), 2.74%, 3/6/2020(a)	457,000	458,637
(ICE LIBOR USD 3 Month + 0.28%), 2.62%, 5/15/2020(a)	927,000	927,961

		45,099,067

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Diversified Capital Markets - 0.3%
UBS AG
(ICE LIBOR USD 3 Month + 0.48%), 2.78%, 12/1/2020(a)(b)	500,000	500,764

Diversified Chemicals - 0.6%
Eastman Chemical Co.
2.70%, 1/15/2020	375,000	372,827
EI du Pont de Nemours & Co.
(ICE LIBOR USD 3 Month + 0.53%), 2.89%, 5/1/2020(a)	740,000	744,298

		1,117,125

Drug Retail - 0.1%
Walgreens Boots Alliance, Inc.
2.70%, 11/18/2019	240,000	239,419

Electric Utilities - 1.8%
Duke Energy Corp.
5.05%, 9/15/2019	110,000	112,404
Pacific Gas & Electric Co.
(ICE LIBOR USD 3 Month + 0.23%), 2.55%, 11/28/2018(a)	2,000,000	1,994,068
Southern Co. (The)
1.85%, 7/1/2019	1,325,000	1,315,037

		3,421,509

Electronic Components - 0.5%
Amphenol Corp.
2.55%, 1/30/2019	989,000	988,151

Environmental & Facilities Services - 0.2%
Republic Services, Inc.
5.50%, 9/15/2019	335,000	344,289

Fertilizers & Agricultural Chemicals - 1.1%
Nutrien Ltd.
6.50%, 5/15/2019	2,001,000	2,055,632

Financial Exchanges & Data - 0.2%
Nasdaq, Inc.
(ICE LIBOR USD 3 Month + 0.39%), 2.72%, 3/22/2019(a)	352,000	352,493

Food Distributors - 0.6%
Sysco Corp.
2.60%, 10/1/2020	1,144,000	1,129,214

Food Retail - 0.9%
Kroger Co. (The)
2.00%, 1/15/2019	1,713,000	1,706,192

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund (cont.)

July 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
General Merchandise Stores - 0.3%
Dollar Tree, Inc.
(ICE LIBOR USD 3 Month + 0.70%), 3.04%, 4/17/2020(a)	476,000	477,022

Health Care Distributors - 1.8%
Cardinal Health, Inc.
1.95%, 6/14/2019	1,678,000	1,666,707
McKesson Corp.
2.28%, 3/15/2019	1,675,000	1,671,551

		3,338,258

Health Care Services - 0.8%
CVS Health Corp.
(ICE LIBOR USD 3 Month + 0.63%), 2.96%, 3/9/2020(a)	1,265,000	1,271,433
3.13%, 3/9/2020	225,000	225,027

		1,496,460

Home Improvement Retail - 0.6%
Home Depot, Inc. (The)
2.00%, 6/15/2019	53,000	52,758
(ICE LIBOR USD 3 Month + 0.15%), 2.47%, 6/5/2020(a)	197,000	197,602
Lowe’s Cos., Inc.
(ICE LIBOR USD 3 Month + 0.42%), 2.75%, 9/10/2019(a)	789,000	792,026

		1,042,386

Homebuilding - 0.4%
DR Horton, Inc.
3.75%, 3/1/2019	217,000	217,550
2.55%, 12/1/2020	568,000	556,260

		773,810

Household Products - 0.7%
Church & Dwight Co., Inc.
(ICE LIBOR USD 3 Month + 0.15%), 2.49%, 1/25/2019(a)	290,000	290,044
Kimberly-Clark Corp.
1.90%, 5/22/2019	605,000	601,579
Procter & Gamble Co. (The)
(ICE LIBOR USD 3 Month + 0.27%), 2.63%, 11/1/2019(a)	489,000	491,173

		1,382,796

Industrial Conglomerates - 2.3%
General Electric Co.
(ICE LIBOR USD 3 Month + 0.51%), 2.85%, 1/14/2019(a)	463,000	463,604
Honeywell International, Inc.
1.40%, 10/30/2019	1,041,000	1,024,209
(ICE LIBOR USD 3 Month + 0.04%), 2.38%, 10/30/2019(a)	1,317,000	1,319,037

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Industrial Conglomerates - (continued)
Roper Technologies, Inc.
2.05%, 10/1/2018	1,367,000	1,365,935

		4,172,785

Industrial Machinery - 1.8%
Illinois Tool Works, Inc.
6.25%, 4/1/2019	1,024,000	1,050,160
Stanley Black & Decker, Inc.
1.62%, 11/17/2018	2,362,000	2,354,846

		3,405,006

Integrated Oil & Gas - 0.7%
Chevron Corp.
(ICE LIBOR USD 3 Month + 0.21%), 2.53%, 3/3/2020(a)	658,000	659,755
Enterprise Products Operating LLC
5.25%, 1/31/2020	703,000	724,311

		1,384,066

Integrated Telecommunication Services - 0.4%
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 0.55%), 2.88%, 5/22/2020(a)	704,000	708,954

Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc.
2.60%, 12/5/2019	2,855,000	2,851,623

Internet Software & Services - 0.4%
eBay, Inc.
2.20%, 8/1/2019	314,000	312,357
Tencent Holdings Ltd.
(ICE LIBOR USD 3 Month + 0.61%), 2.95%, 1/19/2023(a)(b)	455,000	454,856

		767,213

Investment Banking & Brokerage - 3.4%
Charles Schwab Corp. (The)
(ICE LIBOR USD 3 Month + 0.32%), 2.65%, 5/21/2021(a)	799,000	802,160
Goldman Sachs Bank USA
3.20%, 6/5/2020	350,000	350,752
Goldman Sachs Group, Inc. (The)
7.50%, 2/15/2019	1,439,000	1,476,330
1.95%, 7/23/2019	390,000	387,077
(ICE LIBOR USD 3 Month + 0.78%), 3.12%, 10/31/2022(a)	218,000	218,579
Morgan Stanley
2.50%, 1/24/2019	1,777,000	1,777,113
2.38%, 7/23/2019	470,000	468,262
5.63%, 9/23/2019	130,000	133,844
5.50%, 1/26/2020	430,000	444,446
(ICE LIBOR USD 3 Month + 0.55%), 2.90%, 2/10/2021(a)	306,000	306,601

		6,365,164

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund (cont.)

July 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Life & Health Insurance - 0.1%
Prudential Financial, Inc.
7.38%, 6/15/2019	100,000	103,924

Multi-line Insurance - 0.2%
American International Group, Inc.
2.30%, 7/16/2019	325,000	323,672

Multi-Sector Holdings - 0.1%
Berkshire Hathaway, Inc.
2.10%, 8/14/2019	230,000	228,823

Multi-Utilities - 0.9%
Dominion Energy, Inc.
Series A, 1.88%, 1/15/2019	1,020,000	1,016,468
Sempra Energy
(ICE LIBOR USD 3 Month + 0.25%), 2.59%, 7/15/2019(a)	632,000	632,079

		1,648,547

Oil & Gas Equipment & Services - 0.7%
Schlumberger Finance Canada Ltd.
2.20%, 11/20/2020(b)	1,053,000	1,025,624
Schlumberger Holdings Corp.
2.35%, 12/21/2018(b)	243,000	242,839

		1,268,463

Oil & Gas Refining & Marketing - 0.1%
Phillips 66
(ICE LIBOR USD 3 Month + 0.60%), 2.92%, 2/26/2021(a)	98,000	98,166

Other Diversified Financial Services - 0.6%
JPMorgan Chase Bank NA
(ICE LIBOR USD 3 Month + 0.29%), 2.65%, 2/1/2021(a)	1,105,000	1,106,911
Siemens Financieringsmaatschappij NV
(ICE LIBOR USD 3 Month + 0.34%), 2.67%, 3/16/2020(a)(b)	45,000	45,160

		1,152,071

Packaged Foods & Meats - 5.1%
General Mills, Inc.
5.65%, 2/15/2019	704,000	714,439
Hershey Co. (The)
1.60%, 8/21/2018	1,217,000	1,216,397
JM Smucker Co. (The)
2.20%, 12/6/2019	1,757,000	1,738,504
Kellogg Co.
3.25%, 5/14/2021	850,000	848,698
Mondelez International Holdings Netherlands BV
1.63%, 10/28/2019(b)	1,140,000	1,120,954

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Packaged Foods & Meats - (continued)
Mondelez International, Inc.
(ICE LIBOR USD 3 Month + 0.52%), 2.88%, 2/1/2019(a)	1,232,000	1,234,109
Tyson Foods, Inc.
2.65%, 8/15/2019	240,000	239,439
(ICE LIBOR USD 3 Month + 0.55%), 2.87%, 6/2/2020(a)	2,249,000	2,257,647
(ICE LIBOR USD 3 Month + 0.45%), 2.78%, 8/21/2020(a)	134,000	134,416

		9,504,603

Pharmaceuticals - 2.7%
AstraZeneca plc 1.75%, 11/16/2018	257,000	256,471
(ICE LIBOR USD 3 Month + 0.53%), 2.86%, 11/16/2018(a)	1,036,000	1,037,507
Bayer US Finance II LLC
(ICE LIBOR USD 3 Month + 0.63%), 2.97%, 6/25/2021(a)(b)	3,000,000	3,022,391
GlaxoSmithKline Capital plc
(ICE LIBOR USD 3 Month + 0.35%), 2.69%, 5/14/2021(a)	730,000	734,163

		5,050,532

Property & Casualty Insurance - 1.1%
Allstate Corp. (The)
(ICE LIBOR USD 3 Month + 0.43%), 2.76%, 3/29/2021(a)	1,088,000	1,089,874
Berkshire Hathaway Finance Corp.
(ICE LIBOR USD 3 Month + 0.69%), 3.03%, 3/15/2019(a)	486,000	488,025
(ICE LIBOR USD 3 Month + 0.32%), 2.65%, 1/10/2020(a)	368,000	369,393

		1,947,292

Regional Banks - 3.9%
Bank of America NA
2.05%, 12/7/2018	1,500,000	1,498,608
Capital One NA
1.85%, 9/13/2019	250,000	246,898
Manufacturers & Traders Trust Co.
(ICE LIBOR USD 3 Month + 0.27%), 2.61%, 1/25/2021(a)	2,500,000	2,499,580
PNC Bank NA
2.40%, 10/18/2019	850,000	845,484
(ICE LIBOR USD 3 Month + 0.36%), 2.69%, 5/19/2020(a)	900,000	903,508

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund (cont.)

July 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Regional Banks - (continued)
SunTrust Bank
(ICE LIBOR USD 3 Month + 0.59%), 2.94%, 8/2/2022(a)	1,300,000	1,300,797

		7,294,875

Restaurants - 1.1%
McDonald’s Corp.
2.10%, 12/7/2018	1,523,000	1,520,793
5.00%, 2/1/2019	455,000	460,025

		1,980,818

Semiconductors - 1.1%
Intel Corp.
(ICE LIBOR USD 3 Month + 0.08%), 2.44%, 5/11/2020(a)	1,962,000	1,967,139

Soft Drinks - 0.2%
Keurig Dr Pepper, Inc.
3.55%, 5/25/2021(b)	306,000	307,210

Specialized Finance - 0.3%
Shell International Finance BV
(ICE LIBOR USD 3 Month + 0.58%), 2.93%, 11/10/2018(a)	606,000	607,004

Specialty Chemicals - 0.1%
Ecolab, Inc.
2.00%, 1/14/2019	124,000	123,872

Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co.
2.85%, 10/5/2018(d)	665,000	665,298

Trading Companies & Distributors - 2.1%
Air Lease Corp.
3.38%, 1/15/2019	2,355,000	2,358,933
Aviation Capital Group LLC
(ICE LIBOR USD 3 Month + 0.67%), 3.01%, 7/30/2021(a)(b)	1,500,000	1,503,392

		3,862,325

Trucking - 2.2%
Penske Truck Leasing Co. LP
3.05%, 1/9/2020(b)	585,000	581,474
Ryder System, Inc.
2.45%, 11/15/2018	440,000	439,855
2.35%, 2/26/2019	301,000	300,131
2.55%, 6/1/2019	699,000	697,509
2.45%, 9/3/2019	134,000	133,159
3.50%, 6/1/2021	2,000,000	2,003,056

		4,155,184

TOTAL CORPORATE BONDS (Cost $159,015,874)		159,134,165

Investments	Principal Amount ($)	Value ($)
ASSET-BACKED SECURITIES - 8.2%
American Express Credit Account Master Trust
Series 2017-6, Class A, 2.04%, 5/15/2023	1,000,000	979,985
Series 2017-2, Class A, 2.52%, 9/16/2024(e)	2,000,000	2,015,906
Americredit Automobile Receivables Trust
Series 2018-1, Class A2A, 2.71%, 7/19/2021	670,000	669,347
CarMax Auto Owner Trust
Series 2017-1, Class A2, 1.54%, 2/18/2020	266,255	265,932
Series 2018-3, Class A2A, 2.88%, 10/15/2021	2,000,000	1,999,824
CNH Equipment Trust
Series 2018-A, Class A2, 2.78%, 8/16/2021	1,000,000	1,000,214
Drive Auto Receivables Trust
Series 2018-3, Class A2, 2.75%, 10/15/2020	2,000,000	2,000,067
GM Financial Consumer Automobile Receivables Trust
Series 2018-3, Class A2A, 2.74%, 7/16/2021	1,800,000	1,799,581
Honda Auto Receivables Owner Trust
Series 2018-2, Class A2, 2.66%, 12/18/2020	3,000,000	2,997,856
Hyundai Auto Lease Securitization Trust
Series 2017-A, Class A2B, 2.37%, 7/15/2019(b)(e)	143,663	143,684
John Deere Owner Trust 2017
Series 2017-A, Class A2, 1.50%, 10/15/2019	281,285	280,910
Volkswagen Auto Loan Enhanced Trust
Series 2018-1, Class A2A, 2.81%, 7/20/2021	1,000,000	999,606

TOTAL ASSET-BACKED SECURITIES (Cost $15,160,777)		15,152,912

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
Holmes Master Issuer plc
Series 2018-1A, Class A2, 2.70%, 10/15/2054(b)(e)	400,000	400,017
Silverstone Master Issuer plc
Series 2018-1A, Class 1A, 2.73%, 1/21/2070(b)(e)	1,100,000	1,100,267

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,500,000)		1,500,284

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund (cont.)

July 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
FOREIGN GOVERNMENT SECURITIES - 0.7%
Japan Bank for International Cooperation
(ICE LIBOR USD 3 Month + 0.57%), 2.90%, 2/24/2020(a) (Cost $1,300,000)	1,300,000	1,308,628

SHORT-TERM INVESTMENTS - 5.6%
COMMERCIAL PAPER - 5.6%
AT&T, Inc.
3.09%, 5/30/2019(f)(g)	3,000,000	2,927,911
Atlantic City Electric Co.
2.17%, 8/1/2018(g)	2,500,000	2,499,848
Campbell Soup Co.
2.51%, 10/3/2018(f)(g)	3,400,000	3,385,270
Public Service Electric & Gas Co.
2.16%, 8/7/2018(g)	1,500,000	1,499,357

TOTAL COMMERCIAL PAPER (Cost $10,309,085)		10,312,386

Total Investments — 101.3% (Cost $187,285,736)		187,408,375
Liabilities in excess of other assets — (1.3%)		(2,356,043)

Net Assets — 100.0%		185,052,332

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2018.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)	Represents less than 0.05% of net assets.
(d)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of July 31, 2018.

(e)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2018.

(f)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.
(g)	The rate shown was the current yield as of July 31, 2018.

Percentages shown are based on Net Assets.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund (cont.)

July 31, 2018 (Unaudited)

FlexShares® Ready Access Variable Income Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2018:

Australia	1.2%
Canada	5.5
China	0.3
France	1.1
Germany	2.8
Italy	0.3
Japan	3.2
Netherlands	1.0
Singapore	0.1
Sweden	2.9
Switzerland	0.3
United Kingdom	6.2
United States	76.4
Other[1]	(1.3)

100.0%

[1]	Includes any non-fixed-income securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Core Select Bond Fund

July 31, 2018 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 99.0%
FlexShares Credit-Scored US Corporate Bond Index Fund(a)	189,842	9,326,937
FlexShares Credit-Scored US Long Corporate Bond Index Fund(a)	108,496	5,498,577
FlexShares Disciplined Duration MBS Index Fund(a)	501,202	11,557,718
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund(a)	6,754	162,704
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund(a)	6,647	162,513
FlexShares Ready Access Variable Income Fund(a)	7,566	571,489
iShares 1-3 Year Credit Bond ETF	14,141	1,466,563
iShares 20+ Year Treasury Bond ETF	1,832	219,290
iShares 3-7 Year Treasury Bond ETF	25,397	3,034,180
iShares 7-10 Year Treasury Bond ETF	2,958	301,065

TOTAL EXCHANGE TRADED FUNDS (Cost $32,662,659)		32,301,036

	Principal Amount ($)
SHORT-TERM INVESTMENTS - 0.2%
U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bills 1.99%, 11/8/2018(b) (Cost $64,647)	65,000	64,644

Total Investments — 99.2% (Cost $32,727,306)		32,365,680
Other Assets Less Liabilities — 0.8%		265,054

Net Assets — 100.0%		32,630,734

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Funds.
(b)	The rate shown was the current yield as of July 31, 2018.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Core Select Bond Fund (cont.)

July 31, 2018 (Unaudited)

As of July 31, 2018, the FlexShares Core Select Bond Fund was invested in securities of affiliated FlexShares Funds. The Schedules of Investments of the affiliated FlexShares Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ending July 31, 2018, was as follows:

Security	Value October 31, 2017	Purchases at Cost	Sales Proceeds	Shares July 31, 2018	Value July 31, 2018	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain/(Loss)
FlexShares Credit-Scored US Corporate Bond Index Fund	$1,162,832	$9,556,875	$1,251,358	189,842	$9,326,937	$(111,044)	$98,295	$(30,368)
FlexShares Credit-Scored US Long Corporate Bond Index Fund	636,232	5,856,501	852,795	108,496	5,498,577	(102,766)	81,582	(38,595)
FlexShares Disciplined Duration MBS Index Fund	1,159,915	11,051,054	490,380	501,202	11,557,718	(151,650)	137,498	(11,221)
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	—	961,924	793,251	6,754	162,704	(375)	7,217	(5,594)
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	141,132	1,045,757	1,017,129	6,647	162,513	1,074	7,926	(8,321)
FlexShares Ready Access Variable Income Fund	262,297	1,660,172	1,351,493	7,566	571,489	1,479	5,887	(966)

	$3,362,408	$30,132,283	$5,756,406	820,507	$27,279,938	$(363,282)	$338,405	$(95,065)

See Accompanying Notes to the Schedules of Investments.

FlexShares® Trust

Notes to the Schedules of Investments

July 31, 2018 (Unaudited)

Significant Accounting Policies

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”) or (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Company Modernization

On October 13, 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amended existing rules and forms, to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosure about derivatives in a Fund’s financial statements, as well as other amendments. The Funds have updated disclosure in these reports to reflect the amendments, which were effective August 1, 2017. The compliance date for the new form types and other rule amendments is on or after June 1, 2018. Management is evaluating the new and amended rules and forms that are effective on or after June 1, 2018 to determine the impact to the Funds.

Investment Valuation

Each Fund’s Net Asset Value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading, based on prices at the time of closing provided that any U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV of a fund is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The investments of the Funds are valued at fair value pursuant to the pricing policy and procedures approved by the Board of Trustees. The Funds’ investments are valued using market quotations when available. When market quotations are not readily available, are deemed unreliable, or do not reflect material events occurring between the close of local markets and the time of valuation, the Funds value securities at fair value as determined in good faith in accordance with the Funds’ fair value pricing procedures as approved by the Board of Trustees. Such circumstances includes periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news affecting an issuer is released, such as government approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other investment companies and investors to price the same investments. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security may be materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by an Index Fund’s Underlying Index. This difference may adversely affect an Index Fund’s ability to track its Underlying Index. Portfolio securities of certain Funds are listed on foreign exchanges and their value may change on days when shareholders will not be able to purchase or sell Fund shares.

Security prices are generally provided by independent pricing services. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or American Depositary Receipts (“ADRs”), are valued at the closing price, or last sale price, reported on the exchange or system where the security is principally traded. The closing price for securities traded on the NASDAQ/NMS is the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value is determined

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2018 (Unaudited)

with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security is valued at fair value pursuant to the Trust’s fair value procedures.

Securities that are traded regularly in the over-the-counter market (other than the NASDAQ/NMS), including securities listed on exchanges but primarily traded over-the-counter, are valued on the basis of bid quotes or the mean between the bid and asked quotes based upon quotes furnished by one or more broker-dealers or market makers for those securities. Securities that may be traded over-the-counter include equity securities, fixed-income securities, non-exchange-listed foreign securities, and certain derivative instruments. Fixed income securities may be valued using prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models, as well as recent market transactions for the same or similar assets, to derive values when such prices are believed to reflect fair market values of such securities. Such prices may be determined by taking into account securities prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. Fixed-income securities maturing within a relatively short period, less than 60 days, are valued at amortized cost when it approximates fair value.

Foreign equity securities are generally priced at the closing price or last sales price reported on the foreign exchange on which they are principally traded. If there have been no sales for that day on the primary exchange, then the value is determined with reference to the last sale price on any other exchange. If there have been no sales of the security for that day on any exchange, the security will be valued at fair value pursuant to the Trust’s fair value procedures. Spot and forward foreign currency exchange contracts generally are valued using an independent pricing service. The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by Northern Trust Investments, Inc. (“NTI”) as Investment Adviser. Any use of a different rate from the rates used by the Index Provider may adversely affect the Fund’s ability to track its Underlying Index. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Exchange-traded financial futures and options thereon are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. If there was no sale on that day, and for other non-exchange traded derivatives, the contract is valued at fair value pursuant to the Trust’s fair value procedures.

Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ administrator to calculate the NAV per share of the Funds is subject to operational risks associated with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of the Funds’ NAVs and/or the inability to calculate NAV over extended time periods. The Funds may be unable to recover any losses associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining the Funds’ NAVs.

NTI has established a pricing and valuation committee (the “Northern Trust Asset Management PVC”) whose membership includes representatives of NTI. The Northern Trust Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board of Trustees’ oversight.

The Northern Trust Asset Management PVC is responsible for making the determination of the fair value of a security. In making its determination, the Northern Trust Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI monitors markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Northern Trust Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2018 (Unaudited)

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost, as long as amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations.

The following is a summary of the valuations as of July 31, 2018 for each Fund based upon the three levels defined above. During the period ended July 31, 2018, there were two Level 3 securities. All the transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their current value. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.

	Level 1 – Quoted Prices[a]	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares Morningstar US Market Factor Tilt Index Fund
Investments
Common Stocks*	$1,271,454,015	$—	$—	$1,271,454,015
Rights	—	—	24,038	24,038
Securities Lending Reinvestments
Bank Notes	—	2,000,000	—	2,000,000
Certificates of Deposit	—	41,002,794	—	41,002,794
Commercial Paper	—	10,991,817	—	10,991,817
Funding Agreements	—	3,000,000	—	3,000,000
Repurchase Agreements	—	39,711,412	—	39,711,412

Total Investments	$1,271,454,015	$96,706,023	$24,038	$1,368,184,076

Other Financial Instruments
Assets
Futures Contracts	$145,778	$—	$—	$145,778
Liabilities
Futures Contracts	(16,799)	—	—	(16,799)

Total Other Financial Instruments	$128,979	$—	$—	$128,979

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

FlexShares Morningstar US Market Factor Tilt Index Fund
Balance as of 10/31/2017	$15,787
Total gain or loss (realized/unrealized included in earnings)	8,251
Purchases†	—
Sales††	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 07/31/2018	$24,038

The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at 07/31/2018.	$8,251

Contingent Value Rights	Fair Value at 07/31/2018	Valuation Techniques	Unobservable Inputs	Sensitivity [1,2]
Media General, Inc.	$2,226	Income Approach	Estimated Recovery Value	1
Dyax Corp.	$21,812	Discounted Cash Flow Analysis	Discount Rate and Projected Cash Flows	2

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs[b]	Level 3 – Significant Unobservable Inputs	Total
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund
Investments
Closed End Funds	$929,722	$—	$—	$929,722
Common Stocks
Construction & Engineering	28,853,875	79,705	—	28,933,580
Electric Utilities	12,136,373	36,578	—	12,172,951
Health Care Providers & Services	6,306,781	34,996	—	6,341,777
Insurance	52,058,304	222,152	—	52,280,456
Marine	3,261,973	73,638	—	3,335,611
Oil, Gas & Consumable Fuels	58,228,806	9,586	—	58,238,392
Pharmaceuticals	38,594,138	10	—	38,594,148
Other*	847,106,778	—	—	847,106,778
Rights	—	—	—	—
Securities Lending Reinvestments
Repurchase Agreements	—	17,300,605	—	17,300,605

Total Investments	$1,047,476,750	$17,757,270	$—	$1,065,234,020

Other Financial Instruments
Assets
Futures Contracts	$236,908	$—	$—	$236,908
Forward Foreign Currency Contracts	—	49,861	—	49,861
Liabilities
Forward Foreign Currency Contracts	—	(147,073)	—	(147,073)

Total Other Financial Instruments	$236,908	$(97,212)	$—	$139,696

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2018 (Unaudited)

	Level 1 – Quoted Prices[c]	Level 2 – Other Significant Observable Inputs[d]	Level 3 – Significant Unobservable Inputs	Total
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund
Investments
Common Stocks
Construction Materials	$11,416,136	$96,045	$—	$11,512,181
Food & Staples Retailing	6,574,455	857	—	6,575,312
Food Products	16,254,442	34,745	—	16,289,187
Health Care Equipment & Supplies	580,646	2,825	—	583,471
Hotels, Restaurants & Leisure	4,461,703	43,132	—	4,504,835
Pharmaceuticals	6,662,976	255,303	—	6,918,279
Real Estate Management & Development	35,279,875	35,797	—	35,315,672
Specialty Retail	6,466,000	19,859	—	6,485,859
Technology Hardware, Storage & Peripherals	22,677,038	29,912	—	22,706,950
Textiles, Apparel & Luxury Goods	13,576,428	165,541	—	13,741,969
Transportation Infrastructure	9,293,168	501,803	—	9,794,971
Other*	516,488,453	—	—	516,488,453
Corporate Bonds*	—	9,887	—	9,887
Rights	—	2,676	—	2,676
Securities Lending Reinvestments
Repurchase Agreements	—	620,039	—	620,039

Total Investments	$649,731,320	$1,818,421	$—	$651,549,741

Other Financial Instruments
Assets
Futures Contracts	$142,010	$—	$—	$142,010
Forward Foreign Currency Contracts	—	67,998	—	67,998
Liabilities
Forward Foreign Currency Contracts	—	(5,484)	—	(5,484)

Total Other Financial Instruments	$142,010	$62,514	$—	$204,524

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund
Investments
Exchange Traded Funds	$10,062,709	$—	$—	$10,062,709

Total Investments	$10,062,709	$—	$—	$10,062,709

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$7,877	$—	$7,877
Liabilities
Forward Foreign Currency Contracts	—	(17,155)	—	(17,155)

Total Other Financial Instruments	$—	$(9,278)	$—	$(9,278)

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2018 (Unaudited)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund
Investments
Exchange Traded Funds	$33,163,475	$—	$—	$33,163,475

Total Investments	$33,163,475	$—	$—	$33,163,475

Other Financial Instruments
Assets
Futures Contracts	$1,452	$—	$—	$1,452
Forward Foreign Currency Contracts	—	11,250	—	11,250
Liabilities
Forward Foreign Currency Contracts	—	(186,435)	—	(186,435)

Total Other Financial Instruments	$1,452	$(175,185)	$—	$(173,733)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares US Quality Large Cap Index Fund
Investments
Common Stocks*	$54,812,570	$—	$—	$54,812,570

Total Investments	$54,812,570	$—	$—	$54,812,570

Other Financial Instruments
Assets
Futures Contracts	$4,301	$—	$—	$4,301

Total Other Financial Instruments	$4,301	$—	$—	$4,301

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares STOXX® US ESG Impact Index Fund
Investments
Common Stocks*	$26,073,797	$—	$—	$26,073,797

Total Investments	$26,073,797	$—	$—	$26,073,797

Other Financial Instruments
Assets
Futures Contracts	$8,214	$—	$—	$8,214

Total Other Financial Instruments	$8,214	$—	$—	$8,214

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares STOXX® Global ESG Impact Index Fund
Investments
Common Stocks
Electric Utilities	$481,601	$4,334	$—	$485,935
Other*	76,156,419	—	—	76,156,419

Total Investments	$76,638,020	$4,334	$—	$76,642,354

Other Financial Instruments
Assets
Futures Contracts	$11,681	$—	$—	$11,681

Total Other Financial Instruments	$11,681	$—	$—	$11,681

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2018 (Unaudited)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares Morningstar Global Upstream Natural Resources Index Fund
Investments
Common Stocks*	$5,781,786,367	$—	$—	$5,781,786,367
Securities Lending Reinvestments
Bank Notes	—	3,000,000	—	3,000,000
Certificates of Deposit	—	43,503,509	—	43,503,509
Commercial Paper	—	14,982,769	—	14,982,769
Funding Agreements	—	3,000,000	—	3,000,000
Repurchase Agreements	—	46,937,158	—	46,937,158

Total Investments	$5,781,786,367	$111,423,436	$—	$5,893,209,803

Other Financial Instruments
Assets
Futures Contracts	$381,456	$—	$—	$381,456
Forward Foreign Currency Contracts	—	320,896	—	320,896
Liabilities
Futures Contracts	(15,679)	—	—	(15,679)
Forward Foreign Currency Contracts	—	(500,874)	—	(500,874)

Total Other Financial Instruments	$365,777	$(179,978)	$—	$185,799

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs[e]	Level 3 – Significant Unobservable Inputs	Total
FlexShares STOXX® Global Broad Infrastructure Index Fund
Investments
Common Stocks
Commercial Services & Supplies	$26,952,748	$168,892	$—	$27,121,640
Electric Utilities	103,007,379	604,236	—	103,611,615
Transportation Infrastructure	52,553,684	4,296,393	—	56,850,077
Other*	629,569,015	—	—	629,569,015
Securities Lending Reinvestments
Commercial Paper	—	2,000,970	—	2,000,970
Repurchase Agreements	—	17,644,120	—	17,644,120

Total Investments	$812,082,826	$24,714,611	$—	$836,797,437

Other Financial Instruments
Assets
Futures Contracts	$130,194	$—	$—	$130,194
Forward Foreign Currency Contracts	—	26,992	—	26,992
Liabilities
Forward Foreign Currency Contracts	—	(20,897)	—	(20,897)

Total Other Financial Instruments	$130,194	$6,095	$—	$136,289

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2018 (Unaudited)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares Global Quality Real Estate Index Fund
Investments
Common Stocks*	$283,474,227	$—	$—	$283,474,227
Securities Lending Reinvestments
Repurchase Agreements	—	5,312,665	—	5,312,665

Total Investments	$283,474,227	$5,312,665	$—	$288,786,892

Other Financial Instruments
Assets
Futures Contracts	$103,251	$—	$—	$103,251
Forward Foreign Currency Contracts	—	5,859	—	5,859
Liabilities
Forward Foreign Currency Contracts	—	(4,848)	—	(4,848)

Total Other Financial Instruments	$103,251	$1,011	$—	$104,262

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares Real Assets Allocation Index Fund
Investments
Exchange Traded Funds	$14,137,991	$—	$—	$14,137,991

Total Investments	$14,137,991	$—	$—	$14,137,991

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares Quality Dividend Index Fund
Investments
Common Stocks*	$1,820,912,848	$—	$—	$1,820,912,848
Securities Lending Reinvestments
Bank Notes	—	2,000,000	—	2,000,000
Certificates of Deposit	—	50,487,315	—	50,487,315
Commercial Paper	—	6,003,880	—	6,003,880
Funding Agreements	—	4,000,000	—	4,000,000
Repurchase Agreements	—	48,601,050	—	48,601,050

Total Investments	$1,820,912,848	$111,092,245	$—	$1,932,005,093

Other Financial Instruments
Assets
Futures Contracts	$372,776	$—	$—	$372,776

Total Other Financial Instruments	$372,776	$—	$—	$372,776

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$318,243,217	$—	$—	$318,243,217
Securities Lending Reinvestments
Certificates of Deposit	—	500,000	—	500,000

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2018 (Unaudited)

	Level 1 – Quoted Prices (continued)	Level 2 – Other Significant Observable Inputs (continued)	Level 3 – Significant Unobservable Inputs (continued)	Total (continued)
Repurchase Agreements	$—	$24,169,372	$—	$24,169,372

Total Investments	$318,243,217	$24,669,372	$—	$342,912,589

Other Financial Instruments
Assets
Futures Contracts	$53,917	$—	$—	$53,917

Total Other Financial Instruments	$53,917	$—	$—	$53,917

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$46,527,000	$—	$—	$46,527,000
Securities Lending Reinvestments
Repurchase Agreements	—	1,035,556	—	1,035,556

Total Investments	$46,527,000	$1,035,556	$—	$47,562,556

Other Financial Instruments
Assets
Futures Contracts	$11,463	$—	$—	$11,463

Total Other Financial Instruments	$11,463	$—	$—	$11,463

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares International Quality Dividend Index Fund
Investments
Common Stocks*	$953,773,827	$—	$—	$953,773,827
Securities Lending Reinvestments
Repurchase Agreements	—	18,709,327	—	18,709,327

Total Investments	$953,773,827	$18,709,327	$—	$972,483,154

Other Financial Instruments
Assets
Futures Contracts	$193,695	$—	$—	$193,695
Forward Foreign Currency Contracts	—	89,571	—	89,571
Liabilities
Futures Contracts	(27,830)	—	—	(27,830)
Forward Foreign Currency Contracts	—	(165,898)	—	(165,898)

Total Other Financial Instruments	$165,865	$(76,327)	$—	$89,538

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares International Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$96,010,244	$—	$—	$96,010,244
Securities Lending Reinvestments

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2018 (Unaudited)

	Level 1 – Quoted Prices (continued)	Level 2 – Other Significant Observable Inputs (continued)	Level 3 – Significant Unobservable Inputs (continued)	Total (continued)
Repurchase Agreements	$—	$74,394	$—	$74,394

Total Investments	$96,010,244	$74,394	$—	$96,084,638

Other Financial Instruments
Assets
Futures Contracts	$5,691	$—	$—	$5,691
Forward Foreign Currency Contracts	—	2,092	—	2,092
Liabilities
Futures Contracts	(3,810)	—	—	(3,810)
Forward Foreign Currency Contracts	—	(128)	—	(128)

Total Other Financial Instruments	$1,881	$1,964	$—	$3,845

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares International Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$80,953,291	$—	$—	$80,953,291
Securities Lending Reinvestments
Repurchase Agreements	—	306,003	—	306,003

Total Investments	$80,953,291	$306,003	$—	$81,259,294

Other Financial Instruments
Assets
Futures Contracts	$2,887	$—	$—	$2,887
Liabilities
Futures Contracts	(4,326)	—	—	(4,326)

Total Other Financial Instruments	$(1,439)	$—	$—	$(1,439)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$1,869,338,384	$—	$1,869,338,384

Total Investments	$—	$1,869,338,384	$—	$1,869,338,384

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$978,642,094	$—	$978,642,094

Total Investments	$—	$978,642,094	$—	$978,642,094

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2018 (Unaudited)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares Disciplined Duration MBS Index Fund
Investments
Mortgage-Backed Securities	$—	$66,368,546	$—	$66,368,546

Total Investments	$—	$66,368,546	$—	$66,368,546

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares Credit-Scored US Corporate Bond Index Fund
Investments
Corporate Bonds*	$—	$58,159,100	$—	$58,159,100

Total Investments	$—	$58,159,100	$—	$58,159,100

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares Credit-Scored US Long Corporate Bond Index Fund
Investments
Corporate Bonds*	$—	$27,350,890	$—	$27,350,890

Total Investments	$—	$27,350,890	$—	$27,350,890

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares High Yield Value-Scored Bond Index Fund
Investments
Corporate Bonds*	$—	$49,131,977	$—	$49,131,977

Total Investments	$—	$49,131,977	$—	$49,131,977

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares Ready Access Variable Income Fund
Investments
Asset-Backed Securities	$—	$15,152,912	$—	$15,152,912
Collateralized Mortgage Obligations	—	1,500,284	—	1,500,284
Corporate Bonds*	—	159,134,165	—	159,134,165
Foreign Government Securities	—	1,308,628	—	1,308,628
Short-Term Investments	—	10,312,386	—	10,312,386

Total Investments	$—	$187,408,375	$—	$187,408,375

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2018 (Unaudited)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares Core Select Bond Fund
Investments
Exchange Traded Funds	$32,301,036	$—	$—	$32,301,036
Short-Term Investments	—	64,644	—	64,644

Total Investments	$32,301,036	$64,644	$—	$32,365,680

*	See Schedules of Investments for segregation by industry type.
†	Purchases include all purchases of securities and securities received in corporate actions.
††	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
a

During the period ended July 31, 2018, the FlexShares Morningstar US Market Factor Tilt Index Fund changed classification of security with a market value of $1,422 or 0.00% of the Fund’s net assets from Level 2 to Level 1 due to security being valued at unadjusted quoted market prices.

b

During the period ended July 31, 2018, the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund changed classification of securities with an aggregated market value of $330,786 or 0.03% of the Fund’s net assets from Level 1 to Level 2 due to securities being valued with other observable inputs.

c

During the period ended July 31, 2018, the FlexShares Morningstar Emerging Markets Factor Tilt Index Fund changed classification of securities with an aggregated market value of $987,506 or 0.15% of the Fund’s net assets from Level 2 to Level 1 due to securities being valued at unadjusted quoted market prices.

d

During the period ended July 31, 2018, the FlexShares Morningstar Emerging Markets Factor Tilt Index Fund changed classification of securities with an aggregated market value of $659,009 or 0.10% of the Fund’s net assets from Level 1 to Level 2 due to securities being valued with other observable inputs.

e

During the period ended July 31, 2018, the FlexShares STOXX® Global Broad Infrastructure Index Fund changed classification of security with a market value of $4,296,393 or 0.52% of the Fund’s net assets from Level 1 to Level 2 due to security being valued with other observable inputs.

1

The significant unobservable input that can be used in the fair value measurement is Estimated Recovery Value. Significant increases (decreases) in estimated recovery value would result in a significantly higher (lower) fair value measurement.

2

The significant unobservable inputs that can be used in the fair value measurement are: Discount Rate and Projected Cash Flows. Significant increases (decreases) in Discount Rates in isolation would result in a significantly lower (higher) fair value measurement while an increase (decrease) in Projected Cash Flow in isolation would result in a significantly higher (lower) fair value measurement.

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2018 (Unaudited)

Securities Lending

Each Fund may lend securities to banks, brokers and dealers or other qualified institutions. In exchange, the Fund is required to receive minimum initial collateral value as follows:

Type of Loan	Minimum Initial Collateral Requirement
U.S. dollar denominated securities secured by U.S. dollar denominated government securities or cash collateral	102%
U.S. dollar denominated securities secured by non-U.S. dollar denominated government securities or cash collateral	105%
Non-U.S. dollar denominated securities secured by government securities or cash collateral in the same denomination as the lent securities	102%
Non-U.S. dollar denominated securities secured by government securities or cash collateral in the different denomination from the lent securities	105%
U.S. dollar and Non-U.S. dollar denominated securities secured by equity securities collateral	105%

The collateral is maintained thereafter, at a value equal to at least 100% of the value of the securities loaned. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower.

Securities lending may represent no more than one-third of the value of a Fund’s total assets (including the loan collateral). JPMorgan Chase Bank, N.A. (the “Securities Lending Agent”) serves as the securities lending agent for the securities lending program of a Fund.

Collateral for loans of portfolio securities made by a Fund may consist of cash, cash equivalents, securities issued or guaranteed by the U.S. government or foreign governments or its agencies (or any combination thereof). Any cash collateral received by the Fund in connection with these loans may be invested in a variety of short-term investments, either directly or indirectly through money market portfolios. The market value of securities on loan, and the value of investments made with cash collateral received are disclosed in the Schedule of Investments.

When a Fund lends its securities, it will continue to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the investment of the cash collateral.

A Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. A Fund does not have the right to vote securities on loan, but can terminate the loan and regain the right to vote if a material event affecting the securities occurred. A borrower might become insolvent or refuse to honor its obligation to return the securities. In the event of a default by a borrower with respect to any loan, the Securities Lending Agent will exercise any and all remedies provided under the applicable borrower agreement. These remedies include purchasing replacement securities for the Fund by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If the proceeds from the collateral are less than the purchase cost of the replacement securities, the Securities Lending Agent is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities Lending Agency Agreement. In this event, a Fund could experience delays in recovering its securities and possibly may incur a capital loss. Each Fund will be responsible for any loss that might result from its investment of the cash collateral it receives from a borrower.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FlexShares Trust

By:	/s/ Peter K. Ewing
Peter K. Ewing
President
September 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter K. Ewing
Peter K. Ewing
President
September 26, 2018

By:	/s/ Randal Rein
Randal Rein
Treasurer and Principal Financial Officer
September 26, 2018